Exhibit 99.2 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
82386615	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,360.66	07/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,875.98	10.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	37.676%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx. No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 13 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $6,059.87 which was applied for the due date of xx/xx/2023. The current monthly P&I is $4,875.98 with an interest rate of 10.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is foreclosure. According to the payment history as of 008/xx/2024, the borrower is currently 13 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is xx As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income. As per servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. No further information is available to understand the current status of foreclosure process. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per servicing comments dated xx/xx/2024, the subject property has been occupied by owner. Borrower has 3.92 years on the job as an xx.
Foreclosure Comments:As per servicing comment dated xx/xx/2023, the foreclosure was initiated in xx with the loan. As per servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation workout. No further information is available to understand the current status of foreclosure process.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged xx exceeds Fees threshold of $15,166.71 over by +$10,034.29. The below fees were included in the test: Administration Fee paid by Borrower: $1,050.00 Mortgage Broker Fee paid by Borrower: $13,757.00 Points - Loan Discount Fee paid by Borrower: $10,394.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $25,201.00 exceeds Fees threshold of $15,166.71 over by +$10,034.29. The below fees were included in the test: Administration Fee paid by Borrower: $1,050.00 Mortgage Broker Fee paid by Borrower: $13,757.00 Points - Loan Discount Fee paid by Borrower: xx  Loan failed GSE (Freddie Mac public guidelines) QM APR test due to APR calculated 11.114% exceeds APR threshold of 8.720% over by +2.394%."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows no origination defect. FC was suspended and loan is in active loss mitigation, the servicer is reviewing."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at $800.00. Final CD dated xx/xx/2022 reflects Appraisal Fee at $1,300.00. This is an increase in fee of +$500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.114% exceeds APR threshold of 7.970% over by +3.144%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 11.114% exceeds APR threshold of 7.970% over by +3.144%. Subject loan is escrowed. Loan failed Qualified Mortgage APR threshold test due to APR calculated 11.114% exceeds APR threshold of 8.720% over by +2.394%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19046639	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,165.85	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,701.01	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	32.822%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded onxx in the amount ofxx in favor of xx
No active judgments or liens were found.
The 2023 annual county taxes were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is currently 08 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $4,559.54 which was applied for the due date of xx/xx/2023. The current monthly P&I is $3,701.01 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 08 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $4,559.54 which was applied for the due date of xx/xx/2023. The current monthly P&I is $3,701.01 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the servicing comments dated xx/xx/2024, the borrower has been approved for a trial modification starting from xx to xx/xx/2024 with a trial payment of $3,701.01.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
Borrower has 14.08 years on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 32.82%. Tape shows income miscalculation. Revised DTI is 54.36%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 14.08 years on the joxx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $18,564.00 exceeds Fees threshold of $17,289.69 over by +$1,274.31.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,723.00
Points - Loan Discount Fee paid by Borrower: $5,786.00
Underwriting Fee paid by Borrower: $1,055.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $18,564.00 exceeds Fees threshold of $17,289.69 over by +$1,274.31.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,723.00
Points - Loan Discount Fee paid by Borrower: $5,786.00
																																																																																							Underwriting Fee paid by Borrower: $1,055.00."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70508301	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,580.20	09/xx/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,113.22	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	791	Not Applicable	46.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx
No active judgments or liens have been found.
Parcel # xx
The first installment of county taxes for the year 2024 was paid on xx/xx/2024 in the amount of $4,567.61.
The second installment of county taxes for the year 2024 is due on xx/xx/2024 in the amount of $4,567.59.
Parcel # xx
The first installment of county taxes for the year 2024 was paid on xx/xx/2024 in the amount of $2,137.45.
The second installment of county taxes for the year 2024 is due on xx/xx/2024 in the amount of $2,137.42.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,551.36 (PITI), which was applied to the due date of xx/xx/2024. The current P&I is $3,113.22 and the interest rate is 3.125%. The current UPB reflected as per payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $664,204.75
As per the CC dated xx/xx/2023, the FC action was initiated. CC dated xx/xx/2023 shows the FC was placed on hold due to litigation. The litigation action was filed on xx Reason of litigation is not provided in the CC. CC shows sale was scheduled for xx As per the collection comment dated xx the FC was closed as the loan was reinstated.
The post-closing details regarding the bankruptcy have not been found.
CCs do not show any damage.
BWR has 2 months on the new job as a xx
Foreclosure Comments:As per the CC dated xx/xx/2023, the FC action was initiated. CC dated xx/xx/2023 shows the FC was placed on hold due to litigation. The litigation action was filed on xx Reason of litigation is not provided in the CC. CC shows sale was scheduled for xx As per the collection comment dated xx the FC was closed as the loan was reinstated. There is no comment indicating resolution of litigation matter found.
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.98%. Tape shows BWRxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx and electronically signed on xx of which is greater than 3 days from the initial application date xx Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx/xx/2021. The subject loan is a purchase case, originated on xx and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.985% as the borrower's income is $9,944.62 and total expenses are in the amount of $4,672.45 and the loan was underwritten xxrecommendation is approve/eligible with a DTI of 46.98%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4485917	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Massachusetts	xx	xx	No	No	Not Applicable	Other	$0.00	$6,402.92	08/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,117.15	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	31.411%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of city taxes for 2024 was paid in the amount of $1,600.73.
The second, third and fourth installments of city taxes for 2024 are due in the amount of $4,802.19.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,895.95 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $215,291.21. The current P&I is xx and the interest rate is 4.000%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $1,895.95 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $215,291.21.
The loan has not been modified.
The foreclosure was initiated in 2023. The foreclosure was closed and the loan has been reinstated on xx/xx/2024.
The reason for default is death of the family member.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 3.91 years on the job as a mxx
The Covid-19 attestation is located at "xx
Foreclosure Comments:The foreclosure was initiated in 2023. The foreclosure was closed and the loan has been reinstated on xx
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 31.41%. Tape shows lender failed to document child support income and VOR. Further details not provided. Lender defect. Subject loan originated on xx anxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96449461	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$3,382.08	09/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.40	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	532	Not Applicable	35.429%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $3,382.08.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 53 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2024 in the amount of $1,594.42 which was applied to the due date of xx/xx/2020. The unpaid principal balance is xx The current P&I is $1,284.40 and the interest rate is 9.500%.

Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2020.
The last payment was received on xx/xx/2024 in the amount of $1,594.42 which was applied to the due date of xx/xx/2020. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was initiated in 2020. Multiple times the sale has been scheduled and postponed. Multiple times, the foreclosure was placed on hold for different reasons and the hold is ended. The sale was scheduled for xx As per the comment dated xx/xx/2024, the property was sold to third party “xx. As per the comment dated xx the sale was rescinded on xx The sale was cancelled due to BK filing. The BK is active.
The borrower “xx” filed for bankruptcy under chapter xx
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 10 years on the xx
Foreclosure Comments:The foreclosure was initiated in 2020. Multiple times the sale has been scheduled and postponed. Multiple times, the foreclosure was placed on hold for different reasons and the hold is ended. The sale was scheduled for xx As per the comment dated xx the property was sold to third party “xxC” bid in the amount of xx As per the comment dated xx/xx/2024, the sale was rescinded on xx The sale was cancelled due to BK filing. The BK is active.

Bankruptcy Comments:The borrower “xx. The POC was filed on xx by the creditorxx, with the claim amount of xx and the arrearage amount is xx The chapter 13 plan was filed on xx The amended chapter 13 was filed on xx and the plan was confirmed on xx The debtor has promised to pay the trustee in the amount of xx for 1 month, xx for 2 months and xx for 57 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $242,404.00 and the value of the collateral is xx Therefore, the unsecured portion is $0.00. The BK is active.

Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Release of mortgage (Lvl 4) "According to the updated title report dated xx/xx/2024, the subject mortgage was originated by the borrowers “xx for the amount of xx As per the notice of trustee’s sale located at xxthe sale was scheduled for xx/xx/2023. Multiple times the sale has been scheduled and postponed. As per the notice of trustee’s sale located at “xxhe sale was scheduled for xx and the subject property was sold to “xx,” the sale was cancelled. UT shows current ownership is still with the “xx.” Informational alert note of UT shows as “subject mortgage foreclosure with subsequent rescission.”"	* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "The seller tape shows “EPD” and BK chapter 13 plan. According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 53 months and the next due date is xx/xx/2020. The unpaid principal balance is $152,368.36. The borrower “xx filed for bankruptcy under chapter 13 with thexx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage xx
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.657% exceeds APR threshold of 5.290% over by +4.367%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24881010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$311.27	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,127.16	7.625%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	796	763	24.033%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of $278.24 on xx/xx/2023.
The annual county taxes for 2024 were due in the amount of $311.27 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,364.07 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $1,127.16, and the interest rate is 7.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in x amount of $1,364.07 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $1,127.16, and the interest rate is 7.625%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 is retired.
BWR2 has 20 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows ARM disclosures were not sent to the BWR. Loan program disclosure is missing from the loan documents. Further details not provided."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91356877	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,075.20	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,709.92	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	4.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a mechanic's lien against the subject property in favor of xx
The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $7,287.72.
The annual county taxes for 2024 are due on xx/xx/2025 in the amount of $9,075.20.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,709.92 which applied for xx/xx/2024. The current P&I is $5,709.92 with an interest rate of 7.875%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $5,709.92 with an interest rate of 7.875%. The UPB is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller's tape, the subject property is owner-occupied and in good condition.
BWR has been SE for 20.58 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan did not meet the 6-month seasoning requirement for cash-out refinance. The borrower is current with the loan and the next due date of payment is xx/xx/2024. The UPB is xx Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23839692	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,559.42	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.18	10.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	705	710	44.395%	Second	Short Form Policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx which originated on xx
There is prior UCC lien found against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024-2025 are due in the total amount of $6,559.42 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,037.18 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,037.18 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 1.33 years on the job xx
BWR2 receives SSI and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage APR Threshold test due to APR calculated 11.518% exceeds APR threshold of 10.490% over by +1.028%.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $5,097.00 exceeds fees threshold of $3,914.00 over by +$1,183.00
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,907.00
Processing Fee paid by Borrower: $495.00
Underwriting Fee paid by Borrower: $695.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $$5,097.00 exceeds fees threshold of $3,914.00 over by +$1,183.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,907.00
Processing Fee paid by Borrower: $495.00
Underwriting Fee paid by Borrower: $695.00

Loan fails GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 11.518% exceeds APR threshold of 10.490% over by +1.028%."
* Loan does not conform to program guidelines (Lvl 3)     "The tape defect shows that the solar panels lien that increases the CLTV to 91% and the solar panels are also not subordinated, so the lien is in 3rd position. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.570% exceeds APR threshold of10.490% over by +1.080%. The subject loan is not escrowed.

Loan failed the CA AB 260 Higher-Priced Mortgage Loan test due to an APR calculated at 11.570% exceeds APR threshold of 10.490% over by +1.080%. The subject loan is not escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 11.518% exceeds APR threshold of 10.490% over By +1.028%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26941205	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,499.56	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.79	8.875%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	777	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes of the year for 2024 are paid in the amount of $1,499.56 on xx/xx/2024.
The annual combined taxes of the year for 2023 are paid in the amount of $1,069.37 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,133.79 which was applied for the due date of xx/xx/2024. The current P&I is $1,133.79 with an interest rate of 8.8750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Subject loan is DSCR. Employment details are not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per the tape defect, the subject property was listed for sale after closing and now it's delisted. As per the updated title report dated xx acquired the property through the deed which was recorded on xx The subject mortgage originated on xx The current owner of the property is the same as BWR."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98061323	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,502.14	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$438.79	10.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	694	746	44.219%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx
No active liens and judgments have been found.
The 1st, 2nd, and 3rd installments of county taxes for 2024 are due in the total amount of $3,502.14 on xx/xx/2024, xx/xx/2025, and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $438.79, which was applied for the due date of xx/xx/2024. The current monthly P&I is $438.79 with an interest rate of 10.00%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR xx
BWR2 receives pension, xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a second lien loan and fails HPML test if rate lock date is changed. Compliance report available in the loan package and Infinity compliance report shows loan passed HPML test. Further details not provided."
																																																																																							* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is $xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13890517	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,408.29	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.21	13.899%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	49.577%	Second	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated xx
There is one prior mortgage active against the subject property in favor of MERS as nominee for xx in the amount of xx.The first installment of county taxes for the year 2024 has been paid in the amount of $2,408.29 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $926.21 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $926.21 with an interest rate of 13.899%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed QM APR test due to APR Charged 14.174% APR Threshold 10.420% over by +3.754%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the unrelated transactional fees test. The below fees were included in the test:
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.50

Loan failed the lender retained fees test. The below fees were included in the test:
Underwriting Fee paid by Borrower: $999.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR charged 14.174% exceeds APR threshold of 10.420% over by +3.754%."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved at 49.57%. Tape shows BWR SE income using the average of 12 months of business bank statements was miscalculated. Revised DTI is 53.28%. BWR has been SE for 10.5 years at xx 0 since inception, $xx equity in the subject and $2,311 residual income.""
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 14.227% exceeds APR threshold of 10.420% over by +3.807%. Defensive period of 1 year has been expired.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test APR Calculated 14.174% APR threshold 10.420% over by +3.754%."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41115391	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,684.70	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,951.81	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	32.056%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for the year 2024 are due in the amount of $1,617.31 on xx/xx/2024.
The annual county taxes for the year 2023 have been paid in the amount of $1,502.65 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,300.30 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,951.81 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 due to the hurricane. CCs do not show damages.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Tape and review of loan document shows TRID violation as the BWR2 was not provided with initial CD. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48768965	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,055.16	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,432.50	5.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	619	733	23.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active judgments or liens were found.
The first and second installments of county, utilities/MUD and other taxes for 2024 are due in the total amount of $3,055.16.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,205.31, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,432.50 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Borrower has 0.75 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report was subject to. 1004D shows that all required repairs have been made and the subject property is 100% complete. Tape shows that the engineer certificate was completed by 2 different companies. Engineer certificate report provided by the 2nd company with the verbiage, which did not comply with HUD standards. Requested new engineer cert received as non-compliant due to water issues in crawl spaces. Engineer certificate is missing from the loan file. Further details were not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to Fees charged $8,243.72 Exceeds Fees threshold of $6,963.58 Over by +$1,280.14.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,909.00
Points - Loan Discount Fee paid by Borrower: $2,535.72
Underwriting Fee paid by Borrower: $799.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,243.72 Exceeds Fees threshold of $6,963.58 Over by +$1,280.14.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,909.00
Points - Loan Discount Fee paid by Borrower: $2,535.72
Underwriting Fee paid by Borrower: $799.00"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at $579.00. CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $2,535.72. This is an increase in fee of +$1,956.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL is expired.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx . Initial CD dated xx reflects lender crexx/2023 reflects Lender Credit at $0.00. This is decrease of $225.83 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document.  The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal rexxxrty is a manufactured home. The MH rider attached with recorded mortgage, which is locatedxxme is affixed permanently to the land. The wheels, axles, tow bar, or hitch were removed. The VINxx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84366416	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,540.40	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$677.21	11.209%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	707	692	43.132%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was xx
There is an active prior mortgage against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024-2025 are due in the total amount of $7,540.4 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $677.21, which was applied for the due date of xx/xx/2024. The current monthly P&I is $677.21 with an interest rate of 11.209%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.

xx
2.00 engineer  xx
BWR1 has 3.08 years on the job as a xx withxx
BWR2 has 2 years on the job as an xx with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR had multiple derogatory housing events like foreclosure and bankruptcy in past credit history, which is not acceptable for approving of a second lien subject loan. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 11.659% exceeds APR threshold of 10.160% over by +1.499%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.700% exceeds APR threshold of 10.160% over by +1.540%.

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 11.700% exceeds APR threshold of 10.160% over by +1.540%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45027565	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$19.38	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.19	4.375%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	44.636%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2024 are due in the total amount of $19.38 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of town taxes for 2023 are paid in the total amount of $8,779.8 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,027.43 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,100.19 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
The reason for default is not available in servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
BWR is retired and xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.63%. Tape shows non-retirement distribution income used for qualification is not supported. File shows letter from broker supporting $xx of the $4800 income distributions. Further details are not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR receives SSI, retirement distribution, and additional distribution income, FILO 795, 0X30 in the last 12 months, and $xx equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.636% as the borrower’s income is $7,522.10 and total expenses are in the amount of $3,357.59 and the loan was underwritten by DU (Lxx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17569139	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,113.50	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,151.32	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	49.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of town taxes for 2025 have been due in the total amount of $4,056.74 on xx/xx/2025 and xx/xx/2025.
The fourth installment of town taxes for 2024 has been paid in the amount of $2,060.84 on xx/xx/2024.
The annual utilities/MUD taxes for 2024 are paid in the amount of $2.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,922.86, which was applied for the due date of xx/xx/2024. The current P&I is $1,151.32 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is retired andxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.65%. Tape shows PITIA miscalculation as correct HOA was not included in PITIA. The revised DTI is 54%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR is retired and receives retirement and social security income, FIxx	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan xx
HOA Capital Contribution Fee paid by Borrower: $1,179.66
HOA Dues At Closing Fee paid by Borrower: $996.43
Title - CPL Fee paid by Seller: $75.00."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33963270	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,624.17	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,732.46	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	744	44.113%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was xx
No active judgments or liens have been found.
The third and fourth installments of county taxes for the year 2025 are due in the total amount of $2,312.08 on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for the year 2025 have been paid in the total amount of $2,313.09 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,099.13, which was applied for the due date of xx/xx/2024. The current P&I is $2,732.46 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
BWR receives xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at $3,885.57. This is an increase fee in the amount of +$3,885.57 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* xx or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.11%, as the borrower’s income is $8,160.10 and total expenses are in the amount of $3,599.63. The loan was underwritten by Dxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9262517	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,676.83	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,304.04	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	15.564%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual city/combined taxes for 2024 have been paid in the total amount of $11,676.83.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,540.94 which was applied for the due date of xx/xx/2024. The current P&I is $3,304.04 and the interest rate is 3.750%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,540.94 which was applied for the due date of xx/xx/2024. The current P&I is $3,304.04 and the interest rate is 3.750%. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the RFD is servicing issues.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan rate of 3.75% is below the investor's minimum tolerance limit. Further details not provided."
* Missing proof of hazard insurance (Lvl 3) "The hazard insurance policy is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at xx This is an increase fee in the amount of +$3,567.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case; it originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6582954	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,802.45	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,499.50	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	38.297%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found
The annual county taxes for 2023 were paid in the amount of $10,032.43 on xx/xx/2023.
The annual county taxes for 2024 are due on xx/xx/2024 in the amount of $9,410.35.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,699.38 which applied for xx/xx/2024. The current P&I is $3,499.50 with an interest rate of 6.125%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $3,499.50 with an interest rate of 6.125%. The UPB is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default has not been mentioned in the latest collection comments.
As per the seller's tape, the subject property is owner-occupied.
BWR has 10.16 years on the jxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at $5,700.38. This is an increase in fee of +$5,700.38 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is Purchase case, xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8929549	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,131.42	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,110.94	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	49.973%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 are due in the amount of $7,131.42 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,114.42 which was applied for the due date of xx/xx/2025. The current P&I is $2,110.94 and the interest rate is 4.750%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,114.42 which was applied for the due date of xx/xx/2025. The current P&I is $2,110.94 and the interest rate is 4.750%. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
Unable to determine the RFD.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.
BWR has 12 years on the job axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. Thexx	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counselling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initiaxx 3)     "Initial 1003 signed by loan originator is missing from the loan documents."
* Missing xx 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.
Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.98%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 59%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 12 years on the job as director of engineering at Marriott International, FICO 726, 0X30 in the last 12 months, $xx equity in the subject, and $4,398 residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx Calculated Finance charge is $368,728.03 for an under disclosed amount of -$2,604.58.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

The subject loan is a purchase, originated oxx
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to the initial CD is missing from loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55182521	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,167.22	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,574.84	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.737%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated onxx
No active judgments or liens have been found.
The first and second installments of county taxes for the year 2024 have been due in the amount of $15,167.22 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,911.49 which was applied for the due date of xx/xx/2024. The current P&I is $2,574.84 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
The reason for default is not available in the collection comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the appraisal report dated xx/xx/2021, located atxx  the subject property needs the installation of carbon monoxide detectors and smoke alarms and a tankless water heater. The estimated cost is not provided. There is no evidence of completion of repairs, and CCs do not show damages.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 19.5 years on the job as a xx at xx
BWR2 has 2.91 years on the job as a xx atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Hazard Insurance Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Note Transmittal (1008)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to electric, water, and gas utilities being turned on; carbon monoxide detectors and smoke alarms were not installed; a tankless water heater was not installed. xx is missing from the loan documents. Final CD does not reflect any escrow holdback. xx search shows an estimated value of $1,343,300. Current UPB xx
* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.73%. Tape shows BWR2 income used to qualify is not allowed as BWR2 is the realtor on the transaction. The revised DTI is 50%. Further details not provided. Lender defect. The subject originated on xx and the 3-year SOL has expired. BWR1 has 19.5 years oxx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Complianceease TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.73% as the borrower’s income is $29,613.25 and total expenses are in the amount of $14,728.73 and the loan was underwritten by DU (Lxx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64603009	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,640.72	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,220.45	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	44.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 3rd and 4th installments of county taxes for 2025 are due in the total amount of $3,320.36 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of $3,322.96 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,908.80 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,220.45 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.52%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired. BWR has been SE for 2.03 years at xx, FICO 673, 0X30 in the last 24 months, and $xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $1,160.00. Final CD dated xx reflects Points - Loan Discount Fee at $1,275.51. This is an increase in fee of +$115.51 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.515%, as the borrower’s income is $7,711.92 and total expenses are in the amount of $3,432.94 and the loan was underwritten by DU (xx7) and its recommendation is Approve/Eligible with a DTI of 44.52%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19258439	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,772.78	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,315.40	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	774	Not Applicable	29.815%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for the year 2024 has been paid in the amount of $1,386.39 on xx/xx/2024.
The second installment of county taxes for the year 2024 is due in the amount of $1,386.39 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,583.54, which was applied for the due date of xx/xx/2024. The current P&I is $1,315.40 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has beenxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 30.17%. Tape shows two undisclosed mortgage debts opened prior to closing. Revised DTI is 79%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has been SE for 9.33 years as a xx, FICO 774, 2X60 in the last 24 months, $xx equity in the subject."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5786798	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,374.34	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,124.06	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	22.441%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st and 2nd county taxes for 2024/2025 are due in the total amount of $7,374.34 on xx/xx/2024 and xx/xx/2025 respectively.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,000.00 which was applied for the due date of xx/xx/2024. The current P&I is $1,124.06 and the interest rate is 3.125%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,000.00 which was applied for the due date of xx/xx/2024. The current P&I is $1,124.06 and the interest rate is 3.125%. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
Unable to determine the RFD.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR has been SE for xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. The 1xx
* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows subject is NOO as BWR listed the subject property for sale one month after closing and subsequently listed it for rent. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 22.44%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has been SE for 5.33 years at xx, FICO 759, and $xx equity in the subject."
* Compliance Testing (Lvl 2)     "Loan failed the TRID disclosure delivery date validation test as the closing disclosure delivery date is on the loan estimate delivery date. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the TRID disclosure delivery date validation test as the closing disclosure delivery date is on the loan estimate delivery date."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Critical	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94479263	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,806.18	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,849.61	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	38.741%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 are due in the amount of $4,806.18 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,686.54 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,849.61 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx
..	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,849.61 with an interest rate of 5.250%. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The RFD is not available.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.41 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #2 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71497699	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,946.44	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,949.00	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	797	770	40.366%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2nd installment of county taxes for 2024 is due in the amount of $1,473.22 on xx/xx/2025.
The 1st installment of county taxes for 2024 was paid in the amount of $1,473.22 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,232.05 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,949.00 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
The reason for default is not available.
The loan has not been modified since origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the current condition and occupancy of the subject property.
BWR has 1.58 years on the job as axxn. Previously, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal in the loan file is subject to completion of construction. Subject is new construction and estimate amount of completion is not available in the appraisal report. Appraisal 1004D update/completion report is missing from loan documents. Final CD does not reflect escrow holdback amount."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows IPC (interested party contribution) of 2% exceeds the limit for NOO loan. Further details not provided."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30313602	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,897.22	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,019.88	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	44.644%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a junior UCC lien in favor xx
The annual combined taxes for 2023 have been paid in the amount of $7,557.51 on xx/xx/2023.
The annual combined taxes for 2024 are due in the amount of $7,897.22 on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,912.89 which was applied for the due date of xx/xx/2024. The current P&I is $1,019.88 and the interest rate is 2.750%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,912.89 which was applied for the due date of xx/xx/2024. The current P&I is $1,019.88 and the interest rate is 2.750%. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR has 1.30 years on the job as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion of construction, and 1004D confirming the completion of construction is missing from the loan documents. The final CD does not reflect any escrow holdback. xx search shows an estimated value of $xx and Current UPB is xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet the eligibility requirement of Freddie Mac for manual UW as the DTI on the loan is greater than 36%. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from the loan file. Subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.644%, as the borrower’s income is $5,502.17 and total expenses are in the amount of $2,456.41 and the loan was underwritten by AUS/LP (Loxxd its risk class is “Caution” with 45%. Subject loan originated on xx and 3-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77225100	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,483.21	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,903.88	4.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	66.270%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for 2024 are due in the amount of $9,483.21 on xx/xx/2025.
The annual combined taxes for 2023 were paid in the amount of $10,094.20 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,974.06 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,903.88 with an interest rate of 4.50%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 30 years on thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA purchase. Tape shows xx guaranty could not be obtained as VA entitlement was not restored. Further details not found."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed ComplianceEase delivery and timing test for initial loan estimate dated xx Document tracker proving the delivery of initial loan estimate within 3 business days from the initial application date of xx is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.
Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 66.27% as the borrower’s income is xx and total expenses are in the amount of $8,092.95 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 66.27%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71804520	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,913.25	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	48.345%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx There is Muni/City/Code lien found against the subject property in favor of xx which was recorded on xx. The taxes are to follow. No prior year’s delinquent taxes have been found.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,521.93 which applied for xx/xx/2024. The current P&I is $1,913.25 with an interest rate of 6.990%. The UPB is xx	Collections Comments:The current status of the loan is performing. According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $1,913.25 with an interest rate of 6.990%. The UPB is xx No foreclosure activity has been found. No bankruptcy-related details have been found. As per tape data dated xx/xx/2024, the property is owner-occupied.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.345%. Tape shows lender used asset distribution of $5700 from $xx Fidelity account to qualify. Further details not provided. Lender defect. Subject loan originated 6/xx/24 and the 3 year SOL is active. BWxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12084392	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,358.61	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,051.08	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	763	Not Applicable	26.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was xx
No active judgments or liens found
The annual combined taxes for 2024 are due on xx/xx/2025 in the amount of $7,448.01.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,391.13 which applied for xx/xx/2024. The current P&I is $3,051.08 with an interest rate of 6.990%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025.  The current P&I is $3,051.08 with an interest rate of 6.990%. The UPB is xx No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default has not been mentioned in the latest collection comments.
As per tape data, the property is owner-occupied.
BWR has been SE for 7.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. The 1004D report is missing from the loan documents. xx search shows an estimated value of $xx and current UPB is xx	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property. xx search does not reflect an estimated value. Current UPB is $xx."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9028061	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,457.36	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,822.35	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	33.636%	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2024	$424,571.68	Not Applicable	3.250%	$1,581.70	06/xx/2024	Financial Hardship	As per review of the updated title report dated xx/xx/2024, the subject mortgage was xx
There is UCC financing statement open against the borrower in favor of xx
The annual combined taxes for 2024 are due on xx/xx/2025 in the amount of $5,457.36.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,532.42 which applied for xx/xx/2024. The current P&I is $1,581.70 with an interest rate of 3.250%. The UPB is xx
..	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The current P&I is $1,581.70 with an interest rate of 3.250%. The UPB is xx
The loan modification agreement was made between the borrower and lender on xx/xx/2024
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the collection comment dated xx/xx/2022, the forbearance plan was offered. Further details not available.
As per the document located xx
As per tape data, the property is owner-occupied.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx The new modified rate is 3.250% and borrower promises to pay the P&I of $1,581.70 which began on xx The new principal balance is $424,571.68 and the maturity date is xx	Appraisal (Incomplete) Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. The 1004D report is missing from the loan documents. The final CD does not show any escrow holdbacks. xx search shows an estimated value of $xx and current UPB is xx	* Loan does not conform to program guidelines (Lvl 3) "As per the tape defect, the payment for March 1, 2023, is 13 months late. As per the review of the payment history, the payment of xx/xx/2024 was made on xx/xx/2024. The loan is performing and the next due date is xx/xx/2024. Current UPB is $422,398.75."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 33.63%. Tape shows the loan is not eligible for manual UW due to additional layering of risk, such as 95% LTV, 1-month reserves, and a 663 credit score. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR xx "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

																																																																																								Settlement services provider list is missing from loan documents."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55368374	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,149.28	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,180.42	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated xx
No active judgments or liens have been found.
The annual combined taxes for 2023 have been paid in the amount of $3,803.60 on xx/xx/2024.
The annual combined taxes for 2024 are due in the amount of $6,149.28 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,120.47 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $4,180.42 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. The 1004D report is missing from the loan documents. The final CD does not show any escrow holdbacks. xx search shows an estimated value of $xx and current UPB is xx	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counselling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is $799,558.49 for an under disclosed amount of -$5,205.91. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated oxx
TRID total of payment disclosed on final CD as xx Calculated total of payments is $1,526,223.49 for an under disclosed amount of -$5,079.71. The disclosed total of payments of $1,521,143.78 is not considered accurate because it is understated by more than $100. Subject loan is purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents.
																																																																																								Home loan toolkit is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69926662	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,409.56	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.26	2.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	31.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated xx
There is one civil judgment open against the borrower which was recorded on xx The amount is not mentioned on the supporting document.
The first & second installments of county taxes for 2024-2025 are due in the amount of $5,409.56.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,867.50 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,313.26 with an interest rate of 2.500%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.14 years on thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. The 1004D report is missing from the loan documents. The final CD does not show any escrow holdbacks. UPB as per tape $295,496.14 and xx estimate value xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable by GNMA as BWR's CAIVRS history is not clear. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 31.73%. Tape shows lender underwriting error. Further details not provided. Lender defect. Subject originatedxx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provided list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99166244	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,434.02	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,379.65	3.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	655	41.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx
No active judgments or liens have been found.
The first & second installments of county taxes for 2024-2025 are due in the amount of $7,434.02.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,300.76 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,379.65 with an interest rate of 3.499%. The current UPB reflected as per the payment history is xx
..	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Previously the borrower worked for multiple firms, and currently the borrower is working with xx for 4 months.
BWR2 has 2.08 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape indicates the subject may be NOO, as the BWR did not move into the subject property. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 41.79%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is expired. BWR1 has 4 months on the job as a journeyman electrician at Faith Technologies; BWR2 has 2.08 years on the job as a nxx, FICO 643, and $xx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is $204,182.43 for an under disclosed amount of -$1,923.15. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2021 and the 1 year SOL is expired.

Loan failed the TRID total of payments test as this loan data reflects total of payments in the amount of $509,537.28. xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing in the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71944012	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,326.94	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.90	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	724	40.033%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for 2024 are due in the total amount of $6,326.94 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $5,420.44 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,050.24 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,313.90 with an interest rate of 3.750%. The current UPB reflected as per the payment history is x	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $264,561.73.
No comments have been found for foreclosure and bankruptcy.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
The covid-19 attestation is located at xx
BWR1 has 1 month on the job as an  xx
BWR2 has 1 month on the job asxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 40%. Tape shows defect thaxx. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40%. Tape and file show BWRs have limited job history. Further details not provided. Lender defect. Subject originated 4/xx/23 and the 3 xxan xx axx the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33559824	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,076.52	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.37	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.524%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active judgment has been found.
The 1st installment of county tax for 2024 has been paid in the amount of $3,038.26 on xx/xx/2024.
The 2nd installment of county tax for 2024 has been due in the amount of $3,060.13 on xx/xx/2024.
The annual utilities/MUD taxes for 2024 have been due in the amount of $136.55 on xx/xx/2024.
No delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024, in the amount of $1,563.36, which was applied for the due date of xx/xx/2024. The current P&I is $898.37 and interest rate is 5.990%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx
Unable to determine the RFD.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the current occupancy from CCs and tape shows the property has been rented out.
BWR has 13xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report is subject to the completion of new construction. The 1004D report is missing from the loan documents. The final CD does not show any escrow holdbacks. UPB as per tape xx and xx
* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows subject is xx as the BWR acknowledged subject was rented out. Further details were not provided. Elevated for client review."	* Missing credit report (Lvl 3) "Credit report is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 38.52%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWRxxnated on xx/xx/2022, and the 3-year SOL is activexx d, 3xxn the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61275875	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,450.36	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,392.55	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	776	24.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found.
The annual combined taxes for 2023 were paid on xx/xx/2023 in the amount of $8,450.36.
As per updated title report, no prior year taxes are delinquent
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,604.33 which applied for xx/xx/2024. The current P&I is $3,392.55 with an interest rate of 4.125%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $3,392.55 with an interest rate of 4.125%. The UPB is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per tape data, the property is owner-occupied.
BWR1 has 7 years on the joxx.
BWR2 has 5 years on thxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows appraisal delivery requirements not being met. The appraisal was delivered to the borrower on xx/xx/2022, and the loan closed on xx/xx/2022."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25036930	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,207.64	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$484.89	2.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	791	25.220%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated onxx
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 is paid in the amount of $2,106.82.
The third and fourth installments of county taxes for 2025 are due in the amount of $2,103.82.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $901.75 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $484.89 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No information has been found regarding the forbearance plan.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1xx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is closed without dxx entitlement. Further details not found."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the loan origination fee test due to fees charged $1,375.48 exceeds fees threshold of $1,268.51 over by +$106.97.
The below fees were included in the test:
HOA Capital Contribution paid by Borrower: $1,300.48
HOA Transfer Setup paid by Borrower: $75.00."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "VA guaranty certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8199804	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,476.12	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.85	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	790	Not Applicable	39.931%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found
The annual combined taxes for 2023 were paid in the amount of $627.68 on xx/xx/2023.
The annual xx taxes for 2023 were paid in the amount of $1,848.44 on xx/xx/2024.
The annual xx taxes for 2024 are due on xx/xx/2025 in the amount of $1,655.90.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,656.65 which applied for xx/xx/2024. The current P&I is $1,114.85 with an interest rate of 5.375%. The UPB is xx
..	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,656.65 which applied for xx/xx/2024. The current P&I is $1,114.85 with an interest rate of 5.375%. The UPB is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.

BWR has 4.33xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is. The home is in new condition, and the improvement section reflects some repairs that need to be completed for sod/landscaping, and the estimated cost to amount is $1,700.00. The 1004D completion report is missing from the loan documents. Final CD does not reflect escrow holdback."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.93%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial LE is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22796233	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$633.36	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,089.52	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Unavailable	38.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found against the borrower and subject property. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $633.36 on xx/xx/2024 and xx/xx/2024, respectively. No prior year’s delinquent taxes have been found	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,230.72 which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,089.52 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx No evidence has been found regarding the current or prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding litigation and contested matters. As per the tape data, the subject property is owner-occupied. No evidence related to a natural disaster was found in the servicing comments. No comments have been found stating the borrower’s income was impacted by Covid-19. The appraisal report is subject to completion as per plans. The available xx reflects the weather-related items are incomplete. Landscaping and SOD are needed to be completed. The appraisal report reflects the estimated cost to repair the property, which is approximately $6,000.00. There is no evidence to confirm the current status of repairs. Further details are not provided. Previously the borrower worked for multiple firms, xx. Co-borrower has prior employment xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion as per plans. The available 1004D reflects the weather-related items are incomplete. Landscaping and SOD are needed to be completed. The appraisal report reflects the estimated cost to repair the property, which is approximately xx The updated xx report is missing from the loan documents. Also, the final CD does not reflect escrow holdback. UPB as per tape xx and xx estimate value xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Credit score not provided (Lvl 3)     "Credit score of the co-borrower is not provided."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows credit accidentally repulled, and the score came in below acceptable levels. A soft credit pull was intended. Hard credit was pulled accidentally, wherein the borrower's credit score came back too low for approval. Further details are not provided. FICO 678."
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32473677	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$1,491.30	$5,577.58	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,558.83	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	716	766	45.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx. There are 8 prior xx found against the borrower in the total amount of xx filed by different plaintiffs, which were recorded on different dates. There is a prior civil judgment found against the borrower in favor of xx. The 1st and 2nd installments of town taxes for 2025 are due in the total amount of $2,788.79 on xx/xx/2025 and xx/xx/2025. The 1st, 2nd, and 3rd installments of town taxes for 2024 were paid in the total amount of $4,086.27 on xx/xx/2024, xx/xx/2024, and xx/xx/2024. The annual utilities/MUD taxes for 2024 have been delinquent in the amount of $201.60, which were good through xx/xx/2024. The 4th installment of town taxes for 2024 is delinquent in the total amount of $1,491.30, good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,177.17, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,558.83 with an interest rate of 6.99%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx No evidence has been found regarding the current/prior foreclosure proceedings. As per the PACER report, the borrower has not filed for bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied.
BWR has 1.41 years on the job as an xx. BWR has prior employment experience as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2). The loan does charge fee(s) not providexx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project is ineligible due to deductible on the master policy. The master insurance policy reflects a high deductible of $xx and dwelling coverage of $xx. Further details not provided. xx search shows an estimated value at $xx. Current UPB is $xx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76316004	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$672.11	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,132.47	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	34.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 are due in the amount of $672.11 on xx/xx/2024.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,132.47 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,132.47 with and interest rate of 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
Unable to determine the status of current occupancy.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the joxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the investor is not buying the subject property, which is a manufactured home. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report dated xx the subject property type is a manufactured home. The manufactured housing unit and affidavit of affixation rider attached with the recorded mortgage located atxxstate that the manufactured home with VIN # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9934019	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$936.54	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,356.49	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	40.427%	First	Final policy	Not Applicable	Not Applicable	03/xx/2024	$231,296.29	$15,536.29	6.125%	$1,206.00	03/xx/2024	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found.
The 1st and 2nd installments of combined taxes for 2024 are due in the total amount of $936.54.
No prior delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,407.82, which was applied for the due date of xx/xx/2024. The current P&I is $1,206.00 with an interest rate of 6.125%. The UPB is xx	Collections Comments:According to the service comment, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx
As per the collection comment dated xx/xx/2023, RFD is Excessive Obligations.
As per the collection comment dated xx/xx/2023, the forbearance plan was given. As per the collection comment dated xx/xx/2024, the forbearance plan was completed. Further details not provided.
As per the collection comment dated xx/xx/2024, the loan was modified.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $1,206.00 monthly with a modified interest rate of 6.125% beginning on xx with a maturity date of xx The deferred balance is $15,536.29 and interest bearing is xx	Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #2, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed onxx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated x reflects Appraisal Fee at $650.00. CD dated xx reflects Appraisal Fee at $1,520.00
Loan estimate dated xx does not reflect IBTS Verification Fee. CD dated xx reflects IBTS Verification Fee at xx
This is a cumulative increase in fee of $1,095.00 for charges that cannot increase. Valxx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58984488	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,098.99	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$434.55	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	813	Not Applicable	41.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for the year 2024 are due in the amount of $1,098.99 on xx/xx/2025.
The annual combined taxes for the year 2023 were paid in the amount of $1,004.46 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $434.55 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $434.55 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
As per the comment dated xx/xx/2024, the subject property is non-owner occupied.
As per the comment dated xx/xx/2024, the RFD is servicing problem.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 41.39%. Tape shows income miscalculation. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR has 3 months on the job as a xx 813, 2X30 since inception and $xx equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78462575	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,930.05	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.52	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	48.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual xx taxes for 2023 were paid in the amount of $2,693.67 on xx/xx/2022, xx/xx/2023 and xx/xx/2023.
The annualxxy taxes for 2024 were due  in the amount of $2,911.39 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,200.00 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $692.52 with an interest rate of 6.125%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,200.00 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $692.52 with an interest rate of 6.125%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR hasxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.62%. Tape shows income miscalculation. Revised DTI is 51.21%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.58 years on the job as a xx 1351, FICO 780, 0X30 since inception, $xx equity in the subject, and $1,370 residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75740516	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.71	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	719	47.111%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 are exempt for xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $880.90 which was applied for the due date of xx/xx/2024. The current P&I is $661.71 and the interest rate is 7.250%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx in the amount of $880.90 which was applied for the due date of xx/xx/2024. The current P&I is $661.71 and the interest rate is 7.250%. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated xx/xx/2024, the RFD is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner occupied.
No damage or repairs have been found.
BWR1 hasxx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.11%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-yeaxxxxR2 has 1.08 years on the joxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74318177	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,291.00	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,784.31	9.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	37.661%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx
No active judgments or liens have been found.
The annual county taxes for 2023 are paid in the amount of $1,291.00 on xx/xx/2024.
The annual county taxes for 2023 are due in the amount of $1,291.00 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,053.31 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $3,784.31 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx

Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed qualified mortgage Axx
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulationsxx
The below fees were included in the test
Loan Origination Fee paid by Borrower: $10,350.00
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $1,095.00.

Loan failed state regulations for the interest rate test due to APR calculated 9.250% exceeds APR threshold 8.690% over by +0.560%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 9.569% exceeds APR threshold of 9.010% over by 0.559%."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows an issue related to licensing. Lender had a valid license in TN as of 7/xx/24. Subject loan closed after that date, 7/xx/24. Outside counsel agrees with LVL3 treatment.  Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.622% exceeds APR threshold of 8.260% over by +1.362%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.569% exceeds APR threshold of 8.260% over by 1.309%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80184030	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,427.78	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,722.59	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	690	Not Applicable	49.327%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated onxx
There is one state tax lien open against the borrower in the amount of $4,424.17, which was recorded on xx
There is one junior mortgage open against the property in the amount of xx, which was recorded on xx
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of $3,427.78.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2024 were paid in the total amount of $6,855.56.
The annual utilities/MUD taxes for 2024 have been delinquent in the amount of $198.00, which were good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,412.86 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,722.59 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is in collections.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
The appraisal report is as is, and the subject photo addendum shows the first floor is deteriorated and needs to be replaced, including the entry foyer, living room, dining room, kitchen, and rear foyer. Handrail to be installed on staircase from first to second floor. 1004D shows that the floor and the ceiling have been repaired and no information has been provided for the remaining damages. The total estimated cost of cure is not provided. CCs do not show damage.
As per comment dated xx/xx/2024, the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2024, the property occupancy is stated as renter occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.66 years xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)		3: Curable		.											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56079325	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,125.79	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,368.54	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	No	No	796	728	25.722%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2024 are due in the amount of $6,125.79 on xx/xx/2024.
The annual combined taxes for 2023 were paid in the amount of $5,997.36.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,981.72 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx The current P&I is $1,368.54 and the interest rate is 6.750%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR rxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 25.72%. The tape shows the subject loan LTV of 79.90% exceeded the threshold of 75% for a 2-unit property. Further details are not provided. xx search shows an estimated value of $xx. Current UPB $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59215508	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,096.22	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.17	5.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	645	48.697%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx
There is a prior credit card judgment against the borrower, xx
The 1st installment of county taxes for 2024 was paid in the amount of $548.11 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $548.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,319.83, which was applied for the due date of xx/xx/2024. The current P&I is $869.17 with an interest rate of 5.25%. The current UPB reflected as per payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by owner. CCs do not show any damage.
BWR1 xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails loan origination fee test due to Fees charged $1,880.00 Exceeds Fees threshold of $1,574.00 Over by +$306.00.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,315.00
Pest Inspection Fee paid by Borrower: $55.00
Termite Treatment paid by Borrower: $475.00
Title - Closing Protection Letter paid by Borrower: $35.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is less than 3 business days from the Consummation date xx/xx/2023.

Subject loan is refinance case, originated on  xx/xx/2023 and the 3 years SOL is active.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects A Points - Loan Discount Fee at $4,573.00. CD dated xx/xx/2023 reflects A Points - Loan Discount Fee at $4,585.06. This is an increase in fee of $12.06 for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet VA seasoning period requirements of 210 days. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77637159	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,347.90	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,040.72	5.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	643	680	46.405%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 were paid in the amount of $3,347.90.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,637.07 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx The current P&I is $1,040.72 and the interest rate is 5.250%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Borrower's intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet VA seasoning period requirements of 210 days. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72125483	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,755.84	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,242.37	5.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	2 Family	xx	xx	Primary	No	Not Applicable	Unavailable	724	725	36.350%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for 2024 are due in the amount of $15,755.84 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $15,534.95 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,478.42, which was applied for the due date of xx/xx/2024. The current P&I is $4,242.37 with an interest rate of 5.490%. The current UPB reflected as per payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by owner.
As per the collection comment dated xx/xx/2024, the subject property was impacted by Hurricane Helene. CCs do not show any damage.
BWR1 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, and the tape indicates that the property may be NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Lost Note Affidavit (Lvl 3) "Tape shows original note is lost. The unexecuted copy of lost note affidavit document is available at xx
* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 36.35%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. BWR defect. The sxx the job as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Appraisal Review Fee. CD dated xx/xx/2022 reflects Appraisal Review Fee at $150.00. This is an increase in fee of +$150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at $6,473.00. Final CD dated xx/xx/2022 reflects lender credit at $276.76. This is decrease of $6,196.24 for fee which has 0% tolerance test.

The subject loan is a purchase, originated on 5xx
																																																																																								* Missing Required Disclosures (Lvl 2) "Your home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44401410	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,270.00	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.69	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	36.378%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 is paid in the amount of $2,135.00 on xx/xx/2024.
The second installment of county taxes for 2024 is paid in the amount of $2,135.00 on xx/xx/2024.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,864.83 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,212.69 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the xx Construction between xx/xx/2021 and xx/xx/2022 for 1.50 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated vaxx
* Loan does not conform to program guidelines (Lvl 3)     xx 24, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66326511	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$443.34	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	29.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a prior state tax lien against the borrower that was recorded on xx in the amount of $585.56 in favor xx
Annual county taxes for 2024 are exempt.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $787.97 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $443.34 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
As per the collection comment dated xx/xx/2024, the subject property was impacted by xx. CCs do not show any damage due to the disaster.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land.
As per the appraisal report, which is located at "xx the subject property type is manufactured home. The ALTA 7 endorsement is not attached to the short form title policy. The VIN# is not available in the legal description of the recorded mortgage. The manufactured home rider and affidavit of affixation are attached to the recorded mortgage located at “xx” The serial number is not mentioned in both documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the amortization of the subject loan does not match lock terms. Further details not provided."
* Missing Required Disclosures (Lvl 3)     "Settlement service provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.235% exceeds APR threshold of 8.430% over by +0.805%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.270% exceeds APR threshold of 8.430% over by +0.840%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30485245	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,273.34	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,165.20	8.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	790	27.808%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $18,273.34 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,165.20 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $4,165.20 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents. Post CD was used to run CE."
* LE/CD Issue date test Fail (Lvl 3)     "Tape shows final CD not signed at consummation. The final closing disclosure available in the file is incomplete, as page 4 of the CD does not reflect APR, finance charge, or total payment details. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.466% exceeds APR threshold of 8.440% over by +0.026%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55099549	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,025.09	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,710.16	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	47.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found.
The annual county taxes for 2024/2025 were paid on xx/xx/2024 in the amount of $2,025.09.
As per the updated title report, no prior year taxes are delinquent.	The loan was originated on xx/xx/2024, and the first payment is due on xx/xx/2024. According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is xx	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024, and the first payment is due on xx/xx/2024. According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the closing documents were signed one day prior to the allowed date per TRID rules to satisfy the waiting period from last LE to consummation date. Infinity compliance result fails the revised LE delivery and timing test as the receipt date of the last LE is less than 4 business days before the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for revised loan estimate#1 dated xx and signed on xx which less than 4 business days from the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at $31.01. This is an increase in fee of $31.01 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.217% exceeds APR threshold of 7.620% over by +0.597%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.192% exceeds APR threshold of 7.620% over by +0.572%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90967991	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,260.22	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,388.76	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	49.572%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There are two junior mortgages against the subject property originated on xx in favor of xx
The 1st and 2nd county taxes for 2024/2025 are dues in the total amount of $2260.22.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,043.42, which was applied for the due date of xx/xx/2024. The current P&I is $2,388.76 with an interest rate of 8.375%. The UPB is xx	Collections Comments:According to the service comment, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx
Unable to determine the current occupancy and condition of the subject property.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
BWR has 6.66 years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 49.57%. Tape shows lender did not include student loan debt that is deferred to 2032 and the revised DTI is 53.22%. Further details not provided. BWR has 6.xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 9.339% exceeds APR threshold of 8.720% over by +0.619%. The subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.339% exceeds APR threshold of 8.720% over by +0.619%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test ( 12 CFR §1026.43(b)(4), (e)(1) ) due to APR calculated 9.336% Exceeds APR threshold of 8.720% Over By +0.616%. Subject loan is escrowed."
																																																																																								* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting: $324,000.00. Amount of secondary lien(s): $19,148.00, Loan amount: $314,280.00 LTV: 97.000% Current UPB is $313,289.53, with a current CLTV of 102.910%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30108614	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,100.10	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,308.50	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	730	47.245%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
There are three prior water and xx liens found against the subject property in the total amount of $5,648.02 filed by xx
The annual county taxes for 2024 are due in the amount of $2,550.02 on xx/xx/2024.
The annual county taxes for 2024 were paid in the amount of $2,550.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,189.05 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $4,308.50 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined from collection comments.
BWR1 has xxbetween xx/xx/2022 and xx/xx/2024 for 1.83 years.
BWR2 has 3.91 years on the job as axx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 47.24%. The tape shows income miscalculation. The revised DTI is 51%. Further details not provided. BWR1 has 1.83 years on thxx	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $1,230.24."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40143236	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,344.00	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.07	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	45.398%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was xx
The re-recorded mortgage located at (xx shows there is a correction for the maturity date of the subject mortgage.
No active judgments or liens were found.
The annual county taxes for 2024 are due in the amount of $1,344.00 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $1,344.00 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,130.95 which was applied for the due date of xx/xx/2024. The current monthly P&I is $860.07 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
Unable to determine the current occupancy of subject property.
BWR has 3.16 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due txx ore than 3 business dayxx

The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.398%, as the borrower's income is $3,308.87 and total expenses are in the amount of $1,502.16 and the loan was underwritten by DU (Rodriguez Fullfile Pg#522) and its recommendation is Approve/Eligible with a DTI of 45.40%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63035471	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	$1,183.26	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.27	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	13.517%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2023 have been paid in the amount of $779.83 on xx/xx/2024.
The annual combined taxes for 2024 are due in the amount of $1,183.26 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,239.09 which was applied for the due date of xx/xx/2024. The current P&I is $955.27 and the interest rate is 6.750%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,239.09 which was applied for the due date of xx/xx/2024. The current P&I is $955.27 and the interest rate is 6.750%. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per tape data, the subject property is owner occupied.
The collection comment dated xx/xx/2024 and xx/xx/2024 shows disaster impact. CCs do not show damage.
BWR haxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $50.00. Final, CD dated xx reflects the sum of Section C and Recording fee at $60.00. This is a cumulative increase of $5.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan is not insurable due to the borrower qualifying with a work visa type R. BWR'xx
* MI, FHA or MIC missing and required (Lvl 3)     "FHA insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88044340	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Massachusetts	xx	xx	No	No	Not Applicable	First	$0.00	$8,297.90	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,732.49	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	777	Not Applicable	41.794%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $8,297.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,096.08, which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,732.49 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $543,633.77. PH shows a large transaction in the amount of $15,661.42 on xx/xx/2024, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. As per the comments dated xx/xx/2024, these are the borrower's payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject is NOO and approved at 41.794%. The tape reflects an increased DTI of 46.637%. Further details not provided. Subject loan originated on xx/xx/2022. BWR has bexx
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows FNMA disputes the appraised value of $xx. Tape reflects an appraised value of $xx. Further details not provided. xx search shows an estimated value of $xx. Current UPB is $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9815568	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,091.99	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,876.04	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	37.350%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found.
The annual county taxes for 2024 are due in the amount of $5,091.99 on xx/xx/2024.
No prior delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,402.73, which was applied for the due date of xx/xx/2024. The current P&I is $1,876.04 with an interest rate of 7.125%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined from collection comments.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been SE foxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $13,218.55 exceeds fees threshold of $7,937.34 over by +$5,281.21.
The following fees were included in the test:
Document Preparation Fee paid by Borrower: $270.00
Funding, Wire, or Disbursement Fee paid by Borrower: $80.00
Points - Loan Discount Fee paid by Borrower: $11,834.55
Processing Fee paid by Borrower: $350.00
Tax Service Fee paid by Borrower: $89.00
Underwriting Fee paid by Borrower: $595.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $13,218.55 exceeds fees threshold of $7,937.34 over by +$5,281.21
The following fees were included in the test:
Document Preparation Fee paid by Borrower: $270.00
Funding, Wire, or Disbursement Fee paid by Borrower: $80.00
Points - Loan Discount Fee paid by Borrower: $11,834.55
Processing Fee paid by Borrower: $350.00
Tax Service Fee paid by Borrower: $89.00
Underwriting Fee paid by Borrower: $595.00."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows FNMA disputes the appraised value of $xx. Further details not provided. Redfin search shows an estimated value of $xx. xxsearch shows an estimated value of $xx. Current UPB is $xx. Review of xx and the other sites show land only. Appraisal shows the new subject building included."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and review of the appraisal report show that the subject property is a barndominium. xx search shows an estimated value of $xx. Realtor.com search shows an estimated value of $xx. Current UPB is $xx. Review of xx and the other sites show land only. Appraisal shows the new subject building included."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19485278	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,663.53	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,002.72	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	691	Not Applicable	43.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. Annual county taxes for the year 2024 are due on xx/xx/2025 in the amount of $11,663.53. Annual county taxes for the year 2023 were paid in the amount of $11,374.46 on xx/xx/2023. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,534.13, which was applied for the due date of xx/xx/2025. The current P&I is $2,002.72 with an interest rate of 3.99%. The current UPB reflected as per payment history is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx
 Unable to determine the RFD.
The loan has not been modified since origination.
 No foreclosure activity has been initiated.
 No post-close bankruptcy record has been found.
 As per the seller’s tape data, the subject property was occupied by the owner.
As per the collection comment dated xx/xx/2024, the subject property is located in FEMA xx. CCs do not show any damage due to these disasters.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject loan closed with PIW, and the subject property needed roof replacement. 1004D or inspection report addressing the roof replacement issue is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.80%. The tape shows child support income used is not supported by proof of receipts for 6 moxxac. Further details not provided. Lender defect. The subject loan was originated on 10/xxnd the 3-year SOL is expired. BWR has 4.58 years on the job as a xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in xx reflects Lender credits at $7,480.00. Initial CD dated xx reflects Lender credits at $6,921.60. This is a decrease of $558.40 for a fee which has 0% tolerance test. Valid COC for xxng from the loan documents. The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.809% as the borrower’s income is $7,950.00 and total expenses are in the amount of $3,482.82 and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14390052	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$464.34	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,336.30	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	40.255%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,636.72 which was applied for the due date of xx/xx/2024. The current P&I is $1,336.30 and the interest rate is 7.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,636.72 which was applied for the due date of xx/xx/2024. The current P&I is $1,336.30 and the interest rate is 7.875%. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the tape data, the subject property is owner occupied.
No damage or repairs have been found.
BWR has 6.42xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45280327	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,979.80	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,452.73	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	754	790	49.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found.
The annual county taxes for 2023 were paid in the total amount of $7,726.41 on xx/xx/2023.
The annual county taxes for 2024 are dues in the total amount of $8,979.80.
No prior delinquent taxes have been found.

As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,650.99, which was applied for the due date of xx/xx/2024. The current P&I is $4,452.73 with an interest rate of 7.625%. The current UPB reflected as per payment history is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx
No foreclosure activity has been initiated.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 8.25xx
BWR2 has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID violation as closing disclosure with increased APR was delivered prior to 3-day waiting period from consummation date. Infinity compliance result shows the loan does not fail TRID delivery and timing tests. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $1,018,306.46. Calculated finance charge is xx for an under disclosed amount of -$147.19. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx and the 1 year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects Points - Loan Discount Fee at xx Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx Initial loan estimate dated xx does not reflect Lock Extension Fee. Final CD dated xx reflects Lock Extension Fee at $125.82. This is a cumulative increase in fee of +$455.82 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4756330	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,193.05	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,477.29	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	756	46.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The first and second installments of combined taxes for 2023/2024 were paid in the amount of $10,193.05.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,902.83 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $4,477.29 with an interest rate of 7.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,902.83 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $4,477.29 with an interest rate of 7.875%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
Borrower has 2.25 years on xx
Co-borrower has 5.33 years on the joxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Rate Lock Fee. CD dated xx reflects Rate Lock Fee at $1,514.75. This is an increase in fee of +$1,514.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx and the SOL is 1 year.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx Initial LE dated xx reflects Lender Credit at $118.00, Final CD dated xx reflects Lender Credit at $0.00 This is decrease of +$118.00 for fee which has 0% tolerance test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject property has an ADU, and the landlord education program was not completed by the BWR prior to closing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47276638	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$980.38	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,834.45	5.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	806	763	32.467%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2024	$137,548.30	Not Applicable	5.990%	$831.40	05/xx/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx
There is a UCC finance statement against the borrower in favor of xx
The annual combined taxes for 2024 are due in the amount of $980.38 on xx/xx/2024.
The annual combined taxes for 2023 were paid in the amount of $975.29 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,128.72 which was applied for the due date of xx/xx/2024. The current monthly P&I is $831.40 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx
PH shows large principal curtailment in the total amount of xx on xx/xx/2024. As per the servicing comment dated xx/xx/2024, borrower made large payment in the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

BWR#1 has 4.66 years xx
 BWR#2 has a post-closing employment with a start date xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $831.40 with a modified interest rate of 5.990% starting on xx and continuing until all amounts outstanding are paid in full. There is no deferred balance and principal forgiven amount.		xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows subject property is commercial and being used as an equestrian facility. Review of the appraisal report shows the subject property has a 12,000 sf barn with stalls, an ixx xx xx search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."		* The property type does not match the Appraisal Report (Lvl 2) "The home is affixed to the land. As per the appraisal report located at 1xxhe subject property is axx. The affidavit of affixation document is available in UT, located atxx, reflecting that the home is affixed permanently to the land with Serial no. Mxx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45228569	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	XX	$0.00	$5,957.32	09/xx/2024	xx	No	Dismissal	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.07	6.875%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	44.318%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2016	$93,750.00	$21,000.00	4.375%	$321.23	04/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There are 5 certificates of tax sale against the subject property. As per the tax sale certificate located at xx
There is an HOA lien found against the subject property in favor ofxx.
There is an HOA lien in favor of xx for the amount of $275.00 recorded on xx. The borrower name and situs address are inconsistent on the supporting document.
There is a UCC lien against the property in favor ofxx
There is a prior state tax lien in favor of xx. The borrower name is inconsistent on the supporting document.
There are 2 civil judgments against the borrower in favor ofxx
There are 8 civil judgments in favor of multiple plaintiffs for the total amount of $23,374.12 recorded on different dates. The borrower name is inconsistent on the supporting documents.
The first and second installments of town taxes for 2025 are due in the amount of $2,978.66 on xx/xx/2025 and xx/xx/2025.
The first, second, third and fourth installments of town taxes for 2024 were paid in the amount of $5,957.31.
The annual utilities/MUD taxes for 2024 were paid in the amount of $127.50.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $925.79 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx The current P&I is $321.23 and the interest rate is 4.375%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx
The loan has been modified on xx/xx/2016 with the new principal balance of xx
The foreclosure was initiated in 2023. As per the lis pendency located at “xx As per the release of lis pendency located at “xx9,” the complaint was cancelled. As per the comment dated xx/xx/2024, the foreclosure was dismissed due to the loan reinstatement.
As per the comment dated xx/xx/2024, the reason for default is loss of income.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
The borrowers “xx
As per the BPO (xx) report dated xx/xx/2024, the subject property condition is older home. The property needs repairs. CCs do not show damage. Unable to confirm whether the repairs have been completed or not.

Foreclosure Comments:The foreclosure was initiated in 2023. As per the lis pendency located at “xx,” the complaint was filed on xx/xx/2024. As per the release of lis pendency located at “xx,” the complaint was cancelled. As per the comment dated xx/xx/2024, the foreclosure was dismissed due to the loan reinstatement.
Bankruptcy Comments:The borrowers “xx. The POC was filed on xx and the arrearage amount is $839.07. The chapter 13 plan was filed on xx The modified chapter 13 was filed on xx The debtor has promised to pay the trustee in the amount of $380.00 for 34 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $70,046.88 and the value of the collateral is $116,000.00. The unsecured portion is $0.00. The chapter 13 plan was converted to chapter 7 on xx The chapter 13 trustee’s final report was filed on xx/xx/2020. The notice of abandonment was filed for the subject property on xx and the order has not been granted. The debtor was discharged on xx and the case was terminated on xx	The modification agreement was made on xx between the borrower xx and the interest bearing principal balance is xx The borrower agreed to pay the P&I of $321.23 and an interest rate of 4.375% beginning onxx	Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited fees test (Nxx
Application Fee paid by Borrower: $200.00
Lender Closing Fee paid by Borrower: $619.00."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the borrower is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not hand signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34199967	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$1,326.45	$2,360.79	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	13.250%	180	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There are 4 civil judgments against borrower xx
The annual combined taxes of the year for 2024 are due in the amount of $2,360.79 on xx/xx/2025.
The annual combined taxes of the year for 2022 are paid in the amount of $1,079.87 on xx/xx/2023.
Combined annual taxes for 2023 are delinquent in the amount of $1,326.45, due on xx/xx/2024 and good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $301.04 which was applied for the due date of xx/xx/2024. The current P&I is $230.29 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
As per the comment dated xx/xx/2023, the reason for default is illness of borrower.
As per the tape data the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test due to the loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from the loan document."
																																																																																								* Missing HELOC Disclosures (RESPA) (Lvl 2) "Missing HELOC disclosure (RESPA)"		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1869649	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$367.87	$3,110.18	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.59	10.690%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XX	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of $3,110.18 on xx/xx/2024 and xx/xx/2024.
The annual county taxes for 2024 have been delinquent in the amount of $367.87 and good through xx/xx/2024.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,051.50 which was applied for the due date of xx/xx/2024. The current P&I is $1,051.50 and the interest rate is 9.790%. The current UPB is xx As per tape data, the deferred balance is $7,147.13.
PH shows multiple transactions were made in the total amount of $28,301.50 on different transaction dates. CC shows these are BWR payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,051.50 which was applied for the due date of xx/xx/2024. The current P&I is $1,051.50 and the interest rate is 9.790%. The current UPB is xx  As per tape data, the deferred balance is $7,147.13.
No bankruptcy and foreclosure evidence has been found.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage that originated with P&I of $1,138.59 and an interest rate of 10.69%. As per the payment history as of 11/xx/2024, the current P&I is $1,051.50 and the interest rate is 9.790%. There is a difference in P&I and interest rate with respect to original note data. The modification agreement is missing from the loan file.	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of $217,396.46 exceeds disclosed finance charge of $288,844.91 for an under disclosed amount of -xx

Loan failed TILA Foreclosure Rescission Finance charge of $217,396.46 exceeds disclosed finance charge of $288,809.91 for an under disclosed amount of -$71,413.45.

																																																																																								Loan failed TILA APR test due to APR calculated 9.186% exceeds APR threshold 10.845% under disclosed by -1.659%."		Moderate	Pass	Fail	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15343991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,343.23	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$319.99	13.790%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated onxx
There is an active prior mortgage against the subject property in favor ofxx
The 2024 county annual taxes are due in the amount of $1,343.23 on xx/xx/2025.
The 2023 county annual taxes were paid in the amount of $1,221.70 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $273.95, which was applied for the due date of xx/xx/2024. The current monthly P&I is $273.95 with an interest rate of 10.790%. The current UPB reflected as per the payment history is $4,423.74 and deferred balance is $2,051.04. As per the document located atxx, the borrower is making a payment in the amount of 10.79000% with an interest rate of $273.95.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $4,423.74 and deferred balance is $2,051.04.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under Chapter 7 with case xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined from.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx The reaffirmation agreement was filed on xx As per the voluntary petition schedule D xx 1), the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is xx this amount based upon the existence of superior liens. The bankruptcy was discharged on xx and terminated on xx	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to APR calculated 13.212% exceeds APR threshold 14.698% under disclosed by -1.486%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18451842	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$1,126.58	$973.33	10/xx/2024	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$485.41	10.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2019	$46,519.04	$856.78	7.750%	$315.05	05/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were due on xx/xx/2024 in the amount of $973.33.
The annual combined taxes for 2023 were delinquent in the amount of $1,126.58 with a good-through date of xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $573.69 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $315.05 with an interest rate of 7.750%. The current UPB is xx
As per the deferral agreement located at "xx" the amount of $1,171.83 has been deferred.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
The RFD is unable to be determined.
As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. The comment dated xx/xx/2024 shows that FC was closed as the loan was reinstated.
The BWR filed the bankruptcy under xx 7 on xx with case #7-xx The BK was discharged on xx and terminated on xx
The loan was modified between the BWR and lender on xx/xx/2019.
No evidence of damage or repair has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on xx The comment dated xx shows that FC was closed as the loan was reinstated.
Bankruptcy Comments:The BWR filed the bankruptcy under chapter 7 on xx with xx s per the voluntary petition, xx	The loan was modified between the borrower and lender on xx As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $315.05 at a rate of 7.750% beginning on xx According to this agreement, the new maturity date will be xx There is a deferred balance in the amount of $856.78 with an interest-bearing amount of $45,662.26. The modification agreement contains a balloon provision in the amount of xx	Credit Application Credit Report Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge of $96,775.34 exceeds disclosed finance charge of $125,550.39 for an under disclosed amount of -xx

Loan failed TILA foreclosure rescission finance charge of $96,775.34 exceeds disclosed finance charge of $125,515.39 for an under disclosed amount of -xx

Loan failed TILA APR test due to APR calculated 9.906% exceeds APR threshold 11.452% under disclosed by -1.546%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the borrower is missing in the loan documents."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53436338	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,587.28	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	14.090%	180	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XX	Not Applicable	Unavailable	Unavailable	Unavailable	14.090%	$190.58	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
Annual combined taxes for 2023 were paid in the amount of $1,064.64 on xx/xx/2023.
Annual personal taxes for 2024 are due on xx/xx/2025 in the total amount of $21.46.
Annual combined taxes for 2024 are due on xx/xx/2025 in the amount of $1,587.28.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $190.58, which was applied for the due date of xx/xx/2024. The current monthly P&I is $190.58. The current UPB reflected as per the payment history is $8,591.34 and deferred balance is $1,108.40.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx and the deferred balance is $1,108.40.
As per the tape data, the loan was modified on xx/xx/2010.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a HELOC mortgage with the rate of interest 14.09% and a maturity date of xx The P&I, as per payment history, is $190.58. As per tape data, the loan was modified on xx The loan modification agreement is missing from the loan file.	Credit Application Credit Report Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82773140	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$10,601.82	$4,838.76	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$519.18	13.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	653	48.911%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated onxx
There is an active prior mortgage against the subject property in favor of xx
The annual county taxes for 2023 and 2024 were delinquent in the total amount of xx
The annual county taxes for 2022 were paid in the amount of $4,234.34 on xx/xx/2022.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $519.18 which was applied for the due date of xx/xx/2024. The current monthly P&I is $519.18 with an interest rate of 13.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $5,782.80.
The reason for default is not available in the latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx. As per voluntary petition schedule D (Doc#1), there is an unsecured portion of $41,608.57 with respect to the value of collateral ofxx for the secured claim amount of $41,791.45, and the amount of arrearage is $548.26. The chapter 13 (Doc #4) plan was filed on xx The borrower has promised to make monthly mortgage payments of $519.18 for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $5,177.45. The bankruptcy was dxx0.	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8746351	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,852.26	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,095.65	5.125%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	42.734%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual combined taxes of the year for 2024 are paid in the amount of $2,852.26 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,571.96, which was applied for the due date of xx/xx/2024. The current P&I is $1,095.65 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
Unable to determine the current occupancy of the subject property.
As per the seller's tape data the subject property is in disaster declared area. The disaster was declared on xx forxx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.10 years on the joxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows an appraisal report was not ordered for the new case number. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated cc reflects the sum of Section C fees and Recording fee at $1,178.00. CD dated cc reflects the sum of Section C and Recording fee at $1,346.96. This is a cumulative increase of $51.16 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2023 and 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,267.64. Exceeds Fees threshold of $5,758.60 Over by +$2509.04.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,594.99
Points - Loan Discount Fee paid by Borrower: $6,672.65
Loan fails QM lending points and fees test due to fees charged $8,267.64. Exceeds fees threshold of $5,758.60 Over by +$2509.04.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,594.99
Points - Loan Discount Fee paid by Borrower: $6,672.65"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails QM Rebuttable presumption test due to Fees charged $8,267.64. Exceeds fees threshold of $5,758.60 over by +$2,509.04.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,594.99
																																																																																							Points - Loan Discount Fee paid by Borrower: $6,672.65"	* Compliance Testing (Lvl 2) "Loan failed FHA qualified mortgage safe harbor threshold test due to APR calculated 6.290% exceeds APR threshold of 8.314% over by +2.024%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30873446	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,208.60	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,015.76	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	779	773	39.016%	First	Final policy	Not Applicable	Not Applicable	10/xx/2023	$682,332.87	Not Applicable	3.125%	$2,492.06	10/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual combined and school taxes for 2024 were paid in the amount of $9,208.60 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,252.77, which was applied for the due date of xx/xx/2024. The current P&I is $2,492.06 with an interest rate of 3.125%. The current UPB is not available in the latest PH. As per the tape as of xx/xx/2024, the current UPB is xx	Collections Comments:The current status is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,252.77, which was applied for the due date of xx/xx/2024. The current P&I is $2,492.06 with an interest rate of 3.125%. As per the tape, the current UPB is xx
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
The loan was modified between the borrower and lender on xx/xx/2023.
No foreclosure activity has been found.
As per the tape, the subject property is located in a FEMA disaster area, and severe storms and flooding were declared on xx/xx/2023. CCs do not show damages.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The COVID-19 attestation is available atxx
BWR has 6 years on the job axx
BWR2 has 11 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $2,492.06 at a rate of 3.125% beginning on xx According to this agreement, the new maturity date will be xx There is no deferred or forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45%. Tape shows income miscalculation over BWR’s fluctuating income. Tape shows asset shortfall due to missing supporting documents for gift and EMD. Bank statement in the file shows $8,835 in assets, a copy of checks for EMD $xx, and a gift letter supporting $xx, and the cash-to-close requirement is $xx. Further details not provided. Lender defect. The subjectxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $1,821.00. CD dated xx reflects the sum of Section C and Recording fee at $5,788.69. This is a cumulative increase of +$3,785.59 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. CD dated xx reflects Points - Loan Discount Fee at $499.84. This is an increase in fee of +$499.84 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired.

violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated xx reflects lender credit at $1,984.00. Final CD dated xx reflects lender credit at $1,760.00. This is decrease of -$224.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68759559	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,357.24	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.06	6.575%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	742	Not Applicable	9.855%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $7,948.67 on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of $4,408.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,778.98 which was applied for the due date of xx/xx/2024.The current monthly P&I is $1,051.06 with an interest rate of 6.575%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
BWR has 4.08 years onxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO due to currently being listed for rent. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure is missing from the loan file. cc search shows an estimated value of $xx. Current UPB is $xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 9.85%. Tape shows subject is NOO due to BWR renting out the property, causing the lender to omit the prior housing expense. Subject originated on xx and the 3-year SOL is active. BWR has 4.08 years on thxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71692151	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$401.75	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.63	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	45.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated onxx
No active liens and judgments have been found.
The annual county taxes for 2024 were paid in the amount of $410.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. Unable to determine the last transaction details. The current P&I is $1,212.63 with an interest rate of 7.125%. The current UPB reflected as per the payment history tape is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape is xx
Unable to determine the RFD.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
Unable to determine the current condition and occupancy of the subject property.
BWR has xx between xx/xx/2008 andxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.55%. Tape shows lender did not establish ATR as BWR used 2 SSNs and lender omitted xx obligation.
Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active.xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of section C and recording fee at $1,350.00. Post CD dated xx/xx/2024 reflects the sum of section C and recording fee at $1,681.50. This is a cumulative increase of $331.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the SOL is 1 year active."
* Loan does not conform to program guidelines (Lvl 3)     "The social security number (SSN) reflected on the W-2s does not belong to the borrower, and it appears the SSN belonged to a family member and was used for employment purposes."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84328203	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,511.42	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,346.58	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	46.291%	First	Short Form Policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a junior mortgage that was originated on xx and recorded on xx with the xx
The first and second installments of county taxes for 2024 were paid in the amount of $2,511.42.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,805.38, which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx The current P&I is $1,346.58, and the interest rate is 7.250%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 3 months on the job as an xx
Previously, BWR has 1.91 years on the jobxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was repurchased as the BWR's FICO score of 660 does not meet the minimum credit score requirement of the investor guidelines. Further details not provided."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TRID total of payments test due to calculated total of payments test of xx exceeds disclosed total of payments test of $513,198.52 over by -$225.55."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Loan Origination Fee. xx
Loan estimate dated xx reflects Appraisal Fee at $600.00. Cxx
This is a cumulative increase in fee of $2010.00 for charges that cannot increxx
Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9829606	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,708.17	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	27.274%	First	Unavailable	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active liens and judgments have been found.
The annual county taxes for 2024 have been exempt on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The last payment was received on xx/xx/2024 in the amount of $1,748.09, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,708.17 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 6.25 years on the job as an assocxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows additional information regarding a spouse's income is required to determine the program's eligibility. The household income exceeds the maximum income limit for IRS compliance eligibility; the income provided for the spouse equates to an annual income of $223,909.00, which exceeds the allowable limit of $205,520.00. Further details not provided. BWR hxx
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The title defect of an UT report dated xx shows that the property is a unit in a co-operative. The subject loan originated on xx/xx/2023 with a maturity date of xxx As per the lease agreement located at 40xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83570604	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,030.63	6.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	642	28.669%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a prior mechanic's lien active against the subject borrower in the amount of $28,112.90 in favor of "xx
There is a prior hospital lien active against the subject borrower in favor of "xx
There is a junior hospital lien active against the subject borrower in favor of "xx
The annual combined taxes for 2024 are exempt.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,343.92 which was applied for the due date of xx/xx/2024. The current P&I is $3,030.63 and the interest rate is 6.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,343.92 which was applied for the due date of xx/xx/2024. The current P&I is $3,030.63 and the interest rate is 6.625%. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.
BWR1 receives rxx
BWR2 receives socialxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan does not xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81450956	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,220.26	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,903.83	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	26.803%	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	$428,324.58	Not Applicable	3.125%	$1,564.35	04/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for the year 2024/2025 are due on xx/xx/2024 and xx/xx/2025 in the total amount of $5,220.26.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,348.81, which was applied for the due date of xx/xx/2024. The current P&I is $1,564.35 with an interest rate of 3.125%. The current UPB reflected as per payment history is xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
The loan was modified on xx/xx/2022.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2023, the subject property has been occupied by the owner.
BWR has 3 months xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $1,564.35 with a modified interest rate of 3.125% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet loan program requirements for a renovation loan. 1004D showing repairs are completed is available in the loan documents. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2020 reflects cash to in the amount of $1,516.16."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 Appraisal Fee at $675.00. CD dated xx/xx/2020 Appraisal Fee at $1,299.00. This is an increase in fee of $624.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated xx reflects lender credit at $3,711.00. Revised CD dated xx reflects lender credit at $3,075.82. This is decrease of $635.18 for fee which has 0% tolerance test. Valid COC for the decrease is missing from the loan documents.

The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16424200	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,864.21	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,251.89	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	794	49.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The county taxes for 2024 (1st and 2nd installments) were paid on xx/xx/2024 and xx/xx/2024 in the total amount of $2,864.21.
No prior year’s delinquent taxes have been found.
The subject mortgage was re-recorded on xx/xx/2024 to correct the BWR (Rebecca's) name.	The loan was originated on xx/xx/2024 with a first payment date of xx/xx/2024. As per the payment history as of xx/xx/2024, the next due date is xx/xx/2024. The current P&I is $2,251.89 with an interest rate of 5.99%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024 with a first payment date of xx/xx/2024. As per the payment history as of xx/xx/2024, the next due date is xx/xx/2024. The current UPB is xx
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 4 months on thexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.89%. Tape shows subject loan is closed as an escrowed loan, and the lender did not to include RE taxes in PITI. Revised DTI is 61.35%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 4 months on the job as xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does reflect Points - Loan Discount Fee at $1,791.00. CD dated xx reflects Points - Loan Discount Fee at $4,918.92. This is an increase in fee of +$3,127.92 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is active.

TRID Violation due to decrease in Lender Credit on Initial LE dated xx reflects $1,023.00. Initial CD dated xx reflects Lender Credit at $2,069.36, Final CD dated reflects Lender Credit at $0.00 This is decrease of $888.00 for fee which has 0% tolerance test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4372439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,964.20	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$550.63	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	737	682	44.310%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a prior credit card judgment found against the borrower in favor of “xx
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $982.10 on xx/xx/2025.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2024 were paid in the total amount of $1,964.19.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $550.63. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $550.63. The UPB reflected as per the payment history is xx
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
The appraisal report reflects as is conditions. Photo addendum shows soap dish broken off and carpet removed. Estimated cost to cure is not available in the loan file. CCs do not show damage.
BWR1 rexx
BWR2 rxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 44%. The tape and file shows SSI award letter is not legible. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 and BWR2 receive social security income, FICO 684, 0X30 inception, and $xx equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects as is conditions. Photo addendum shows soap dish broken off and carpet removed. Estimated cost to cure is not available in the loan file. 1004D is missing from the loan file and final CD does not reflect escrow holdback amount."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
CPL paid by Borrower: $75.00
HoA Dues paid by Borrower: $1,560.00"
* Loan does not conform to program guidelines (Lvl 3)     "The tape and appraisal report show the subject is a condotel. The subject property is a unit at the xx project, located in the city of xx, and has amenities such as a reception desk, gym, pool, library, and game room. Further details not provided. xx search shows an estimated value of $xx. Current UPB is $xx."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13660688	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,528.32	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,258.61	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	18.878%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2024	$224,069.77	Not Applicable	7.125%	$1,436.61	03/xx/2024	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx
There is a junior partial claim mortgage against the subject property that was originated onxx
The first and second installments of county taxes for 2024 were paid in the amount of $2528.32.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $1,767.49, which was applied for the due date of xx/xx/2024. The current P&I is $1,436.61 with an interest rate of 7.125%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $1,767.49, which was applied for the due date of xx/xx/2024. The current P&I is $1,436.61 with an interest rate of 7.125%. The UPB is xx
The reason for default is unable to be determined.
The loan was modified between the lender and borrower on xx/xx/2024.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 4.4 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the lender and borrower on xx As per the modification agreement, the new principal balance was xx The borrower promises to pay monthly P&I in the amount of $1,436.61 with an interest rate of 7.125% beginning on xx new maturity datexx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) ""The seller's tape defect shows that the loan was modified, and the deferred balance is in the amount of xx Further details were not provided. As per the modification agreement dated xx there is no deferred amount. Per UT there is a partial claim mortgage in the same amount of xx that was made on same date xx	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is refinance case, originated on xx and the 3-years SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17767574	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,310.23	10/xx/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,260.35	2.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	24.264%	First	Final policy	Not Applicable	Not Applicable	02/xx/2024	$260,321.62	Not Applicable	7.250%	$1,693.86	05/xx/2024	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a junior partial claim mortgage against the subject property in favor of thexx
The annual county taxes for 2023 were paid in the amount of $5,409.65 on xx/xx/2023.
The annual county taxes for 2024 are due in the amount of $5,310.23 on xx/xx/2025.
No prior delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,626.74 which was applied for the due date of xx/xx/2024. The current P&I is $1,693.86 with an interest rate of 7.250%. The current UPB reflected as per payment history is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx
The RFD is not available in the collection comments.
The loan was modified on xx/xx/2024 with the principal balance of $260,321.62.
As per the review of the document located at “xx8,” the notice of lis pendens wasxx pendens document located at “Lxx” the foreclosure file was canceled on xx/xx/2024. Further details are not provided.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
No post-close bankruptcy record has been found.
BWR has 4 years 5 month on the job as xx

Foreclosure Comments:As per the review of the documxx
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The monthly P&I is $1,693.86 with an interest rate of 7.250% beginning on xx and xx	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Ginnie Mae modification to 40 year term. The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is $260,321.62. The monthly P&I is $1,693.86 with an interest rate of 7.250% beginning on xx and a maturity date of xx	* Cash out purchase (Lvl 2) "Subject is purchase case. Final CD reflects cash to in the amount of xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does reflect Points - Loan Discount Fee at xx CD dated xx reflects Points - Loan Discount Fee at $6,174.56. This is an increase in fee of +$3,859.56 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38797265	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$2,104.42	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.71	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	810	809	30.555%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found. The 2nd installment of county taxes for 2024 is due in the total amount of $1,052.21 on xx/xx/2025. The 1st installment of county taxes for 2024 was paid in the amount of $1,052.21 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $824.53 which was applied for the due date of xx/xx/2024. The current monthly P&I is $596.71 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx The reason for default is not available in the latest servicing comments. No evidence has been found regarding the current or prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied. BWR receives SSI and pension income. Bxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search reflects an estimated value of $xx. The current UPB is $xx."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows that loan closed with the incorrect interest rate as intended/disclosed internally (at a lower rate). Review of loan file shows subject closed with a note rate of 6.750%. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD reflects cash to in the amount of xx
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17822296	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,424.91	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,397.58	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	676	47.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active liens and judgments have been found.
The annual county taxes for 2024 are due in the amount of $4,424.91 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $3,209.13 on xx/xx/2023.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,969.44 which was applied for the due date of xx/xx/2024. The current P&I is $1,397.58 with an interest rate of 7.375%. The current UPB reflected as per payment history is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx
Unable to determine RFD.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 5 years on the jxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.19%. The tape shows the investor was not able to determine BWR's future employment/income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 5 years xx. BWxxBWR2 had 3 months on the xx
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2023 reflects escrow holdback in the amount of $14,512. Proof for release of escrow holdback is missing from the loan documents."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,608.90 Exceeds Fees threshold of $5,809.29 Over by +$799.61.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $293.00
Lender Fee paid by Borrower: $430.00
Points - Loan Discount Fee paid by Borrower: $4,985.90
Processing Fee paid by Borrower: $650.00
Underwriting Fee paid by Borrower: $250.00

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $6,608.90 Exceeds Fees threshold of $5,809.29 Over by +$799.61.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $293.00
Lender Fee paid by Borrower: $430.00
Points - Loan Discount Fee paid by Borrower: $4,985.90
Processing Fee paid by Borrower: $650.00
Underwriting Fee paid by Borrower: $250.00"	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.513% Exceeds APR threshold of 8.410% Over By +0.103%. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2023 reflects Appraisal Re-Inspection Fee at $150.00. This is an cumulative increase of $150.00 for charges that cannot increase. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.597% exceeds APR threshold of 8.410% over by +0.187%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on xx/xx/2023 and the loan closed on xx No lock extension found."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76334320	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$19,026.28	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,952.60	5.950%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	731	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a water/sewer lien against the subject property in favor of "xx
There is a city lien against the subject property in favor of the "xx
The county taxes for 2024-2025 (1st and 2nd installments) are due on xx/xx/2024 and xx/xx/2025 in the total amount of $19,026.28.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,812.10, which was applied for the due date of xx/xx/2024. The current P&I is $4,952.60 with an interest rate of 5.950%. The current UPB is xx
As per the PH dated xx/xx/2020 and tape data, there is a deferred balance in the amount of xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,812.10, which was applied for the due date of xx/xx/2024. The current P&I is $4,952.60 with an interest rate of 5.950%. The current UPB is xx
As per the comment dated xx/xx/2022, the borrower's income was impacted by the COVID. No comments have been found regarding the FB plan.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR employment details are not available. The subjxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per the review of the updated title report dated xx the subject mortgage was originated on xx/xx/2019 by "xx was not on the loan application and signed all of the closing docs."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25970676	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,267.24	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,807.41	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	23.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a junior mortgage that was originated on xx
The first installment of county taxes for 2024 was paid in the amount of $1,633.62 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $1,633.62 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,156.01 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx The current P&I is $1,807.41 and the interest rate is 4.375%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE foxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 23.80%. Tape shows lender did not document 2018 business tax return and K-1. Revised DTI is 26.36%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired. BWR has been SE for 10 years at xx, FICO 757, 0X30 in the last 24 months, and $xx equity in the subject, $7,731 residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67574792	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,488.54	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$899.33	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	13.054%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a prior credit card judgment against the borrower in favor of xx
The annual county taxes for 2023 were paid in the amount of $4,500.60.
The annual county taxes for 2024 are due in the amount of $4,309.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,599.23 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx The current P&I is $899.33 and the interest rate is 3.875%.
PH shows a large payment of $6,000.00 in March-23 and $9,995.98 in Apr-23. CC dated xx/xx/2023 and xx/xx/2023 shows the same amount paid by BWR.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has bxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape and review of the loan documents show the subject condo project is involved in litigation with the construction company over negligent and defective construction of the condo project, specifically related to the installation of the balcony railing. The engineer's inspection concluded that the railing posts are not in conformance with the building design. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "The subject is OO, and the tape and review of the appraisal report show the subject property at the time of appraisal was rented with the lease expiring on xx which is after 5 months of closing. Further details not provided."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17983465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,295.10	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,145.51	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes	750	809	36.598%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. The subject mortgage was re-recorded on xx
No active judgments or liens found.
The annual county taxes for 2024 are due in the amount of $6,295.10 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $6,097.68 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,145.51 which was applied for the due date of xx/xx/2024. The current monthly P&I is $5,145.51 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is a second home.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 for xx. CCs do not show damages.
No comments have been found stating the borrower’s income was impacted by Covid-19.

BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the TRID disclosure delivery date validation test due to the revised closing disclosure date is on a loan estimate delivery date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate dated xx and electronically signed on xx and the initial closing disclosure dated xx and electronically signed on xx which is the delivery date on the initial closing disclosure delivery date."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a purchase, originated on xx and the SOL is 1 year."
* LE/CD Issue date test Fail (Lvl 3)     "Tape and review of the loan document show that the revised LE and CD dated xx were issued the same day. Further details not provided. The subject loan is a purchase transactixx
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57980477	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,744.11	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$939.50	7.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active liens and judgments have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $4,744.11 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The last payment was received on xx/xx/2024 in the amount of $1,545.65, which was applied for the due date of xx/xx/2024. The current monthly P&I is $939.50 with an interest rate of 7.999%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The current UPB reflected as per the payment history is xx
No details have been found for foreclosure and bankruptcy.
Unable to determine the current occupancy of subject property.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 for Illinois severe storms, tornadoes, straight-line winds, and flooding. CCs do not show damages.

BWR employment dexx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. Tape shows BWR is xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2227988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,939.69	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,263.79	7.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated onxx
No active judgments or liens have been found.
The first and second installments of county taxes for 2023-2024 were paid in the total amount of $5,939.69 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,042.61, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,263.79 with an interest rate of 7.999%. The current UPB is xx
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,042.61, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,263.79 with an interest rate of 7.999%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area. CCs do not show damages.
BWR employmenxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Dicsloures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. Tape shows BWR is xx
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The operating income statement and rent schedule are missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17421034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,712.94	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,225.47	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	19.110%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 were due in the amount of $3,712.94 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,708.47 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $3,225.47 with an interest rate of 8.750%.The current UPB is xx
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,708.47 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $3,225.47 with an interest rate of 8.750%.The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR has been SE for 5.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 19.11%. Tape and file show BWR approved using bank statements with excessive amounts of NSFs. LOX in file shows BWR and restaurant had 26 NFSs over 12 months due to fluctuating restaurant income, payroll and operations. BWR has been SE for 5.25 yexx0X30 since inception, and $xx equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (xxThe subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13103267	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,259.84	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,323.02	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	735	Not Applicable	21.897%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a UCC lien against the subject property in favor of xx
There is a child support lien againstxx, and the amount of the lien is unavailable. The SSN mentioned on the supportive document is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2024/2025 are due in the total amount of $9,259.84.
No prior delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,291.72, which was applied for the due date of xx/xx/2024. The current P&I is $1,323.02 with an interest rate of 4.875%. The UPB is xx	Collections Comments:According to the service comment, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
Unable to determine the current occupancy of the subject property.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and was approved at 21.89%. The tape shows rental income miscalculation as the supporting documents of the REO are missing. The revised DTI is 62.04%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has been SE xx months, $xx equity in the subject, and $11,646.12 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34418502	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,173.79	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.95	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	681	Not Applicable	20.472%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for 2024 are due in the amount of $4,173.79 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $3,812.15 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $894.53 which was applied for the due date of xx/xx/2024. The current monthly P&I is $733.95 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property occupancy is stated as tenant occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 20.47%. The tape shows rental income miscalculation due to missing supporting documents of xx The revised DTI is 62.04%. Further details not provided. Lender defect. The subject loan originated on xx and the xxE for xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83011583	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,289.47	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,683.34	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	11.236%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $7,644.72 on xx/xx/2024 and xx/xx/2024.
The 3rd and 4th installments of county taxes for 2024-2025 are due in the total amount of $7,644.75 on xx/xx/2025 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,733.07 which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,683.34 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
As per tape data, the occupancy of the subject property is owner-occupied.
As per collection comment dated xx/xx/2024, the FEMA disaster was declared from xx/xx/2024, xx. No information has been found related to damage or repairs.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows deposits not sourced, and the bank statement does not have activity of 30-consecutive days. EMD of $xx submitted in the final CD is not sourced. Bank statement in file, which includes a gift of $xx, shows $xx; cash to close the requirement is $xx. Further details were not provided. The subject loan originated on xx/xx/2021. BWR has been SE for 22.66 years at xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 11.236%. Tape shows the lender omitted mortgage debt owned by BWR's business without supporting documents. The revised DTI is 13.28%. Lender defect. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has been SE for 22.66 years at xx, FICO 731, 0X30 last 24 months, $xx equity in the subject, and $xx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63828791	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,769.31	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.95	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	750	782	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for the year 2024 are due in the amount of $6,498.54 on xx/xx/2024.
The annual county taxes for the year 2023 have been paid in the amount of $5,902.48 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,348.57 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,251.95 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
As per the comment dated xx/xx/2024, the FEMA disaster was declared due to xx on xx/xx/2024. CCs do not show damage.
Unable to determine the current occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment dxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows the loan closed improperly as the individual not on the loan signed all of the closing documents. BxxC, and the closing documents were signed by the xx of BWR's firm. Further details not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42803122	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$3,712.80	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,743.00	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	774	Not Applicable	4.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2024/2025 are due in the amount of $3,712.80 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,175.60 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx The current P&I is $1,743.00 and the interest rate is 4.500%.

Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available in collection comments. As per the comment dated xx/xx/2023, the subject property is located in the FEMA disaster area due to severe storms, flooding, landslides and mudslides which were declared on xx/xx/2023. No comment pertaining to the damage to the subject property has been oxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The subject is mixed use. The tape and appraisal report show the subject property is a mixed-use property used as an old age home or assisted living facility. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20256789	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$68.41	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,402.02	6.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	51.841%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The combined annual taxes of the year for 2024 are due in the amount of $68.41 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,710.08 which was applied for the due date of xx/xx/2024. The current P&I is $1,402.02 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.

BWR was qualified usinxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 51.841%. The tape shows BWR was qualified using a new employment offer letter that does not match the paystubs. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR was qualified using an offer letter as a xx starting on xx BWR has prior employment experience as a xx with xx between xx and xx for 4.07 yeaxx $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80330729	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Not Applicable	Yes	Not Applicable	First	$0.00	$11,521.50	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,977.17	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	47.015%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is one junior mortgage against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024/2025 are due in the amount of $11,521.50 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The details of the last payment received are unable to be determined. The current P&I is $3,977.17 with an interest rate of 6.37500%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to the loan files, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to Initial loan estimate is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan closed with an LTV of 75%, which exceeds the LTV requirement of the Cxx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46747197	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,096.75	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.47	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	630	693	49.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual xx taxes for the year 2024 are due in the amount of $965.54 on xx/xx/2025.
The annual xx taxes for the year 2024 are due in the amount of $2,131.21 on xx/xx/2025.
The annual xx taxes for the year 2023 were paid in the amount of $933.95 on xx/xx/2023.
The annual xx taxes for the year 2023 were paid in the amount of $2,922.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,020.72, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,232.47 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx	Collections Comments:Comment history is missing from the loan file.
The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property is owner-occupied.
BWR1 has xx
BWR2 has 1 xx between xx/xx/2022 and xx/xx/2024 for 2.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows APOR tolerance violation. Infinity compliance result shows loan failed HPML tests. Further details not provided."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 9.403%% exceeds APR threshold of 9.190% over by +0.213%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.403% exceeds APR threshold of 8.440% over by +0.963%. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 9.403%% exceeds APR threshold of 9.190% % over by +0.213%"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.511% exceeds APR threshold of 8.440% over by +1.071%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at (xx the subject property is a manufactured home. The affidavit of affixation document is available in loan files located axx), reflecting that the home is affixed permanently to the land."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36268592	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$21,927.52	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,580.17	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	26.160%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
The annual county taxes for 2024 are due in the amount of $21,927.52 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $16,946.09 on xx/xx/2023.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,580.17 which was applied for the due date of xx/xx/2024. The current P&I is $1,580.17 with an interest rate of 6.500%. The current UPB reflected as per the tape data is xx
As per the document located at "xx," the bulk payment in the amount of $9,481.02 was received from the borrower, which applied to the due dates from xx/xx/2022 to xx/xx/2023.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the tape data is xx
Unable to determine the RFD.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR2 has beenxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID consummation date and closing / settlement date validation test.
This loan did not provide the consummation date or the closing / settlement date, which is required for the auditing the reimbursement date test.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect loan origination fee. CD dated xx/xx/2022 reflects loan origination fee at $3,042.50. This is an increase in fee of +$3,042.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated xx
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated xx/xx/2022 signed by the loan originator."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96600794	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,692.59	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$207.94	9.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	769	Not Applicable	23.740%	Second	Unavailable	XX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx
There is a prior mortgage against the subject property in favor of "xx" which was originated on xx.

The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $11,601.34 on xx/xx/2024 and xx/xx/2024 for parcel #xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $91.25 on xx/xx/2024 for parcel #xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $207.94. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $207.94. The UPB reflected as per the payment history is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal report at origination is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59597084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,235.06	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.98	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	39.898%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2022/2023 have been paid in the total amount of $5,536.16 on different dates.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,103.06 which was applied for the due date of xx/xx/2024. The current P&I is $908.98 and the interest rate is 7.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,103.06 which was applied for the due date of xx/xx/2024. The current P&I is $908.98 and the interest rate is 7.500%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2024, the subject property is owner occupied.
The appraisal report is as-is. The photo addendum of the subject property shows the enclosed patio is damaged due to fire. The estimated cost to cure is not available in the loan file. CCs do not show damages. No evidence has been found regarding repair completion.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. The photo addendum of the subject property shows the enclosed patio is appears to be under construction. Walls are covered in plastic, floor is not complete and exterior windows are in plastic and boarded up. Appraiser did not address this. Elevated for client review. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.89%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 4 months on the job as a xx at xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85797939	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,775.30	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.58	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	767	Not Applicable	49.635%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
1st and 2nd installment taxes for 2023 have been paid in the amount of $1775.30 on xx/xx/2024 and xx/xx/2024.
No prior taxes have been found delinquent.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,656.36 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,369.58 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No details pertaining to the damage to the subject property have been observed.
Borrower has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1 with a sales price of xx, is closest to the subject property. xx search shows an estimated value of $xx. Tape shows AVM $xx. Current UPB is xx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4829743	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,886.38	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$734.78	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	768	804	39.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2024 are due in the amount of $2,886.38 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,188.21 which was applied for the due date of xx/xx/2024. The current monthly P&I is $734.78 with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The occupancy of the subject property is unable to be determined.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The subject is NOO and the tape shows the condo association does not have any inflation guard insurance, which caused them to be removed from agency approval. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
302205	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$10,585.80	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$8,579.69	$11,311.75	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	40.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are 7 state tax liens found against the borrower in favor of the xx.
The annual county tax for 2024 is due in the amount of $10,585.80 on xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $10,585.80 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	The loan is interest only for xx months. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $9,911.68, which was applied for the due date of xx/xx/2024. The current monthly P&I is $8,579.69 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per collection comment dated xx/xx/2024, the FEMA disaster was declared. CCs do not show damages.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.09%, as the borrower’s income is $49,336.00 and total expenses are in the amount of xx, and the loan is manually underwritten."	* Assets do not meet guidelines (Lvl 3) "The subject was approved at 46.09%. Tape shows borrower has 6 months of reserves only instead of the 12 months of reserves required as per the program. Bank statements in the file show $xx; cash to close required is $286,768 and 12 months reserves in the amount of $100,500. There is a short fall in the amount of $43,686.26. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active. BWR has been xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $68,487.50 exceeds fees threshold of $42,391.77 over by +$26,095.73.
The following fees were included in the test:
Lender Fee paid by Borrower: $1,295.00
Mortgage Broker Fee (Indirect) $39,737.50
Points - Loan Discount Fee paid by Borrower: $27,455.00.

Loan fails Qualified Mortgage APR Threshold Test due to APR calculated 7.323% exceeds APR threshold of 6.010% over by +1.313%."	* Compliance Testing (Lvl 2) "This loan failed the qualified mortgage interest only test. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx  and the 1-year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $25,946.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $27,455.00.
Loan estimate dated xx/xx/2022 reflects Appraisal Fee at $780.00. CD dated xx/xx/2022 reflects Appraisal Fee at $1,200.00.
This is a cumulative increase in fee of $1,929.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.331% exceeds APR threshold of 6.260% over by +1.071%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.323% exceeds APR threshold of 5.260% over by +2.063%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55105991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,104.10	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.27	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	795	692	48.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx”.
There is a prior mortgage against the subject property in the amount of xx.
The annual combined taxes of the year for 2024 are paid in the amount of $2,104.10 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,803.27. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,803.27. The UPB reflected as per the payment history is $274,269.39.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Unable to determine current occupancy of the subject property.
BWR1 has been SE at xx for 5.11 years.
BWR2 has 6.3 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower has more than 6 financed properties with a 692 credit score, and the agency requires a 720 credit score for more than 6 financed properties. Further detail not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98697860	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,410.78	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,259.84	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	767	Not Applicable	41.193%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.”
No active liens and judgments have been found against borrower and property.
The first installment of combined taxes for 2023 was paid in the amount of $3,705.39 on xx/xx/2024.
The second installment of combined taxes for 2023 is due in the amount of $3,705.39 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $2,259.84 and PITI is $3,002.95. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $2,259.84 and PITI is $3,002.95. The UPB reflected as per the payment history is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
The seller’s tape defect category shows a water problem to the property. The appraisal report was not done. CCs do not show damage.
BWR has xx. BWR has prior employment experience as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with PIW, and the tape shows the loan was repurchased as the lender did not address the water problem identified by performing a full appraisal and third-party inspection report. 1004D, or the third-party inspection report by a licensed professional, is missing from the loan documents. Further details not provided. Seller provided inspection addresses the water issue."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36397772	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,117.56	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.86	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	701	650	49.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $3,117.56 on xx/xx/2024.
The annual utility/mud charges for 2024 have been delinquent in the amount of $115.73, which is payable on xx/xx/2024.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,041.66, which was applied for the due date of xx/xx/2024. The current monthly P&I is $697.86, and the rate of interest is 6.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by a tenant. CCs do not show any damage.
BWR1 has been xx.
BWR2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 49.78%. Tape shows income miscalculation. The revised DTI is 50.93%. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active. BWR1 has been xx. BWR2 has been xx.
																																																																																								Downgraded to level 2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5034265	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,713.16	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,737.33	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	708	Not Applicable	36.619%	First	Final policy	Not Applicable	XX	10/xx/2022	$691,800.00	Not Applicable	4.375%	$3,454.06	12/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.”
There is a junior mortgage against the subject property originated on xx.
The first and second installments of county taxes for the year 2023 have been paid in the total amount of $3,711.81.
The first and second installments of county taxes for the year 2024 are due in the amount of $3,713.16.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $3,454.06 and interest rate is 4.375%. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB reflected as per the payment history is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The loan was originated on xx. The Covid-19 attestation is located at “xx”.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx. The borrower promises to pay the new modified P&I of $3,517.01 with the new fixed interest rate of 4.375% beginning from xx to the new maturity date of xx. The loan was again modified on xx to update the maturity date and P&I. The new maturity date is xx and P&I is $3,454.06. No other terms were changed.	Missing DU/GUS/AUS Origination Appraisal Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan closed as construction to permanent loan, and the loan was modified with change in terms. Further details not provided."
* Missing Appraisal (Lvl 3)     "The appraisal report at origination is missing from the loan documents. The post-close appraisal report available in the loan file reflects the construction is completed. xx search shows an estimated value at $xx. Current UPB is xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS report is missing from the loan documents. Post-close AUS is available; the reflect loan amount does not match with the subject loan amount."
* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents. Post-close transmittal summary is available; reflect loan amount does not match with subject loan amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 36.61%. Tape reflects an increased DTI of 44.78%. Further details not provided. The subject loan originated on xx, and the 3-year SOL has expired. BWR has xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a refinance, originated on xx and the 3-year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $459,726.64. Calculated finance charge is $463,080.16 for an under disclosed amount of -$3,353.52. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired.

The loan failed TRID Total of Payments Test due to total of payments charged disclose on final CD as $459,726.64 calculated total of payments of $463,080.16 over by -$3,353.52. The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE delivery and timing test. Initial LE dated xx/xx/2020 delivered on xx/xx/2021 which is more than 3 business days from initial application date xx/xx/2020.

																																																																																								The subject loan is a refinance, originated on xx and the 3-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59573688	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,306.14	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.24	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	731	48.004%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,306.14 on xx/xx/2024 & xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,357.16, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,809.24 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2023, the deferred balance is xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO as the property is rented. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48%. Tape shows the subject is NOO as the property is rented causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on 1/xx/25. BWR1 has xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.00%, as the borrower's income is $9,437.96 and total expenses are in the amount of $4,530.52 and the loan was under written by DU xx and its recommendation is Approve/Eligible with a DTI of 48.00%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93237870	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,426.19	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,452.57	6.000%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	35.764%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
First and second installments of county taxes for the year 2024 are due in the amount of $2426.19.
No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,816.80, which was applied for the due date of xx/xx/2024. The current interest rate is 6.000%, and P&I is $2,452.57. The UPB as payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB as payment history is xx.
As per tape data, the subject property is owner-occupied.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows subject is NOO, as BWR listed the subject property for rent. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.52%. Tape shows subject is NOO, as BWR listed the subject property for rent, causing the lender to omit BWR xx. Further details not provided. BWR defect. Subject loan originated on xx, and the 3-year SOL is active. BWR has xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76330573	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,540.71	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.23	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	47.487%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $2,540.71 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,322.75 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $805.23 with an interest rate of 5.000%. The current UPB is xx.
Collections Comments:The current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,322.75 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $805.23 with an interest rate of 5.000%. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD was payment dispute.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.48%. Tape shows paystubs do not support BWR working xx that was used to qualify. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has xx."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34334076	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$832.40	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	48.360%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
2023/2024 taxes are exempt for this property.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,656.22 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $832.40 with an interest rate of 6.625%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 48.36%. Tape shows lender did not verify post closing employment used to qualify and the revised DTI is 84.88%. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active. BWR receives social security and pension income, FICO 773, $xx equity in the subject, 0X30 inception, and $563 residual income."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Finance Charge test due. Finance charge disclosed on final CD as $171,728.60. Calculated finance charge is $172,198.35 for an under disclosed amount of -$469.75. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

																																																																																							Subject loan is a purchase, originated on xx"			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82865174	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,338.94	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,683.19	5.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	691	788	30.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a state tax lien against the borrower in favor of xx.
There is a UCC lien against the subject property in favor of xx.
There are two state tax liens in favor of same plaintiff xx. The SSN provided on supportive doc is inconsistent with the subject borrower SSN.
The first installments of county taxes for 2024/2025 are paid in the total amount of $4,584.32 on xx/xx/2024 and xx/xx/2025.
The second installments of county taxes for 2024/2025 were due in the total amount of $4,584.32 on xx/xx/2025 and xx/xx/2025.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $2,683.19 and PITI is $2,724.77. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $2,683.19 and PITI is $2,724.77. The UPB reflected as per the payment history is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets for closing. Bank statements in the file show $xx; gift assets verified of $xx supported by gift letter satisfy the cash to close requirement of $xx at closing. Further details not provided. BWR2 has been SE for 11 years at xx, FICO 691, 0X30 since inception, and $xx equity in the subject."
																																																																																							* LE/CD Issue date test Fail (Lvl 3) "Loan fails compliance delivery and timing test for CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63259446	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,989.38	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,945.67	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	790	Not Applicable	49.251%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $1,989.38 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,527.33, which was applied for the due date of xx/xx/2024. The current P&I is $1,945.67 with an interest rate of 6.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and was approved at 49.25%. Tape shows miscalculation of social security income. The revised DTI is 52.46%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40596654	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,683.44	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,661.72	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	34.164%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx.
No active judgments or liens were found.
The 1st installment of county taxes for 2024 was paid in the amount of $1,359.61 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of $1,323.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,077.35, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,661.72 with an interest rate of 4.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows evidence of BWR being a beneficiary of funds from a trust, and use of funds for qualification is missing from the loan documents. The receipt of funds from the sale of REO property belonging to the deceased mother in the amount of $xx and the receipt of funds of $xx by the settlement agent for the subject loan is available in the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28752985	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,486.56	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,397.93	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	791	710	49.671%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual combined taxes of the year for 2024 are paid in the amount of $4,486.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,107.32 which was applied for the due date of xx/xx/2024. The current P&I is $1,397.93 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 49.67%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 55%. Further details not provided. BWR defect. Subject was originated on xx, and the 3-year SOL is active. BWR has been xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22521560	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$484.08	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$670.75	6.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	41.050%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 were paid in the amount of $484.08 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $670.75, which was applied for the due date of xx/xx/2024. The current P&I is $670.75 with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $670.75, which was applied for the due date of xx/xx/2024. The current P&I is $670.75 with an interest rate of 6.500%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)		4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The property data report is approved in as-is condition. The photo addendum shows an unfinished basement with debris. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."	* Property Marketability Issues (Lvl 3) "The tape shows the subject loan was repurchased as PDR (Property Data Report) was used to determine the appraisal value on the subject loan instead of a full appraisal report with interior and exterior inspection. Further details not provided. xx search shows an estimated value at $xx. Current UPB is xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25689997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$901.74	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,292.06	6.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	42.018%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is one UCC Financing Statement against the subject property in favor ofxx.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $901.74 on xx/xx/2024 and xx/xx/2024.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,491.98 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,292.06 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated xx/xx/2024, the reason for default is marital difficulties.
The deferment agreement located at xx. According to the terms of the deferment, six payments totaling $8,742.36 were deferred. Further details were not provided.
The post-closing details regarding the foreclosure have not been found.
As per PACER, the borrower had filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2024. The bankruptcy is still active.
The tape defect shows the subject property was damaged, like missing handrails on steps to the basement. The original appraisal was “as is” and noted dampness in the basement, and we had an inspection to confirm this was not an issue due to the dirt basement. Collection comments do not show damages.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral isxx. The unsecured portion is $0.00. The POC is not filed by the creditor. The chapter 13 xx plan was filed on xx and not yet confirmed. The borrower shall pay a monthly mortgage payment of xx to the trustee under the chapter 13 plan. The bankruptcy is still active.	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Fannie Mae public guidelines) QM Points and fees test due to fees charged $6,633.44 fees threshold: $4,934.42 over by +$1,699.02.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,734.44
Processing Fee paid by Borrower: $1,899.00

Loan failed qualified mortgage lending policy points and fees test due to fees charged $6,633.44 fees threshold $4,934.42 over by +$1,699.02
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,734.44
Processing Fee paid by Borrower: $1,899.00"
* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows the borrower was behind on payments and recently deferred missing payments on the loan to bring himself current. The terms of the loan were unchanged, and he did defer payment of $8742. According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 7.203% exceeds APR threshold of 6.770% over by +0.433%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test APR calculated 7.134% APR threshold 6.770% over by +0.364%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27181856	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,391.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,020.72	6.125%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	37.508%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
 No active judgments or liens were found.
The annual state taxes for 2024 are due in the amount of $1,391.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 and the first payment date is xx/xx/2024. As per the review of seller’s tape data as of xx/xx/2024, the next due date is xx/xx/2024. As per tape, the current P&I is $1,020.72 and interest rate is 6.125%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024 and the first payment date is xx. As per the review of seller’s tape data as of xx/xx/2024, the next due date is xx/xx/2024. The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with the wrong credit reference number in the AUS submission at closing. AUS resubmitted with correct credit reference numbers does not give an approve/eligible risk recommendation for the subject loan. BWR's FICO dropped from 702 to 672, and collateral is in good condition. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8092825	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,551.00	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,321.38	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	49.833%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county tax for 2024 is due in the amount of $1,551.00 on xx/xx/2025.
The annual county tax for 2023 has been paid in the amount of $1,495.00 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,746.27 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,321.38 with an interest rate of 6.490%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for the default is not available.
No modification or forbearance details are available in recent collection comments.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.

BWR has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.83%. Tape shows rental income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has xx."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6781910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,237.21	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,288.13	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	37.498%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023/2024 were paid in the total amount of $1,237.21.
No prior year delinquent taxes have been found.
As per UT dated xx/xx/2024, there is a land contract between the prior owner xx. The borrower acquired property via QCD on xx/xx/2019.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,288.13 and PITI is $1,528.81. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,288.13 and PITI is $1,528.81. The UPB reflected as per the payment history is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does not meet seasoning period requirement for cash-out refinance. Further details not provided. Appraiser state that the subject was not transferred within last 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4221534	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,101.86	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,012.94	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	24.740%	First	Short Form Policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st installment of county taxes for 2023/2024 was paid in the amount of $550.93 on xx/xx/2024.
The 2nd installment of county taxes for 2023/2024 was paid in the amount of $550.93 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024 the borrower is current with the loan with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,279.62, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,012.94 and the rate of interest is 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
The loan has not been modified since origination.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject closed with a DPA loan of $9,300, and BWR did not have 2 months reserve at the time of closing to qualify for manual underwriting. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3575549	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,766.40	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,538.49	6.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	42.110%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx”
No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2022/2023 were paid in the total amount of $2,766.40.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,538.49 and PITI is $1,915.44. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,538.49 and PITI is $1,915.44. The UPB reflected as per the payment history is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $8,078.20 exceeds fees threshold of $6,734.81 over by +$1,343.39.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $24.00
Points - Loan Discount Fee paid by Borrower: $6,132.00
Processing Fee paid by Borrower: $60.00
Rate Lock Extension paid by Borrower: $467.20
Underwriting Fee paid by Borrower: $1,395.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $8,078.20 exceeds fees threshold of $6,734.81 over by +$1,343.39.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $24.00
Points - Loan Discount Fee paid by Borrower: $6,132.00
Processing Fee paid by Borrower: $60.00
Rate Lock Extension paid by Borrower: $467.20
Underwriting Fee paid by Borrower: $1,395.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.11%. The tape shows that BWR income miscalculation as social security income incorrectly grossed up. The revised DTI is 47.03%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR receives xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26167855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.93	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	792	48.610%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,920.93 and PITI is $2,208.14. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,920.93 and PITI is $2,208.14. The UPB reflected as per the payment history is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is. Tape shows appraisal did not address health and safety issues as there is no deck for doors in the rear or stairs leading up to them outside. An inspection report from a structural engineer certifying the safety and soundness of the subject property is missing from the loan documents. Appraisal in file does not show the subject issues. Downgraded to LVL3."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34895626	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,195.50	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,236.25	6.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	736	650	45.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. The subject mortgage was re-recorded on xx for including a tax-exempt rider.
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $1,195.50.
The annual water charges for 2024 have been delinquent in the amount of $211.79, which are good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,407.84, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,236.25 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has xx.
  BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan closed with an FHA total loan score issue and a DU glitch. Loan is not government insured. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2023. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx, which states that the manufactured home with Serial #xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72458494	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,072.63	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.73	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	35.936%	First	Final policy	Not Applicable	Not Applicable	08/xx/2021	$188,070.32	Not Applicable	5.875%	$1,018.45	08/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is a hospital lien against the BWR xx.
There are two prior credit card judgments against the BWRs, xx, which were filed by the different plaintiffs and recorded on xx.
There is a credit card judgment against the BWR "xx" which was recorded on xx.
There is a UCC lien in favor of xx
The annual county taxes for 2024 were paid in the amount of $3,909.72 on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,995.38 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $1,018.45, with an interest rate of 5.875%. The current UPB is xx.	Collections Comments:The current status is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,995.38 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $1,018.45, with an interest rate of 5.875%. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
The comment dated xx/xx/2024 shows evidence that the subject property was damaged. No comments have been found regarding the type of damages, estimated cost of repair, and repair completions.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the BWR and lender onxx. As per the modification agreement, the modified UPB was xx, and the BWR promises to pay P&I in the amount of $1,018.45 at a rate of 5.875% beginning on 8/xx/2021. The new maturity date is xx. There is no deferred or forgiven amount.	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal of subject property is subject to repairs due to wood rot, damaged siding, damage to walls, and a hole in the wall. Estimated cost to cure is not available in the loan file. As per the available 1004D, only the AC system unit has been replaced, and some repairs still need to be completed; the updated 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback amount."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.091% exceeds APR threshold of 5.940% over by +1.151%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.091% exceeds APR threshold of 5.940% over by +1.151%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31180845	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,426.98	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,555.43	6.000%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	53.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated xx
There is an active prior mortgage against the subject property in favor of xx.
The annual county taxes for 2024 were paid in the amount of $2,329.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,899.59 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,555.43 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
The collection comment does not show borrower’s income impacted by Covid-19.
BWR receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* Assets do not meet guidelines (Lvl 3) "Subject loan is VA purchase transaction and approved at 53.056%. Tape shows borrower was short on funds/cash to close. Review of loan file shows BWR submitted $70 in assets. FCD and AUS do not show asset requirement. Subject loan originated on xx/xx/2024. Further details not provided. BWR receives SSI and VA disability income, FICO 717, $xx equity in the subject and $3,125 residual income."
* Closing_Disclosure violations (Lvl 3)     "As per the document tracker located at xx, the closing disclosure dated xx is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. CD dated 0xx/xx/2024 reflects Points - Loan Discount Fee at $4,134.38. This is an increase in fee of +$4,134.38 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is active."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38252994	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$5,824.32	$8,688.60	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,342.47	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	37.055%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a notice of special tax lien on the subject property which was recorded on xx/xx/2023.
The 1st installment of county taxes for 2023/2024 was paid in the amount of $1,148.32 on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2023/2024 and 2024/2025 are delinquent in the total amount of $5,824.32 which were due on different dates and good through xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $4,137.43 on xx/xx/2025.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,156.30, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,342.47 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.  The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The current occupancy is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.05%. Tape shows subject is NOO. Revised DTI is 39.51%. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95863165	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,459.32	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,927.42	8.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	39.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st installment of county taxes for 2024/2025 is paid in the amount of $1,729.66 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 was due in the total amount of $1,729.66 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,431.25, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,927.42 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the payment history is xx.
No evidence of damage or repair has been found.
The current occupancy is unable to be determined.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject property is NOO. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
The initial loan estimate dated xx/xx/2024 reflects Appraisal Fee at $620.00. Final CD dated xx/xx/2024 reflects Appraisal Fee at $750.00.
The initial loan estimate dated xx/xx/2024 does not reflect Appraisal Review Fee. Final CD dated xx/xx/2024 reflects Appraisal Review Fee at $120.00.
This is a cumulative increase in fee of +$250.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows borrower only has 1 tradeline."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39.351%. Tape shows subject is NOO causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject originated xx and the 3 year SOL is active. BWR has xx
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx the subject property is a manufactured home. The affidavit of affixation document available in loan files at xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27876923	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,496.64	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,439.24	8.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	41.292%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $10,496.64 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan is originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per seller tape data as of xx/xx/2024, the next due date is xx/xx/2025 and the interest rate is 8.50%, and the current P&I is $7,439.24. The current UPB reflected is xx.	Collections Comments:The current status of the loan is performing.
The loan is originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per seller tape data as of xx/xx/2024, the next due date is xx/xx/2025 and the interest rate is 8.50%, and the current P&I is $7,439.24. The current UPB reflected is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape, the subject property is owner occupied.
No information has been found stating the borrower’s income was impacted by Covid-19.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Loan Program Info Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects as-is conditions. Photos addendum shows garage interior needs to be repainted. The estimated cost to cure is not available in the loan file. The updated 1004D/completion report is missing in the file, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects Lender Credit at $3,628.00, Final CD dated xx/xx/2024 reflects lender credit at $2,418.75. This is decrease of +$1,209.25 for fee which has 0% tolerance test. Valid COC is missing from the loan documents. Subject loan is a purchase, originated on xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows failed to provide ARM disclosure and Charm Booklet within 3 days. Review of loan file shows ARM disclosure and Charm booklet are missing from the loan file. Further details were not provided."
* Loan program disclosure missing or unexecuted (Lvl 3)     "ARM disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95178369	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$429.08	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,584.89	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	773	Not Applicable	47.885%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for the year 2024 are due on xx/xx/2025 in the amount of $429.08.
Annual county taxes for the year 2023 were paid on xx/xx/2023 in the amount of $147.58.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,022.00 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,584.89 with an interest rate of 7.625%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
Unable to determine the current condition and occupancy of the subject property.
BWR has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at 47.89%. The tape shows rental income was included twice in DTI. Further details not provided. Lender defect. The subject loan originated onxx, and the 3-year SOL is active. BWR has xx in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58331773	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,482.77	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$433.91	8.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	691	Not Applicable	26.034%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx.
No active judgments or liens were found.
There is one prior mortgage against the subject property originated on xx.
The first installment of combined taxes for 2024 is paid in the amount of $1,741.39 on xx/xx/2024.
The second installment of combined taxes for 2024 is due in the total amount of $1,741.39 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $433.91 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $433.91 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2024 reflect points-loan discount fee at $856.00. Final CD dated xx/xx/2024 reflect points-loan discount fee at $900.00. This is an increase of $44.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows property is in a rural area, and BWR has xx and in the property for the last 4 years. Further details not provided."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. Realtor.com search shows an estimated value of $xx. Current UPB xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97127134	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,067.69	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.61	6.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	53.395%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 was paid in the amount of $382.32 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $685.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,094.33 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $875.61 with an interest rate of $1,094.33. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR receives social security VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Loan Origination Fee test due to fees calculated $1,596.55 exceeds fees threshold of $1,350.00 over by +$246.55.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,350.00
Pest Inspection Fee paid by Borrower: $155.00
Title Mobile Home Fee paid by Borrower: $91.55."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test due to LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $721.00. Final CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $812.55. This is a cumulative increase of +$19.45 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. The subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows an uninsurable VA loan and net tangible benefits not met. Further details not provided. Final CD shows BWR received $12,460 cash out at closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41487655	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,333.60	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$948.10	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	709	725	46.647%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
No active judgments or liens have been found.
The first and second installments of town taxes for 2025 were paid in the amount of $2,580.88.
The third and fourth installments of town taxes for 2025 were due on xx/xx/2025 and xx/xx/2025 in the amount of $2,752.72.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024, in the amount of $1,584.37, which was applied for the due date of xx/xx/2024. The current P&I is $948.10, with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 receives xx.
BWR2 receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $5,788.00 exceeds fees threshold of $4,314.75 over by +$1,473.25.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,795.00
Points - Loan Discount Fee paid by Borrower: $3,993.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2023 delivered on xx/xx/2023 which is more than 3 business days from initial application date xx/xx/2023. Subject loan is refinance case, originated on  xx/xx/2024 and the 3 years SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $5,788.00 exceeds fees threshold of $4,314.75 over by +$1,473.25.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,795.00
Points - Loan Discount Fee paid by Borrower: $3,993.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows Freddie did not agree with as is appraisal. Subject is 220 year old home in C3 condition. Appraiser notes home is habitable as is. Review of appraisal shows the exterior in need of paint and the interior in need of update to the mechanicals, basement, crawl space. Cost to cure not provided. Also, appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #4 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30760108	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$51,522.06	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,226.22	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	792	791	42.109%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $49,461.18 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $10,309.07, which was applied for the due date of xx/xx/2024. The current monthly P&I is $7,226.22 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows APR increased by 0.125% without a three-day waiting period. Infinity CE does not fail delivery and timing tests. Further details were not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $14,080.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $15,180.00.
Revised CD dated xx/xx/2024 reflects Rate Lock Extension Fee at $6,886.00. Final CD dated xx/xx/2024 reflects Rate Lock Extension Fee at $9,922.00. This is a cumulative increase in fee of +$4,136 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. The revised CD dated xx/xx/2024 reflects lender credit at $17,166.00. Final CD dated xx/xx/2024 reflects lender credit at $100. This is a decrease of $17,066.00 for a fee that has a 0% tolerance test.
																																																																																							Subject loan is refinance case, originated on xx and the 3-year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52989752	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,559.80	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,979.82	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	665	Not Applicable	45.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is a prior hospital lien found against the borrower in favor of xx.
There is a hospital lien found against the borrower in favor of xx, which was recorded on xx/xx/2023.
There is a prior credit card judgment found against the borrower in favor of xx.
There is a credit card judgment found against the borrower in favor of xx.
There is a default judgment found against the borrower in favor of xx.
The annual county taxes for 2024 were paid in the amount $6,297.41.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,428.56 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,979.82 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.70%. Tape shows lender did not validate BWR employment history. Revised DTI is 46.60%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL will expire 2/xx/25. BWR has xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.701% as the borrower’s income is $8,749.92 and total expenses are in the amount of $3,998.78 and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24993785	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,514.21	$8,207.65	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,469.65	5.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	811	807	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The 1st and 2nd installments of supplemental taxes for 2023 are due in the total amount of $ 873.03 on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of supplemental taxes for 2024 are due in the total amount of $ 4,914.53 on xx/xx/2024 and xx/xx/2025.
The 1st installment of county taxes for 2025 is delinquent in the total amount of $4,514.21 which was due on xx/xx/2025 and good through xx/xx/2023.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $7,284.34, which was applied for the due date of xx/xx/2024. The current monthly P&I is $5,469.65 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR1 has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is an FHA streamline refinance. Tape shows the loan does not meet the FHA seasoning period requirement. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60769179	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$53,306.80	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,583.98	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	24.785%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The combined installment of annual taxes for 2023 has been paid in the amount of $47,225.27 on xx/xx/2024.
The combined installment of annual taxes for 20234 is due in the amount of $53,306.80 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,583.98, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,583.98, and the rate of interest is 2.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the subject property was located in FEMA disaster area. CCs do not show any damage due to the disaster.
As per the collection comment dated xx/xx/2023, the subject property was damaged due to a storm on xx/xx/2022. The claim amount was $39,417.22. Further details are not provided. Unable to determine the current condition and status of the repairs.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the appraisal report, the subject is a new construction. Tape and review of the loan file show the subject property is ineligible, as the subject property does not have an individual property tax ID number. Appraisal report does not show the parcel ID. The legal description with deed and mortgage also shows the subject legal as an undivided one-fourth interest in and to xx. There is no individual property tax ID assigned to the subject property. xx search shows an estimated value of $xx. Current UPB is xx."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects lender credit at $970. Final CD dated xx/xx/2021 does not reflect lender credit. This is a decrease of $970 for a fee that has a 0% tolerance test.
																																																																																								Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36395851	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$163.52	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$654.27	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	672	Not Applicable	39.798%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx.
No active judgment has been found.
The first and second installment county taxes for 2023/2024 have been paid on xx/xx/2024 and xx/xx/2024 in the total amount of $163.52.
No delinquent tax has been found.	As per the review of payment history as of xx/xx/2024, the borrower is 6 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $1,147.72 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $654.27, and the interest rate is 7.990%. The UPB is xx.	Collections Comments:The current status of the loan is collection.
As per the review of payment history as of xx/xx/2024, the borrower is 6 months delinquent with the loan, and the next due date is xx/xx/2024. The UPB is $xx.
As per the comment dated xx/xx/2024, the RFD is unemployment.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the forbearance plan starts from xx/xx/2024 to xx/xx/2024. No further details have been found.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The improvement section of the appraisal report dated xx/xx/2023 shows the roof was patched, flooring is damaged, interior walls need repainting, vinyl flooring needs replacing, and the bathtub is outdated and loose in some areas. Unable to determine the estimated cost of repairs. The available CCs do not show any damage to the subject property. No evidence has been found for repairs completion.
BWR has xx. Previously, BWR worked with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, and the improvement section shows the roof was patched, flooring is damaged, interior walls need repainting, vinyl flooring needs replacing. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.79%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has xx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.

																																																																																								Downgraded to Level 2 as the subject loan is a purchase case originated on xx and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47152150	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$554.55	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,749.96	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	752	Not Applicable	40.825%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 is due in the amount of $554.55 on xx/xx/2025.
The annual installment of county taxes for 2023 was paid in the amount of $162.64 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,168.76, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,749.96, and the rate of interest is 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. The appraisal report in the loan file is as is; the photo addendum and improvement section show the landscaping and touch-up paint are items to be completed. CCs do not show any damage.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum and improvement section show the landscaping and touch-up paint are items to be completed. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Compliance Testing (Lvl 3)     "Tape shows loan violated the QM price limit rule. Infinity CE result failed QM APR test. Further details are not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at $4,500.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $4,770.00. This is an increase in fee of +$270.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on xx/xx/2024 and the 1 year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of $5,340.73."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.194% exceeds APR threshold of 8.360% over by +0.834%. Subject loan is escrowed.

Loan failed GSE (Freddie Mac public guidelines) QM APR threshold test due to APR calculated 9.194% exceeds APR threshold of 9.110% over by +0.084%. Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage APR threshold test due to APR calculated 9.194% exceeds APR threshold of 9.110% over by +0.084%. Subject loan is escrowed."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17276440	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$6,666.04	11/xx/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,440.41	2.350%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Unavailable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	18.785%	First	Final policy	Not Applicable	Not Applicable	07/xx/2022	$522,899.63	Not Applicable	4.625%	$2,392.94	07/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx.
There is an IRS lien against the subject borrower in favor of the xx.
The 1st installment of county taxes for 2024-25 was paid in the amount of $3,333.02 on xx/xx/2024.
The 2nd installment of county taxes for 2024-25 is due in the amount of $3,333.02 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,118.03, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,392.94 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for the default is not available in the latest servicing comments.
The foreclosure case was initiated with the loan in xx. As per the notice of default located at xx. As per the notice of recession located at xx the foreclosure case was cancelled. As per the servicing comment dated xx/xx/2023, the foreclosure case is reinitiated in 2023. As per the servicing comment dated xx/xx/2024, the foreclosure case is closed as the loan is reinstated.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:The foreclosure case was initiated with the loan in 2011. As per the notice of default located at xx, the complaint was filed on xx. As per the notice of recession located at xx, the foreclosure case was cancelled. As per the servicing comment dated xx/xx/2023, the foreclosure case is reinitiated in 2023. As per the servicing comment dated xx/xx/2024, the foreclosure case is closed as the loan is reinstated.
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,392.94 with a modified interest rate of 4.625% starting on 7/xx/2022 and continuing until the new maturity date of xx. There is no deferred balance and principal forgiven amount.	Credit Report HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. Itemization of fee is available at xx	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34870421	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$70.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$262.76	8.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	27.201%	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2017	$18,308.44	Not Applicable	8.750%	$178.35	06/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an IRS lien against the borrower in favor of the xx.
There are 3 civil judgments against the borrower in favor of multiple plaintiffs for the amount of $11,460.90 recorded on different dates.
The annual combined taxes for 2024 were paid in the amount of $72.40.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $178.35 and the interest rate is 8.750%.	Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The loan has been modified on xx/xx/2017.
The foreclosure was not initiated.
The borrower “xx” filed for bankruptcy under chapter 7 with the case# xx. The bankruptcy was discharged on xx and the case was terminated on xx.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx.

																																																																																		The modification agreement was made on xx between the borrower, xx As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of $178.35 and an interest rate of 8.750% beginning on 6/xx/2017 until the maturity date of xx.		xx	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit is located at “xx” which states that the original note has been lost or destroyed. The note is available in the loan file xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94536253	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,800.60	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,906.81	2.400%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	619	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2018	$448,917.87	Not Applicable	2.000%	$1,374.50	01/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of the xx.
The 1st installment of county taxes for 2024 was paid in the amount of $3,800.60 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of $3,800.60 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $1,793.71, and the interest rate is 3.875%. The UPB is xx. As per the tape data, the deferment amount is xx, and deferment agreements are located at xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,793.71, and the interest rate is 3.875%. The UPB is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
The foreclosure was initiated in this loan in xx, and the complaint located at xx. As per the notice of the trustee’s sale located at xx, the foreclosure sale was scheduled on xx. The lis pendens has been cancelled on the xx document located atxx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx.
As per the comment dated xx/xx/2023, the borrower is on a forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
As per the collection comment dated xx/xx/2023, the FEMA disaster was declared for the winter storm, and the borrower's income was affected due to the natural disaster. CCs do not show damages.
As per tape data, the borrower’s income has been impacted due to the Covid-19 pandemic. As per tape data, the forbearance plan began on xx/xx/2021 and ended on xx/xx/2022.
Foreclosure Comments:The foreclosure was initiated in this loan in xx, and the complaint located at xx. As per the notice of the trustee’s sale located at xx. The lis pendens has been cancelled on the xx document located at xx.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,374.50 with a modified interest rate of 2.000% starting on 01/xx/2018, which will be changed in 3 steps until the new maturity date of xx. The rate will change in 3 steps, which ends with 3.875%. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Copy of HUD-1 is not signed by the BWR."
																																																																																							* Lost Note Affidavit (Lvl 3) "The lost note affidavit is available in the file located at xx The original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx. The loan was modified on xx."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test. Total fees charged is $551.70 and allowed $391.20. It is over charged by +$160.50."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46062353	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,544.51	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,002.08	6.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	38.816%	First	Final policy	Not Applicable	XX	05/xx/2012	$524,000.00	Not Applicable	4.649%	$2,701.62	06/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property that was originated on xx.
The first installment of county taxes for 2024 was paid in the amount of $5,272.26.
The second installment of county taxes for 2024 is due in the amount of $5,272.25.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. As per the tape, the current unpaid principal balance is xx. The current P&I is $2,701.62 and the interest rate is 4.649%.	Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 5/xx/2012 between the borrowers, xx.As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of $2,701.62 and an interest rate of 4.649% beginning on 6/xx/2012 until the maturity date of xx.

Affiliated Business Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final HUD dated xx/xx/2007 reflects cash to in the amount of $3,167.25."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71599809	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,712.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,188.72	7.150%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	566	592	50.332%	First	Final policy	Not Applicable	Not Applicable	11/xx/2012	$187,386.27	Not Applicable	2.000%	$657.42	11/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of county taxes for 2025 are due in the total amount of $3,712.72 on xx/xx/2025 and xx/xx/2025. The first and second installments of county taxes for 2024 are paid in the total amount of $3,610.32 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $774.25 with an interest rate of 3.375%. The current UPB reflected as per the tape data is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $774.25 with an interest rate of 3.375%. The current UPB reflected as per the tape data is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was damaged due to water, and the date of loss was xx/xx/2023. The borrower has filed the claim in the amount of $xx. There is no evidence to confirm the current status of repairs.
As per the tape data, the borrower’s income was impacted by Covid-19. The borrower was on a COVID-19 forbearance plan from xx/xx/2020 to xx/xx/2020.
The deferment agreement dated xx/xx/2020 is located at xx. According to the terms of the deferment, 4 payments totaling xx were deferred.
The modification agreement was signed between the borrower and lender with an effective date of xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx and the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $657.42 with an interest rate of 2.000% starting on 11/xx/2012, which will be changed in 3 steps until the new maturity date of xx. The rate will change in three steps, which end with 3.375%. The borrower is making payment as per the 3rd step with P&I $774.25 and an interest rate of 3.375%.	Initial Escrow Acct Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	xx	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan document." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer doc is missing from loan file." * Prepayment Rider Missing (Lvl 2) "The prepayment penalty rider is not reflected in the deed of trust, and it is reflected in the note." * ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date not consistent with note and/or HUD."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,509.07	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37386818	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$13,470.07	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,932.08	1.100%	480	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.814%	First	Final policy	Not Applicable	XX	03/xx/2009	$810,458.99	Not Applicable	1.228%	$2,232.75	03/xx/2009	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property originated on xx/xx/2006 in favor of the xx.
There is an IRS lien against the BWR xx.
There are two state tax liens against the BWR xx.
There is a civil judgment against the borrower in favor of xx.
The first and second installments of county taxes for the year 2024 have been paid in the amount of $13,470.07.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $2,232.75, and the interest rate is 1.228%. The UPB is xx.	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $2,232.75, and the interest rate is 1.228%. The UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified between the BWR and lender on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance was xx, and the BWR promises to pay the monthly P&I of $2,232.75 with an interest rate of 1.228% beginning on 3/xx/2009. The new maturity date is xx. There is no deferred or forgiven amount.	Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53361066	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$403.62	9.500%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	49.070%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The current tax details are not available.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $403.62, and the interest rate is 9.500%. The UPB is xx.	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $403.62, and the interest rate is 9.500%. The UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The borrower xx has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM mortgage with an original P&I of $403.62 and an interest rate of 9.500%. The current P&I per PH is $403.62 with an interest rate of 9.500%. As per the seller’s tape data, the loan has been modified on xx. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. HUD-1 Closing Statement Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the borrower is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3979185	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,209.56	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$700.13	1.400%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	10.203%	First	Final policy	Not Applicable	Not Applicable	01/xx/2010	$221,550.34	Not Applicable	4.780%	$1,216.99	02/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx, which is organized and existing under the laws of the United States of America in the amount of xx.
No active judgments or liens were found.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $2,104.78 on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of $2,104.78 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,216.99, and the interest rate is 4.780%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,216.99, and the interest rate is 4.780%. The UPB is xx.
The loan was modified on xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as investment property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrowers, xx. The borrower agreed to pay the modified monthly P&I of $1,216.99 with a modified interest rate of 4.780% starting on 02/xx/2010, which will be changed in 6 steps until the new maturity date of xx. The rate will change in 6 steps, which ends with 4.780%. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated xx/xx/2004 is subject to completion. Updated 1004D is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50578228	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,340.13	Unavailable	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,005.33	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	24.112%	First	Final policy	Not Applicable	Not Applicable	01/xx/2013	$218,349.48	$55,576.82	2.802%	$564.28	01/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens and judgments have been found.
Annual county taxes for the year of 2024 were paid in the amount of $2,340.13.
No prior year delinquent taxes have been found.	As per tape data payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment was receive. The current monthly P&I is $612.87 with an interest rate of 3.375%. The current UPB reflected as per tape is xx and deferred balance is xx	Collections Comments:The current status of the loan is performing.
As per tape data payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025.  Unable to determine last payment was receive. The current monthly P&I is $612.87 with an interest rate of 3.375%. The current UPB reflected as per tape is xx and deferred balance is xx
The reason for default is not available.
The loan was modified on xx/xx/2013.
The notice of lis pendens located at xx, the foreclosure complaint was filed on xx in favor of xx.
The borrower had filed bankruptcy under xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:The notice of lis pendens located at xx  and FC status is removed. Further details are not provided.
																																																																																	Bankruptcy Comments:The borrowers xx.	This modification agreement signed between the borrower and lender with an effective date of 01/xx/2013 shows the new modified unpaid principal balance is xx, the deferred balance is xx, and the interest-bearing UPB is $162,772.66. As per modified terms, the deferred balance of xx is eligible for forgiveness, which exceeds 2% of modified UPB. The borrower agreed to pay the modified monthly P&I of $564.28 with a modified interest rate of 2.802% starting on 01/xx/2013, which will be changed in 2 steps until the new maturity date of xx. The rate will change in 2 steps, which ends with 3.375%.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96163802	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,783.27	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.16	1.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	21.011%	First	Final policy	Not Applicable	XX	07/xx/2010	$220,339.11	Not Applicable	4.000%	$951.62	08/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx.
There is a junior mortgage against the subject property originated on xx.
There are two civil judgments found against the borrower for the total amount of xx, respectively.
There is a state tax lien found against the subject borrower in the amount of xx.
The first installment of county taxes for 2024 was paid on xx/xx/2024 in the amount of $2,891.64.
The second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $2,891.63.
No prior year’s delinquent taxes have been found.
As per the review of payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $951.62, and the rate of interest is 4.00%. The current UPB per tape data is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB per tape data is xx.
Unable to determine the RFD.
As per the seller's tape data, the borrower was on the COVID-19 FB plan that was started on xx/xx/2020 and ended on xx/xx/2020. Further details are not provided.
The loan was modified on xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been initiated.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The monthly P&I is $951.62 with an interest rate of 4.00% beginning on 8/xx/2010, and a maturity date isxx. The loan has been modified twice since origination.	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final executed HUD. CE was tested based on seller provided unexecuted HUD at closing."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $296.40 exceeds the per diem interest charge or credit threshold $80.63."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx, and the note date is xx, which is not consistent."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79278659	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$486.43	Unavailable	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$627.62	10.300%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	41.839%	First	Final policy	Not Applicable	Not Applicable	07/xx/2019	$93,045.00	$25,445.40	4.500%	$303.90	07/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
There are five certificates of state tax lien against the borrower in the favor of the xx  recorded on different dates.
The annual installments of county taxes for 2024 have been paid in the amount of $486.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The P&I is $303.90 with an interest rate of 4.50%. The current UPB is $63,705.11, and the deferred balance is xx.
The deferment agreement of 2021 is located at “xx.”
The deferment agreement of 2023 is located at “xx”
Collections Comments:The current status of the loan is performing.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The P&I is $303.90 with an interest rate of 4.50%. The current UPB is xx, and the deferred balance is xx.
The foreclosure was initiated on the loan in 2023. The complaint was filed on xx. As per the comment dated xx, the foreclosure file was closed on xx due to the reinstatement of the loan. Further details not found.
As per seller tape data, the subject property is occupied by the borrower.
No evidence has been found regarding damages.
The loan modification agreement was made between the borrower and lender on xx.
As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was started on xx, which was ended on xx/xx/2022. Further details not found.
According to comment dated xx/xx/2024, the reason for default is excessive obligation.
According to the PACER, the borrower, xx.

Foreclosure Comments:The foreclosure was initiated on the loan in xx. Further details not found.
Bankruptcy Comments:According to the PACER, the borrower, xx.	The modification agreement was made between the lender and borrower on xx, with the new principal balance of $93,045.00, the deferred balance of xx, and the interest-bearing amount of $67,600.00. The monthly P&I is $303.90 with an interest rate of 4.50% beginning on 7/xx/2019 and a maturity date of xx. The loan has been modified three times since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not confirm to the requirements for the lender's license type in the state where the property is located.

This loan failed the prepayment term test.
The loan has a prepayment term that does not confirm to the requirements for the lender's license type in the state where the property is located.

The CE risk indicator is moderate as the loan is failing for Points Test. Total fees charged is $3,971.13 and allowed $3,487.50, it is over charged by +$483.63.

Fees Included:
Loan Discount Fee paid by Borrower: $2,964.38
Application Fee paid by Borrower: $360.00
Processing Fee paid by Borrower: $626.00
Flood Determination - Life of Loan Fee paid by Borrower: $20.75"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is not consisted with note and final HUD-1."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2597184	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$1,595.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,204.04	6.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	574	Not Applicable	34.645%	First	Final policy	Not Applicable	Not Applicable	07/xx/2011	$166,199.39	Not Applicable	4.500%	$961.71	07/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx.
There is a code enforcement lien found against the subject property in favor of the xx.
There are 2 UCC liens found against the subject property in favor of xx.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $1,595.86 on xx/xx/2025.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $1,595.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $961.71, and the interest rate is 4.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $961.71, and the interest rate is 4.500%. The UPB is xx.
The reason for default is not available.
The loan was modified on xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $961.71 with a modified interest rate of 4.500% starting on 7/xx/2011 and continuing until the new maturity date of xx. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization of fee is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The CE risk indicator is moderate as the loan is failing for Per Diem Interest Amount Test. Total fees charged is $103.44, allowed $69.92 and it is over charged by +$33.52."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance charge disclosed on Final HUD-1 as $257,816.17. Calculated finance charge is $257,941.60 for an under disclosed amount of -$125.43.

 Loan failed TILA Foreclosure Rescission Finance charge of $257,816.17 exceeds disclosed finance charge of $257,906.60 for an under disclosed amount of -$90.43."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from loan file. Deed of trust does not show any requirement of rider."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33499576	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,037.12	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$631.07	8.250%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $2946.00 on xx/xx/2024.
No prior year delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $368.42 and interest rate is 5.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $368.42 and interest rate is 5.500%.  The UPB is xx.
The occupancy of the subject property is unable to be determined.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx.	This conventional fixed-rate mortgage originated on xx with a P&I of $631.07, a rate of interest of 8.25000%, and a maturity date ofxx. The current P&I, as per the tape as of 12/xx/2024, is $368.42, and the rate of interest is 5.500%. There is a difference in P&I and rate of interest with respect to note. The tape data indicates the latest modification was made on xx, with the maturity date xx. The loan modification document is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization of fee is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan document. xx shows an estimated value of $xx. Current UPB $xx."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21224248	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,245.27	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.650%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property that was originated on xx.
The first and second installments of county taxes for 2024 were paid in the amount of $5,245.27.
The water/sewer charges are paid.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. As per the tape, the current unpaid principal balance is xx. The current P&I is $187.79 and the interest rate is 8.150%.	Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a HELOC fixed-rate mortgage with an interest rate of 7.650% and a maturity date of xx. The P&I as per payment history is $187.79 and the interest rate is 8.150%. There is a difference in interest rate with respect to note data. The modification agreement is missing from the loan file.

Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has been modified. The loan modification document is missing from the loan file."	* Missing Borrower Billing Rights (RESPA) (Lvl 2) "Borrower billing rights disclosure is missing from the loan documents."
																																																																																								* Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20480832	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second	$0.00	$13,470.07	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	8.150%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XX	Not Applicable	Unavailable	Not Applicable	Not Applicable	7.400%	$495.33	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property in the amount of $750,000.00, which was originated on xx.
There is an IRS lien against the borrower in favor of the xx.
There are two state tax liens against the borrower in favor of xx.
There is an active judgment against the borrower in favor of xx.
The first and second installments of county taxes for 2024 were paid in the total amount of $13,470.07 on xx/xx/2024 and xx/xx/2024, respectively.
No prior year’s delinquent taxes have been found.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $495.33, and PITI is $495.33 with an interest rate of 7.40%. The current UPB is xx.	Collections Comments:The current status of loan is performing.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
CCs do not show damages.
No information has been found for FC and BK.
The RFD is not available.
As per tape data, the subject property is occupied by the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This is a HELOC fixed-rate mortgage with an interest rate of 8.250% and a maturity date of xx. The P&I as per payment history is $495.33 and the interest rate is 7.400%. There is a difference in interest rate with respect to note data. The modification agreement is missing from the loan file.
Note Right of Rescission	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has been modified. The loan modification document is missing from the loan file."	* Missing Borrower Billing Rights (RESPA) (Lvl 2) "BWR's billing rights disclosure is missing from the loan documents."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "HELOC disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47258801	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,682.80	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,646.18	$1,970.83	5.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	57.617%	First	Final policy	Not Applicable	XX	07/xx/2011	$451,592.65	Not Applicable	4.625%	$2,176.39	07/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There are 2 child support liens found against the borrower filed by different plaintiffs, which were recorded on different dates. The amount of the lien is not mentioned on the supporting document.
There are 3 civil judgments found against the borrower in the total amount of $21,941.51 filed by different plaintiffs, which were recorded on different dates.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $8,682.8 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,176.39, and the interest rate is 4.625%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,176.39, and the interest rate is 4.625%. The UPB is xx.
The reason for default is unable to be determined.
As per the tape data, the foreclosure was initiated on xx and has been removed. Further details were not provided.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:As per the tape data, the foreclosure was initiated on xx and has been removed. Further details were not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $1,639.48 with a modified interest rate of 2.000% starting on 07/xx/2011, which will be changed in 4 steps until the new maturity date of xx. The rate will change in 4 steps, which ends with 4.625% and P&I of $2,176.39.	Credit Report Loan Program Info Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer doc is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2852278	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,050.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$458.49	9.875%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$52,017.84	Not Applicable	6.000%	$321.85	03/xx/2009	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 was paid in the amount of $525.14 on xx/xx/2024.
The second installment of town taxes for 2025 is due in the amount of $525.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $321.85 with an interest rate of 6.00%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $321.85 with an interest rate of 6.00%. The current UPB is xx.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding damages.
The loan modification agreement was made between the borrower and lender on xx.
No information has been found regarding foreclosure.
The RFD is not available.
According to the PACER, the borrower xx filed for bankruptcy under xx. The bankruptcy was discharged on xx and terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx. The chapter 13 xx plan was confirmed on xx. The borrower shall pay a monthly mortgage payment of xx to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx and terminated on xx.	This is a conventional fixed-rate mortgage with a P&I of $458.49, a rate of interest of 9.875%, and a maturity date of xx. The P&I as per payment history tape data is $321.85 and the rate of interest is 6.00%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data and document in the file located at xx .The modification agreement is missing from the loan file.	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5535327	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,408.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.85	6.900%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	51.415%	First	Final policy	Not Applicable	Not Applicable	01/xx/2012	$215,078.17	$157,700.00	2.000%	$173.76	01/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 is paid on xx/xx/2024 in the amount of $1,204.36.
The second installment county taxes for 2024/2025 are due on xx/xx/2025 in the amount of $1,204.36.
No prior year’s delinquent taxes have been found.
As per the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $231.53 with an interest rate of 4.00%. The current UPB is $31,706.45, and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
As per the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $231.53 with an interest rate of 4.00%. The current UPB is $31,706.45, and the deferred balance is xx.
The loan was modified on xx.
The RFD is unable to be determined.
No repairs and damage have been found.
No records for bankruptcy and foreclosure have been found.
As per tape data, the subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx. The new modified unpaid principal balance is xx, and the deferred balance is xx. The modified monthly P&I of $173.76 with an interest rate of 2.000% starting on xx, which will be changed in 3 steps until the new maturity date of xx. The rate will change in 3 steps, which end with 4.000%. As per the forgiven document xx, the forgiven amount isxx, which exceeds 2% of the modified UPB.	Initial Escrow Acct Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD is not signed by the borrower."
* Property is Manufactured Housing (Lvl 3) "Home is not affixed. According to the appraisal report dated xx/xx/2006, the subject property type is a "manufactured home." The Alta-7 endorsement is not attached to the final title policy, nor is the VIN# mentioned in the subject mortgage's legal description. An affidavit of affixation is not available in the loan file. As per the final title policy schedule B, which is located at “xx” an exception is raised for notice of manufactured home (mobile home) or commercial coach installation on a foundation system recorded xx"	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed state regulations on the per diem interest amount test due to the per diem interest amount charged on the loan at $638.00 exceeding the threshold of $467.83 by $170.17."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final TIL as $214,184.94. Calculated finance charge is $214,443.93 for an under disclosed amount of -$258.99. Reason for Finance charge under disclosure is unknown as the fee itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $214,184.94. Calculated finance charge is $214,408.93 for an under disclosed amount of -$223.99. Reason for Finance charge under disclosure is unknown as the fee itemization is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is not signed by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34576415	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,317.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,986.57	8.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	35.303%	First	Final policy	Not Applicable	XX	09/xx/2010	$472,867.23	Not Applicable	5.000%	$1,985.58	10/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The annual county taxes for 2023 were paid in the amount of $5,464.67 on xx/xx/2024.
The annual county taxes for 2024 are due in the total amount of $5,317.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,985.58 and interest rate is 5.000%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment in income.
The loan was modified on xx.
Unable to determine the current status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount. The borrower agreed to pay the modified monthly P&I of $1,985.58 with a modified interest rate of 5.000% starting on 10/xx/2010 and continuing until the new maturity date of xx. As per the modification agreement, the lender has reduced the amount of xx.
																																																																																				xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62108225	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$905.42	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$315.49	7.950%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Investor	Yes	Yes	No	576	Not Applicable	13.937%	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2012	$44,111.04	Not Applicable	3.950%	$199.64	08/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two credit card judgments active against the borrower in favor of different plaintiffs in the total amount of xx.
The first installment of combined taxes for 2023 is paid in the amount of $453.00 on xx/xx/2024.
The second installments of combined taxes for 2023 is due in the amount of $453.00 on xx/xx/2025.
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $199.64 and PITI is $343.47. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $199.64 and PITI is $343.47. The UPB is xx.
Collection comment does not state RFD.
As per seller’s tape data the subject property is owner occupied.
The loan was modified on xx with new principal balance of xx
No evidence has been found regarding bankruptcy.
No evidence has been found regarding damage.
As per seller’s tape data the foreclosure was initiated in xx. The complaint was filed on xx. The FC was put on hold due to loss mitigation. Further details not provided.

Foreclosure Comments:As per seller’s tape data the foreclosure was initiated in xx. The complaint was filed onxx. The FC was put on hold due to loss mitigation. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx. The borrower promises to pay the new modified P&I of $199.64 with the new fixed interest rate of 3.950% beginning from 8/xx/2012 to the new maturity date of xx. The lender has forgiven principal in the amount of xx.	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81192067	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,859.32	Unavailable	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$695.14	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	556	563	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2003	$95,806.21	Not Applicable	7.625%	$722.41	10/xx/2003	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 2024 county annual taxes were paid in the amount of $2,773.54 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $722.41 and interest rate is 7.625%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $722.41, and the interest rate is 7.625%. The UPB is xx.
The foreclosure was initiated in this loan in 2010, and the complaint located at xx was filed on xx, and the foreclosure sale was scheduled on xx. The lis pendens has been cancelled on the xx document located at xx.
According to the PACER, the borrower xx. The bankruptcy was discharged on xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:The foreclosure was initiated in this loan in xx, and the complaint located at xx, and the foreclosure sale was scheduled on xx. The lis pendens has been cancelled on the xx document located at xx.
Bankruptcy Comments:According to the PACER, the borrowers xx. As per the voluntary petition schedule D , the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx The unsecured portion is $0.00. The bankruptcy was discharged on xx	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $722.41 with a modified interest rate of 7.625% starting on 10/xx/2003 and continuing until the new maturity date of xx. There is no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73820180	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	XX	$4,213.39	$4,550.92	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,503.10	5.000%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	32.203%	First	Final policy	Not Applicable	XX	04/xx/2013	$239,568.37	Not Applicable	3.165%	$1,208.94	05/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a notice of assessment lien against the subject property in favor of xx.
There is a junior mortgage against the subject property originated on xx.
The first installment of county-city annual taxes for 2024 is paid in the amount of $4,550.92 on xx/xx/2024.
The second installment of county annual taxes for 2024 is due in the amount of $4,550.92 on xx/xx/2025.
The county taxes (first and second installments) for 2022 and 2023 (second installment) have been delinquent in the total amount of $4,785.27, which was good through xx/xx/2025.	According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are. The current P&I is $898.97 with an interest rate of 3.310%.The current UPB is xx, and the deferred balance is xx. The deferred document is located at xx.
Collections Comments:The current status of the loan is performing.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are. The current P&I is $898.97 with an interest rate of 3.310%. The current UPB is xx, and the deferred balance is xx.
As per tape data, foreclosure was initiated in 2013, and a complaint was filed on xx/xx/2013. Further details not found.
No evidence has been found regarding BK.
As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was started on xx/xx/2020, which was ended on xx/xx/2021. Further details not found.
As per seller tape data, the subject property is occupied by the borrower.
No evidence has been found regarding damages.
The loan modification agreement was made between the borrower and lender onxx.
The RFD is not available.
Foreclosure Comments:As per tape data, foreclosure was initiated in xx, and a complaint was filed on xx. Further details not found.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx. The new modified unpaid principal balance is xx. The modified monthly PITI of $1,208.94 with an interest rate of 3.165% starting on 5/xx/2013, which will be changed in 2 steps until the new maturity date of xx. The rate will change in 2 steps, which end with 3.31%.	Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58377242	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,596.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,330.66	$1,886.58	6.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	792	800	38.896%	First	Final policy	Not Applicable	XX	09/xx/2019	$234,100.21	Not Applicable	4.250%	$1,015.11	09/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in the favor of xx.
The first installment of county taxes for 2024/2025 was paid in the amount of $2,298.13 on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of $2,298.13 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $1,015.11 with an interest rate of 4.250%. The current UPB is $220,144.35 and the deferred balance is xx. The deferment agreement is located at “xx.
Collections Comments:The current status of loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
CCs do not show damages.
The loan was modified on xx.
No evidence has been found regarding BK and FC.
Unable to determine the reason for the default.
As per tape data, the subject property is occupied by the borrower.
As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was offered to the borrower, which was started on xx and ended on xx. Further details not found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx with a UPB amount of xx. The monthly P&I is xx with an interest rate of 4.25% beginning on 9/xx/2019 and a maturity date of xx.	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9210883	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,115.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$543.76	7.000%	348	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/xx/2012	$55,214.94	Not Applicable	7.000%	$343.12	09/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,115.32 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $343.12 and interest rate is 7.00%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied
The loan was modified on xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between the borrower xx. The modified monthly P&I of $343.12 with a modified interest rate of 7.00% starting on 09/xx/2012 and continuing until the new maturity date of xx. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
																																																																																								* Property is Mobile Home (Lvl 2) "Home is affixed to the land. Appraisal report is missing. As per the seller’s tape data and the property report, which is located at xx, the subject property type is manufactured home. The manufactured home rider and affidavit of affixation attached with the UT located at xx state that the manufactured home with VIN/Serial xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58826205	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,878.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,833.08	$4,507.60	6.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	35.668%	First	Final policy	Not Applicable	XX	10/xx/2012	$545,562.56	$90,300.00	4.000%	$1,837.08	10/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st installment of county taxes for 2024 is paid in the amount of $6,439.13 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $6,439.13 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,837.08, and the interest rate is 3.625%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,837.08, and the interest rate is 3.625%. The UPB is xx.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The step modification agreement was signed between the borrower and lender with an effective date of xx
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The borrower agreed to pay the modified monthly P&I of $1,378.65 with a modified interest rate of 2.000% starting on 10/xx/2012, which will be changed in 03 steps until the new maturity date of xx. The rate will change in 03 steps, which ends with 4.000%. The borrower is making payment as per the document located at xx with P&I of $1,837.08 with a modified interest rate of 3.625%.	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD missing. File missing final HUD. CE was tested using the settlement statement in file."	* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, If the index is no longer available, the note holder will choose a new index that is based upon comparable information. The Note holder will give notice of this choice."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99569100	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$339.37	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$400.18	10.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	686	733	41.779%	First	Final policy	Not Applicable	XX	01/xx/2019	$31,795.31	Not Applicable	4.625%	$145.50	01/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments and liens have been found.
There is one senior mortgage against the subject property in the favor of xx.
Combined annual taxes for the year of 2024 have been paid in the amount of $339.37.
No prior year delinquent taxes have been found.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $145.50 with an interest rate of 4.625%. The current UPB is xx.	Collections Comments:The loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan was modified between the borrower and lender on xx with the modified principal balance of xx.
The reason for default is not available.
As per the death certificate located at “xx”, the borrower xx.
The borrower xx had filed bankruptcy under xx. The plan was confirmed on xx. The borrower was discharged on xx and the case was terminated on xx.
Subject property occupancy is unable to be determined.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. The plan was confirmed on xx. POC was filed by xx on xx with the secured claim amount of xx. The borrower was discharged on xx and the case was terminated on xx.	The loan was modified between the borrower and lender on xx with the modified principal balance of xx. The borrower has promises to pay in the amount of $145.50 with an interest rate of 4.625% beginning from 01/xx/2019 till the new maturity date of xx. There is no deferred balance and principal forgiven amount.	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report dated xx/xx/1999, the subject property is a "manufactured home." The Alta-7 endorsement is not attached to the final title policy, nor is the VIN# mentioned in the subject mortgage's legal description. An affidavit of affixation is not available in the loan file. We are unable to confirm whether the home is attached to the land or not."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the lender fees test due to fees charged $470.55 exceeds fees threshold of $150.00 over by +$320.55.
The below fees were included in the test:
Processing Fee paid by Borrower: $120.00
Underwriting Fee paid by Borrower: $340.00
																																																																																								Courier / Messenger Fee paid by Borrower: $10.55."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28496339	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$3,107.96	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$697.58	7.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	670	Unavailable	43.037%	First	Final policy	Not Applicable	Not Applicable	08/xx/2011	$99,845.39	Not Applicable	2.000%	$412.68	08/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a code enforcement lien found against the subject property in favor of the xx. The amount of the lien is not mentioned on the supporting document.
The first installment of county taxes for 2024/2025 was paid in the amount of $1,553.98.
The second installment of county taxes for 2024/2025 is due in the amount of $1,553.98.
No prior year’s delinquent taxes have been found.
According to the seller’s tape of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. As per the tape, the current unpaid principal balance is xx. The current P&I is $516.45 and the interest rate is 4.500%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2025. The last payment received date is not available. As per the tape, the current unpaid principal balance is xx. The current P&I is 516.45 and the interest rate is 4.500%.
The loan has been modified.
The foreclosure was not initiated.
The borrower, xx, filed for bankruptcy under Chapter 7 with case #xx. The bankruptcy was discharged on xx, and the case was terminated on xx.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for default is death of primary borrower.
As per the comment dated xx/xx/2023, the borrower xx is deceased on xx/xx/2022.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, xx. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx, and the case was terminated on xx.

The modification agreement was made on 8/xx/2011 between the borrowers, “xx” As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower agreed to pay the P&I of $412.68 and an interest rate of 2.000%, beginning on 8/xx/2011. The maturity date is 5/xx/2037.	Balloon Rider HUD-1 Closing Statement	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not affixed. As per the appraisal located at xx” the subject property type is manufactured home. The final title policy does not show ALTA 7 endorsement. The legal of mortgage does not show the VIN#. The Affidavit of Affixation is not available in the loan file. We are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* Credit score not provided (Lvl 2) "Credit Score is not Provided"
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62935259	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,412.19	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$698.68	8.250%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Unavailable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,412.19 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $698.68 and interest rate is 8.250%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
Unable to determine the current status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx.	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL signed by the borrower is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx"
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per seller’s tape data, the property type is manufactured housing. Appraisal report is missing from the loan file. The ALTA 7 endorsement is attached to the final title policy located at “xx”. Manufactured Home Rider attached with mortgage located at “xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
394512	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,871.94	Unavailable	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,485.87	8.000%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	43.133%	First	Final policy	Not Applicable	Not Applicable	07/xx/2010	$216,688.34	$64,200.00	2.000%	$461.77	07/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 21 state tax liens found against the borrower in the total amount of $18,604.96 filed by different plaintiffs, which were recorded on different dates.
There is a credit card judgment found against the borrower in favor of xx.
There is a code enforcement lien found against the subject property in favor of the xx.
There is a notice of assessment for the open PACE program (xx) against the subject property in the amount of $23,500.09, which was recorded on xx/xx/2019.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of $1,935.97 on xx/xx/2025.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $1,935.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The rate of interest is 5.125%, and the P&I payment is $708.10. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The rate of interest is 5.125%, and the P&I payment is $708.10. The current UPB is xx.
The foreclosure was initiated in 2009, and the Lis Pendens xx was filed on xx. The cancellation of lis pendense was cancelled on xx. No further details have been found.
No evidence has been found regarding BK.
As per seller tape data, the subject property is occupied by the borrower.
No evidence has been found regarding damages.
The loan modification agreement was made between the borrower and lender on xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of the borrower.

Foreclosure Comments:The foreclosure was initiated in 2009, and the Lis Pendens xx. The cancellation of lis pendens xx. Again, the foreclosure was initiated in xx. The cancellation of lis pendense was cancelled on xx. No further details have been found.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower,xx, with the new modified unpaid principal balance being xx, out of which xx is the interest-bearing amount and the deferred amount is $64,200.00. The borrower agreed to pay the modified monthly P&I of $461.77 with a modified interest rate of 2.00% starting on 7/xx/2010, which will be changed in 5 steps until the new maturity date of 6/xx/2050. The rate will change in 5 steps, which ends with 5.125%. The deferred balance is eligible for forgiveness.	HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the estimated copy of HUD."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal report located at xx, the subject property is a manufactured home. The Alta-7 endorsement is not attached to the final title policy, nor is the VIN# mentioned in the subject mortgage's legal description. An affidavit of affixation is not available in the loan file. As per the final title policy schedule B, which is located at xx an exception is raised for notice and certificate of occupancy for mobile home installation on a foundation system (HCD 433A 4/86) recorded xx	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is not signed by the borrower."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45538506	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$616.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$570.03	9.910%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.308%	First	Final policy	Not Applicable	Not Applicable	02/xx/2013	$63,892.27	Not Applicable	9.910%	$613.59	02/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 03 state tax liens against the borrower xx.
There is a credit card judgment against the borrower in favor of xx.
The annual county taxes for 2024 were paid in the amount of $616.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $613.59 with an interest rate of 9.910%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history of tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
The reason for default is not available in the latest servicing comments.
The loan was modified on xx.
According to the PACER, the bankruptcy was filed under xx. The bankruptcy is still active.
As per the comment dated xx/xx/2024, the subject property needs some repairs. Unable to determine the actual repairs. As per the comment dated xx/xx/2024, the loss draft check #66299703, for $7015.32, was received on xx/xx/2024. No evidence has been found for repairs completion.
As per the tape data, the subject property is owner-occupied.
No comments have been found for foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. The amended chapter 13 xx. The borrower shall pay a monthly mortgage payment ofxx. Motion to dismiss case xx.	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay $613.59 monthly with a modified interest rate of 9.910% beginning on 2/xx/2013 with a maturity date of xx.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the late fees test due to late fees calculated 6.000% exceed late fees threshold of 5.000% over by +1.000%. Loan failed state regulations for the prepayment term test due to the loan has prepayment of 36 months."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $143,118.22. Calculated finance charge is $143,177.14 for an under disclosed amount of -$58.92. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52738924	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,540.58	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$908.12	9.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2015	$95,233.84	Not Applicable	2.000%	$604.22	08/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment found against the borrower in favor of xx. in the amount of $2,205.31, which was recorded on xx/xx/2011.
The annual county taxes for 2024 were paid in the amount of $1,494.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $663.40, and the interest rate is 4.000%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $663.40, and the interest rate is 4.000%. The UPB is xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx. The borrower has promised to make monthly mortgage payments of xx. The plan reflects an arrearage for subject loan totals xx, and the trustee has committed to pay monthly payments of $300.00 toward the arrearage. The bankruptcy was discharged on xx.	The step modification agreement signed between the borrower, xx, with an effective date of xx, shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $604.22 with a modified interest rate of 2.000% starting on 08/xx/2015, which will be changed in 3 steps until the new maturity date of 07/xx/2030. The rate will change in 3 steps, which ends with 4.00%. There is no principal forgiven and deferred amount.	HUD-1 Closing Statement Prepayment Penalty Rider Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44735680	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$21,501.36	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,206.18	4.625%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	23.718%	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	$569,752.62	Not Applicable	3.500%	$2,207.17	03/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property in the amount of xx.
There is a junior mortgage active against the subject property in the amount of xx.
There are 2 IRS liens active against the borrower xx.
There is a civil judgment active against the borrower xx.
The 1st installment of county taxes for 2024 was paid on xx/xx/2024 in the amount of $10,750.68.
The 2nd installment of county taxes of 2024 is due in the amount of $10,750.68.
No prior years taxes have been found delinquent.
According to the seller’s tape of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $2,207.17 and the interest rate is 3.500%.
Collections Comments:The current status of the loan is performing, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $2,207.17 and the interest rate is 3.500%.
Unable to determine the reason for the default. As per the comment dated xx/xx/2022, the property is owner occupied. No evidence for foreclosure and bankruptcy has been found.
No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay $2,207.17 monthly with a modified interest rate of 3.500%, beginning on 3/xx/2022 with a maturity date of 3/xx/2062.	Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents. CE was tested using the final disbursement statement in the file."
* Missing Appraisal (Lvl 3) "Appraisal is missing."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $210.20 exceeds the per diem interest charge or credit threshold $-621.96."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to APR calculated 0.000% exceeds APR threshold 4.633% under disclosed by -4.633%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45772514	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,912.66	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,983.58	1.675%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	24.679%	First	Final policy	Not Applicable	XX	12/xx/2013	$549,514.23	$166,494.96	4.125%	$1,570.74	12/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one UCC finance statement found against the borrower in favor of xx.
The 1st installment of county tax for 2024-2025 was paid in the amount of $2,456.33 on xx/xx/2024.
The 2nd installment of county tax for 2024-2025 is due in the amount of $2,456.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the tape data payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,570.74, and the interest rate is 4.125%. The UPB is $xx. The total deferred balance is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $318,011.10 and total deferred balance is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under xx. The borrower was discharged on xx.
The modification agreement was signed between the borrower and lender with an effective date of xx.
As per the tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
As per the tape data, the borrower’s income was impacted by Covid-19. The borrower was on a COVID-19 forbearance plan from xx/xx/2020 to xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowerxx. As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The borrower was discharged on xx and terminated on xx.	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The deferred balance is $166,494.96, and the interest-bearing amount is $383,019.27. The borrower agreed to pay the modified monthly P&I of $1,159.88 with a modified interest rate of 2.000% starting on 12/xx/2013, which will be changed in 4 steps until the new maturity date of 11/xx/2053. The rate will change in 4 steps, which ends with 4.125%.	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents and itemization is available at xx	* ComplianceEase State Regulations Test Failed (Lvl 2) "The CE risk indicator is moderate as the loan is failing for Per Diem Interest Amount test Total fees charged is $3,407.40 and allowed $809.10. It is over charged by +$2,598.30.
This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)
The per diem interest amount charged on the loan ($3,407.40) exceeds the per diem interest charge or credit threshold ($809.10).
PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on
																																																																																								the client preferences configured on the per diem interest settings page"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21259273	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,885.67	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.50	4.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.589%	First	Final policy	Not Applicable	Not Applicable	03/xx/2023	$138,317.35	$29,285.18	7.500%	$717.51	03/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx.
There is a junior mortgage against the subject property which was originated on xx.
Annual county taxes for 2024 were paid in the amount of $3022.65.
Annual school taxes for 2024 were paid in the amount of $3138.98.
Annual utility charges for 2024 were paid in the amount of $2724.04.
No prior year delinquent taxes have been found.
According to the seller’s tape of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $717.51 and the interest rate is 7.500%.	Collections Comments:The current status of the loan is performing.
According to the seller’s tape of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The modification agreement was made between the lender and borrower on xx.
As per the comment dated xx/xx/2024, the property is owner occupied.
No evidence regarding the foreclosure and bankruptcy has been found.
As per the comment dated xx/xx/2024, the property was damaged due to wind. The date of loss is xx/xx/2024. The insurance was filed. The estimated cost to repair the damage are $8,056.78. No comments have been found stating the damages have been repaired. As per the seller tape, the borrower’s income was impacted by covid. The Fb was offered that began from xx/xx/2021 to xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower agreed to pay monthly P&I in the amount of $717.51 with an interest rate of 7.500%, beginning from 3/xx/2023. The maturity date is 8/xx/2033. There is a deferred balance of $29,285.18 and interest bearing amount of $109,032.17. The interest bearing amount will be re-amortized over 480 months. The loan has been modified twice since origination.
Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74586557	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$16,891.32	Unavailable	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,332.52	1.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	30.569%	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	$952,985.78	$312,985.78	2.750%	$2,199.86	09/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 02 junior mortgages against the subject property. The first junior mortgage in favor of xx, which originated on xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $8,445.66 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $8,445.66 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,199.86, and the interest rate is 2.750%. The UPB is $615,697.61. As per the tape data, the deferred amount is xx.	Collections Comments:The current status of the loan is active bankruptcy.
As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,199.86, and the interest rate is 2.750%. The UPB is xx.
The reason for the default is not available.
The loan was modified on xx.
The foreclosure was initiated in this loan in 2016. The foreclosure case has been cancelled on xx. The notice of default located at xx was filed on xx. As per the notice of rescission of notice of default dated xx, the foreclosure case has been canceled on xx. Again, the foreclosure case is resumed in xx. The notice of default located at xx. As per the notice of trustee sale document located at xx. As per servicing comment dated xx, the foreclosure has been placed on hold as the borrower filed for bankruptcy under chapter 11 on xx, and bankruptcy is still active. As per the notice of rescission of notice of default dated xx, located at xx, the foreclosure case has been canceled on xx.
According to the PACER, the borrower xx, and bankruptcy is still active.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx/xx/2023, the litigation matter has been found. As per servicing comment dated xx/xx/2023, the litigation matter has been resolved on xx/xx/2023.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in this loan in xx. The foreclosure case has been cancelled on xx. The notice of default located at xx, the foreclosure sale was scheduled for xx. As per servicing comment dated xx/xx/2023, the foreclosure has been placed on hold as the borrower filed for bankruptcy under chapter 11 on xx, and bankruptcy is still active. As per the notice of rescission of notice of default dated xx.
Bankruptcy Comments:According to the PACER, the borrower xx, the amount of the claim without deducting the value of the collateral is xx. The court approved the loan modification. The borrower shall pay a monthly mortgage payment of xx per month with interest at 2.75% for 40 years of the note, fully amortized to the trustee under the chapter 11 plan. The plan is not confirmed yet, and bankruptcy is still active.	This modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx out of which $640,000.00 is interest bearing amount and deferred amount is $312,985.78. The borrower agreed to pay the modified monthly P&I of $2,199.86 with a modified interest rate of 2.750% starting on 09/xx/2022 and continuing until the new maturity date of 08/xx/2062. There is no principal forgiven amount.	Loan Program Info Disclosure Right of Rescission	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan, $1,350.00, exceeding the per diem interest charge or credit threshold of $205.50."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72493827	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	XX	$0.00	$8,260.04	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,751.27	6.375%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	582	Not Applicable	26.886%	First	Final policy	Not Applicable	Not Applicable	01/xx/2022	$413,196.32	Not Applicable	3.375%	$1,569.86	01/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 04 HOA liens found against the subject property in the total amount of xx, which were recorded on different dates.
There is an IRS lien on the subject property in favor of the xx, which was recorded on xx/xx/2019.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $4,130.02 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $4,130.02 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $1,569.86 and PITI is $2,331.29. The UPB is xx.
The deferred agreement is located at xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $1,569.86 and PITI is $2,331.29. The UPB is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $1,569.86 with a modified interest rate of 3.375% starting on 01/xx/2022 and continuing until the new maturity date of 12/xx/2061. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the estimated HUD-1 and itemization of the fee, is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39634485	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,371.84	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.00	1.825%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	665	27.806%	First	Final policy	Not Applicable	XX	11/xx/2011	$348,196.66	Not Applicable	2.000%	$1,098.85	11/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $1,185.93 on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 was due in the amount of $1,185.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $1,484.91 and the interest rate is 4.250%.	Collections Comments:The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $267,344.97. The current P&I is $1,484.91 and the interest rate is 4.250%.
The reason for default is not available.
The foreclosure was initiated in 2011. The notice of default located at xx. As per the notice of rescission document located at xx, the foreclosure has been cancelled. Further details were not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The loan was modified on xx.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:  The foreclosure was initiated in xx. The notice of default located atxx, the foreclosure has been cancelled. Further details were not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $1,098.85 with a modified interest rate of 2.000% starting on 11/xx/2011, which will be changed in 4 steps until the new maturity date of 5/xx/2049 the rate will change in 4 steps, which ends with 4.250%.	HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD missing. File missing final HUD. CE was tested using the estimated closing statement in the loan file."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "Mortgage riders are incomplete."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11922486	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,351.52	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,019.52	8.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	532	Not Applicable	45.075%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The first installment of county taxes for 2024-2025 was paid in the amount of $2,175.76 on xx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of $2,175.76 on xx/xx/2025.
As per the updated title report, no prior year taxes are delinquent.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $962.28 and interest rate is 4.000%. The UPB is xx. Tape shows the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. As per tape, the current P&I is $962.28, and the interest rate is 4.000%. The UPB is xx.
The loan modification agreement was made between the borrower and lender on xx.
The foreclosure was initiated in xx with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on xx in favor of xx. The notice of rescission of notice of default was filed on xx and the FC has been cancelled. Further details not available.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2022, the reason for default was curtailment of income.
As per the Covid-19 deferment letter located at xx. Further details not available.
As per the seller's tape, the subject property is an investment.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:The foreclosure was initiated in xx with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on xx in favor of “xx,” which was recorded on xx. The notice of rescission of notice of default was filed on xx, which was recorded on xx and the FC has been cancelled. Further details not available.
Bankruptcy Comments:Not Applicable	This is a conventional ARM mortgage with an original P&I of $4,019.52 and an interest rate of 8.99%. The current P&I per PH is $962.28 with an interest rate of 4.000%. As per the seller’s tape data, the loan has been modified on xx. As per tape data the lender has forgiven principal in the amount of $169,191.38 and the deferred principal balance is $181,004.92. The modification agreement is missing from the loan file.	Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $246.30 exceeds the per diem interest charge threshold of $-123.15."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29566173	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	XX	$0.00	$6,383.67	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,497.51	1.400%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	562	Not Applicable	40.988%	First	Final policy	Not Applicable	Not Applicable	02/xx/2017	$365,959.30	$73,141.13	4.000%	$1,314.10	03/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a notice of assessment lien against the subject property in favor of the xx.
 There is one junior mortgage against the subject property in favor of xx.
 There are three state tax liens against xx, which was recorded on different dates. The SSNs mentioned in all the supporting documents are inconsistent with the borrower’s SSN.
There are two junior credit card judgments against xx, which was recorded on different dates. The SSNs mentioned in all the supporting documents are inconsistent with the borrower’s SSN.
 There are two child support liens against xx  in different favor, which were recorded on different dates. The SSNs mentioned in all the supporting documents are inconsistent with the borrower’s SSN.
There is a certificate of tax lien (state tax lien) against the borrower xx. This state claims a lien upon all property and rights to property belonging to said taxpayer.
The first installment of county taxes for 2024 was paid in the amount of $6,383.67, and the second installment of county taxes is due on xx/xx/2025 in the amount of $6,383.68. No prior year delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $1,445.04 with an interest rate of 4.750%. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $259,401.51 and the deferred balance is xx. As per the tape data, the borrower was on the COVID-19 FB plan that was started on xx/xx/2020 and ended on xx/xx/2020. Further details are not provided. The loan was modified on xx with principal balance of xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The recast modification agreement was made on xx between the borrower and lender with the unpaid principal balance of xx. The interest-bearing amount is $292,818.17, and the deferred principal balance is $73,141.13. The debtor has promised to pay a monthly payment in the amount of $1,314.10 with an interest rate of 4.00%, which steps up in 2 steps ending at 4.75% beginning on 03/xx/2017, and the new maturity date is 02/xx/2051.	Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "The CE risk indicator is moderate as the loan is failing for Per Diem Interest Amount Test . Total fees charged is $480.94 and allowed $68.44 over charged by +$412.50."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents. Zillow search shows an estimated value of $1.1M. Current UPB xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80701347	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,116.00	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$568.40	1.475%	480	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	31.036%	First	Final policy	Not Applicable	XX	11/xx/2012	$222,613.80	$37,800.00	3.250%	$755.11	10/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st, 2nd, 3rd installments of county taxes for 2025 were paid in the total amount of $1,589.60 on xx/xx/2024, xx/xx/2024 and xx/xx/2025.
The 4th installment of county taxes for 2025 is due in the total amount of $529.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $778.13 and interest rate is 3.50%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The loan was modified on xx.
As per tape data, the property is owner-occupied.
As per tape data, the foreclosure was initiated in 2012 with the loan. The foreclosure was started on xx/xx/2012. No further details were found.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
Foreclosure Comments:As per tape data, the foreclosure was initiated in xx with the loan. The foreclosure was started on xx. No further details were found.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx is interest bearing amount and deferred amount is $37,800.00. The borrower agreed to pay the modified monthly P&I of $755.11 with a modified interest rate of 3.250% starting on 11/xx/2012, which will be changed in 2 steps until the new maturity date of 04/xx/2046. The rate will change in 2 steps which ends with 3.500%. There is no principal forgiven amount.	Loan Program Info Disclosure	xx	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure signed by the borrower is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6819520	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,921.17	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,465.82	1.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	14.095%	First	Final policy	Not Applicable	XX	09/xx/2013	$1,157,541.53	Not Applicable	3.500%	Unavailable	10/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There are 8 state tax liens found against the subject borrower in the total amount of xx, which were recorded on different dates.
The 1st installment of county taxes for 2024/25 was paid in the amount of $7,460.59 on xx/xx/2024.
The 2nd installment of county taxes for 2024/25 is due in the amount of $7,460.58 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is $2,775.68, and the interest rate is 3.35%. The UPB is xx.	Collections Comments:The current status of the loan is collection.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The UPB is xx.
The loan was modified on xx.
The reason for the default is not available.
As per the tape data, the foreclosure was initiated with the loan on xx, and the status of FC is removed.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:As per the tape data, the foreclosure was initiated with the loan on xx, and the status of FC is removed. Further details are not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx, out of which $745,000.00 is the interest-bearing amount. The borrower agreed to pay the modified monthly P&I of $2,413.08 with a modified interest rate of 2.393% starting on 10/xx/2013, which will be changed in 2 steps until the new maturity date of 09/xx/2053. The rate will change in 2 steps, which ends with 3.35%. As per the modification agreement, the lender has forgiven principal in the amount of $412,541.53. There is no deferred balance.	Balloon Rider Credit Report HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization of fee is missing from loan file."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The CE risk indicator is moderate as the loan is failing for per diem interest amount test. Total fees charged is $288.89, allowed $72.22 and it is over charged by +$216.67."
																																																																																								* Missing credit report (Lvl 2) "Credit report doc is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50894788	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,371.52	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,547.19	6.175%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	26.625%	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2023	$475,917.28	Not Applicable	7.000%	$2,957.50	08/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is civil judgment found against the borrower in favor of xx.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of $7,371.52 on xx/xx/2024 and xx/xx/2024.
The annual utilities charges for 2024 have been paid in the amount of $354.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,829.66 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,957.50 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligations.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the forbearance plan began on xx/xx/2020 and ended on xx/xx/2021.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $2,957.50 with a modified interest rate of 7.000% starting on 08/xx/2023 and continuing until the new maturity date of 07/xx/2063. There is no deferred balance and principal forgiven amount.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24584376	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,427.55	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,059.80	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	764	Not Applicable	21.555%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
The first, second and third installments of county taxes for 2025 were paid in the total amount of $1,823.26.
The fourth installment of county taxes for 2025 is due in the amount of $606.89 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $2,343.35 and PITI is $2,566.53. The UPB is $xx and deferred balance is xx. The deferment agreement was located at "xx".	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $2,343.35 and PITI is $2,566.53. The UPB is xx and deferred balance is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per tape data, the borrower's income was impacted by covid-19. The servicer provided a forbearance plan from xx/xx/2020 to xx/xx/2020.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx with a P&I of $3,059.80, a rate of interest of 8.000% and a maturity date of 6/xx/2038. The current P&I, as per the latest payment history as of 12/xx/2024, is $2,343.35 and the rate of interest is 5.250%. There is a reduction in P&I and interest rates with respect to note data. As per tape the loan was modified on xx. The modification agreement is missing from the loan file.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "A review of the appraisal report shows the subject is a condotel. Subject is a unit in the xx. The project has a rental program and commercial amenities like a salon, a restaurant, outdoor heated spas, a business center, and a meeting facility."	* TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75695390	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,754.70	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,790.73	1.375%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	41.770%	First	Short Form Policy	Not Applicable	XX	12/xx/2011	$569,292.67	$180,000.00	2.000%	$1,178.88	11/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $4,377.35 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the amount of $4,377.35 on xx/xx/2025.
The annual water charges for 2025 have been due in the amount of $224.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,570.88 and interest rate is 4.000%. The UPB is xx and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx and deferred balance is xx.
The step modification agreement was signed between the borrower and lender with an effective date of xx.
The reason for the default is not available in the latest servicing comments.
The foreclosure was initiated in this loan in 2010 and the notice of default located at xx. As per the notice of trustee’s sale located at xx, the foreclosure sale was scheduled for xx. The notice of rescission is located at xx, shows the foreclosure case is cancelled.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in this loan in 2010 and the notice of default located at xx. As per the notice of trustee’s sale located at xx. The notice of rescission is located at Lnxx, shows the foreclosure case is cancelled.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx, out of which $389,292.67 is the interest-bearing amount and the deferred amount is $180,000.00. The borrower agreed to pay the modified monthly P&I of $1,178.88 with a modified interest rate of 2.0% starting on 12/xx/2011, which will be changed in 3 steps until the new maturity date of 11/xx/2051. The terms will change in 3 steps, which ends with an interest rate of 4.00% and P&I of $1,570.88.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the per diem interest amount test due to fees charged $2,163.61 exceeds fees threshold of $403.33 over by +$1,760.28."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24172381	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$26,283.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$20,102.48	1.000%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	56.535%	First	Short Form Policy	Not Applicable	XX	07/xx/2022	$5,348,523.02	Not Applicable	4.125%	$22,771.13	07/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage that was originated on xx.
There is a credit card judgment against the borrower in favor of xx. The SSN is inconsistent on the supporting document.
There is a civil judgment against the borrower in favor of xx. The SSN is inconsistent on the supporting document.
The first installment of county taxes for 2024 was paid in the amount of $13,141.95.
The second installment of county taxes for 2024 is due in the amount of $13,141.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $22,771.13 and the interest rate is 4.125%.	Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx.
The loan has been modified on xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
As per the seller’s tape, the Covid forbearance plan was approved from xx/xx/2020 to xx/xx/2021.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrowers, xx As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of $22,771.13 and an interest rate of 4.125% beginning on 7/xx/2022 until the maturity date of 6/xx/2062.

HUD-1 Closing Statement Loan Program Info Disclosure	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the estimated HUD in file."	* Final TIL Date after actual transaction date (Lvl 2) "Borrower hand-dated and hand-signed the final TIL on xx/xx/2007, which is after the actual transaction date of xx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Subject loan is ARM note. Loan program disclosure is missing from loan file."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR is hand signed by the borrower, dated xx/xx/2007, and the note date is xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56104384	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,915.00	11/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$365.80	8.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	XX	Not Applicable	12/xx/2013	$23,714.11	Not Applicable	1.000%	$69.01	12/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject mortgage which was originated on xx/xx/2007 in favor of xx.
There are 22 utility liens against the subject property in the total amount of xx, which were recorded on different dates.
The annual county taxes of 2024/2025 was paid on xx/xx/2024 in the amount of $2,957.50.
The annual county taxes of 2024/2025 is due in the amount of $2,957.50 on xx/xx/2025.
No prior year taxes are delinquent.
As per the seller' tape of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $97.74 which was applied for xx/xx/2024. The current P&I is $97.74 with an interest rate of 4.4750%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing. As per the seller' tape of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per payment history is $15,648.67.
The loan was modified on xx  with the fixed amortization with the new principal balance of $xx.
No records for bankruptcy have been found.
As per seller tape data, the subject property is owner occupied.
As per tape data, foreclosure was initiated and complaint was filed on xx. Further details not found. No repairs and damage have been found.

Foreclosure Comments:As per tape data, foreclosure was initiated and complaint was filed on xx. Further details not found.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx, and the new modified unpaid principal balance is xx, and the lender agrees to forgive $21,029.49. The interest-bearing amount is $23,714.11. The modified monthly P&I of $69.01 with an interest rate of 1.000% starting on 12/xx/2013, which will be changed in 5 steps until the new maturity date of 08/xx/2047. The rate will change in six steps, which ends with 4.475%.	Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is xx"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97964342	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,832.75	Unavailable	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$935.74	4.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2017	$136,106.74	Not Applicable	3.000%	$487.24	02/xx/2017	Financial Hardship	According to updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is junior mortgage against the subject property originated on xx.
1st installment of county taxes for 2024 was paid in the amount of $508.55 on xx/xx/2024.
2nd installment of county taxes for 2024 was paid in the amount of $2,324.20 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with loan, and the next due date is xx/xx/2025. Unable to determine the last payment date. The current P&I is $487.24 with an interest rate of 3.000%. The current UPB is $xx and the deferred balance is $xx.

Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2025. The UPB is xx.
As per servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023. According to the comment dated xx/xx/2023, the FC sale date was scheduled for xx/xx/2023. As per servicing comment dated xx, the foreclosure case closed for reinstatement. Further details not provided.
As per PACER, the borrower xx.
As per collection comment dated xx/xx/2023, the RFD is payment dispute.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per servicing comment dated xx, the foreclosure was initiated in 2023. According to the comment dated xx/xx/2023, the FC sale date was scheduled for xx. As per servicing comment dated xx, the foreclosure case closed for reinstatement. Further details not provided.
Bankruptcy Comments:As per PACER, the borrower xx on xx. As per the schedule-D of voluntary petition dated xx/xx/2005, the amount of claim is xx and the value of collateral is xx. The BK was discharged on xx.	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $487.24 with a modified interest rate of 3.000% starting on 2/xx/2017 and continuing until the new maturity date of 1/xx/2057. There is no deferred balance and principal forgiven amount.	Credit Report HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the estimated HUD-1 and itemization of the fee, is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80328187	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,866.14	Unavailable	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$804.10	1.000%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	35.983%	First	Final policy	Not Applicable	Not Applicable	08/xx/2012	$304,975.92	$15,700.00	2.000%	$876.00	08/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a credit card judgment found against the borrower in favor of xx.
There are 03 IRS liens found against the subject borrower in the total amount of xx.
There is a state tax lien (Ln#131642.pdf #pg76) found against the borrower in favor of the xx.
The 1st installment of county taxes for 2024 was paid in the amount of $1,933.08 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of $1,933.06.
No prior year’s delinquent taxes have been found.
As per the review of the seller’s tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $1,109.96, and the interest rate is 3.625%. The current UPB is $219,861.22, and the deferred balance is $xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx, and the deferred balance is xx.
The loan modification agreement was made between the borrower and lender on xx.
As per the updated title report xx. The notice of trustee’s sale xx shows that the foreclosure sale was set for xx. The notice of rescission xx shows that the foreclosure case was closed. Further details not found.
According to the PACER, the borrower xx. The bankruptcy was discharged on xx.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is payment dispute.
No evidence has been found regarding damages.

Foreclosure Comments:As per the updated title report xx. The notice of trustee’s sale xx. The notice of rescission xx shows that the foreclosure case was closed. Further details not found.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx. The bankruptcy was discharged on xx and terminated on xx.	The step modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx, out of which xx is an interest-bearing amount and the deferred amount is $15,700.00. The borrower agreed to pay the modified monthly P&I of $876.00 with a modified interest rate of 2.00% starting on 08/xx/2012, which will be changed in 03 steps until the new maturity date of 07/xx/2052. The rate will change in 03 steps, which ends with 3.625%.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34284320	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$597.45	7.050%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	632	Not Applicable	39.863%	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2019	$88,169.99	Not Applicable	3.750%	$354.91	11/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The taxes are to follow.
No prior year’s delinquent taxes have been found	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $354.91 and interest rate is 3.750%. The UPB is $82,784.70. As per tape data the deferment amount is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $354.91, and the interest rate is 3.750%. The UPB is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment in income.
The loan was modified on xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case #xx. The bankruptcy was discharged on xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx.	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $354.91 with a modified interest rate of 3.750% starting on 11/xx/2019 and continuing until the new maturity date of 10/xx/2059. There is no deferred balance and principal forgiven amount.	Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB: xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57697507	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$717.67	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$381.32	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	26.615%	First	Final policy	Not Applicable	Not Applicable	11/xx/2016	$26,854.08	Not Applicable	3.125%	$98.08	11/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property that was originated on xx.
The annual county taxes for 2024 were paid in the amount of $717.67 on xx/xx/2024.
The annual city taxes for 2024 were exempt.
The monthly utilities/MUD taxes for 2025 were due on xx/xx/2025 in the amount of $46.31.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $98.08, and the interest rate is 3.125%. The UPB is xx.	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $98.08, and the interest rate is 3.125%. The UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified between the BWR and lender on xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx. As per the modification agreement, the new modified UPB was xx. The BWR promises to pay the monthly P&I of $98.08 with an interest rate of 3.125% starting on 11/xx/2016. The new maturity date is 10/xx/2056. There is no deferred or forgiven amount.	Credit Report HUD-1 Closing Statement Mortgage Insurance	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the estimated HUD-1 and itemization of the fee, is missing from the loan documents."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94223861	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,927.52	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,070.71	$3,070.01	5.625%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.791%	First	Final policy	Not Applicable	Not Applicable	09/xx/2014	$470,773.39	$198,200.00	2.000%	$825.42	09/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are five child support liens against the borrower, xx which was recorded on different dates. The SSN# is not available on the supportive document.
There is one judgment against the borrower, xx. The middle name of the borrower is unable to be confirmed.
There is one judgment against the borrower, xx. The middle name of the borrower is unable to be confirmed.
There are seven state tax liens against the borrower, xx, which was recorded on different dates. Middle names of the borrowers are different. The SSN# is not available on the supportive document to confirm whether the said liens are against the spouse of the borrower.
There is notice of an independent solar energy producer contract against the subject property in favor of xx.
The first installment of county taxes for 2024 is paid in the amount of $2,927.52 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the total amount of $2,927.52 on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape data, the UPB is xx, and the deferred balance is xx. The current interest rate is 4.125%, and P&I is $1,117.80.	Collections Comments:Currently, the loan is performing.
According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. As per tape data, the UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was modified on xx with the 4-step amortization.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
The debtor, xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor, xx.
  According to the voluntary petition schedule D, the value of the collateral is xx, and the amount of the secured claim is xx. The unsecured amount is $xx. A motion for relief from stay was filed on xx.
																																																																																	The case was discharged on xx and was terminated on xx.	The loan was modified on xx with the 4 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of $272,573.39. The borrower promises to pay the initial step P&I of $825.42 with the new initial step interest rate of 2.000% beginning on 9/xx/2014 and the new maturity date is 8/xx/2054.	HUD-1 Closing Statement		3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD missing. File missing final HUD. CE was tested using the borrower estimated statement in the loan file."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25630917	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,184.78	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$414.62	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2011	$43,180.33	Not Applicable	8.125%	$372.30	05/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 civil judgments found against the borrower in favor of xx, which were recorded on different dates.
There is a credit judgment found against the borrower in favor of xx.
The annual county taxes for 2024 were paid in the amount of $1,032.42 on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of $152.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $553.42, which was applied for the due date of xx/xx/2024. The current monthly P&I is $372.03 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx and deferred balance is xx. The deferment agreement is located at xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The modification agreement was signed between the borrower and lender with an effective date of xx.
No information has been found related to damage or repairs.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the tape data, the borrower’s income was impacted by Covid-19. The borrower was on a COVID-19 forbearance plan from xx/xx/2020 to xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $372.30 with a modified interest rate of 8.125% starting on 05/xx/2011 and continuing until the new maturity date of 04/xx/2030. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan document. xx search shows an estimated value at $xx. Current UPB is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75719483	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,339.46	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,734.99	3.425%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	36.802%	First	Final policy	Not Applicable	Not Applicable	09/xx/2010	$274,890.00	Not Applicable	5.000%	$2,149.88	10/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
There is IRS lien found against the borrower in favor of xx.
There are 02 abstracts of judgments found against the borrower in the total amount of $12,564.53 in favor of different plaintiffs & recorded on different dates.
The 1st installment of county taxes for 2024-2025 was paid in the total amount of $1,669.73 on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of $1,669.73.
No prior year’s delinquent taxes have been found.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $2,149.88 and the interest rate is 5.00%.	Collections Comments:The current status of the loan is performing. According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
As per the seller’s tape data, the subject property is owner occupied. No evidence regarding the foreclosure and bankruptcy has been found.
No repairs and damages have been found. As per the seller tape, the borrower’s income was impacted by covid. The FB plan was offered that began from xx/xx/2020 to xx/xx/2021.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx. The new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $2,149.88 with a modified interest rate of 5.000%, beginning from 10/xx/2010. The new maturity date is 07/xx/2037. The lender had agreed to forgive the principal balance in the amount of $82,166.94 on the modification effective date. This principal forgiven amount exceeds 2% of the modified principal amount.		xx	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $1,397.44 exceeds the per diem interest charge or credit threshold of $890.40 over by +$507.04."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7048553	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,885.18	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,485.74	1.475%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	720	Not Applicable	17.850%	First	Final policy	Not Applicable	XX	02/xx/2019	$271,556.18	Not Applicable	3.500%	$1,440.67	03/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The first installment of county taxes for 2024 was paid in the amount of $1,942.59 on xx/xx/2024.
The second installments of county taxes for 2024 are due in the amount of $1,942.59 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $1,440.67 and rate of interest is 3.500%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $1,440.67 and rate of interest is 3.500%. The UPB is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Unable to determine the reason for the default.
The loan was modified on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx. The borrower promises to pay the new modified P&I of $1,440.67 with the new fixed interest rate of 3.500% beginning from 3/xx/2019 to the new maturity date of 12/xx/2041.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the state regulations for the per diem interest amount test due to fees charged of $158.62 exceed fees threshold of $123.90 over by +$34.72."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94633607	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$550.86	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Unavailable	Not Applicable	xx	Not Applicable	$526.09	12.990%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 2nd installment of county taxes for 2024 is due in the total amount of $275.43 on xx/xx/2025.
The 1st installment of county taxes for 2024 was paid in the amount of $275.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $335.39, which was applied for the due date of xx/xx/2024. The current monthly P&I is $175.94 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and deferred balance is $175.94.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
The foreclosure was initiated in xx. As per the notice of trustee’s sale located at xx. As per the tape data, the foreclosure case has been suspended.  Further details were not provided.
According to the PACER, the borrower filed for bankruptcy under xx. The borrower was terminated on xx.
 No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.
The loan was modified on xx.
The deferment agreement dated xx. According to the terms of the deferment, 1 payment totaling xx was deferred.

Foreclosure Comments:The foreclosure was initiated in xx. As per the notice of trustee’s sale located at xx, the sale was scheduled on xx. As per the tape data, the foreclosure case has been suspended.  Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xx. As per the amended chapter plan 11 doc xx, there is a stipulation regarding plan treatment the debtor will make a payment on full payoff of approximately $31,861.53. The interest rate is reduced to 5.25%, and the loan is re-amortized over 30 years. The bankruptcy case is closed and terminated on xx.	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB: xx."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. The appraisal report is missing from the loan file. As per the tax report attached with the updated title report dated xx/xx/2025, located at xx, the subject property is a mobile home and shows the serial numbers xx for the mobile home in the legal description."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97050073	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,323.76	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$701.74	11.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	707	666	52.427%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 state tax liens found against the subject borrower in the total amount of xx.
There is a credit judgment found against the borrower in favor of xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $661.88 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $661.88 on xx/xx/2025.
No prior year taxes are delinquent.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $701.74 and interest rate is 11.25%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrowers filed for bankruptcy under Chapter xx. The bankruptcy was discharged on xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx, the amount of claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx and terminated on xx.

Not Applicable	Notice of Servicing Transfer	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2007 reflects cash to the borrower in the amount of $140.34."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34608317	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,321.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$877.89	3.950%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2011	$155,267.24	Not Applicable	4.000%	$959.38	02/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024/25 were paid in the amount of $7,321.48.
No prior year’s delinquent taxes have been found.
According to the payment history seller's tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $959.38 with an interest rate of 4.00%. The current UPB reflected as per the seller's tape is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history seller's tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the seller's tape is xx.
Unable to determine the RFD.
As per the seller’s tape data, the borrower’s income was impacted by COVID-19. The COVID-19 FB plan that was started on xx/xx/2020 and ended on xx/xx/2020. Further details are not provided.
The loan was modified on xx/xx/2011 with the principal balance of xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx, between the borrowers and the lender. The new principal balance stated in the modification is in the amount of xx. The borrower promises to make a monthly payment of $959.38 with the rate of interest 4.00%, beginning from 3/xx/2011 till the maturity date of 7/xx/2030.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. xx search shows an estimated value at $1,146,000. Current UPB:xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78231867	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$626.20	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.98	7.999%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	554	519	52.296%	First	Final policy	Not Applicable	Not Applicable	09/xx/2016	$92,301.19	$27,690.36	3.250%	$240.70	09/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a credit judgment found against the borrower in favor of xx.
The second installment of county taxes for 2024/2025 is due in the amount of $313.10 on xx/xx/2025.
The first installment of county taxes for 2024/2025 was paid in the amount of $313.10 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $240.70 and rate of interest is 3.250%. The UPB is $53,281.38 and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $240.70 and rate of interest is 3.250%. The UPB is $53,281.38 and deferred balance is xx.
As per comment dated xx/xx/2023, the RFD is payment dispute.
As per comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
As per seller’s tape data the borrower’s income was impacted by Covid-19. The servicer provided FB plan that started from xx/xx/2021 to xx/xx/2021. The deferment agreement was located at "xx".
No evidence has been found regarding damage.

Foreclosure Comments:
As per UT dated xx/xx/2025, the FC was initiated and dismissed multiples times. The latest NOD was filed on xx which was dismissed on xx. As per seller’s tape data the FC was re-initiated on xx. The complaint was filed on xx. Further details not provided.

																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx. The borrower promises to pay the new modified P&I of $240.70 with the new fixed interest rate of 3.250% beginning from 9/xx/2016 to the new maturity date of 8/xx/2056. The deferred amount is $27,690.36 and interest bearing amount is $64,610.83. This deferred balance is eligible for forgiveness.		xx	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $95.88 exceeds the per diem interest charge or credit threshold $38.88."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8256852	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	XX	$0.00	$2,734.36	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,745.47	9.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	42.047%	First	Final policy	Not Applicable	Not Applicable	07/xx/2012	$323,612.71	$99,362.71	3.125%	$1,059.60	07/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an HOA lien against the subject property in favor of xx.
The annual county taxes for 2024 were paid in the amount of $2,624.99 on xx/xx/2024.
The water charges have been delinquent in the amount of $231.84 which due on xx/xx/2025 and good through xx/xx/2025.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,121.87 and interest rate is 3.750%. The UPB is $124,443.06. The PH tape data reflects deferred amount of xx and the deferred agreement is located at xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The loan was modified on xx.
As per the comment dated xx/xx/2023, the subject property is owner-occupied
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is not available.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is $99,362.71. The borrower agreed to pay the modified monthly P&I of $1,059.60 with a modified interest rate of 3.125% starting on 07/xx/2012, which will be changed in 02 steps until the new maturity date of 02/xx/2038. The rate will change in 02 steps which ends with 3.750%. The deferred principal balance was eligible for forgiveness.		xx	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $673,308.46. Calculated finance charge is $673,372.32 for an under disclosed amount of -$63.86. Reason for finance charge under disclosure is unknown as the fee itemization is missing."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87190632	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,652.56	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.00	1.950%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	39.638%	First	Final policy	Not Applicable	XX	04/xx/2017	$328,260.01	Not Applicable	3.625%	$1,296.38	04/xx/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There are 2 civil judgments found against the borrower in favor of xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $3,826.28 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $3,826.28 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,296.38, and the interest rate is 3.625%. The UPB is $290,098.60. As per tape, the deferment balance is xx, and the deferment agreement is located at xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,296.38, and the interest rate is 3.625%. The UPB is xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per tape data, the borrower’s income is impacted by Covid-19, and the forbearance plan began on xx/xx/2020 and ended on xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $1,296.38 with a modified interest rate of 3.625% starting on 4/xx/2017 and continuing until the new maturity date of 3/xx/2057. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. Loan Program Info Disclosure Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $784.44 exceeds the per diem interest charge or credit threshold $618.66."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM loan program disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42137315	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$682.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$758.05	7.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	543	667	21.269%	First	Final policy	Not Applicable	Not Applicable	04/xx/2019	$81,381.03	Not Applicable	3.500%	$495.33	05/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The  1st and 2nd installments of county taxes for 2024 were paid in the total amount of $682.26 on xx/xx/2024 and xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $495.33 and the interest rate is 3.500%. The current UPB is xx. Tape shows the deferred balance is xx.
The deferment agreement was made on xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $495.33 and the interest rate is 3.500%. The current UPB is xx. Tape shows the deferred balance is xx.
No foreclosure evidence has been found.
As per tape data, the servicer provided Covid-19 FB plan to the borrower from xx/xx/2020 to xx/xx/2021.
As per the collection comment dated xx/xx/2024, the RFD is excessive obligation.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER, the borrowers xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx . The unsecured portion is $0.00. The bankruptcy case was discharged and terminated on xx.	The recast agreement was made between the borrower and lender on xx and the new principal balance is $81,381.03. The borrower promises to pay P&I in the amount of xx with an interest of 3.500%, beginning from 5/xx/2019 until the new maturity of 12/xx/2037.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																								As per the appraisal report located at “xx”, the subject property type is manufactured housing. The Alta-7 endorsement is incorporated with the final title policy. The VIN# xx is available in the legal description of the vesting deed, which is located at "xx". The home is permanently affixed to the land."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96260918	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,702.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$756.99	9.600%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	37.666%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property originated on xx.
The first and second installments of county taxes for 2024 are due in the amount of $1,702.00 on xx/xx/2025 and xx/xx/2025.
Annual water charges for 2024 have been delinquent in the amount of $154.71, which is payable on xx/xx/2025.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $761.11 with an interest rate of 9.60%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the tape data, the loan was modified on xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
As per the post-disaster inspection report located at xx, the subject property was located in severe storms, straight-line winds, and tornadoes on xx. The subject property was clear and free of disaster-related damages.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional ARM rate mortgage with a P&I of $756.99, a rate of interest of 9.600%, and a maturity date of 4/xx/2033. The P&I, as per payment history tape data, is $761.11, and the rate of interest is 9.600%. There is a difference in P&I with respect to the note. As per the seller’s tape data, the loan was modified on xx. The modification agreement is missing from the loan file.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB: xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42189030	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,496.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$976.65	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	635	637	27.393%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage originated on xx
There are no active liens or judgments found.
The 1st and 2nd installments of county taxes for 2023 have been paid in the amount of $1,496.00 on xx/xx/2024 and xx/xx/2024.
No delinquent taxes have been found.	According to seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $763.62 with an interest rate of 5.250%. As per tape data, the current UPB is xx, and the deferred balance is xx.	Collections Comments:The loan is in bankruptcy.
According to seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $763.62 with an interest rate of 5.250%. As per tape data, the current UPB is xx, and the deferred balance is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
According to the PACER, the borrower, xx. The bankruptcy case is still active.
No information has been found for foreclosure.
No information has been found for damage or repairs.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx. According to the voluntary petition of the Schedule D, the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed on xx, with the claim amount of xx and the arrearage amount of xx. The chapter 13 plan was confirmed on xx. Under the confirmed chapter 13 plan, the debtor shall pay xx. The motion to dismiss the chapter 13 plan case was filed on xx. The BK is active. There is no indication found for cram down.	This is a conventional fixed-rate mortgage with P&I of $976.65 with the rate of interest 8.25000% and a maturity date of 6/xx/2033. The P&I as per payment history is $763.62, and the rate of interest is 5.250%. There is a reduction in P&I and rate of interest with respect to note data. As per tape data, the loan has been modified on xx."The MOD agreement is missing from the loan file.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79267194	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$569.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$603.71	8.100%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	23.070%	First	Final policy	Not Applicable	Not Applicable	07/xx/2013	$86,351.14	Not Applicable	3.520%	$290.81	08/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 IRS liens against the borrower in favor of the xx.
The annual county taxes for 2024 were paid in the amount of $546.49.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $290.81 and the interest rate is 3.520%.

Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrowers, xx.
As per the comment dated xx/xx/2024, the reason for default is a servicing problem.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers,xx. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The reaffirmation agreement was filed on xx. The MFR was filed on xx, and the order on MFR was filed on xx. The bankruptcy was discharged on xx, and the case was terminated on xx.

The modification agreement was made on xx between the borrower,xx As per the modified terms, the unpaid principal balance is xx. The principal forgiven is $27,551.14, and the new principal balance is $58,800.00. The borrower agreed to pay the P&I of $290.81 and an interest rate of 3.520% beginning on 8/xx/2013 until the maturity date of 2/xx/2039.

																																																																																				xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64005860	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$19,547.72	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$5,056.54	6.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	46.983%	First	Final policy	Not Applicable	XX	08/xx/2015	$639,353.64	$196,049.98	2.000%	$1,342.44	08/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2002 in the amount of xx with xx
1. There are 5 Notices of Special Tax Lien against the subject property in the ‘xx’ that were recorded on different dates.
2. There is a UCC lien against the subject property in favor of ‘xx which was recorded on xx/xx/2022. The supportive document does not reflect the lien amount.
3. There is a junior mortgage against the borrower in the amount of xx  in favor of xx, which was recorded on xx
The 1st installment of county taxes for 2024 is paid on xx/xx/2024 in the amount of $9,773.86.
The 2nd installment of county taxes for 2024 is paid on xx/xx/2025 in the amount of $9,773.86.
No prior year taxes are delinquent.	According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The details of the last payment received are not available. The interest rate is 4.125% & the P&I is xx The current UPB is xx and the deferred balance is xx	Collections Comments:The current status of the loan is performing.
According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. xx
As per seller tape data, xx
The RFD is unable to be determined.
No repairs and damage have been found.
As per seller tape data, the current occupancy of the subject property is owner-occupied.
According to the PACER, xx
Foreclosure Comments:As per seller tape data, xx
Bankruptcy Comments:According to the PACER, xx	The step modification agreement was signed between the borrower and lender with an effective date of xx showing the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.000% starting on 8/xx/2015, which will be changed in 4 steps until the new maturity date of xx The rate will change in four steps, which ends with 4.125%. The deferred balance is xx and the interest-bearing balance is xx	Loan Program Info Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "The CE risk indicator is moderate as the loan is failing for Per Diem Interest Amount Test. Total fees charged is $3,276.81, allowed xx and it is over charged by xx
* Loan does not conform to program guidelines (Lvl 2)     "Tape Shows : Non-Forgivable Forbearance at xx Forbearance at MOD::…………Non-Mod Forbearance::……….Applied Forgiveness::………EverCovid::No………BK Flag:: No"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34108427	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,332.64	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,341.33	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	41.683%	First	Final policy	Not Applicable	Not Applicable	07/xx/2011	$197,978.52	Not Applicable	4.500%	$1,072.20	08/xx/2011	Financial Hardship	According to an updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx/xx/2005.
There are two notices of assessment & payment of contractual assessment under the xx against the subject property. The first one was filed on 3/xx/20217 with instrument xx which was recorded on xx/xx/2017, and the second one was filed on xx/xx/2017 with instrument xx which was recorded on xx/xx/2017.
There is an active junior mortgage against the subject property originated on xx/xx/2006 in xx
The 1st installment of county taxes for 2024-2025 were paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the tape data is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is $1,072.20 with an interest rate of 4.500%. xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The reason for the default is not available.
The loan was modified on xx/xx/2011.
As per the tape data, the borrower’s income was impacted by Covid-19. The borrower was on a COVID-19 forbearance plan from xx to xx xx
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.500% starting on 8/xx/2011 and continuing until the new maturity date of xx		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7556628	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,001.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$777.37	6.800%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
There is a municipal lien on the subject property in favor of “xx” in the amount of xx The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
There is a hospital lien active against the borrower in favor of “xx” in the amount of xx which was recorded on xx
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The water charges for 2025 are due in the amount of xx on xx/xx/2025.
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx The P&I is xx and PITI is $1,175.06. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx The P&I is xx and PITI is $1,175.06. The UPB is xx
Collection comment does not state RFD.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx with a P&I of xx a rate of interest of xx and a maturity date of xx The current P&I, as per latest payment history as of xx is xx and rate of interest is xx There is a difference in P&I and rate of interest with respect to note. As per the seller’s tape data, the loan has been modified on xx The modification agreement is missing from the loan file.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value at xx Current UPB is xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43188146	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,252.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$686.92	2.450%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$127,498.07	Not Applicable	3.875%	$522.99	06/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with "xx
There is a junior mortgage against the subject property that was originated on xx in favor of xx
The first installment of county taxes for 2024 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
As per the review of tape data of payment history as of xx the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is 3.875%. The UPB is xx	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is 3.875%. The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
The BWR xx filed the bankruptcy under chapter xx on xx with cxx
As per the tape, the FB plan was active. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The BWR "xx	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The monthly P&I is $522.99 with an interest rate of xx beginning on xx and a maturity date of xx There is no forgiven or deferred amount.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Operative index doc is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9146873	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,791.38	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,475.84	1.950%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	15.176%	First	Final policy	Not Applicable	Not Applicable	01/xx/2021	$351,906.52	Not Applicable	2.750%	$1,209.60	01/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx
There is an active junior mortgage against the subject property in favor of xx, which originated on xx and was recorded on xx with the instrument | Book/Page# xx.
The 2nd installment of county taxes for 2024 is due in the total amount of xx on xx/xx/2025.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is xx and the interest rate is 2.75%. The UPB is $331,475.70.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is xx
As per the servicing comment dated xx the reason for default is curtailment in income.
The loan was modified on xx
As per the tape, xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.

Foreclosure Comments:As per the tape, the foreclosure was initiated with the loan on xx.
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx with an effective date of 01/xx/2021 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.75% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25914006	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$597.01	$1,194.02	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$525.42	6.400%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	32.768%	First	Final policy	Not Applicable	Not Applicable	10/xx/2018	$70,727.39	Not Applicable	4.500%	$317.96	10/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx with the lender, xx
There is a mechanic's lien against the BWR "xx" in the amount of xx in favor of "xx
The first installment of county taxes for 2024 is delinquent in the amount of xx with the good-through date of xx/xx/2025.
The second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of xx
The first and second installments of county taxes for 2023 were paid in the amount of xx
The water/sewer charges were delinquent in the amount of $0.38 with the good-through date of xx	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx and the interest rate is 4.500%. The UPB is $66,149.04. As per the tape, there is a deferred balance in the amount of xx and as per the deferral agreement located at xx" the amount of xx has been deferred.	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is 4.500%. The UPB is xx
As per the comment dated xx/xx/2023, the RFD was curtailment of income.
As per the tape, the BWR's income was impacted by COVID, xx
As per the comment dated xx/xx/2023, the subject property was damaged by the xx on xx and the estimated cost of repair was xx No comments have been found regarding the repair completion.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance was xx and the BWR agreed to pay the monthly P&I of xx with an interest rate of xx beginning on xx The maturity date is xx There is no deferred or forgiven amount.	Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,260.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25648934	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$808.58	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$366.28	8.600%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.966%	First	Final policy	Not Applicable	Not Applicable	01/xx/2013	$52,026.64	Not Applicable	5.770%	$281.74	02/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx There is a junior mortgage against the subject property in the amount of xx which was originated on xx and recorded on xx in favor of “xx The first and second installments of county taxes for 2024 are due in the total amount of xx The second installment of county taxes for 2023 is paid in the amount of xx on xx/xx/2024. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated xx the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx The P&I is xx and PITI is $341.26. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is xx and PITI is $341.26. The UPB is xx
As per seller’s tape data the subject property is owner occupied.
Collection comment does not state RFD.
No evidence has been found regarding bankruptcy and foreclosure.
As per collection comment dated xx the subject property was damaged by xx on xx The borrower received loss draft check in the amount of xx No comments have been found regarding repair completion.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 5.770% beginning from xx to the new maturity date of xx	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final settlement statement points and fees are not clearly visible."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final TIL as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as xx Calculated finance charge is xx for an under disclosed amount of -$126.28. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the xx these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,580.75	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86188944	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,647.20	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.24	4.625%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.257%	First	Final policy	Not Applicable	Not Applicable	07/xx/2021	$140,318.39	Not Applicable	2.750%	$482.31	07/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’ tape, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 2.750%. The UPB is xxx	Collections Comments:The current status of the loan is performing.
As per the review of seller’ tape, the borrower is current with the loan and the next due date is xx The UPB is xx
The reason for default is not available.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the forbearance plan began on xx/xx/2020 and ended on xx/xx/2021.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
Foreclosure Comments:xx
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx. with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.750% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by BWR."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of xx for an under disclosed amount of -xx

 Loan failed TILA Foreclosure Rescission Finance charge of $166,916.64 exceeds disclosed finance charge of xx for an under disclosed amount of -xx

 Loan failed TILA APR test due to APR calculated 4.261% exceeds APR threshold 4.864% under disclosed by -0.603%.
.."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Index value is unable to confirm due to supporting documents are missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date not consistent with note and hud."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38676747	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$874.13	11.350%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	47.266%	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2016	$98,518.97	$12,268.97	3.000%	$308.76	11/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the favor of xx
There is one municipal lien open against the subject property in favor of 'xx
There is one judgment against the borrower, xx, in favor of xx.
Annual taxes for 2024 are exempt.
No prior year's delinquent taxes have been found.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment transaction detail is not available. The interest rate is xx and P&I is xx The current UPB is xx and the deferred principal balance is xx	Collections Comments:The current status of the loan is performing.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment transaction detail is not available. The interest rate is 3.00%, and P&I is xx The current UPB is xx and the deferred principal balance is xx
As per tape data, xx
No evidence has been found regarding BK.
As per seller tape data, the subject property is occupied by the borrower.
No evidence has been found regarding xx
The loan modification agreement was made between the borrower and lender on xx
As per seller tape data, the borrower's income is impacted by COVID-19, and a xx
According to comment dated xx/xx/2024, the reason for default is curtailment of income.

Foreclosure Comments:As per tape data, xx
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, "xx" and the lender, "xx" on 11/xx/2016. As per modified terms, the new principal balance is xx out of which deferred principal balance is xx and the interest bearing amount is xx
Deferred principal balance is eligible for principal forgiveness.
Borrower promises to make payment with the modified interest rate of xx and P&I of xx beginning from xx till maturity date of xx
Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Index value is unable to confirm due to supporting documents are missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50767699	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$618.90	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$388.53	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	30.840%	First	Final policy	Not Applicable	Not Applicable	08/xx/2014	$48,529.24	$30,129.24	7.990%	$163.31	08/xx/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx
There is an active prior mortgage against the subject property in favor of the xx in the amount of xx which originated on xx/xx/2000 and was recorded on xx/xx/2001 with the instrument | Book/Page# xx
There is an active junior mortgage against the subject property in favor of the xx in the amount of xx which originated on xx and was recorded on xx with the instrument | Book/Page# xx
The 2024 county annual taxes are due in the amount of xx on xx/xx/2025.
The 2024 county annual taxes were paid; a partial amount in the amount of xx on xx/xx/2025.
The water charges have been due in the amount of xx on xx/xx/2025.
No prior year delinquent taxes have been found.	As per the review of the seller’s tape data as of xx the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is xx and the interest rate is xx The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is xx
The reason for the default is not available.
The loan was modified on xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx the subject property had damages due to a xx, and the borrower filed an insurance claim for a loss amount of xx There is no evidence to confirm the current status of repairs.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The deferred amount is xx which is eligible for forgiveness, and the interest-bearing amount is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 7.99% starting on xx and continuing until the new maturity date of xx	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,333.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91436419	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,817.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,274.46	8.750%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	47.551%	First	Final policy	Not Applicable	Not Applicable	01/xx/2014	$169,303.57	$32,803.57	5.000%	$839.75	01/xx/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx
There are three IRS liens against the borrower in the total amount of xx in xx
There is a UCC lien against the subject borrower in favor of xx.
There are four state tax liens against the borrower in the total amount of xx.
The first and second installments of county taxes for 2024 were due in the amount of xx on xx and xx
The water/sewer charges were due on xx in the amount of xx
No prior year's taxes have been delinquent.	As per the review of tape data of payment history as of xx the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is xx The UPB is xx	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is 5.000%. The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
As per the tape, the BWR's income was impacted by COVID, and the FB plan was started on xx and ended on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the BWRs and lender on 1/xx/2014 with the new principal balance of xx the deferred balance is xx and the new interest-bearing principal amount is in the amount of xx The deferred balance is eligible for forgiveness in the amount of xx The borrower promises to pay the P&I of xx with the new interest rate of 5.00% beginning from xx and the new maturity date is xx	Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99226191	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,710.20	11/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,485.00	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	559	564	44.382%	First	Final policy	Not Applicable	Not Applicable	01/xx/2014	$504,990.24	$168,100.00	2.000%	$1,373.89	01/xx/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for ‘xx
No active judgments/liens against the borrower/owner/subject property have been found.
The annual county taxes for 2024/2025 (1st installment) are paid on xx in the amount of xx
The annual county taxes for 2024/2025 (2nd installment) are due on xx in the amount of xx
No prior year taxes are delinquent.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The interest rate is 4.125%, & the P&I is xx The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx The interest rate is xx & the P&I is xx The UPB is xx and the deferred balance is xx
As per seller tape data, the borrower's income is impacted by COVID-19, xx
The RFD is unable to be determined.
No repairs and damage have been found.
As per tape data, the current occupancy of subject property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step loan modification agreement was made on xx with the new principal balance of xx the deferred balance is xx and the new interest-bearing principal amount is in the amount of xx The deferred balance is eligible for forgiveness in the amount of xx The borrower promises to pay the P&I of xx with the interest at the starting rate of 2.00% beginning from xx and the new maturity date is xx	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final executed HUD. CE was tested based on seller provided unexecuted HUD at closing."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed disclosed APR High-Cost threshold exception test due to APR calculated 13.185% exceeds APR threshold of 12.590% over by +0.595%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4911545	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,927.36	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.04	1.250%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	4 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	54.828%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the UT dated xx/xx/2025, the subject mortgage was originated on xx with the lender xx
There is a junior mortgage against the subject property that was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx with the lender "xx
The first installment of county taxes for 2024 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
There is a special tax lien against the subject property in favor of xx	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is xx The UPB is xx As per the tape, there is a deferred balance in the amount of xx As per the deferral agreement located at xx	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is xx The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx
As per the tape, the BWR's income was impacted by COVID,xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional ARM loan with an original P&I of xx and an interest rate of xx The current P&I as per payment history is xx and the interest rate is 4.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx The modification agreement is missing from the loan file.	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the borrower estimated closing statement in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the per diem interest amount test due to fees charged $518.54 exceed fees threshold of $135.59 over by +$382.95."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56516416	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,048.12	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,073.32	5.725%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	48.346%	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	$229,625.59	Not Applicable	3.500%	$889.55	04/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 3.500%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is xx
The reason for the default is not available.
As per tape data, the property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under Chapter xx with case xx on xx The bankruptcy was dismissed on xx and terminated on xx
No information has been found related to damage or repairs.
As per the seller’s tape data, the borrower’s income was impacted by covid, and the forbearance plan started from xx/xx/2020 to xx/xx/2021.
Foreclosure Comments:Not xx
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter xx with case #xx on xx The bankruptcy was dismissed on xx and terminated on xx	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.500% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 closing statement signed by borrower is missing from the loan documents. estimated disbursement statement is available at - xx	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of xx exceeds disclosed finance charge of $394,586.35 for an under disclosed amount of -$23,918.22.

Loan failed TILA Foreclosure Rescission Finance charge of $370,668.13 exceeds disclosed finance charge of $394,551.35 for an under disclosed amount of -$23,883.22.

Loan failed TILA APR test due to APR calculated 5.564% exceeds APR threshold 5.800%  under disclosed by -0.236%."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan document."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58613998	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,753.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,269.25	1.475%	480	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	647	Not Applicable	26.250%	First	Final policy	Not Applicable	Not Applicable	01/xx/2012	$538,805.49	$313,400.00	4.500%	$969.52	01/xx/2012	Financial Hardship	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx” No active judgments or liens have been found.
The first installment of county taxes for 2024 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is xx The UPB is xx As per the tape, there is a deferred balance in the amount of xx	Collections Comments:The current status is performing. As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is xx and the interest rate is xx The UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. The loan was modified on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is step rate modification. The loan was modified between the borrower and lender with an effective date of xx As per the modification agreement, the new modified unpaid principal balance was xx and the borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.500% starting on xx and continuing until the new maturity date of xx There is a deferred balance in the amount of xx and the interest-bearing amount is xx	HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the estimated closing statement in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value of xx Current UPB xx		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55933136	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$686.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$292.57	7.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	595	Not Applicable	26.011%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2013	$47,250.00	Not Applicable	4.375%	$211.16	04/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender xx
There is one renewed judgment against the borrower xx in favor of xx, which was recorded on xx/xx/2009.
There is a credit card judgment against the borrower xx in favor of xx in the amount of xx recorded on xx
There is a credit card judgment against xx in favor of xx, , in the amount of xx which was recorded on xx
Annual combined taxes for the year of 2024 have been paid in the amount of xx on xx
No prior year delinquent taxes have been found.	As per the tape data of payment history as of xx the borrower is current with the loan, and the next due date is xx The details of the last payment received are not available. Current P&I is xx and the interest rate is xx The UPB as per tape data is xx	Collections Comments:The loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The new UPB is reflected in the amount of xx
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx with the modified principal balance of xx
According to the PACER, the borrower, xx
No foreclosure details have been found.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter xx with the case #xx on xx Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx The POC was filed on xx with a claim amount of xx and an arrearage in the amount of xx The chapter xx plan was confirmed on xx The debtor shall pay to the trustee xx for xx months. The case was dismissed on xx and terminated on xx There is no comment indicating a cram down.	The loan was modified on xx between the borrower and lender with the modified principal balance of xx The debtor has promises to pay in the amount of xx with an interest rate of xx beginning from xx till the new maturity date of xx The lender agrees to forgive the amount of xx	Mortgage Insurance	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx“ shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx.”"	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51477513	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,353.30	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,250.00	$1,753.77	5.000%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	32.740%	First	Final policy	Not Applicable	XX	10/xx/2018	$210,850.40	$89,000.00	3.000%	$673.74	12/xx/2018	Financial Hardship	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx.” There is a junior mortgage against the subject property in favor of “xx,” dated xx/xx/2004 in the amount of $20,000.00 with the instr/book/page xx and it was recorded on xx/xx/2004. There is a junior mortgage found against the subject property in favor of “xx,” dated xx/xx/2018 in the amount of $49,200.00 with the instr/book/page # xx, and it was recorded on xx The 1st installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024. The 2nd installment of county taxes for 2024 has been due in the amount of $2,676.65 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The details of the last payment received are not available. The current P&I is xx with an interest rate of xx The current UPB is xx and the deferred balance amount is xx The deferred document is located at xx	Collections Comments:The current status of loan is performing. According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current UPB is xx and the deferred balance amount is xx CCs do not show damages.
No information has been found for FC and BK.
Unable to determine the reason for default.
As per tape data, the subject property is occupied by the borrower.  As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was offered to the borrower, which was started on xx and ended on xx/xx/2021. Further details not found. The loan was modified on xx/xx/2018.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower, xx, and lender, xx., with an effective date of xx shows the new modified unpaid principal balance is xx the deferred balance is xx and interest-bearing amount is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on 12/xx/2018 and continuing until the new maturity date of xx	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE tested through disbursement statement."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83907107	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,951.35	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.21	1.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	24.838%	First	Final policy	Not Applicable	Not Applicable	03/xx/2009	$379,787.68	Not Applicable	4.960%	$2,105.20	03/xx/2009	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage in favor of xx in the amount of xx which originated on xx and was recorded on xx with the instrument | Book/Page # xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is xx and the interest rate is 4.960%. The UPB is $185,151.19, and the deferred amount is xx The deferment agreement is located at xx.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is xx and the interest rate is xx The UPB is xx
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
As per tape data, the borrower’s income has been impacted due to the Covid-19 pandemic, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement made between the borrowerxx and lender xx., with an effective date of xx shows the new modified unpaid principal balance is xx The modified monthly P&I is xx with a modified interest rate of xx starting on xx which will be changed in 6 steps until the new maturity date of xx The rate will change in 6 steps, which ends with 4.960%. There is no deferred balance or principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the per diem interest amount test due to fees charged $717.44 exceed fees threshold of $284.51 over by +$432.93."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46562688	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Other	XX	$0.00	$19,832.68	Unavailable	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Yes	xx	Not Applicable	$4,998.78	1.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	36.276%	First	Final policy	Not Applicable	Not Applicable	10/xx/2012	$1,754,869.91	$1,056,500.00	2.000%	$2,114.84	11/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx which was originated on xx and recorded on xx/xx/2017.
There are two HOA liens on the subject property in favor of same plaintiff “xx” which were recorded on xx and xx in the total amount of xx
The first installment of county taxes for 2024-2025 was paid in the amount of $ xx on xx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of xx on xx
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx The P&I is xx and rate of interest is xx The UPB is xx and deferred balance is xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx The P&I is xx and rate of interest is 4.500%. The UPB is xx and deferred balance is xx
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Collection comment does not state RFD.
Foreclosure Comments:As per seller’s tape data the foreclosure was initiated on xx
Bankruptcy Comments:According to the PACER, the borrower “xx” filed for bankruptcy under chapter-xx with the case#xx on xx As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is xx There is no any evidence of cram down. The BK was dismissed on xx and terminated on xx
According to the PACER, the borrower “xx” filed for bankruptcy under chapter-xx with the case#xx on xx As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xxx and the value of the collateral is xx. The unsecured portion is xx The BK was discharged on xx and terminated on xx
The loan was modified on 10/xx/2012 with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 2.000% beginning from xx to the new maturity date of xx The deferred amount is xx and interest bearing amount is xx The mod consist 4 steps.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final HUD-1 dated xx/xx/2004 reflects cash to in the amount of $914.27."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the per diem interest amount test. Total fees charged is $647.36 and allowed $260.40. It is over charged by +$386.96."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99610907	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$10,349.76	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,076.75	$2,951.31	4.875%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	42.436%	First	Final policy	Not Applicable	Not Applicable	04/xx/2020	$359,231.65	Not Applicable	3.750%	$1,446.00	04/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx and was recorded on xx in the amount of xx
There is a junior mortgage against the subject property that was originated on xx/xx/2006 in favor of xx
The first installment of the county taxes for 2024/2025 is paid on xx in the amount of $5,174.88.
The second installment of the county taxes for 2024/2025 is due on xx in the amount of xx
No prior year's delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is 3.750%. The UPB is xx As per the tape, there is a deferred balance in the amount of xx and according to the deferral agreement located at "xx	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is xx The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied
As per the tape, the BWR's income was impacted by the COVID, xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance was xx and the BWRs promised to pay the monthly P&I of xx with an interest rate of xx beginning on x The maturity date is xx There is no deferred or forgiven amount.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15463281	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,514.46	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$949.77	1.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.115%	First	Final policy	Not Applicable	Not Applicable	11/xx/2021	$289,023.25	Not Applicable	3.000%	$1,034.66	11/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is xx and the interest rate is xx The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $1,034.66, and the interest rate is 3.000%. The UPB is xx
The reason for the default is not available.
The loan was modified on xx/xx/2021.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
As per the tape data, the borrower’s income has been impacted due to the Covid-19 pandemic. xx
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter xx with the case #xx on xx As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $0.00. The bankruptcy was discharged on xx	The modification agreement made between the borrowers xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.000% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Credit Report Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $661.80 exceeds the per diem interest charge or credit threshold xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70148978	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,469.02	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.75	1.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	42.428%	First	Final policy	Not Applicable	XX	09/xx/2011	$356,370.31	$50,000.00	4.625%	$1,338.53	09/xx/2018	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx
There is an active junior mortgage against the subject property in favor of Wxx
There are multiple state tax liens found against the subject borrower in the total amount of xx filed by different plaintiffs, which were recorded on xx/xx/2015 and xx/xx/2015.
There are multiple civil judgments found against the borrower in the total amount of xx filed by different plaintiffs & recorded on different dates.
There are multiple IRS liens on the subject borrower in favor of the xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.625%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is xx
The reason for the default is not available.
As per the tape data, the property is owner-occupied.
xx
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
The loan was modified on xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:The foreclosure was initiated in this loan in xx
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement made between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is an interest-bearing amount and the deferred amount is xx The modified monthly P&I is xx with a modified interest rate of xx starting on xxx which will be changed in 04 steps until the new maturity date of xx The term will change in 04 steps, which ends with an interest rate of xx and P&I of xx	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file and CE was tested through TIL itemization available in file #xx."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the per diem interest amount test."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81197033	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,992.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,793.15	9.790%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2010	$220,640.16	$32,600.00	2.000%	$569.43	12/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx
There are 19 municipal liens against the subject property in the total amount of xx in favor of xx
The county taxes for 2024 (1st, 2nd, and 3rd installments) were paid in the total amount of xx
The county taxes for 2024 (4th installment) are due in the total amount of xx on xx
No prior year delinquent taxes have been found.
As per the tape data of PH as of xx/xx/2024, the borrower is current, and the next payment is due for xx The last payment received details are not available. The current P&I is $783.60, and PITI is xx The current UPB is xx and the deferred balance is xx	Collections Comments:
The current status of the loan is performing.
As per the tape data of PH as of xx/xx/2024, the borrower is current, and the next payment is due for xx The current UPB is xx and the deferred balance is xx
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding damages.
No information has been found regarding BK and foreclosure.
Unable to determine the reason for default.
The loan was modified on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was made between the borrower, xx, and the lender, xx, on xx with the new principal balance of xx out of which the deferred amount is xx and the interest-bearing amount is xx The borrower promised to make a monthly payment of xx with an interest rate of xx beginning from xx which will get changed in 4 steps till the maturity date of xx The rate will change in 4 steps, which ends with 4.25%. The deferred balance is eligible for forgiveness.	Balloon Rider Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the borrower is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents. xx search shows an estimated value of xx Current UPB xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents. Rate lock date considered 2 months prior to note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50075613	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,499.97	10/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.61	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	23.629%	First	Final policy	Not Applicable	Not Applicable	06/xx/2010	$93,655.00	Not Applicable	7.750%	$637.87	06/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender xx There is one junior hospital lien against the borrower in favor of xx. The annual county taxes for the year of 2024 have been paid in the amount of xx on xx/xx/2024. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 2 months delinquent with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
The reason for the default is not available in CC.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
The foreclosure was initiated in this loan in xx
As per the servicing comment dated xx/xx/2023, the subject property had damage due to the xx The date of loss is xx
Foreclosure Comments:The foreclosure was initiated in this loan in xx
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents. Rate lock date considered 60 days prior to note date."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$27,556.20	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55272471	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,142.03	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$483.90	10.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	507	527	43.520%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for xx were paid in the total amount of xx on xx/xx/2024 and xx
The annual water charges for 2025 have been paid on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 10.250%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx the borrower is current with the loan and the next due date is xx The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional ARM rate mortgage originated on 05/xx/2004 with a P&I of xx a rate of interest of 10.250% and a maturity date of xx The current P&I, as per latest payment history as of xx is $485.36 and rate of interest is xx There is a reduction in P&I with respect to note data. The modification agreement is missing from the loan file. The tape data indicate the latest modification was made on xx	Loan Program Info Disclosure	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from loan file."
																																																																																								* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64979710	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$45.51	Unavailable	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$425.65	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	33.239%	First	Final policy	Not Applicable	XX	09/xx/2012	$51,693.91	$16,043.91	7.875%	$244.54	09/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender xx
There is a junior mortgage against the subject property that was originated on xx and recorded on xx in the amount of xx with the lender “xx”
There is a credit card judgment against the borrower in favor of xx recorded on xx The amount of the lien is not mentioned on the supporting document.
The annual combined taxes for 2024 were paid in the amount of $45.51.
No prior year’s delinquent taxes have been found.

According to the seller’s tape, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current unpaid principal balance is xx The current P&I is xx and the interest rate is 7.875%.	Collections Comments:The loan is currently performing.
According to the seller’s tape, the borrower is current with the loan, and the next due date is xx The current unpaid principal balance is xx
The loan has been modified on xx
As per seller tape data, the foreclosure was initiated in xx
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the repayment plan was approved for 5 months from xx/xx/2023.
xx
Foreclosure Comments:As per seller tape data, the foreclosure was initiated in 2012 and complaint was filed on xx/xx/2012. Further details not found.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrower, “xx,” and the lender, “xx.” As per the modified terms, the new principal balance is xx The interest-bearing amount is xx and the deferred balance is xx The deferred balance is eligible for forgiveness. The borrower agreed to pay the P&I of xx and an interest rate of xx beginning on xx until the maturity date of xx

Appraisal (Incomplete) Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The appraisal report is more than 120 days old at closing. Appraisal update or 1004D is missing from the loan documents. xx search shows an estimated value of xx Current UPB xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48277821	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,545.27	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.71	1.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	26.508%	First	Final policy	Not Applicable	XX	12/xx/2011	$232,290.95	$53,200.00	4.125%	$734.44	08/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
There is an active junior mortgage against the subject property in favor of xx, a federal association in the amount of xx which originated on xx and recorded on xx/xx/2005 with the instrument # xx
There is a divorce judgment found against the subject borrower in favor of xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx and xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.125%. The UPB is xx As per the deferment agreement located at xx, the modified deferred balance is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx
As per the comment dated xx the reason for default is payment adjustment.
The loan was modified on xx
As per the seller's tape, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is interest-bearing amount and deferred amount is $53,200. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.00% starting on xx which will be changed in 04 steps until the new maturity date of xx The rate will change in 04 steps which ends with 4.125%. There is no principal forgiven amount. As per the document located at xx, the lender had forgiven the deferred balance in the amount of xx which exceeds the 2.00% of the modified principal balance of xx	Balloon Rider Credit Report Loan Program Info Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan document."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36952259	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,585.82	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,624.18	1.825%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.729%	First	Final policy	Not Applicable	Not Applicable	07/xx/2015	$472,899.78	$273,434.09	2.000%	$604.03	07/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on
xx and was recorded on xx/xx/2006 in the amount of xx in favor of xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024/25 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/25 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 2.00%. The UPB is xx and deferred balance is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data, the borrower is current with the loan and the next due date is xx The UPB is xx
The loan was modified on xx
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter xx
As per tape data, the borrower’s income was impacted due to Covid-19 pandemic
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter xx with the case#xx on xx As per voluntary petition schedule D the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is xx	This modification agreement signed between the borrower xx and lender xx. with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is interest-bearing amount and deferred amount is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx and continuing until the new maturity date of xx There is no principal forgiven amount.	Balloon Rider Credit Report Loan Program Info Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report doc is missing from loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38568292	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$24,398.48	Unavailable	Unavailable	No	Unavailable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$5,151.98	1.600%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	32.525%	First	Final policy	Not Applicable	Not Applicable	07/xx/2014	$1,626,732.98	$461,200.00	2.000%	$3,529.53	07/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is xx The UPB is xx As per the tape, there is a deferred balance in the amount of xx	Collections Comments:The current status is bankruptcy.
As per the review of tape data of payment history as of xx the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is 4.250%. The UPB is xx
As per the UT dated xx/xx/2025, the foreclosure was initiated by filing thexx
The BWRs "xx" filed the bankruptcy under chapter 11 on xx/xx/2011 with case #xx. The BK is still active.
The loan was modified on xx
No evidence of damage or repair has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated by filing the lis pendens on xx/xx/2011. As per the tape, the FC was suspended. Further details were not provided.
Bankruptcy Comments:The BWRs "xx	The step modification agreement was signed between the borrower and lender with an effective date of xx and the new modified unpaid principal balance is xx The modified monthly P&I is xx with an interest rate of xx starting on xx which will be changed in 4 steps until the new maturity date of xx The rate will change in four steps, which end with xx There is a deferred amount of xx and the interest-bearing amount was xx	Balloon Rider HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested using the borrower's estimated closing statement in the file."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $4,163.36 exceeds the per diem interest charge or credit threshold $1,097.13."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29197304	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,729.77	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$855.53	Unavailable	5.375%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	33.316%	First	Final policy	Not Applicable	XX	09/xx/2016	$186,803.78	Not Applicable	2.000%	$724.93	09/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx
There is a junior mortgage against the subject property in the amount of xx in favor of xx
The annual county taxes for 2024 were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to seller tape data, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history tape data is xx
The loan was modified on xx with the principal balance of xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was made on 9/xx/2016 between the borrower “xx” and lender “xx”. The new principal balance is xx with an interest rate of xx which steps up in 3 steps, ending at xx The borrower promised to pay the monthly P&I of xx beginning on xx and the maturity date is xx	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is not signed by the borrower."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32058555	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,718.29	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,680.00	$3,840.07	6.000%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	26.316%	First	Final policy	Not Applicable	XX	10/xx/2020	$455,845.74	Not Applicable	3.250%	$1,698.21	10/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx
There is an active junior mortgage against the subject property in favor of xx
There is a credit card judgment found against the borrower in favor of xx
There is a civil judgment found against the borrower in favor of xx
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx The current P&I is xx and the interest rate is 3.25%.	Collections Comments:The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
The loan was modified on xx
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter xx with case #xx on xx The borrower was discharged on xx and terminated on xx
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the borrower’s income is impacted by Covid-19. xx
As per the deferment agreement dated xx/xx/2022, which is located at xx, the servicer deferred payments in the amount of xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx	This modification agreement signed between the borrower, xx, and lender, xx., with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40413439	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,173.56	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,880.12	7.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	50.864%	First	Final policy	Not Applicable	Not Applicable	10/xx/2010	$462,141.62	Not Applicable	2.000%	$1,715.13	10/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There are 5 state tax liens found against the subject borrower in the total amount of xx filed by different plaintiffs, which were recorded on different dates.
There is a credit card judgment found against the subject borrower in favor of xx
The 1st installment of county taxes for 2024/25 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/25 is due in the amount of xx on xx/xx/2025.
The annual water charges for 2025 have been delinquent in the amount of $112.47 which good through xx
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is xx The UPB is xx
As per the deferment agreement dated xx xx and xx which is located at xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $296,920.63, and the deferred balance is xx
As per the servicing comment dated xx the reason for default is curtailment of income.
As per the servicing comment dated xx the property is owner-occupied.
The foreclosure was initiated in this loan in xx
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the tape, the borrower's income was impacted by covid-19, xx
Foreclosure Comments:The foreclosure was initiated in this loan in xx
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.00% starting on xx which will be changed in 4 steps until the new maturity date of xx The term will change in 4 steps, which ends with an interest rate of 4.500% and P&I is xx	Good Faith Estimate HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents. Values are updated from borrower estimated closing statement."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan is failing for Per Diem Interest Amount Test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE signed by borrower is missing from the loan documents."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is not consistent with note and/or HUD"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1992661	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$11.79	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,144.68	8.775%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	680	47.461%	First	Final policy	Not Applicable	XX	08/xx/2012	$271,835.31	$33,785.31	4.625%	$1,089.39	09/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lxx
The first prior mortgage was originated on x x recorded on xx in the amount of xx with xx
There are three junior mortgages against the subject property. The first mortgage was originated on xx and recorded on xx in the amount of xx with xx the second mortgage was originated on xx and recorded on xx in the amount of xx with xx and the third mortgage was originated on xx/xx/2024 and recorded on xx in the amount of xx with the xx
There is a quiet title judgment against the borrower in favor of xx recorded on xx/xx/2015. The amount of the judgments is not mentioned on the supporting document.
The annual county taxes for 2024 were paid in the amount of $11.79.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current unpaid principal balance is xx The current P&I is xx and the interest rate is 4.625%.
The deferred principal balance is xx

Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current unpaid principal balance is xx
The loan has been modified on xx
As per the seller’s tape, the Covid forbearance plan was approved from xx
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made on 8/xx/2012 between the borrowers, “xx,” and the servicer, “xx.” As per the modified terms, the new principal balance is xx The deferred balance is xx and the interest-bearing principal is xx The borrower agreed to pay the P&I of xx and an interest rate of xx beginning on xx until the maturity date of xx	Loan Program Info Disclosure	xx	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65626041	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$819.20	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,218.36	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	52.164%	First	Final policy	Not Applicable	Not Applicable	09/xx/2010	$201,722.95	$101,600.00	2.000%	$303.20	09/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for the year of 2024 has been paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for the year of 2024 is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The details of the last payment received are not available. The current interest rate is 4.625%, and P&I is xx The UPB as per the tape data is xx and the deferred principal balance is xx	Collections Comments:The current status of the loan is performing.
According to seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB as per the tape data is xx and the deferred principal balance is xx
The loan was modified xx
According to a comment dated xx/xx/2023, RFD is other.
xx
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No comment pertaining to damage to the subject property has been observed.
According to a comment dated xx/xx/2023, the subject property is owner-occupied.

Foreclosure Comments:xx
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender on xx and the new principal balance is xx The modified monthly P&I is xx with a modified interest rate of xx starting on xx which will be changed in 4 steps until the new maturity date of xx The rate will change in 04 steps, which ends with xx The deferred balance is xx and the interest-bearing amount is xx	Mortgage Insurance	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2007, and the note date is xx/xx/2007, which is not consistent."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36009802	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,660.05	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,039.92	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	616	Not Applicable	26.559%	First	Final policy	Not Applicable	Not Applicable	02/xx/2017	$143,393.11	Not Applicable	3.000%	$513.32	02/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the xx mortgage was originated on xx in favor of MERS as nominee for xx. for the amount of xx which was recorded on xx
There are 2 civil judgments found against the borrower filed by different plaintiffs & recorded on xx & xx/xx/2023. The supporting document does not reflect the judgments amount.
Annual county taxes for the year of 2024 were paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is xx and the interest rate is xx The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
The loan was modified on x
As per the tape, the foreclosure was initiated with xx
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the repayment plan has been approved in the amount of xx for 5 months from xx/xx/2023.
Foreclosure Comments:As per the tape, the foreclosure was initiated xx
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.00% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand-dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96766221	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,877.55	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,748.63	5.750%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	No	No	719	614	49.111%	First	Final policy	Not Applicable	Not Applicable	12/xx/2010	$448,395.66	Not Applicable	3.250%	$1,670.46	12/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender xxassociation, in the amount of xx which was recorded on xx
There is an active junior mortgage against the subject property in favor of the xx
The first installment of county taxes for the year of 2024-25 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for the year of 2024-25 is due in the amount of xx on xx/xx/2025.
No prior year delinquent taxes have been found.
As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Unable to determine the last payment date. The current P&I is $1,917.33 with an interest rate of 4.250%. As per the tape, the current UPB is xx	Collections Comments:The loan is currently performing.
As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. As per the tape, the current UPB reflected is xx
As per the collection comment dated xx/xx/2023, the RFD is an excessive obligation.
The loan was modified on xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No foreclosure activity has been found.
As per PACER, the borrower, xx had filed bankruptcy under chapter xx with the case #xx on xx The BK discharged on xx
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:As per PACER, the borrower, xx	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.250% starting on 12/xx/2010, which will be changed in 2 steps until the new maturity date of xx The borrower is making payment per the 2nd step with P&I xx and an interest rate of xx There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested using the fee itemization in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $296.80 exceeds the per diem interest charge or credit threshold $-74.20 over by $371."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81847888	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,233.99	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,427.23	1.450%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	640	640	22.933%	First	Final policy	Not Applicable	XX	07/xx/2022	$826,816.16	Not Applicable	4.780%	$3,867.17	07/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.780%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is xx
As per the tape data, the property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx/xx/2022.
As per the tape data, borrower’s income was impacted by covid-19 and xx
As per the deferment agreement dated xx
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement made between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.780% starting on xx continuing until the new maturity date of xx	HUD-1 Closing Statement Loan Program Info Disclosure	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1 is missing from the loan file."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from loan file."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index doc is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40498228	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$889.03	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$326.04	11.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2018	$23,679.96	Not Applicable	4.625%	$108.37	08/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a hospital lien found against the borrower in favor of xx
There is a civil judgment found against the borrower in favor of xx.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and the interest rate is xx The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is $108.37, and the interest rate is 4.625%. The UPB is xx
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter xx with case # xx on xxNo information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx
This modification agreement signed between the borrower xx and lender xx with an effective date of 08/xx/2018 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.625% starting on 08/xx/2018 and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. xx search shows an estimated value of xx Current UPB xx
																																																																																								* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79284646	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,457.50	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,029.25	1.000%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	740	697	23.225%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2016	$212,152.63	$41,600.00	3.875%	$676.85	01/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024-2025 was paid in the total amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the tape data as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of $899.68, which was applied for the due date of xx/xx/2024. The current monthly P&I is $676.85 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx As per tape data deferment amount is xx and the loan was modified on xx with deferred amount xx and deferment agreement is located at xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx The current monthly P&I is $676.85 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment in income.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, xx
The loan was modified on xx/xx/2016.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is owner-occupied.
As per comment dated xx/xx/2023,xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER,xx	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is an interest-bearing amount and the deferred amount is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.00% starting on 1/xx/2016, which will be changed in 03 steps until the new maturity date of xx The rate will change in 03 steps, which ends with xx There is no principal forgiven amount.	Balloon Rider HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested using the estimated HUD-1 in the file."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan  exceeds the per diem interest charge or credit threshold xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
815928	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Other	$0.00	$1,285.08	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,883.43	8.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	71.999%	First	Final policy	Not Applicable	Not Applicable	08/xx/2013	$479,639.81	$280,282.00	3.500%	$791.92	08/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender xx
There is a municipal lien against the subject property in favor of thexx, in the amount of xx which was recorded on xx/xx/2016.
There is an active real estate lien against the subject property in favor of the xx
There is an active state tax lien against the borrower in favor of thexx
2nd installment of county taxes for the year 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history of tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The details of the last payment received are not available. The current P&I is $791.92 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and deferred balance is xx
Collections Comments:The loan is currently performing.
According to the payment history of tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The details of the last payment received are not available. The current UPB reflected as per the payment history is xx
The reason for the default is not available.
Unable to determine the current occupancy of subject property.
The loan was modified on xx
xx
No comments have been found for bankruptcy.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated multiple times.xx
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The monthly P&I is $791.92 with an interest rate of xx beginning on xx and a maturity date of xx The deferred balance is xx which is eligible for forgiveness.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78056120	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$8,272.02	Unavailable	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,166.14	1.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	47.401%	First	Final policy	Not Applicable	Not Applicable	08/xx/2014	$651,087.95	$190,700.00	2.000%	$1,394.17	08/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender xx
There is a junior mortgage against the subject property that originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a credit card judgment found against the borrower in xx
There are 5 state tax liens found against the borrowers in favor of different plaintiffs in the total amount of xx which were recorded on different dates. The documents reflect this lien upon all property and real estate now owned by the borrower.
There is an abstract judgment found against the ‘xx’ recorded on xx/xx/2019 under Instrument No. xx and this was satisfied. Acknowledgment of satisfaction of judgment was recorded on xx/xx/2023 under Instrument No. xx
The first installment of county taxes for 2024 is paid on xx/xx/2024 in the amount of xx
The second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of xx
No prior year’s delinquent taxes have been found.
As per the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current P&I is $1,888.02 with an interest rate of 4.125%. The current UPB is xx and the deferred balance is xx	Collections Comments:The current status of the loan is performing.
As per the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current P&I is xx with an interest rate of 4.125%. The current UPB is xx and the deferred balance is xx
As per UT, the foreclosure was initiated inxx
As per seller tape data, the subject property is occupied by the borrower.
No evidence has been found regarding damages.
The loan modification agreement was made between the borrower and lender on xx/xx/2014.
According to the PACER report, the borrowers, xx
The RFD is not available.

Foreclosure Comments:As per UT, the foreclosure was initiated in xx.
Bankruptcy Comments:According to the PACER report, the borrowers, xx	The step modification agreement was made between the borrower and lender with an effective date of xx The new modified UPB is xx out of which the deferred balance is xx The interest-bearing principal balance is xx The modified monthly PITI of xx with an interest rate of 2.00% starting on xx which will be changed in 4 steps until the new maturity date of xx The rate will change in 4 steps, which end with 4.125%.	HUD-1 Closing Statement Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested using the borrower's estimated closing cost in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $1,544.18 exceeds the per diem interest charge or credit threshold $333.90."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88719164	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,799.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,006.80	2.550%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	31.132%	First	Final policy	Not Applicable	Not Applicable	07/xx/2010	$825,831.99	Not Applicable	2.130%	$1,783.41	07/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with “xx
No active judgments or liens have been found.
The first installment of county taxes for 2024-2025 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is xx and the interest rate is 2.130%. The UPB is xx	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is $1,783.41, and the interest rate is 2.130%. The UPB is xx
The RFD is unable to be determined.
The loan was modified on xx
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
The BWRs "xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The BWRs "xx	The modification agreement was made between the lender and borrower on 7/xx/2010. As per the modification agreement, the UPB was xx from which the amount of xx has been reduced, and the new modified UPB was xx The BWRs agreed to pay the monthly P&I of $1,783.41 with an interest rate of 2.130% beginning on xx The maturity date is xx There is no deferred amount.	HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested using the estimated borrower's closing statement in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan ($2,635.50) exceeds the per diem interest charge or credit threshold ($792.25)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11648485	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,164.45	Unavailable	xx	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,732.91	1.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	698	17.823%	First	Final policy	Not Applicable	XX	09/xx/2010	$546,318.22	$203,100.00	4.625%	$1,499.52	09/xx/2010	Financial Hardship	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in xx
There are 4 junior state tax liens in the total amount of xx
The 1st installment of county tax for 2023/2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county tax for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx Unable to determine the last payment received date. The current P&I is xx and the interest rate is 4.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx Unable to determine the last payment received date. The current P&I is $1,499.52 and the interest rate is 4.625%. The current UPB is xx
xx
According to the PACER, the borrower
The step modification agreement made between the borrower and lender with an effective date of xx
Unable to determine the RFD.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the UT report dated xx the complaint was filed on xx located at “xx
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 7 with case# xx on xx The subject property address is not listed in schedule A and schedule D of the voluntary petition.	The step modification agreement made between the borrower and lender with an effective date of 09/xx/2010 and the new modified principal balance is $546,318.22 out of which $343,218.22 is interest bearing amount and deferred amount is $203,100.00. The modified monthly P&I is $1,039.35 with a modified interest rate of 2.000% starting on 09/xx/2010, which will be changed in 04 steps until the new maturity date of 08/xx/2050. The rate will change in 04 steps which ends at 4.625%.	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 closing statement signed by borrower is missing from the loan documents. Fees are updated from buyers/borrowers closing statement."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test. Total fees charged is $435.48 and allowed $90.30, it is over charged by+$345.18."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2611385	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,227.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$456.61	9.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.962%	First	Final policy	Not Applicable	Not Applicable	05/xx/2015	$38,259.91	Not Applicable	3.875%	$201.24	05/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is xx The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx The UPB is xx
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.00% starting on xx which will be changed in 03 steps until the new maturity date of xx The rate will change in 03 steps, which ends with 3.875%. There is no deferred balance and principal forgiven amount.	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "FHA mortgage insurance certificate is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86995905	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$164.42	Unavailable	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$875.61	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Full Documentation	Not Applicable	Unavailable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	53.807%	First	Final policy	Not Applicable	Not Applicable	07/xx/2013	$139,739.41	Not Applicable	3.520%	$194.50	08/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the xx
There are 3 municipal liens found against the subject property in the total amount of xx
The 1st, 2nd, 3rd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2024, xx/xx/2024 and xx/xx/2025.
The 4th installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2025.
The sewer charges have been due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is xx and the interest rate is 3.52%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is xx
The reason for the default is not available.
The loan was modified on xx/xx/2013.
As per the tape, the foreclosure was initiated with the loan onxx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:As per the tape, the foreclosure was initiated with the loan on xx and the FC status is removed. Further details are not provided.
Bankruptcy Comments:According to the PACER, the xx	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is an interest-bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on 08/xx/2013 and continuing until the new maturity date of xx As per the modification agreement, the lender has forgiven the principal in the amount of xx	HUD-1 Closing Statement Notice of Servicing Transfer	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. As per the appraisal report dated xx/xx/2008 located at xx, the subject property is a single family. As per the seller’s tape data and tax certificate attached with the updated title report dated xx/xx/2025, the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. We are unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
																																																																																							* Lost Note Affidavit (Lvl 3) "The lost note affidavit is available in the file located at xx the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer doc is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16221614	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$16,858.20	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,072.27	6.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	30.787%	First	Final policy	Not Applicable	XX	01/xx/2022	$994,389.18	Not Applicable	3.000%	$3,559.76	01/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx There are 3 civil judgments found against the borrower in the total amount of xx filed by different plaintiffs and recorded on xx/xx/2023, xx/xx/2024 and xx/xx/2024. The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024. The 2nd installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 3.00%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx
The loan was modified on xx/xx/2022.
As per the servicing comment dated xx/xx/2024, the reason for default is business failure.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the borrower’s income was impacted due to Covid-19 pandemic and the Covid forbearance plan began on xx/xx/2020 and ended on xx/xx/2021.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.00% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan documents. CE was tested based on seller provided closing statement."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$44,021.03	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93156703	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,044.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,408.03	1.350%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	778	778	22.636%	First	Final policy	Not Applicable	Not Applicable	07/xx/2010	$740,582.34	Not Applicable	5.000%	$2,782.71	08/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
The 1st installment of county taxes for 2024-2025 was paid in the total amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and the interest rate is xx The UPB is $303,446.82 and deferred balance is xx	Collections Comments:The loan is currently performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19 pandemic and as per seller’s tape data,xx
As per the servicing comment dated xx/xx/2023, the reason for default is unemployment.
The loan was modified on xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx and shows the new modified unpaid principal balance is xx The principal forgiven is xx and the interest-bearing UPB is xx The borrower agreed to pay the P&I of xx and an interest rate of 5.000% beginning on xx until the maturity date of xx	HUD-1 Closing Statement Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested using the borrower's estimated settlement statement in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $2,371.52 exceeds the per diem interest charge or credit threshold $421.64 over by xx
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4860077	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$10,802.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,408.33	7.375%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	652	Not Applicable	45.267%	First	Final policy	Not Applicable	XX	01/xx/2021	$838,665.76	Not Applicable	3.000%	$3,002.29	01/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor ofxx
  The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the seller tape, as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current P&I is xx with an interest rate of xx The current UPB reflected as per the seller tape is xx	Collections Comments:Currently, the loan is performing.
According to the seller tape, as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx
xx
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on 1/xx/2021. The new modified rate is 3.000% and the borrower promises to pay P&I of xx which began on 1/xx/2021. The new principal balance is xx The maturity date is xx	Missing or error on the Rate Lock		2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50823708	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$7,835.81	$7,123.47	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,353.50	2.400%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	26.086%	First	Final policy	Not Applicable	XX	06/xx/2010	$885,834.89	Not Applicable	4.522%	$3,875.03	07/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx in favor ofxx
There are two active judgments against the borrower in xx
There is an active judgment against the borrower in favor of xx
 The county taxes for 2024 (2nd installment) are due in the amount of xx on xx/xx/2025.
The county taxes for 2024 (1st installment) are delinquent in the amount of xx which is good through xx/xx/2025.	According to the seller tape data, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current P&I is xx and PITI is xx with an interest rate of 4.522%. The current UPB is xx and the balance is $50,375.39. As per document xx	Collections Comments:The current status of loan is performing.
According to the seller tape data, the borrower is current with the loan, and the next due date is xx The current UPB is xx and the deferred balance is xx
 CCs do not show damages.
Unable to determine the reason for default.
 As per tape data, the subject property is occupied by the borrower.
 No information has been found regarding foreclosure and bankruptcy.
 As per seller tape data, the borrower's income is impacted by COVID-19, and a xx
 Loan was modified on xx/xx/2010.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx with the new principal balance of xx out of which a principal amount of $26,584.89 has been forgiven. The monthly P&I is xx with an interest rate of 4.522% beginning on xx and a maturity date of xx	Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan of $5,378.62 exceeds the per diem interest charge or credit threshold of $1,074.41."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan document."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82537398	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$2,908.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$1,836.20	$2,460.84	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Full Documentation	Not Applicable	Unavailable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	47.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The first installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year delinquent taxes have been found.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Unable to determine the last transaction details. The current P&I is $1,821.38 with an interest rate of 5.00%. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current UPB, as reflected in the payment history tape data, is xx the deferred balance is xx
As per the deferral agreement dated xx/xx/2021, the lender deferred the 9 months payment in the total amount of xx
As per the seller’s tape data, the borrower’s income was impacted by COVID-19.
No foreclosure activity has been found.
xx
As per the comment dated xx/xx/2023, the subject property was damaged due to the water and needs interior repairs on the xx. As per the collection comment dated xx/xx/2023, the loss draft check was received in the amount of xx on xx/xx/2023. Unable to confirm the cost to cure and repair status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower xx	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents. Fees are updated from the disbursement statement."
																																																																																							* Lost Note Affidavit (Lvl 3) "The lost-note affidavit dated xx/xx/2007 was found at location "xx," showing the original note was misplaced, lost, or destroyed. A copy of the note is also located in the same file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35931456	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,200.96	Unavailable	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,295.31	6.500%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	793	38.983%	First	Final policy	Not Applicable	XX	05/xx/2010	$444,238.36	$44,100.00	2.000%	$1,211.72	05/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage against the subject property that was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx

There is an IRS lien against the borrower in favor of the xx
The first installment of county taxes for 2024 was paid in the amount of xx
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current unpaid principal balance is xx The current P&I is xx and the interest rate is 5.000%.	Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current unpaid principal balance is xx
The loan was modified on xx
xx
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the notice of lis pendens located at “xx

Bankruptcy Comments:Not Applicable	The modification agreement was made on 5/xx/2010 between the borrowers, “xx,” and the lender, “xx.” As per the modified terms, the new principal balance is xx The interest-bearing amount is xx and the deferred balance of $44,100.00. As per the document located at “xx” the deferred balance is xx has been forgiven. There are 4 steps of modification. The borrower agreed to pay the P&I of $1,211.72 and an interest rate of 2.000% beginning on xx until the maturity date of xx	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested based on seller provided TIL fee itemization."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $603.88 exceeds the per diem interest charge or credit threshold $226.38."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date is after the transaction date."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents. Rate lock date considered 2 months prior to note date."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2007 and the note date is xx/xx/2007 which is not consistent."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13324486	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,915.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,043.14	1.625%	480	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	707	20.888%	First	Final policy	Not Applicable	XX	02/xx/2020	$198,979.44	Not Applicable	3.625%	$785.82	02/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
There are 22 utility liens found against the subject property in the total amount of xx
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 3.625%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx As per the tape, the current P&I is xx and the interest rate is 3.625%. The UPB is xx
The reason for the default is not available.
The loan was modified on xx/xx/2020.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowers Isabel Amezcua and Genaro V. Amezcua and lender xx with an effective date of 2/xx/2020 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.625% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 signed by borrower is missing from the loan documents. CE was run using estimated closing statement."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The CE risk indicator is moderate as the loan is failing for Per Diem Interest Amount Test. Total fees charged is $0.00 and allowed -$99.66, it is over charged by +$99.66."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91983021	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,267.29	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,022.34	5.375%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.382%	First	Short Form Policy	Not Applicable	XX	07/xx/2011	$0.00	Not Applicable	4.474%	$2,022.24	08/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 active prior mortgages against the subject property which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx which was recorded on xx in the amount of xx with the lender xx and the second mortgage was originated on xx which was recorded on xx in the amount of xx with the lender of xx
There is an active mortgage against the subject property in favor of xx in the amount of xx which was originated on xx and recorded on xx This mortgage is subordinate to subject mortgage and the subordinate agreement located at “xx”.
There is a federal tax lien on the subject borrower in favor of xx
The 1st installment of county taxes for 2024-25 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024-25 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 4.474%. The UPB is $376,912.62 and deferred balance is xx
As per the deferment agreement dated xx and xx which are located at xx, the servicer deferred 14 payments in the total amount of xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is xx and the deferred balance is xx
The reason for default is not available in CC.
The modification agreement was signed between the borrower and lender with an effective date of xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the property is owner-occupied.
As per the tape, the borrower's income was impacted by covid
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $2,022.24 with a modified interest rate of 4.474% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77961525	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$6,498.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,928.53	2.025%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	659	705	9.248%	First	Final policy	Not Applicable	Not Applicable	03/xx/2011	$543,025.18	Not Applicable	4.000%	$2,570.52	03/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender xx,, in the amount of xx which was recorded on x
There is a junior mortgage against the subject property that originated on xx/xx/2006 in favor of xx, a federal association, in the amount of xx which was recorded on xx
The first installment of county taxes for 2024-2025 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is $2,570.52, and the interest rate is 4.000%. The UPB is xx	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is $2,570.52, and the interest rate is 4.000%. The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the BWR and lender on 3/xx/2011. As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $2,570.52 at a rate of 4.000%. According to this agreement, the new maturity date will be xx There is no deferred or forgiven amount.	HUD-1 Closing Statement Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD missing. CE was tested using the latest TIL itemization in the file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test. The per diem interest amount charged on the loan of xx exceeds the per diem interest charge or credit threshold of $-28.85."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan document."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12272474	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,488.17	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,248.72	1.600%	480	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	52.939%	First	Final policy	Not Applicable	Not Applicable	05/xx/2014	$452,040.48	$57,000.00	4.375%	$1,488.01	05/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property in the favor of xx, in the amount of xx and recorded on xx
The first installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current unpaid principal balance is $281,526.82. The current P&I is xx and the interest rate is 4.375% and deferred balance is xx	Collections Comments:The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx The current unpaid principal balance is xx
The reason for the default is not available.
The loan was modified on xx/xx/2014.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx and the interest-bearing amount is xx The total deferred amount is xx out of which xx is eligible for forgiveness. As per the tape data, the applied forgiveness amount xx The borrower agreed to pay the modified monthly P&I of $1,064.28 with a modified interest rate of 2.00% starting on xx which will be changed in 4 steps until the new maturity date of xx The rate will change in 4 steps, which ends with 4.375%.	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for the per diem interest amount test due to fees charged $1,756.20 exceeds fees threshold of $452.33 over by +$1,303.87."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60336295	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,927.36	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.990%	360	xx	xx	HELOC	Revolving	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx, a federal association in the amount of xx which originated on xx and recorded on xx with the instrument # xx
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current monthly payment is $712.36 and interest rate is 7.49%. The UPB is xx and the deferred amount is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx The UPB is xx
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
xx
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xx Current UPB xx
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79669121	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,158.97	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,655.55	1.475%	480	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	47.151%	First	Final policy	Not Applicable	XX	02/xx/2022	$517,348.07	Not Applicable	3.375%	$1,965.56	02/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is a junior mortgage originated on xx in favor of xx in the amount of xx which was recorded on xx
The first installment of county taxes for the year 2024-2025 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for the year 2024-2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is unable to be determined. The current P&I is xx and PITI is $3,055.18 with an interest rate of xx The current UPB reflected as per the tape data is xx	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the tape data is xx
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
The modification agreement was made between the lender and borrower on xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
As per collection comment dated xx/xx/2023, the subject property is located in FEMA disaster area. CCs do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The monthly P&I is $1,965.56 with an interest rate of 3.375% beginning on xx and a maturity date of xx	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $340.68 exceeds the per diem interest charge threshold $97.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80536612	xx	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$808.58	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.900%	360	xx	xx	HELOC	Revolving	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
There is an active prior mortgage in favor of xx in the amount of xx which originated on xx and was recorded on xx
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of xx on xx and xx
The 2nd installment of county taxes for 2023 was paid in the amount of xx on xx/xx/2024.
The annual water charges for 2025have been due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is $6.26 and interest rate is 8.900%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is $6.26, and the interest rate is 8.900%. The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was not modified."		* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents. xx search shows an estimated value at xx Current UPB: xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65277217	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,290.22	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$324.34	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2010	$46,070.66	Not Applicable	4.250%	$259.91	10/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx  in the amount of xx  which originated on xx and recorded onxx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx
No prior year’s delinquent taxes have been found.	As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is $259.91, and the interest rate is 4.250%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is $259.91, and the interest rate is 4.250%. The UPB is xx
The reason for the default is not available.
The step modification agreement was signed between the borrower and lender with an effective date of xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $259.91 with a modified interest rate of 4.250% starting on xx which will be changed in 3 steps until the new maturity date of xx The rate will change in 3 steps, which ends with 4.250%. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. xx search shows an estimated value of xx Current UPB xx
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85709204	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,265.66	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$515.88	7.200%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2008	$71,554.89	Not Applicable	7.200%	$556.26	03/xx/2008	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is a junior mortgage against the subject property that was originated on xx in favor of xx, in the amount of xx which was recorded on xx
The second installment of county taxes for the year 2024 is due in the amount of xx on xx/xx/2025.
The first installment of county taxes for the year 2024 is paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $556.26, and the interest rate is 7.200%. The UPB is $21,837.81 and deferred balance is $11,728.39.
As per the tape, there is a deferred amount of $11,728.39 and the deferral agreement located at "xx," shows that the amount of $11,728.39 has been deferred.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $556.26, and the interest rate is 7.200%. The UPB is $21,837.81 and deferred balance is $11,728.39.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
According to the PACER, the borrower Christina Elaine Bennett filed bankruptcy under Chapter 7 with case xx on xx/xx/2003. The BK was discharged on xx/xx/2004 and terminated on xx/xx/2004.
As per the tape, the BWR's income was impacted by the COVID, and the FB plan started on xx/xx/2020 and ended on xx/xx/2021.
As per the tape, the subject property is owner-occupied.
The loan was modified between the BWR and lender on xx/xx/2008.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Christina Elaine Bennett filed bankruptcy under Chapter 7 with case xx. As per the voluntary petition, the amount of the claim without deducting the value of the collateral was $71,500.00, and the value of the collateral was xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2004 and terminated on xx/xx/2004.	The modification agreement was made between the lender and borrower on 2/xx/2008. As per the modified term, the new principal balance was $71,554.89, and the BWR promises to pay the monthly P&I of $556.26 with an interest rate of 7.200% beginning on 3/xx/2008. The new maturity date is 9/xx/2028. There is no deferred or forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. The final appraisal report is missing, and as per the tape, the subject property type is manufactured home. The Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached to the final title policy, and the VIN# is not available in the legal description of the recorded mortgage."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86848781	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,180.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.19	7.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2013	$55,255.46	Not Applicable	7.750%	$476.16	06/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx which was recorded on xx in the amount of xx in favor of xx
There is one writ of fieri facias found against the borrower in the total amount of $978.81 in favor of xx, and it was recorded on xx
There is one junior mortgage open against the property in the amount of xx which was recorded on xx and re-recorded on xx with xx
The first and second installments of city taxes for 2024 are paid in the amount of xx on xx and xx/xx/2024.
The first and second installments of combined taxes for 2024 are paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the seller tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current unpaid principal balance is xx The current P&I is $476.16 and the interest rate is 7.750%.	Collections Comments:Currently, the loan is performing.
According to the seller tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment received date is not available. The current unpaid principal balance is xx The current P&I is $476.16 and the interest rate is 7.750%.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on 6/xx/2013. The new modified rate is 7.750% and the borrower promises to pay P&I of xx which began on xx The new principal balance is xx The maturity date is 4/xx/2031.	Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents"	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan document."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan document."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents. Rate lock date is considered 2 months prior to note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55716605	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$926.03	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$323.44	10.625%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	524	517	27.598%	First	Final policy	Not Applicable	Not Applicable	07/xx/2019	$27,191.23	Not Applicable	4.500%	$122.24	07/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a child support lien against the BWR "xx." in favor of "xx," which was recorded on xx The lien amount was not mentioned in the supporting document.
The first installment of county taxes for 2024 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is $122.24, and the interest rate is 4.500%. The UPB is xx	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. The current P&I is $122.24, and the interest rate is 4.500%. The UPB is xx
The RFD is unable to be determined.
The loan was modified on xx
As per the UT dated xx/xx/2025, the foreclosure was initiated by filing the lis pendens on xx According to the rescission of lis pendens located at "xx," the FC was cancelled.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated by filing the lis pendens on xx
Bankruptcy Comments:Not Applicable	The loan was modified between the BWRs and lender on 07/xx/2019. As per the modification agreement, the new modified UPB was xx The borrower agreed to pay the modified monthly P&I of $122.24 with an interest rate of xx starting on xx and continuing until the new maturity date of xx is no deferred or forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83544557	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,032.10	Unavailable	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.44	8.750%	480	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2011	$123,144.63	Not Applicable	5.000%	$956.16	02/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx
No active judgments or liens have been found.
1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Unable to determine the last transaction details. The current P&I is $956.16 with an interest rate of 5.000%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx
The reason for default is not available.
The loan was modified on xx/xx/2011.
The FC was initiated on the loan. xx
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:The FC was initiated on the loan. xx
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.000% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99807243	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,024.24	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$356.88	10.380%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	XX	09/xx/2023	$20,183.44	Not Applicable	8.625%	$149.89	09/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx
There is a state tax lien found against the subject borrower in favor of the xx
There is a civil judgment found against the subject borrower in favor of xx
The 2024 county annual taxes were paid in the amount of xx on xx/xx/2024.
The 2024 Utilities annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is $149.89, and the interest rate is 8.625%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The UPB is $20,101.99.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
The loan was modified on xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
As per tape data, the borrower’s income was impacted by Covid-19. FB plan was approved in the loan that began from xx and ends on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower, Charles Stansbury, and lender, xx, with an effective date of 9/xx/2023, shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $149.89 with a modified interest rate of 8.625% starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	ARM Rider Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per the final title policy located at xx, the property is leasehold. The subject loan originated on xx with a maturity date of xx The lease expiration date is not available in the lease agreement, which is located at xx Policy shows the subject lease period is 99 years. As per PT, there is no cancellation of the leasehold agreement."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. xx search shows an estimated value of xx Current UPB: xx
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider (Lvl 2) "The ARM rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64094256	xx	xx	xx	XX	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$14,042.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,987.06	3.950%	480	xx	xx	Conventional	ARM	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Unavailable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	XX	03/xx/2022	$333,018.89	Not Applicable	3.500%	$1,290.08	03/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There are 02 junior mortgages against the subject property. The first junior mortgage in favor of xx in the amount of xx which originated on xx/xx/1995 and was recorded on xx/xx/1997 with instrument |xx and the second junior mortgage in favor of xx in the amount of xx originated on xx which was recorded on xx with xx
The 1st installment of county taxes for 2024-2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is $1,290.08, and the interest rate is 3.500%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per the tape, the current P&I is $1,290.08, and the interest rate is 3.500%. The UPB is xx
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
The loan was modified on xx
As per the tape data, the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowers, xx, and lender xx, with an effective date of 03/xx/2022, shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.500% starting on xx and continuing until the new maturity date of xx	Balloon Rider Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. xx search shows an estimated value of xx Current UPB is xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38062979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,722.66	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,754.77	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	15.931%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx which was recorded on xx with instrument xx in the amount of xx in favor of MERS as nominee forxx.
No active judgments or liens found.
The annual county taxes for 2023 are paid in the amount of xx on xx/xx/2023.
The annual county taxes for 2024 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $1,754.77 (PITI), which was applied for the due date of xx The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current UPB is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the RFD.
Unable to determine the current occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 20.25 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows early payment default. Further details are not provided. PH is missing from the loan file. As per seller’s tape as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per tape is xxx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96679915	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,543.49	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,293.07	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	733	49.980%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There are 3 active prior mortgages against the subject property which were recorded prior to the subject mortgage. The first senior mortgage was recorded on xx/xx/1988 in the amount of xx with the lender xx, and the second mortgage was recorded on xx in the amount of xx with the lender xx. The third mortgage was recorded on xx/xx/2024 in the amount of xx with the lender xx
There is an active junior subordinate mortgage against the subject property in favor of xx in the amount of xx  originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument | xx
No active judgments or liens were found.
The annual county taxes for 2024 are due in the amount of xx on xx/xx/2025.
The 2023 county annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of $4,527.90 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $3,293.07 with an interest rate of 6.500%.The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 6.500%.The current UPB reflected as per the payment history is xx
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The notice of commencement located at xx, which was recorded on xx shows a general description of improvement as a fence installation. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest 24 months of collection comments.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 6.16 years on the job as an xx. BWR1 has 4.51 years on the second job as a xx
BWR2 has 5 months on the job as an xx with xx. BWR2 has had multiple jobs in the past 2 years.
BWR3 has 1.16 years on the job as a xx. BWR3 has prior employment experience as a xx with xx between xx/xx/2012 and xx/xx/2022 for 10.25 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the realtor of the subject loan is on Freddie Mac’s exclusionary list. Further details not provided. Subject closed 8/xx/24. Value is supported at xx UPB xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32020006	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$3,619.63	$6,983.12	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,643.26	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject property was originated on xx and recorded on xx in favor of xx
No active judgments or liens have been found.
The 1st installment combined taxes for 2024 have been delinquent in the amount of xx due on xx/xx/2024 with good through xx/xx/2025.
2nd installment combined taxes for 2024 have been due in the amount of xx on xx/xx/2025.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $8,410.59 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.990%. The current UPB is xx	Collections Comments:The loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the tape data, the subject property is owner-occupied.
No evidence of post-closing foreclosure and bankruptcy has been found.
No information has been found for damage or repairs.
BWR employment details are not available. BWR qualified using assets.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The revised loan estimate delivery date is less than seven business days from the consummation date. The revised loan estimate delivery date is on or after the initial closing disclosure delivery date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report at the time of closing is missing from the loan file. Post close AUS is available at Pg#805."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows BWR income miscalculation, and the revised DTI is 89%. BWR has over 3 million in assets. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR employment details are not available. BWR qualified using assets, FICO 805, and $1M equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74630224	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,833.15	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,236.70	9.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	725	Not Applicable	35.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx with the lender xx
There is a prior mortgage against the subject property that was originated on xx and recorded on xx in the amount of $172,000.00 in favor of "xx.".
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $1,236.70 and was applied to the due date of xx/xx/2024. The monthly P&I is xx and the interest rate is xx The current UPB is xx	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $1,236.70 and was applied to the due date of xx/xx/2024. The monthly P&I is xx and the interest rate is 9.250%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 3.25 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE	xx	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.827% exceeds APR threshold of 9.820% over by +0.007%. The subject loan is not escrowed."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject 2nd home property gross living area is 408 sqft, which is below the GSE minimum of 500. Further details not provided. xx shows estimated value at xx UPB xx			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65826055	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,116.28	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,248.03	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	35.070%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for ‘xx No active judgments or liens found. The annual county taxes for 2024 were paid on xx/xx/2024 in the amount of xx No prior year taxes are delinquent.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $1,806.50, which was applied for the due date of xx/xx/2024. The current P&I is $1,248.03 with an interest rate of 4.990%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the RFD.
As per the BPO report dated xx/xx/2024 (xx), the subject property is occupied by the borrower.
As per the comment dated xx/xx/2025, the subject property was damaged due to water on xx/xx/2024. The loss amount is xx The borrower received the loss draft check in the amount of xx No comment has been found regarding the completion of repairs.
The comment dated xx/xx/2024 shows that a dispute has been found for payment. Further details not found.
No foreclosure activity has been found.
No bankruptcy details have been found.
BWR has 3 months on the job as a xx Additionally, BWR has 4.91 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of $6,665.52 over by $1,934.60. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $2,199.49."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $6,665.12 over by $1,934.60.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $2,199.49."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. Final CD dated xx/xx/2022 reflects points - loan discount fee at $2,199.49. This is an increase in fee of $2,199.49 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of section C fees and recording fee at $250.00. Final CD dated xx/xx/2022 reflects the sum of section C and recording fee at $292.00. This is a cumulative increase of $17.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.112% exceeds APR threshold of 5.730% over by +0.382%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$68,153.53	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53421014	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,765.04	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,949.22	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.395%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with “xx.”. The subject mortgage was re-recorded on xx/xx/2022 to correct the complete legal description of the DOT.
No active judgments or liens have been found.
The first installment of county taxes for 2024-25 is paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024-25 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 4.91 years on the job as a xx at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $28,016.48 exceeds fees threshold of $21,405.64 over by +$6,610.84.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $7,865.48
Points - Loan Discount Fee paid by Borrower: $18,656.00
Underwriting Fee paid by Borrower: $1,495.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $28,016.48 exceeds fees threshold of $21,405.64 over by +$6,610.84.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $7,865.48
Points - Loan Discount Fee paid by Borrower: $18,656.00
Underwriting Fee paid by Borrower: $1,495.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 5.271% exceeds APR threshold of 5.260% over by +0.011%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.271% exceeds APR threshold of 5.260% over by +0.011%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86980186	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,308.00	12/xx/2024	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,598.60	3.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	25.561%	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$389,239.69	Not Applicable	5.250%	$2,149.40	08/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as xx
There are 02 junior mortgages against the subject property. The first junior mortgage was originated on xx/xx/2006 in favor of xx, in the amount of xx and recorded on xx with instrument |xx. and the second junior mortgage was originated on xx/xx/2019 in favor of xx, in the amount of xx which was recorded on xx
There is a state tax lien found against the borrower in favor of the xx in the amount of xx which was recorded on xx/xx/2008.
There is a civil judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2016.
There is a credit card judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of xx on xx/xx/2025 & xx/xx/2025, respectively.
The 3rd and 4th installments of town taxes for 2024 were paid in the total amount of xx on xx/xx/2024 & xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of $3,351.12, which was applied for the due date of xx The current monthly P&I is $2,149.40 with an interest of 5.25%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $375,732.31.
xx
The modification agreement was signed between the borrower and lender with an effective date of xx
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated in xx
Bankruptcy Comments:According to the PACER, the borrowers xx	This modification agreement signed between the borrower, xx, and lender, xx, with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $2,149.40 with a modified interest rate of 5.250% starting on xx and continuing until the new maturity date of xx	Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
Commitment Fee paid by Borrower: $550.00
4th Quarter Taxes paid by Borrower: $1,822.00"
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL dated after note date."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12769266	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,162.86	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,569.29	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	764	Not Applicable	19.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with “MERS as nominee for xx
There is a prior mortgage active against the subject property in favor of xx in the amount of xx originated on xx/xx/2023 and recorded on xx/xx/2023.
There are 2 prior state tax liens active against the borrower xx in favor of the xx in the total amount of xx recorded on xx and xx/xx/2024.
The combined annual taxes for 2024 are paid in the amount of $5,162.86 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2025. According to payment history as of xx the next due date is xx The current P&I is $6,569.29 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the next due date is xx/xx/2025. The current P&I is $6,569.29 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx
Unable to determine the current occupancy of subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a xx at xx. BWR has prior employment experience as xx between xx/xx/2016 and xx/xx/2023 for 7.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects as-is conditions, and the improvement section shows barn and office doors, a dishwasher, a refrigerator, and a dryer need to be installed. Estimated cost to cure is not available in the loan file. The 1004D/Completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Compliance Testing (Lvl 3)     "The tape shows CD reflect change in APR and was not received by the borrower at least 3 business days prior to the consummation date. Infinity compliance shows loan failed revised closing disclosure delivery waiting period test due to APR becomes inaccurate. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Lock Extension Fee at $3,600.00. Final closing disclosure dated xx/xx/2024 reflects Lock Extension Fee at $4,000.00. This is an increase in fee of +$400.00 for charges that cannot increase. A valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. The subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."			Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8417001	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,024.72	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,410.88	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	711	Not Applicable	9.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior judgment against the borrower in the favor of xx
The annual county taxes for the year of 2023 have been paid in the amount of $3,220.69 on xx/xx/2023.
The annual county taxes for the year of 2024 are due in the amount of $4,024.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,501.13, which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,410.88 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $499,609.95.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $499,609.95.
The occupancy of the subject property is unable to be determined.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The notice of commencement recorded on xx/xx/2024 located at “Ln#xx Pg#17” shows a description of improvement as a pergola. CCs do not show damages.
BWR has been SE for 16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows, no proof in the file which shows that the BWR received revised LE 4 days prior to the consummation date. BWR paid a down payment of 65% of the sales price of the subject property. Initial CD is missing from the loan file. Final CD shows, BWR paid a down payment of $xx. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61258371	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,797.11	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	734	49.761%	First	Short Form Policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with MERS as nominee for xx There is a junior mortgage active against the subject property, which was originated on xx and recorded on xx/xx/2024 with instrument # xx in the amount of xx with the xx
The annual installments of combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $3,621.81 (PITI), which was applied for the due date of xx The current P&I is $2,797.11 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current UPB is xx
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 6 months on the job as a xx with xx, BWR1 had 10 months on the job as a xx at xxl between xx/xx/2022 and xx/xx/2023, and prior to that, BWR1 had 2.08 years on the job as a sales advisor at xx between xx/xx/2019 and xx/xx/2021.
BWR2 has 1.75 years on the job as an xx with xx. BWR2 has prior employment experience as a xx at xx between xx/xx/2018 and xx/xx/2021 for 3.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.76%. Tape shows income miscalculation. Review shows both BWRs have had multiple employments over the last couple of years. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 6 months on the job as a with xx; BWR2 has 1.75 years on the job as anxx with xx, FICO 734, 0X30 since inception, and $xx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2023 reflects cash in the amount of $1,000.00."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.831% exceeds APR threshold of 8.260% over by +0.571%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.849% exceeds APR threshold of 8.260% over by +0.589%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the OK HOEPA higher-priced mortgage loan test due to an APR calculated at 8.849% exceeds APR threshold of 8.260% over by +0.589%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66526375	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,021.83	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,361.49	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	34.441%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx/xx/2024 in the amount of xx with “xx.”. There is a junior mortgage against the subject property originated on xx in favor of xx, in the amount of $7,885.00, which was recorded on xx/xx/2024. The annual combined taxes for 2024 are paid in the amount of $1,021.83 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,873.26, which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx CCs do not show damages. No information has been found regarding BK. No information has been found regarding FC. The loan has not been modified since origination. As per the tape data, the subject property is owner-occupied.
Borrower has 7.83 years on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject property type is a manufactured home. As per UT dated xx/xx/2025, the warranty deed with the vendor's lien (xx) dated on xx/xx/2024 is subject to covenants, restrictions, and conditions."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows subject property is built on a 6-acre lot. Deed and mortgage show 4 acres. Appraisal report is as is, and the lot size is 4.18 acres. No value was given to the subject's storage building as it is considered portable, and the subject requires leveling and a bathroom exhaust fan. The estimated cost to cure these items is $3,000. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount. xx search shows an estimated value at $xx. Current UPB is $xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID disclosure delivery date validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The revised loan estimate delivery date is on the initial closing disclosure delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.949% exceeds APR threshold of 7.600% over by +0.349%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.949% exceeds APR threshold of 7.600% Over By +0.349%. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “Ln#132093 PG# 9” state that the manufactured home with Serial #xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63475383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Not Applicable	Yes	Not Applicable	First	$0.00	$10,753.82	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,732.10	7.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	762	36.399%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2025 was paid in the amount of $5,385.20 on xx
The third installment of county taxes for 2025 is due in the amount of $5,376.91 on xx
The fourth installment of county taxes for 2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2025. As per the payment history tape data as of xx the next due date is xx/xx/2025. The current P&I is $8,732.10 with an interest rate of 7.000%. The current UPB reflected as per payment history tape data is xx	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2025. As per the payment history tape data as of xx/xx/2024, the next due date is xx/xx/2025. The current UPB reflected as per payment history tape data is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
BWR1 has been SE for 13.75 years at xx
BWR2 has 7 months on the job  xx. BWR2 has prior employment experience as a  atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 36%. Tape shows increased DTI of 48%. Review shows 53.52% as lender included BWR1 income 2X. BWR also had 1X30 on prior residence within last 12 months. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR1 has been SE for 13.75 years at xx; BWR2 has 7 months on the job (employed by a family member) as an office administrator at xx, FICO 718, $xx equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94232383	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,265.03	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.83	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	42.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens were found.
The annual county and school taxes for 2024 were paid in the total amount of xx on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $2,502.17, which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current monthly P&I is $1,477.83 with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 3.58 years on the job as a xx with xx. Additionally, BWR has been SE for 3 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is home-style renovation loan is aged more than 15 months from closing and as a result is ineligible for delivery. Further details not provided."
* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects document preparation fee at $125.00. Final CD dated xx/xx/2023 reflects document preparation fee at $325.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86986377	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$314.96	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,645.46	5.875%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	804	801	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx which originated on xx and was recorded on xx/xx/2024.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx which was applied for the due date of xx The current P&I is xx and the interest rate is 5.88%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is an investment. CCs do not show any damage.
BWR1 has 8.08 years on the job as a xx at xx
BWR2 has 20.25 years on the job as a xx at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows the original appraisal was expired, and the updated 1004D was issued after 2 days of closing. Appraised value at $xx. UPB $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5528347	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,338.53	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,535.85	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	43.536%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx which originated on xx and was recorded on xx with instrument |xx
There is a UCC lien found against the subject property in favor of xx which was recorded on xx The supporting document does not specify the lien amount.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of xx which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,535.85 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is unsalable due to LP not being pulled prior to the note date. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41762566	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,032.47	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,079.00	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	703	782	47.042%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx
No active liens and judgments have been found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $2,679.16, which was applied for the due date of xx The current monthly P&I is $2,079.00 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current monthly P&I is $2,079.00 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 2 months on the job as an xx at xx. BWR1 had multiple jobs in the past 2 years.
BWR2 has 20.83 years on the job as a captain/arson investigator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed APR APOR spread threshold test. Infinity compliance result shows the loan failed the QM APR threshold test."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to an APR calculated 9.435% exceeds APR threshold of 8.680% over by +0.755%.
Loan failed qualified mortgage APR threshold test due to an APR calculated 9.435% exceeds APR threshold of 8.680% over by +0.755%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.435% exceeds APR threshold of 7.930% over by +1.505%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29055654	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,092.37	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.93	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	791	820	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx and was recorded on xx/xx/2022 with the instrument |xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $1,251.93 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,251.93 with an interest rate of 7.750%. The current UPB reflected as per the tape data is xx	Collections Comments:As per tape, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the tape data is xx
No foreclosure activity has been found.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the property occupancy is stated as investor.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00%. Net operative income is $19,800.00, and annual payments (debt service) are $23,589.00. DSCR ratio is xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan closed at xx LTV exceeds the xx LTV threshold allowed. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90161986	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$156.52	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.80	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	47.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for ‘xx,’ and it was recorded on xx/xx/2024.
No active judgments against the borrower/subject property/owner have been found.
The combined taxes for 2024 were paid on xx in the amount of $156.52.
No prior year taxes are delinquent.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $1,237.74 which was applied for the due date of xx The current monthly P&I is $935.80 with an interest rate of 6.375%. The current UPB reflected as per the tape data is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the tape data is xx
No bankruptcy details have been found.
The RFD is unable to be determined.
Unable to determine the current occupancy of subject property.
BWR has 6.16 years on the job as a xx at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows AUS is ineligible due to the subject property being changed to a manufactured home, and the AUS eligible findings were lost. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation document attached to the mortgage, which is located at xx, shows the home is affixed permanently to the land with VIN/serial no. #xx. The manufacture rider is attached with the recorded mortgage (xx)."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56044176	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,533.47	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,109.82	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	801	Not Applicable	43.877%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender MERS as nominee for xx., in the amount of xx which was recorded on xx
No active judgments or liens have been found.
Parcel#xx
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
Parcel #xx
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is $1,109.82 with an interest rate of 7.625. The current UPB is xx

Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is $1,109.82 with an interest rate of 7.625. The current UPB is xx
No foreclosure activity has been found.
No bankruptcy details have been found.
The RFD is unable to be determined.
Unable to determine the current occupancy of subject property.
BWR has 12.66 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate HUD-1 Closing Statement Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is $xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Revised CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $967.46. This is an increase fee in the amount of +$967.46 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents. CE was tested based on revised CD dated 0xx/xx/2024."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78342367	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$782.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,307.30	5.875%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	814	Not Applicable	35.009%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The mortgage was re-recorded on xx to add a tax exemption rider.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual water charges have been delinquent in the amount of xx which were due on xx
No prior year’s delinquent taxes have been found.	The entire PH is missing. As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current interest rate is 5.875%.The UPB is xx	Collections Comments:The current status of the loan is performing.
The entire PH is missing. As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx As per tape, the current interest rate is 5.875%.The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR receives VA benefit income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects lender credit at $3,868.00. Final CD dated reflects lender credit at $0.00. This is a decrease of $3,868.00 for a fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows FEMA did not establish a flood zone for the subject property, and the flood certificate is missing from the loan documents. Further details not provided."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77247839	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$786.88	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,812.95	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	36.229%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes of the year for 2024 are paid in the amount of xx on xx/xx/2024.
The water charges have been due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $4,555.79 which was applied for the due date of xx/xx/2025. The current P&I is $3,812.95 with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 5 years on the job as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows first-time homebuyer education certificate is missing from the loan file. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64244109	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,614.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$829.46	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	20.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with “MERS as nominee for xx
No active judgments or liens have been found.
The annual county taxes of the year for 2024 are paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The details of the last payment received are not available. The current P&I is $829.46 with an interest rate of 6.99000%. The current UPB reflected as per tape data is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx current UPB reflected as per the tape data payment history is xx
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.33 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test.
The following fee was included in the test:
Administration Fee paid by Borrower: $1,085.00."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows collateral issue. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17238387	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,384.52	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,700.00	$2,132.92	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	700	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with “MERS as nominee for xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 were paid in the amount of xx
No prior year’s delinquent taxes have been found.	The subject mortgage was originated on xx/xx/2024, and the first payment date is xx/xx/2024. As per the tape as of xx the next due date is xx and the current UPB is xx	Collections Comments:The current status is performing.
The subject mortgage was originated on xx/xx/2024, and the first payment date is xx/xx/2024. As per the tape as of xx/xx/2024, the next due date is xx and the current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments (debt service) are xx and the debt service cover ratio (DSCR) is 0.89, which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does not meet minimum FICO score of 720, DSCR of 1, interest-only terms, and BWR is a first-time investor that is not allowed on DSCR loans. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35116085	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$10,613.15	$10,610.97	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,766.85	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	16.173%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of xx
The water/sewer charges for 2025 are due in the amount of xx on xx/xx/2025.
The annual combined taxes for 2024 are delinquent in the amount of xx on xx/xx/2024, which are good through xx/xx/2025.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $7,036.76, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx The current P&I is xx and the interest rate is 8.500%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 52.25 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance delivery and timing test for revised CD dated xx/xx/2024. Document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated xx/xx/2024 reflects Rate extension fee at $4,500.00. Final CD dated xx/xx/2024 reflects Rate extension fee at $8,000.00. This is an increase in fee of +$3,500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2024 and the 3-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $2,968.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $3,433.00. This is a cumulative increase of +$168.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan closed as cash-out refinance at xx LTV exceeds the 70% LTV threshold allowed for rural property. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.759% exceeds APR threshold of 8.440% over by +0.319%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14838865	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,967.92	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,459.34	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	32.437%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx with the lender, xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of xx
The annual utilities/MUD taxes for 2025 were due on xx in the amount of $298.00.
The water/sewer charges were due in the amount of $92.86 on xx
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is xx and the interest rate is 6.490%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $2,889.46 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $2,459.34, and the interest rate is 6.490%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has 3 months on the job as an xx. BWR has prior employment experience as an] at xx between xx/xx/2021 and xx/xx/2023 for 2.50 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $505,407.57. Calculated finance charge is $505,764.57 for an under disclosed amount of -$253.92. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year.

The loan failed TRID total of payments test. Total of payment disclosed on final CD as $896,275.90. Calculated total of payments is $896,632.90for an under disclosed amount of -$103.92. The disclosed total of payments of $896,275.90 is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows MI was not disclosed correctly. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91978989	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,391.69	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,754.66	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	800	34.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is one prior notice of federal tax lien (IRS lien) found against the borrower in the favor of the xx in the amount of xx which was recorded on xx
For parcel # xx
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
For parcel # xx
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx Details of the last payment received and current P&I are not available. As per tape, the interest rate is 7.500%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. Details of the last payment received and current P&I are not available. As per tape, the interest rate is 7.500%. The UPB is xx
The reason for default is not available.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 16.5 years on the job as a xx at xx
BWR2 receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1 with a sales price of $xx, is closest to the subject property. Comps could not be located within .5 miles of the subject due to lot size, and the comps required gross adjustments ranging from 33.3% to 179.2%, mostly due to land size but also condition and GLA. xx search shows an estimated value of $xx. Current UPB is $xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68740802	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,116.48	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.10	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	45.063%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xxx
There is a junior mortgage that was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender “xx” for the amount of xx
The first and second installments of county taxes for 2023 were paid in the amount of $1,116.48.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $976.51, which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $733.10, and the interest rate is 8.000%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the current condition of the subject property.
BWR has 6.41 years on the job as a certified vet tech at the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #2, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2023 reflects cash to in the amount of $250.00."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 reflects Credit Report Fee at $100.00. Final CD dated xx/xx/2023 reflects Credit Report Fee at $137.00. This is an increase fee in the amount of +$37.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41317831	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$334.63	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$265.85	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	759	47.019%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
No active judgments or liens were found.
The annual county taxes for 2020 to 2024 were paid in the amount of xx on different dates.
The annual water charges for 2025 have been due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of $406.92 which was applied for the due date of xx/xx/2024. The current monthly P&I is $265.85 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current monthly P&I is $265.85 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
The appraisal report is completed as is. The photos addendum shows the laundry area needs to be repainted, the 2nd-floor bathroom ceiling paint requires, the vanity tub needs replacing, and there is a crack in the brick veneer and a window peeled off. The cost of repair is not available. The 1004D is missing from the loan file. No evidence is available to confirm the current status of repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 employment details are not available.
BWR2 has been SE at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report shows as-is conditions. Tape and appraisal show subject is in poor to fair C5 condition in need of interior and exterior repairs. Estimated cost to cure is not available in the loan file. Updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2023 and delivered on xx/xx/2023 which is on the consummation date xx/xx/2023."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $58,469.80. Calculated finance charge is $58,594.80 for an under disclosed amount of -$125.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12439527	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$936.08	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,015.50	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	40.017%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx. in the amount of xx which originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx
There is a prior medical lien found against the borrower in favor of xx, which was recorded on xx
The annual county taxes for 2023 were paid in the amount of $936.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of $1,248.51 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,015.50 with an interest rate of 6.630%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.

BWR has 2.33 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject closed with a DPA loan of $xx, and the state agency would not purchase the loan. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents. Post-closure DU is available at xx 1REM and 2REM Loan Package pg#191."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18176606	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,971.76	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$997.61	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	33.305%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens have been found.
The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/2024, and the first payment date is xx/xx/2025. According to payment history tape data as of xx/xx/2024, the next due date is xx and the current UPB is xx	Collections Comments:The current status of the loan is performing.
The loan originated on xx/xx/2024, and the first payment date is xx According to payment history tape data as of xx/xx/2024, the next due date is xx and the current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 3.08 years on the job as a xx of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU submitted at closing is missing from the loan documents. Subject loan closed on xx/xx/2024 and post-closing AUS dated xx/xx/2024 is available in the file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the lender did not approve the condo project as the special assessments had been planned, and the HOA obtained loans to finance improvement or deferred maintenance in the amount of $xx. Further details not provided. Elevated for client review."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49950977	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,498.82	12/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$600.39	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	47.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx No active liens and judgments have been found. Annual county taxes for 2024 were paid in the amount of xx on xx No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,273.15, which was applied on xx The current P&I is $600.39, and the interest rate is 3.00%. The current UPB reflected in payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected in payment history is $132,081.88.
As per the collection comment dated xx/xx/2024, the RFD was loss of income.
No bankruptcy-related details have been found.
As per the collection comments, the foreclosure was initiated inxx
As per the collection comment dated xx/xx/2023, the borrower stated that the subject property was damaged by the fire in July 2023. As per the collection comment dated xx/xx/2024, the subject property was not livable at that time. The borrower filed a claim for fire. As per the collection comment dated xx/xx/2024, the loss draft check was received in the amount of $119,258.63 on xx/xx/2024. Unable to confirm the current condition and repair status of the subject property.
BWR receives SSI and retirement income.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated inxx
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl 3) "xx search indicates that the subject OO property was listed for rent on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.15%. Tape shows rental income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR receives SSI and retirement income, FICO 786, and $xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated 0xx/xx/2021 reflects Points - Loan Discount Fee at $890.00. This is an increase in fee of +$890.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2021.Initial CD dated xx/xx/2022 reflects lender credit at $712.00. Final CD dated 0xx/xx/2021 reflects lender credit at $ 0. This is decrease of +$712.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that cannot increase 10% tolerance test. Initial LE dated xx/xx/2021 reflects Recording Fee at $60.00. Final CD dated 0xx/xx/2021 reflects Recording Fee at $90.00. This is an increase in fee of +$24.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase case, originated on 0xx/xx/2021, and the 1-year SOL has expired.

.."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.16% as the borrower’s income is $4,460.25 and total expenses are in the amount of $2,103.38 and the loan was underwritten by LP Locator xx and its recommendation is Accept with a DTI of 47%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$119,258.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92831228	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,870.28	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,118.97	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	25.029%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with “MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes of the year for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx in the amount of $2,485.50, which was applied for the due date of xx The current P&I is $2,118.97, and the interest rate is 7.500%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 1.25 years on the job as a xx with xx. BWR has prior employment experience as a xx with xx between xx/xx/2013 and xx/xx/2022 for 9 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66474359	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,164.16	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,613.88	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	716	703	39.624%	Second	Short Form Policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with "xx.".
There is a prior mortgage against the subject property. The prior mortgage was originated on xx and recorded on xx in the amount of xx with the lender "xx.".
The first and second installments of county taxes for 2024/2025 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,613.88 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,613.88 with an interest rate of 10.500%. The current UPB is $144,288.41.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,613.88 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,613.88 with an interest rate of 10.500%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 4 months on the job as a xx with xx. BWR1 has prior employment experience as a sr.xx2 with xx between xx/xx/2019 and xx/xx/2024 for 5.08 years.
BWR2 has 5.75 years on the job as a xxwith xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows subject originated as a second lien non-QM loan without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows the subject valued at $xx. Current UPB is $xx."
* Compliance Testing (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2024 is more than 60 calendar days after the consummation date xx/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that are in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $1,159.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,113.20. This is a cumulative increase of +$45.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on 0xx/xx/2024 and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.177% exceeds APR threshold of 9.880% over by +1.297%. The subject loan is not escrowed.

																																																																																								Loan failed the CA AB 260 Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.177% exceeds APR threshold of 9.880% over by +1.297% The subject loan is not escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8743933	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$850.75	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.61	5.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	705	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in favor of “MERS as nominee for xx.” for the amount of xx which was recorded on xx
No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2024 were paid in the total amount of xx
No prior year delinquent taxes have been found.
The latest payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2024, the borrower has been delinquent for 8 months and the next due date for the payment is xx/xx/2024. The last transaction details are not available. The current UPB reflected as per tape data is xx	Collections Comments:The current status of the loan is collection.
The latest payment history is missing from the loan file. According to the payment history tape data, the borrower is currently 08 months delinquent with the loan, and the next due date is xx The last transaction details are not available. The current UPB reflected as per the tape is xx
Unable to determine the reason for default.
As per the seller tape data, the subject property is owner-occupied.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the borrower is on the FB plan.
No evidence has been found regarding damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.75%. Tape shows BWR2 income miscalculation. The revised DTI is 72%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR2 has 2 months on the job as a xxwith xx. BWR2 has prior employment experience as a xx with xx between xx/xx/2015 and xx/xx/2022 for 6.5 years. FICO 686, $xx equity in the subject, and $369 residual income."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $4,346.00 Exceeds Fees threshold of $3,863.92 Over by +$482.08.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,346.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $4,346.00 Exceeds Fees threshold of $3,863.92 Over by +$482.08.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,346.00"
* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan documents"	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.756%, the borrower income is $1,950.00 and total expenses are in the amount of $950.75 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 48.756%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99378471	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$392.00	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$330.63	3.375%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	34.379%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
There is a medical lien found against the borrower in favor of the xx in the amount of xx which was recorded on xx/xx/2023.
The 2024 city annual taxes are due in the amount of xx on xx/xx/2025.
The 2024 combined annual taxes were paid in the amount of $392.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month on the loan, and the next due date is xx The last payment was received on xx/xx/2024 in the amount of $485.74, which was applied for the due date of xx The current P&I is $330.63 with an interest rate of 3.375%. The current UPB reflected as per payment history is xx	Collections Comments:The current status of the loan is collection.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month on the loan, and the next due date is xx The current UPB reflected as per payment history is xx
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

BWR has 7 months on the job as a xx with xx. BWR has prior employment experience as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal was more than 120 days old at closing and expired at closing. The appraisal update is available in loan documents. xx search show an estimated value of $xx. Current UPB is $xx. Further details not provided."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations for lender originator total net income test.
Below fees were included in the test:
Mortgage Insurance Premium paid by Borrower: $0.25
Mortgage Insurance Premium $1,286.00
Points - Loan Discount Fee paid by Borrower: $919.12
Underwriting Fee paid by Borrower: $1,100.00"
* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject is an uninsured government loan, and case number is canceled. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is less than 3 business days from the consummation date xx/xx/2020."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1787194	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$388.24	$474.03	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.34	6.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	51.068%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $85.79 on xx
Annual city taxes for the year 2024 are delinquent in the amount of $388.24, and good through xx	As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $1,264.49 with the interest rate of 6.500%, which was applied for the due date of xx The current UPB is xx	Collections Comments:The loan is performing and the next payment is due on xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,264.49 which was applied for xx
Unable to determine the occupancy of the subject property.
No evidence for foreclose and bankruptcy has been found.
No repairs and damages have been found.
BWR has 2.66 years on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $76.23.
Loan estimate dated xx/xx/2024 does not reflect Verification Fee. Final CD dated xx/xx/2024 reflects Verification Fee at $139.00.
This is a cumulative increase in fee of $215.23 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on final CD dated xx/xx/2024. Revised CD dated xx/xx/2024 reflects lender credit at $677.53, Final CD dated xx/xx/2024 reflects lender credit at $0.00. This is decrease of $677.53 for fee which has 0% tolerance test. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan approved under FHA $100 down program is uninsurable as the subject is not a HUD owned property. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20834606	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,253.47	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.72	6.000%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	533	Not Applicable	45.200%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
No active judgments or liens were found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx in the amount of $1,842.15 which was applied on xx/xx/2024. The current monthly P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 6.08 years on the job as an xx with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows an FHA uninsurable loan, and the underwriter did not update the appraised value and used the prior value for qualifying the loan in less than 12 months. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6405013	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	No	Not Applicable	First	$0.00	$3,103.78	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.68	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	712	761	47.949%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
No active judgments or liens were found.
The 1st installment of county taxes for 2023 was paid in the amount of xx
The 2nd installment of county taxes for 2023 was paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $1,853.08 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,408.68 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $219,805.90.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property is owner occupied.
BWR1 has 13 years on the job as a xx with xx.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows subject is NOO as BWR listed property for rent after purchase. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search reflects an estimated value of $xx. The current UPB is $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 47.95%. Tape shows the subject is NOO, as the BWR rented the property after closing causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 13 years on the job as a xx. BWR2 receives social security income, FICO 712 and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96640536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,980.39	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,745.20	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	667	49.909%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 4 credit card judgments found against the subject borrower in the total amount of $8,399.51 filed by different plaintiffs, which were recorded on xx/xx/2018, xx/xx/2020, xx/xx/2024, and xx/xx/2024.
The 2024 combined annual taxes were paid in the amount of $6,980.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/2024 with a first payment date of xx/xx/2025. As per the payment history dated xx/xx/2025, the next due date is xx/xx/2025. The current interest rate is 6.99%, and P&I is $3,745.20, and UPB is $563,500.00.	Collections Comments:The current status of the loan is performing.
As per the payment history dated xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 3.08 years on the job as a xx
  BWR2 has 8.66 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The subject loan is FHA uninsured, and the tape shows APR increased by more than 0.125% and no new waiting period established. Infinity CE result shows the loan failed higher price and safe harbor test. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $21,060.28 exceeds fees threshold of $16,606.24 over by +$4,454.04.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $14,087.50
Points - Loan Discount Fee paid by Borrower: $6,972.78

Loan fails Qualified mortgage lending policy points and fees test due to fees charged $21,060.28 exceeds fees threshold of $16,606.24 over by +$4,454.04.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $14,087.50
Points - Loan Discount Fee paid by Borrower: $6,972.78"	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.202% exceeds APR threshold of 7.900% over by +0.302%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.198% exceeds APR threshold of 7.900% over by +0.298%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83452832	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,244.97	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,519.63	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	46.832%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/2025 in the amount of $2,135.86, which was applied for the due date of xx The current monthly P&I is $1,519.63 with an interest rate of 7.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx current UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The occupancy of the subject property is unable to be determined.
No damage and repairs have been found.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 4.50 years on the job as a xx with the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows property has health and safety issues. Appraisal and seller disclosure show subject was affected by an earthquake that caused cracks in the foundation. Foundation piers were previously repaired. Mold was found in the property based on mold inspection in file. No 1004D in file. CCs do not show damage. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65698327	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	$922.24	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$393.79	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	Yes	744	Not Applicable	30.697%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2nd installment of combined taxes for 2024 is due in the amount of $449.59 on xx/xx/2025.
The 1st installment of combined taxes for 2024 was paid in the amount of $449.59 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $618.46 which was applied for the due date of xx/xx/2025. The current monthly P&I is $393.79 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $58,432.09.
PH shows a large transaction in the amount of $4,198.88 on xx/xx/2024, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The collection comment dated xx/xx/2024 shows the payments are made by the borrower.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $58,432.09.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
Appraisal and tape show the need for multiple interior and exterior repairs, including but not limited to significant exterior wood rot, an electric panel missing its cover with exposed wiring, a subject foundation that was missing mortar in multiple sections, and dampness in the basement due to the intrusion of rainwater. There is no evidence found indicating repairs have been completed. CCs do not show damages.
The occupancy of the subject property is unable to be determined.
BWR has 7.91 years on the job as  xx at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal show multiple interior and exterior repairs, including but not limited to significant exterior wood rot, an electric panel missing its cover with exposed wiring, a subject foundation that was missing mortar in multiple sections, and dampness in the basement due to the intrusion of rainwater. The estimated cost to cure is $5,250. Updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. xx search shows an estimated value at $xx. Current UPB is $xx."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89772846	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,229.27	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,066.76	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	738	772	49.997%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is a junior mortgage originated on xx/xx/2023 in favor of xx
There is a prior judgment against the borrower in favor of xx.
Annual county taxes for 2024 were paid in the amount of $5,980.10 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,709.97 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,066.76 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $288,684.90.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $288,684.90.
As per the collection comment dated xx/xx/2024, the RFD was an excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
BWR1 has been SE for 9.58 years at xx.
BWR2 has 5.58 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Hazard Insurance Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.99%. Tape shows the lender did not include the monthly payment of the auto loan debt in the DTI calculation. The revised DTI is 57%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been SE for 9.58 years at xx. BWR2 has 5.58 years on the job as a xx at xx 738, 2X30 since inception, $xx equity in the subject, and $4,663 residual income."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents. Settlement services provider list is missing from loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
401565	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,678.40	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,225.15	6.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	43.094%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024 were due on xx/xx/2025 and xx/xx/2024 in the amount of $1,762.22.
No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,225.15 with an interest rate of $6.875%. The current UPB is $482,500.00.	Collections Comments:The current status of the loan is performing.
The loan originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,225.15 with an interest rate of $6.875%. The current UPB is $482,500.00.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The borrower has 4.83 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan does not meet the FHA flipping requirements. At the time of the sales contract, the seller was vested in the title for less than 90 days. Further details not provided. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2024, and the price of the prior sale or transfer was $xx. The current sale price is $xx. Appraisal shows a complete remodel both inside and out.  The exterior/interior were painted, new windows installed, new flooring, kitchen/bathrooms remodeled, new appliances, designer fixtures and LED lighting. xx search shows an estimated value of $xx. Current UPB $xx."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Compliance Testing (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 7.989% exceeds APR threshold of 7.882% over by +0.107%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51330448	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,136.08	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,085.15	6.475%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	775	43.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023-2024 were paid in the total amount of $11,136.08 on xx/xx/2024 & xx/xx/2024.
The 1st installment of county tax for 2024-2025 is due in the total amount of $6,124.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $6,764.63, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,085.15 with an interest rate of 6.475%. The current UPB reflected as per the payment history is $636,255.51.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $636,255.51.
According to servicing comment dated xx/xx/2024, the subject property is affected due to natural disaster.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

BWR1 has 12.08 years on the job asxx
BWR2 has 1.50 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application dated xx/xx/2023 signed by originator is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows subject loan was repurchased due to parcel issues as there are 3 parcels and two dwelling units; 2 parcels are taxed with a dwelling on each of the 2 parcels. Review of the appraisal report confirms 3 parcels and 2 dwelling units. Further details not provided. xx search shows an estimated value at $xx. Current UPB is $xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5063961	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,793.24	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$938.62	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	36.008%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is a junior mortgage against the subject property that was originated on xx
The first and second installments of county taxes for 2024 were paid in the total amount of $1,793.24.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,200.00 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $938.62, and the interest rate is 6.500%. The current UPB is $145,306.32.	Collections Comments:The current status is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,200.00 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $938.62, and the interest rate is 6.500%. The current UPB is $145,306.32.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 25.25 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the last payment was received for the due date of xx/xx/2024 on xx/xx/2024 that was reversed on xx/xx/2024 due to insufficient funds. PH also reflects the same. As per PH as of xx/xx/2024, the borrower is 1 month delinquent, and the next due date is xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 36%. The tape shows undisclosed debt. The revised DTI is 53%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 25.25 years on the job as an xx FICO 691, $xx equity in the subject, and $2,347 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 does not reflect Funding, Wire, or Disbursement Fee, Lock extension, Processing Fee, Underwriting Fee and Tax Service Fee. Final, CD dated xx/xx/2023 reflects Funding, Wire, or Disbursement Fee, Lock extension, Processing Fee, Underwriting Fee and Tax Service Fee at 2,005.25
Loan estimate dated xx/xx/2023 reflects Loan Origination Fee at $1,295.00. Final, CD dated xx/xx/2023 reflects Loan Origination Fee at $1,485.00. This is a cumulative increase in fee of $2,195.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15491810	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,228.48	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$794.88	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	49.328%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 10 state tax liens found against the subject borrower in the total amount of $94,889.93 filed by the xx, which were recorded on different dates.
There is an IRS lien against the borrower in favor of thexx in the amount of $301,744.87, which was recorded on xx/xx/2011.
There are 10 civil judgments found against the borrower in the total amount of $47,189.66 filed by different plaintiffs and recorded on different dates.
There are 3 credit card judgments found against the borrower in the total amount of $462,179.76 filed by different plaintiffs and recorded on different dates.
There is a hospital lien found against the borrower in favor of xx in the amount of $2,088.00, which was recorded on xx/xx/2016.
The 2025 city annual taxes are due in the amount of $2,228.48 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,052.72, which was applied for the due date of xx/xx/2025. The current monthly P&I is $794.88 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $120,275.57.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $120,275.57.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence of damage or repair has been found.
As per tape data, the subject property is owner-occupied.
BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID xx as per the NMLS website."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations for the interest rate test due to interest rate calculated 6.875% exceeds interest rate threshold of 6.750% over by +0.125%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI 49.32%. Tape shows an undisclosed debt with a monthly payment of $526.00. The revised DTI is 73.97%. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives pension income, FICO 641, $xx equity in the subject, and $555 residual income."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18898780	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,599.81	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,252.87	9.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	36.534%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens and judgments have been found.
Annual county taxes for the year of 2024 have been paid in the amount of $1599.81 on xx/xx/2024.
No prior year delinquent taxes have been found.	As per the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Last payment was received on xx/xx/2024 in the amount of $3,700.00 which was applied on xx/xx/2025. Current P&I is $3,252.87 and the interest rate is 9.625%. The UPB is reflected in the amount of $381,284.80.	Collections Comments:The loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is reflected in the amount of $381,284.80.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No damage and repairs have been found.
BWR has been SE for 2.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows asset reserves are less than 6 months for the subject loan closed at LTV of 90%. The bank statement in the file shows $35,504.46, and the cash-to-close requirement is $xx. BWR has $xx net after closing. Reserves requirement estimated to be $xx. BWR has 716 FICO, approved at 35%. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.861% exceeds APR threshold of 8.580% over by +1.281%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69616575	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,375.22	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,177.47	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	655	731	48.697%	First	Final policy	Not Applicable	Not Applicable	10/xx/2024	$467,265.49	Not Applicable	3.990%	$1,949.98	11/xx/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx
There is a UCC lien found against the subject property in favor ofxx, which was recorded on xx/xx/2024.
The 1st, 2nd, and 3rd installments of county taxes for 2024 were paid in the total amount of $2,534.01 on different dates.
The 4th installment of county taxes for 2024 is due in the total amount of $843.81 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,725.00, which was applied for the due date of xx/xx/2025. The current P&I is $1,949.98, and the rate of interest is 3.990%. The current UPB reflected as per the payment history is $466,072.57.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $466,072.57.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the borrower's forbearance plan expired on xx/xx/2024.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 2.41 years on the job as an xx with the xx.  BWR2 has 6 months on the job as a xx. BWR2 had multiple jobs in the past.   BWR3 has 10 years on the job as a xxwith xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 10/xx/2024. As per the modified term, the new principal balance is $467,265.49. The monthly P&I is $1,949.98 with an interest rate of 3.990% beginning on 11/xx/2024 and a maturity date of 10/xx/2064. There is no deferred balance and principal forgiven amount.	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.69%. Tape shows supporting documents for BWR2 REO property and mortgage payment to determine DTI accurately are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR1 has 2.41 years on the job as an xx. BWR2 has 6 months on the job as a xx. BWR3 has 10 years on the job as a xx FICO 655, and $xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $5,365.60.
Loan estimate dated xx/xx/2021 does not reflect Appraisal Review Fee. CD dated xx/xx/2021 reflects Appraisal Review Fee at $175.00.
This is a cumulative increase in fee of $5,540.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.589% exceeds APR threshold of 4.570% over by +0.019%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.589% Exceeds APR threshold of 4.570% Over By +0.019%. Subject loan is escrowed."
* LE/CD Issue date test Fail (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report at the timing of closing is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.697%, the borrower income is $16,523.96 and total expenses are in the amount of $8,046.62. AUS report is missing from the loan documents. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24271587	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,722.34	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,051.12	9.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	744	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2024 county annual taxes were paid in the amount of $5,493.45 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,302.87 which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,051.12 with an interest rate of 9.130%. The current UPB reflected as per the payment history is $372,719.47.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $372,719.47.
Unable to determine the RFD.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44303846	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,233.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,729.93	9.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	21.593%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is a state tax lien found against the subject borrower in favor of the xx in the amount of $5,453.64, which was recorded on xx/xx/2024.
There is a civil judgment found against the subject borrower in favor of xx. in the amount of $1,861.96, which was recorded on xx/xx/2023.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,058.61, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,729.93 with an interest rate of 9.375%.The current UPB reflected as per the payment history is $207,234.33.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $207,234.33.
As per the servicing comment dated xx/xx/2024, the reason for default is loss of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has been SE for 4.08 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance is failing for state regulations PA license validation test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations for the interest rate test due to rate calculated 9.375% exceeds rate threshold of 6.750% over by +2.625%."
* Loan does not conform to program guidelines (Lvl 3)     "As per the seller tape issue, the borrower is to reinstate 1/24. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $207,234.33."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.877% exceeds APR threshold of 8.420% over by +1.457%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94901205	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$355.75	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.38	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	23.744%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens and judgments have been found.
Annual county taxes for the year of 2024-2025 were paid in the amount of $355.75.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $606.90 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $514.38 with an interest rate of 6.375%. The current UPB is $79,661.44.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $79,661.44.
Unable to determine the RFD.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 10 months on the job as a xx. BWR has prior employment experience as a xx with xx between xx/xx/2021 and xx/xx/2021 for 9 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 23.74%. Tape shows BWR's FICO dropped after removing 2 accounts that the BWR wasn't responsible for. The credit report shows only two active tradelines, and one of them is an authorized user account, and the loan lost AUS approval. Further details are not provided. The subject loan originated on xx/xx/2023. BWR has 10 months on the job as a xx BWR has prior employment experience as axx between xx/xx/2021 and xx/xx/2021 for 9 months, FICO 794, and $xx equity in the subject."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $109,711.12. Calculated finance charge is $110,028.12 for an under disclosed amount of -$317.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2023 and the 1 year SOL is active."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60385804	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,274.84	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,494.77	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	42.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is a state tax lien found against the borrower in favor of thexx in the amount of $1966.43, which was recorded on xx/xx/2025.
The 2024 county annual taxes were paid in the amount of $2,274.84 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,845.19 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $413,649.43. The current P&I is $2,494.77 and the interest rate is 5.750%.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The unpaid principal balance is $413,649.43.
Unable to determine the RFD.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been SE for 6 years and 5 months at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows recent delinquency and the borrower became current by making 2 payments beginning of December 2024. Further details were not provided. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,845.19 which was applied to the due date of xx/xx/2024."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43%. The tape shows SE income misrepresentation as two years of BWR's SE history could not be verified by the tax preparer. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 6 years and 5 months at xx, FICO 560, and $xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $1,445.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,406.83. This is an increase in fee of $961.83 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on 0xx/xx/2022 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13949657	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,607.26	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,936.35	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	799	46.764%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 is paid on xx/xx/2024 in the amount of $3,303.63.
The second installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of $3,303.63.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,873.26, which applied for xx/xx/2025. The current P&I is $5,936.35 with an interest rate of 6.125%. The current UPB is $974,136.69.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,873.26, which applied for xx/xx/2025. The current P&I is $5,936.35 with an interest rate of 6.125%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 has 2 years on the job as a xx with xx BWR2 did not qualify with income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "Tape shows subject has one address and is zoned agricultural with 2 ADUs. Subject is a SF on 12 acres with a xx and a work shop that is not habitable. Both of the additional buildings are rented out. Parcel number is for 2 lots containing the 3 buildings (with 3 separate addresses) and the acreage."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Occupancy concerns - (Lvl 3) "Tape shows subject is a second home. File shows subject is OO with 2 additional buildings. BWR purchased the property in 2022 and built a 4300 SF home."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90674752	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,393.66	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,925.46	8.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	46.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated xx
No active judgments or liens were found.
The first installment of county taxes for 2024 is paid in the amount of $1,196.83 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the total amount of $1,196.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,258.76 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,925.46 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $241,170.79.	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
According to the collection comments dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been self-employed for 21.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to the initial CD missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape defect shows EPD. The next due date is xx/xx/2025. Current UPB as of the date reflected in the provided payment history is $241,170.79."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of $930.85."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.262% exceeds APR threshold of 8.690% over by +0.572%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52603335	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,536.22	Unavailable	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,794.55	7.875%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	703	703	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated xx No active judgments or liens were found. The annual county taxes for 2023 are paid in the amount of $2,081.00 on xx/xx/2023. The annual county taxes for 2024 are due in the amount of $5,536.22 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the first payment due date is xx/xx/2024, and the borrower has been delinquent for 4 months, and the next due date is xx/xx/2024. The current P&I is $1,794.55 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $247,500.00.	Collections Comments:Currently, the loan is in foreclosure.
According to payment history as of xx/xx/2025, the first payment due date is xx/xx/2024, and the borrower has been delinquent for 4 months, and the next due date is xx/xx/2024. The current UPB is $247,500.00.
No information has been found regarding the forbearance plan.
As per the comment dated xx/xx/2024, the subject property was damaged due to natural disaster and the cost to cure is $7,000.00. Further details not provided.
As per the comment dated xx/xx/2024, the subject property was tenant-occupied.
As per the comment dated xx/xx/2024, the reason for default is loss of income from the tenant.
As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025, and the FC was put on hold due to AOM. Further details are not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025, and the FC was put on hold due to AOM. Further details are not provided.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. The first payment was due on xx/xx/2024. According to payment history as of xx/xx/2025, the first payment due date is xx/xx/2024, and the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current UPB is $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17234019	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,064.00	01/xx/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$988.21	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	25.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one junior mortgage against the subject property that was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $11,310.23 with the lender "xx.".
The annual combined taxes for 2024 were paid in the amount of $2,064.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,284.97 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $988.21 with an interest rate of 6.375%. The current UPB is $154,591.24.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,284.97 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $988.21 with an interest rate of 6.375%. The current UPB is $154,591.24.
As per the comment dated xx/xx/2023, the RFD was illness of the BWR.
As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024. According to the comment dated, FC was put on hold as the loan was reinstated.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.

BWR was qualified using a post-close offer letter as a xx at xx. Previously, BWR has 1.25 years on the job as axx, and prior to that, BWR has prior employment experience as xx between xx/xx/2018 and xx/xx/2021 for 3.33 years.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024. According to the comment dated, FC was put on hold as the loan was reinstated.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed page is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.62%. Tape shows BWR did not disclose working for family business. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR was qualified using a post-close offer letter as a xx. Previously, BWR has 1.25 years on the job as a xx, FICO 674, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47516190	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.98	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	769	Not Applicable	44.733%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
There is a junior mortgage originated on xx
The combined annual taxes for 2024 have been paid in the amount of $563.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,700.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,256.98 with an interest rate of 6.750%.The current UPB is reflected as per the payment history: $191,584.75.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $191,584.75.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No bankruptcy details have been found.
No damage and repairs have been found.
BWR has 3.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 44.73%. Tape shows subject loan was deemed ineligible for purchase as the lender did not satisfy DTI requirement within allotted time period. Further details not provided. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.33 years on the job as a xx 769, 0X30 since inception, and $xx equity in the subject."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of $2,500.00"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46292364	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,204.96	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$336.19	6.375%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	804	Not Applicable	18.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $4,204.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025 in the amount of $634.94, which was applied for the due date of xx/xx/2025. The current monthly P&I is $336.19 with an interest rate of 6.375%.The current UPB reflected as per the payment history is $38,509.34.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $38,509.34.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has 2 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 7.475% exceeding the APR threshold of 7.310% by +0.165%. The subject loan is not escrowed as hazard insurance reserves were not collected at closing. Also, the tape shows the loan did not have an escrow account, which is required for HPML loans. The subject loan originated on xx/xx/2024, and the 1-year affirmative defense period is open."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB $xx."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $23,999.59. Calculated finance charge is $24,224.34 for an under disclosed amount of -$224.75. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.475% Exceeds APR threshold of 7.310% Over By +0.165%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32850478	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,988.31	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,616.64	7.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	41.506%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for the year 2024 are due in the amount of $3,988.31 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,439.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,616.64 with an interest rate of 7.490%. The current UPB reflected as per the payment history is $511,715.47.	Collections Comments:According to the payment history, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB, as per the payment history, is $511,715.47.
According to the seller's tape data, the subject property is owner-occupied.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.

BWR has 3 years on the job as a xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71084221	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,370.45	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$916.93	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	39.498%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $4,370.45 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,342.67 which was applied for the due date of xx/xx/2025. The current monthly P&I is $916.93 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $142,300.79.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $142,300.79.
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
The appraisal report is as is, and the photo addendum shows significant wood damage due to water intrusion; interior ceilings show signs of past water leakage, and the HVAC unit has some issues; the interior needs repainting, and some exterior wood needs repairs and painting. The screen needs to be replaced on the back porch, and the lamp posts and front porch columns need repair. No evidence is available to confirm the current status of repairs.
BWR has 6.83 years on the job as axx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is, and the photo addendum shows significant wood damage due to water intrusion; interior ceilings show signs of past water leakage, and the HVAC unit has some issues; the interior needs repainting, and some exterior wood needs repairs and painting. The screen needs to be replaced on the back porch, and the lamp posts and front porch columns need repair. The wood and pest inspection report by a licensed professional is missing from the loan documents."	* Cash out purchase (Lvl 3) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $843.68."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49950710	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,815.90	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,997.22	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	741	38.223%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2024 were paid in the amount of $2,815.90.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,997.22 which was applied to the due date of xx/xx/2025. The unpaid principal balance is $300,253.19. The current P&I is $1,997.22 and the interest rate is 6.990%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The unpaid principal balance is $300,253.19.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

BWR1 receives SSI and retirement income.
  BWR2 receives SSI income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $129.00
Underwriting Fee paid by Borrower: $1,149.00
Verification Fee paid by Borrower: $50.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan does not meet seasoning period requirement for cash-out refinance. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41293709	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,825.04	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,858.38	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	49.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is a junior mortgage active against the subject property in the amount of xx
There are two civil judgments active against the prior owner in favor of xx recorded on xx/xx/2020 and xx/xx/2021 in the amounts of $6530.95 and $2689.08.
The annual county taxes for the year 2023 are paid in the amount of $2,740.00 on xx/xx/2024.
The first and second installments of county taxes are due in the total amount of $2,825.04 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is delinquent for 2 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,334.64 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,858.38 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $366,399.43.	Collections Comments:According to payment history, currently the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is delinquent for 2 months, and the next due date is xx/xx/2024. The UPB, as per the payment history, is $366,399.43.
As per the collection comment dated xx/xx/2025, the RFD was an excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
BWR has 5.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.905% exceeds APR threshold of 8.320% over by +0.585%. Subject loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "The sellers tape data show EPD. According to payment history as of xx/xx/2025, the borrower is delinquent for 2 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.905% exceeds APR threshold of 8.320% over by +0.585%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41045368	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,378.16	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$427.78	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	44.067%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage open against the subject property originated on xx/xx/2024 in favor of xx
The first installment of county taxes for 2024 was paid in the amount of $1,378.16 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $1,378.16 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the amount of $427.78, which was applied to the due date of xx/xx/2025. The current P&I is $427.78 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $54,862.02.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $54,862.02.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR receives VA benefits and pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.06%. Tape shows rental income used for qualification was not supported as the property was being renovated and not listed for rent. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives VA benefits and pension income, FICO 767, 0X30 since inception, and $xx equity in the subject."	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92536048	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,914.15	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$496.04	8.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	44.398%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property in favor of xx
The first installment of county taxes for 2024 has been paid in the amount of $957.08 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $957.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025, and the next due date for payment is xx/xx/2025. The P&I is $496.04, and the interest rate is 8.625%. The UPB reflected as per the payment history is $49,725.69.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The UPB reflected as per the payment history is $49,725.69.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR receives SSI and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Subject originated as a second lien loan, and the tape shows the loan fails the HPML test, and a full appraisal is required. Infinity compliance result also fails HPML test. Subject loan is escrowed. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not  reflect AVM Fee. Final CD dated xx/xx/2024 reflects AVM Fee at $30.00. This is an increase in fee of +$30.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2024, and the 1-year SOL is active."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject FHA approved at 51.64%. Review shows lender miscalculated both BWRs income and the revised DTI is 57%. Lender defect. Subject originated 5/xx/22 and the 3 year SOL will expire on 5/xx/25. BWR1 has 4 years on the job as a xx. FICO 756."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.938% exceeds APR threshold of 8.910% over by +0.028%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36768939	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,215.69	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,347.80	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	34.059%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a dissolution of marriage with children judgment (divorce) in favor of xx
The first and second installments of county taxes for 2024 have been paid in the total amount of $1,451.75.
The first and second installments of county taxes for 2025 are due in the total amount of $7,215.69 on xx/xx/2025 and xx/xx/2025.
  No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,145.83 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $4,347.80 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $731,980.47.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $731,980.47.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using an offer letter as a xx. BWR has prior employment experience as a xx between xx/xx/2013 and xx/xx/2024 for 10.91 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed as a 7/1 ARM, and a review of the note shows the document shows the subject is an ARM loan with the first change date after 7 years and subsequent rate changes after 1 year. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16858168	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,353.14	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,449.44	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	43.374%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $3,353.14 on xx/xx/2024 & xx/xx/2025, respectively. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was made on xx/xx/2025 in the amount of $3,449.44, which was applied to the due date of xx/xx/2025. The current P&I is $3,449.44 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $511,178.69.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $511,178.69. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR has 4 months on the job as xx. BWR has prior employment experience as axx between xx/xx/2021 and xx/xx/2024 for 2.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows disputed account not updated as expected. The credit report shows a collection account with a remaining balance of $1250 disputed by BWR. Further details are not provided. BWR has 4 months on the job as an xx 565, and $xx equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/xx/2024. Notary's signature date on the Mortgage/Deed of Trust is 10/xx/2024. Note date is 10/xx/2024."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49053963	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,944.48	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,546.16	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	42.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
  There is a UCC judgment against the borrower in favor of xx
The annual installment of county taxes for 2024 was paid in the amount of $1,944.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,022.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,546.16 with an interest rate of 6.490%. The current UPB is $706,264.40.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
CCs do not show damages.
No information has been found regarding BK.
No information has been found regarding FC.
The loan has not been modified since origination.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
BWR has been SE for 6 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.19%. Tape shows SE and rental income miscalculation. Revised DTI is 53.98%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 6 years at xx, FICO 764, 0X30 since inception, $xx equity in the subject, $7,642 residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21195935	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,170.32	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$595.25	8.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	725	Not Applicable	31.408%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property that was originated on xx/xx/2022 in favor of xx
The first, second, and third installments of county taxes for 2024 were paid on xx/xx/2024, xx/xx/2024, and xx/xx/2025 in the total amount of $1,630.34.
The fourth installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $542.58.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $595.25, which was applied to the due date of xx/xx/2025. The current P&I is $595.25 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $59,219.74.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $59,219.74.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.

BWR has 19.5 years on the job as anxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Subject originated as a second lien loan and tape shows the loan fails the HPML test, and a full appraisal is required. Infinity compliance result also fails HPML test. Subject loan is escrowed. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The loan failed the TILA post-consummation revised closing disclosure foreclosure rescission finance charge test due to the finance charge disclosed on final CD as $47,917.37. Calculated finance charge is $48,017.37 for an under-disclosed amount of -$100.00. The subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. xx shows estimated value of $xx. Current UPB $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.873% exceeds APR threshold of 8.830% over by +0.043%. Subject loan is escrowed.
																																																																																								Loan failed qualified mortgage safe harbor threshold test APR calculated 8.873% APR threshold 8.830% over By +0.043%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77462988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$1,818.62	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,803.98	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	36.600%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx
There is a state tax lien found against the subject borrower in the amount of $8,312.15 in favor of the xx
The first installment of the county taxes for 2024 was paid on xx/xx/2024 in the amount of $909.31.
The installment of the county taxes for 2024 is due on xx/xx/2025 in the amount of $909.31.
No delinquent tax has been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the amount of $3,289.56, which was applied to the due date of xx/xx/2025. The current P&I is $2,803.98 with an interest rate of 6.25%. The current UPB reflected as per the payment history is $445,837.19.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
 BWR has been SE for 7.16 years at xx. Additionally, the BWR receives child support income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is. Tape and appraisal report show termite activity on the stem wall inside of the subject's garage, and a termite certification by a licensed termite professional is required. The estimated cost to cure is not available in the loan file. 1004D/termite inspection report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,073.00. This is an increase in fee of +$1,073.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is Purchase case, originated on xx/xx/2023 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3477617	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,688.83	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,497.73	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	775	630	45.977%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a civil judgment found against the borrower in favor of xx
The annual combined taxes for 2024 were paid in the amount of $5,688.83 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,363.74 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,497.73 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $257,101.72.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $257,101.72.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the collection comment dated xx/xx/2023 the borrower’s income was impacted by the covid-19 pandemic. As per tape data, the borrower was granted forbearance with deferred payment, and the total payoff amount is $268,010.53.
As per servicing comment dated xx/xx/2024, the property was impacted by disaster.
BWR1 has 10.08 years on the job as a xx with xx
BWR2 has 10.91 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed APOR test. Infinity compliance result shows the loan failed the HPML and QM Safe Harbor threshold test. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.530% exceeds APR threshold of 4.570% over by +0.960%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.277% exceeds APR threshold of 4.570% over by +0.707%. Subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.98% as the borrower’s income is 11,898 and total expenses are in the amount of $5,470.54 and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of 45.98%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 7/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is 7/xx/2021. Note date is 7/xx/2021."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83736094	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$8,572.02	$20,425.38	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,909.97	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	42.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There is an active prior mortgage that was originated on xx
There is a credit card judgment against xx. The SSN mentioned in the supporting document is inconsistent with the subject borrower’s SSN.
The first installment of county taxes for 2024/25 was paid in the amount of $10,212.69 on xx/xx/2024.
The second installment of county taxes for 2024-25 is due on xx/xx/2025 in the amount of $10,212.69.
The first and second installments of county taxes for 2023 have been delinquent, which was due on xx/xx/2024 and xx/xx/2024 in the amount of $8,582.02, good through on xx/xx/2025.
According to payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the mount of $9,527.40 on xx/xx/2025, which was applied to the due date for xx/xx/2025. The current P&I is $8,909.97 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $1,187,370.35.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx
As per the collection comment dated xx/xx/2024, the RFD was loss of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
BWR has been SE for 4.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at $2,100.00. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $32,856.00. This is an increase fee in the amount of +$30,756.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2023, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows EPD. According to payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,190,221.53."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5455677	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,064.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,422.15	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	37.778%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The first installment of combined taxes for 2023 was paid in the amount of $1,032.00 on xx/xx/2024.
The second installment of combined taxes for 2023 is due in the amount of $1,032.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,963.90, which was applied to the due date of xx/xx/2025. The current P&I is $1,422.15 with an interest rate of 6.50%. The current UPB reflected as per the payment history is $222,049.95.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $222,049.95.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 4 months on the job as axx. BWR has prior employment experience as a xxwith xx between xx/xx/2021 and xx/xx/2023 for 1.50 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
Broken Admin Fee paid by Borrower: $205.00
Fraud Report Fee paid by Borrower: $14.00
Lender's Title Insurance Policy paid by Borrower: $175.00
MERS paid by Borrower: $25.00
Redon Inspection paid by Borrower: $150.00
Tax Service Fee paid by Borrower: $52.00
Title Courier Fee paid by Borrower: $40.00
Title Examination Fee paid by Borrower: $250.00
Whole House Inspection paid by Borrower: $465.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41251746	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,902.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.92	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	795	49.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,902.00 on xx/xx/2024 & xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,090.43, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,357.92 with an interest rate of 4.50%. The current UPB reflected as per the payment history is $248,713.57.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

BWR1 has been SE for 10.33 years at xx.
BWR2 has been SE for 10.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	3: Curable	* Missing Required Disclosures (Lvl 3) "The home loan toolkit is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.410%, as the borrower's income is $4,903.22 and total expenses are in the amount of $2,422.66 and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 49.41%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75986992	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,616.00	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$717.78	6.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	28.279%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property is in favor of the xx, and the second junior mortgage against the subject property is in favor of the xx
The 1st installment of combined taxes for 2023 was paid in the amount of $808.00 on xx/xx/2024.
The 2nd installment of combined taxes for 2023 was due in the amount of $808.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $930.03, which was applied for the due date of xx/xx/2025. The current monthly P&I is $717.78 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $113,630.82.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $113,630.82.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

BWR has 4.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for prohibited fees test.
The below fees were included in the test:

Closing Fee paid by Borrower: $600.00
Title - IA Title Guaranty Fee paid by Borrower: $175.00
Title Examination Fee paid by Borrower: $200.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan is uninsured by the FHA as secondary finance provider on the loan is not HUD approved. FCD reflects two secondary finance loans of $12,900 and $2,500 used on the subject loan. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD reflects cash to borrower in the amount of $193.70."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 reflects pest inspection fee $135.00. Final CD dated xx/xx/2023 reflects pest inspection fee at $150.00. This is an increase of +$5.00 for charges that cannot increase. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50594102	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,090.00	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.81	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	38.195%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens were found.
The 1st installment of combined taxes for 2023 was paid in the amount of $545.00 on xx/xx/2024.
The 2nd installment of combined taxes for 2023 is due in the total amount of $545.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $795.31 which was applied for the due date of xx/xx/2025. The current monthly P&I is $522.81 with an interest rate of 8.00%. The current UPB reflected as per the payment history is $70,656.54.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $70,656.54.
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 4.58  years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged 8.755% exceeds fees threshold of 8.430% Over by +0.325%.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $800.00
Points - Loan Discount Fee paid by Borrower: $112.58"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test.
Below fees were included in the test:
Escrow Holdback- Impound Fee paid by Borrower: $719.00
Recording Service Fee paid by Borrower: $6.00
Title Examination Fee paid by Borrower: $225.00
Title Guaranty Fee paid by Borrower: $175.00"
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured home. Tape and file show AUS was run with the incorrect property type as SFR detached. Further details not provided."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Final CD reflect escrow hold back in the amount of $719.00, No proof of release was found from the loan document."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU submitted at closing is missing from the loan documents. Subject loan closed on xx/xx/2024 and post-closing AUS dated xx/xx/2024 is available in the file. Subject is a manufactured home and appraisal is completed on form 1004C March 2005. Post close AUS shows appraisal must be completed on form 1004 March 2005."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.19%. The tape reflects an increased DTI of 40.98%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.58 years on the job as a xx, FICO 713, 0X30 since inception, $xx equity in the subject, and $2,182 residual income."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.841% exceeds APR threshold of 8.430% over by +0.411%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 8.755% Exceeds APR threshold of 8.430% Over By +0.325%. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at Loan File Package xx Page#2, the subject property is a manufactured home. The manufactured home rider located at xx and the affidavit of affixation document is available in loan files located at xx, state that the manufactured home with VIN/Serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31022063	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,456.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.99	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	29.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior medical lien found against the borrower in favor of xx
The 1st installment of combined taxes for 2023 was paid in the amount of $1,228.00 on xx/xx/2024.
The 2nd installment of combined taxes for 2023 is due in the amount of $1,228.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,841.76, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,348.99 with an interest rate of 6.00%. The current UPB reflected as per the payment history is $221,549.79.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $221,549.79.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has 4.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 29.13%. Tape shows an issue with the continuation of the BWR salary. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.91 years on the job as a xx, FICO 763, 0X30 since inception, and $xx equity in the subject."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation prohibited fees test. The following fees were included in the test:
Employment Verification paid by Borrower: $92.66
Regulatory and Compliance Fee paid by Borrower: $350.00
Title IA Guaranty Fee paid by Borrower: $175.00
Transfer Fee paid by Borrower: $550.00."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $265,274.95. Calculated finance charge is $265,582.61 for an under disclosed amount of -$307.66. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active.

																																																																																								Downgraded to Level 2 as the subject loan is a purchase case originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46717272	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,316.44	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$443.64	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.133%	First	Final policy	Not Applicable	Not Applicable	02/xx/2012	$68,301.82	Not Applicable	6.750%	$412.10	03/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The first installment of combined taxes for 2023 was paid in the amount of $1,158.00 on xx/xx/2024.
The second installment of combined taxes for 2023 is due in the amount of $1,158.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $808.62, which was applied to the due date of xx/xx/2025. The current P&I is $412.10 with an interest rate of 6.75%. The current UPB reflected as per the payment history is $57,667.80.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $57,667.80.
The loan was modified on xx/xx/2012 with the principal balance of $68,301.82.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification was made between the borrower, xx, with an effective date of 2/xx/2012, showing the modified principal balance of $68,301.82. The borrower agreed to pay the modified monthly P&I of $412.10 with a modified interest rate of 6.75% starting on 03/xx/2012 and continuing until the new maturity date of 02/xx/2052. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased from Fannie Mae on xx/xx/2013. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed prohibited fees test.
The below fees were included in the test:

Tax Related Service Fee paid by Borrower: $63.00
Extension Fee/Mornet Fee paid by Borrower: $171.00
Title Examination Fee paid by Borrower: $150.00
Funding, Wire, or Disbursement Fee paid by Borrower: $15.00
Title Guaranty paid by Borrower: $110.00
Recording Service Fee paid by Borrower: $3.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test as final TIL is missing from the loan document."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98358476	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,106.00	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$407.83	4.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	28.215%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active liens and judgments have been found.
The 1st installment of combined taxes for the year of 2023 was paid in the amount of $553.00 on xx/xx/2024.
The 2nd installment of combined taxes for the year of 2023 is due in the amount of $553.00 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $621.11, which was applied for the due date of xx/xx/2025. The current monthly P&I is $407.83 with an interest rate of 4.00%. The current UPB reflected as per the payment history is $74,351.68.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $74,351.68.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

BWR has 2 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for prohibited test.
The below fees were included in the test:

Closing Fee paid by Borrower: $500.00
Title Examination Fee paid by Borrower: $200.00"
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured by FHA. Further details not provided."	* MI, FHA or MIC missing and required (Lvl 2) "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77754664	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$415.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$991.89	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	38.038%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
Annual county taxes for 2024 were paid in the amount of $415.00 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,105.47 which was applied to the due date of xx/xx/2025. The current P&I is $991.89 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $135,628.63.	Collections Comments:As per the review of the servicing comments the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $135,628.63.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR has 8 months on the job as xx Previously, BWR had 1 month on the job as a loan processor at xx between xx/xx/2023 and xx/xx/2023, and prior to that, BWR had 2 months on the job as a xx at xx, and prior to that, BWR was a xx with xx between xx/xx/2018 and xx/xx/2021 for 3.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the brokerage/finder fee test due to fees charged $5,026.55 exceed fees threshold of $2,736.00 over by +$2,290.55.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,881.00
Points - Loan Discount Fee paid by Borrower: $55.55
Points - Loan Discount Fee paid by Seller: $1,400.00
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $895.00."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape show agency did not agree with the comps, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1, with a sales price of $xx, is closest to the subject property. xx search shows an estimated value of $xx. Current UPB $xx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32329675	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,674.60	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,056.59	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	741	48.018%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 04 credit card judgments found against the borrower in the total amount of $27,799.12 filed by different plaintiffs & recorded on different dates.
The 2024 county annual taxes were paid in the amount of $6,407.33 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,678.32, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,056.59 with an interest rate of 4.75%. The current UPB reflected as per the payment history is $376,515.98.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $376,515.98.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.

BWR1 has 1.08 years on the job as a xx at xx. Previously, BWR1 was SE between xx/xx/2018 and xx/xx/2021 for 2.91. BWR2 has 1.08 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the investor did not validate the asset statements. Bank statements in the file show $xx in assets; cash to close required $xx. Further details not provided. The subject loan originated on xx/xx/2022. BWR1 has 1.08 years on the job as a xx. BWR2 has 1.08 years on the job as a xx, FICO 741, 0X30 in the last 24 months, and $xx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.018%, as the borrower’s income is $9,078.00 and total expenses are in the amount of $4,359.11 and the loan was underwritten by AUS/DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.02%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10246667	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,183.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,273.24	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	627	45.492%	First	Final policy	Not Applicable	Not Applicable	12/xx/2023	$279,321.76	Not Applicable	3.375%	$1,061.23	01/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a state tax lien against the borrower xx in favor of the xx Tax status to follow.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,841.16, which was applied to the due date of xx/xx/2025. The current P&I is $1,061.23 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $275,677.37.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $275,677.37.
As per the collection comment dated xx/xx/2023, the reason for default was the death of the borrower.
The loan was modified on xx/xx/2023 with the modified principal balance of $279,321.76.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR1 has 5.75 years on the job as a xx with xx.
BWR2 receives social security income.
BWR3 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the lender and borrower on 12/xx/2023. As per the modified term, the new principal balance is $279,321.76. The borrower promised to pay the monthly P&I of $1,061.23 with an interest rate of 3.375% beginning on 1/xx/2024 and a maturity date of 12/xx/2063.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower has had some late payments in the past. The loan was modified in Jan-2024. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45%. Tape shows housing payment of second home was miscalculated. The revised DTI is 46%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.75 years on the job as a xx. BWR2 receives social security income. BWR3 receives social security income, FICO 627, $xx equity in the subject, and residential income $3,137."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliance is failing for state regulations PA license validation test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.511%, as the borrower's income is $5,810.41 and total expenses are in the amount of $2,643.26 and the loan was underwritten by LP (xx) and its recommendation is accept with a DTI of 45%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74015349	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,539.62	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,251.55	13.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	579	Not Applicable	48.729%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens were found.
The 1st installment of county taxes for 2024/25 was paid in the amount of $2,269.81 on xx/xx/2024.
The 2nd installment of county taxes for 2024/25 was due in the amount of $2,269.81 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,849.09, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,251.55 with an interest rate of 13.250%. The current UPB is $199,545.71.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,849.09, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,251.55 with an interest rate of 13.250%. The current UPB is $199,545.71.
No information has been found regarding BK and FC.
The comment dated xx/xx/2024 shows that the subject property is occupied by the unknown party.
The comment dated xx/xx/2025 shows the disaster's impact on the subject property. Further details not found.

BWR receives SSI income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed TRID delivery and timing test. Infinity compliance result shows the loan passed the TRID delivery and timing test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "LoanComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $6,295.00. Exceeds fees threshold of $5,713.81, over by +$581.19. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $5,000.00 Underwriting Fee paid by Borrower: $1,295.00

The loan failed the Qualified Mortgage APR Threshold Test due to an APR charged of 13.829%, with an APR threshold of 9.540% over by +4.289%.

Loan failed QM Safe Harbor threshold test due to APR calculated 13.829% Exceeds APR threshold of 8.790% Over By +5.039%. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects a recording fee of $476.00. CD dated xx/xx/2024 reflects Recording fee at $581.00. This is a cumulative increase of $57.40 for charges that in total cannot increase more than 10%. COC for an increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,295.00. Exceeds Fees threshold of $5,713.81 over by +$581.19. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $5,000.00 Underwriting Fee paid by Borrower: $1,295.00

Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 13.829%, exceeds APR threshold of 9.540% over by +4.289%."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46837956	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,457.93	01/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,390.01	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	624	677	44.165%	First	Final policy	Not Applicable	Not Applicable	12/xx/2024	$526,036.85	Not Applicable	6.000%	$2,894.33	01/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
There are three credit card judgments against the BWR "xx," which were filed by the different plaintiffs in the total amount of $13,423.96, which were recorded on different dates.
The first and second installments of county taxes for the year 2025 were due on xx/xx/2025 and xx/xx/2025 in the amount of $5,457.93.
The first and second installments of county taxes for the year 2024 were paid on xx/xx/2024 and xx/xx/2024 in the amount of $5,069.32.
There are delinquent water/sewer charges in the amount of $242.16 with the good-through date of xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,500.00 (PITI) and was applied to the due date of xx/xx/2023. The current monthly P&I is $2,894.33, and the interest rate is 6.00%. The current UPB is $526,036.85. The due dates are moved from xx/xx/2023 to xx/xx/2025 as the loan was modified on xx/xx/2024.	Collections Comments:The current status is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $526,036.85.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
As per the tape, the BWR's income was impacted by the COVID. No comments have been found regarding the FB plan.
As per the comment dated xx/xx/2023, the foreclosure was initiated. No comments have been found regarding the complaint filed and judgment. According to the comment dated xx/xx/2023 and the notice of trustee's sale located at "xx," the FC sale date has been scheduled for xx/xx/2023, and as per the comment dated xx/xx/2023, the sale was cancelled due to modification. The comments dated xx/xx/2024 and xx/xx/2025 show that FC was closed as the loan was modified on xx/xx/2024.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 4.50 years on the job as a xx.
BWR2 has 12.83 years on the job as a xx.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated. No comments have been found regarding the complaint filed and judgment. According to the comment dated xx/xx/2023 and the notice of trustee's sale located at "xx," the FC sale date has been scheduled for xx/xx/2023, and as per the comment dated xx/xx/2023, the sale was cancelled due to modification. The comments dated xx/xx/2024 and xx/xx/2025 show that FC was closed as the loan was modified on xx/xx/2024.
Bankruptcy Comments:Not Applicable	The loan was modified between the BWRs and lender on 12/xx/2024. As per this modification agreement, the new principal balance is $526,036.85, and the borrower promised to pay principal and interest in the amount of $2,894.33 at a rate of 6.000% beginning on 1/xx/2025. According to this agreement, the new maturity date will be 12/xx/2064. There is no deferred or forgiven amount.	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape defect shows "loss of income due to COVID, and the loan was modified in December 2024." As per the modification agreement located at "xx," the loan was modified on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 76%. Tape shows AUS recommendation is ineligible and the lender was not initially able to modify due to loss of income due to COVID. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL is expired. BWR1 has 4.50 years on the job as a xx. BWR2 has 12.83 years on the job as a xx, FICO 624, and $xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2019 reflects Points - Loan Discount Fee at $2,835.94. Initial loan estimate dated xx/xx/2019 reflects Appraisal Fee at $1,200.00. Final CD dated xx/xx/2019 reflects Appraisal Fee at $1,875.00. This is a cumulative increase in fees of +$3,510.94 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2019, and the 3-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.815% exceeding the APR threshold of 5.600% over by +1.215%. The subject loan is not escrowed. The subject loan originated on xx/xx/2019, and the 1-year affirmative defense period has expired."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. 1004D shows construction of the property is completed. xx search shows an estimated value at $xx. Current UPB is $xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.165%, as the borrower income is $7,994.51 and total expenses are in the amount of $3,530.76. AUS report is missing from the loan documents."		Critical	Fail	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40451132	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,214.09	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,792.87	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	758	Not Applicable	46.004%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2024 were paid in the amount of $2,214.09 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,792.87, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,792.87 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $200,162.70.
PH shows large transactions on Nov-2023, March-24, and April-24 in the amounts of $8000.00, $10,000.00, and $15,000.00, respectively. CCs of the same dates show these are BWR payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $200,162.70.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has 1.58 years on the job as axx BWR has prior employment experience as an xx between xx/xx/2021 and xx/xx/2022 for 9 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Realtor search shows an estimated value at $xx. Current UPB is $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 46.00%. Tape shows property is NOO due to misrepresentation, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1.58 years on the job as a xx, FICO 758, 1X30 since inception. $xx equity in subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at $3,111.00. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $3,460.80. This is an increase fee in the amount of +$349.80 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx/xx/2023 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15945009	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,302.34	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,870.01	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	22.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 was paid in the amount of $6,151.17 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $6151.17 on xx/xx/2025.
No prior year delinquent taxes have been found.
The loan was originated on xx/xx/2024, and the first pay date is xx/xx/2025. As per the payment history as of xx/xx/2025, the next due date as per tape is xx/xx/2025. As per the tape, the current P&I is $4,870.01, and the interest rate is 7.00%. The UPB is $732,000.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024, and the first pay date is xx/xx/2025. As per the payment history as of xx/xx/2025, the next due date as per tape  is xx/xx/2025. The UPB is $732,000.00.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per tape data, the subject property is owner-occupied.
BWR has 8 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows association indicates outstanding repairs that affect the safety and structural soundness are still not completed. A review of the condo association documents shows a special assessment of $xx has been approved for waterproofing, replacement of window glass, exterior wood materials and painting of exterior surfaces of the building. The engineer's certificate by a licensed professional verifying the completion of repairs and structural integrity of the condo project is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68515705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,782.38	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,267.41	5.500%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	33.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,782.38 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,615.94 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,267.41 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $275,504.36.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $275,504.36.
Unable to determine the occupancy of subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWR has 15.5 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows that the subject loan is unsaleable due to the condo project no longer being approved by the agencies. Further details not provided. xx search shows an estimated value of $xx. Current UPB is $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54801534	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$86.57	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.76	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	20.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first, second, and third installments of county taxes for the year 2025 have been paid in the total amount of $262.32 on different dates.
The fourth installment of the county taxes for the year 2025 is due in the amount of $86.57 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $820.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.76 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $115,377.40.	Collections Comments:The loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB, as per the payment history, is $115,377.40.
According to the seller's tape data, the subject property is owner-occupied.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
BWR has 3.50 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 20.89%. Tape shows asset misrepresentation. Bank statements in the file show $xx, and post-close verification of the bank account shows that BWR had $xx in total assets that do not satisfy the cash-to-close requirement of $xx. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.50 years on the job as a xx, FICO 808, 0X30 since inception, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46441850	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,458.83	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,986.23	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	796	31.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2024 were paid in the amount of $7,458.83 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2025. According to the latest payment history as of xx/xx/2025, the next due date is xx/xx/2025. The unpaid principal balance is $577,150.00. The current P&I is $3,986.23 and interest rate is 7.375%.
Collections Comments:The loan is currently performing.
The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2025. According to the latest payment history as of xx/xx/2025, the next due date is xx/xx/2025. The unpaid principal balance is $577,150.00.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The appraisal report reflects as-is conditions. The photos addendum shows water damage on the 2nd floor siding and window trim. The estimated cost to cure is not available in the loan file. CCs do not show damage. Unable to determine whether the repairs have been completed.

BWR1 has 7 years on the job as a xx.
  BWR2 has 6.41 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows water damage on 2nd floor siding and window trim. Estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows IPC (interested party contribution) exceeds the borrower's closing cost. The final CD reflects a seller credit of $13,747 exceeding closing costs of $11,131. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing in loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22097608	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,607.05	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,470.42	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	657	693	47.843%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2024 county annual taxes were paid in the amount of $3,462.77 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,102.42 which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,470.42 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $616,125.69.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape, the subject property is owner-occupied.

BWR1 has started a new job as an xxC.
Previously, borrower has 3.08 years with xx.
BWR2 has been SE for 4.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows subject loans APR exceeds threshold. The infinity compliance result shows that the loan failed the HPML test and the subject loan is escrowed. Further details not provided."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 9.133% exceeds APR threshold of 8.290% over by +0.843%."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.206% exceeds APR threshold of 7.540% over by +1.666%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.133% exceeds APR threshold of 7.540% over By +1.593%. Subject loan is escrowed.

																																																																																								Loan failed qualified mortgage APR threshold test due to APR calculated 9.133% exceeds APR threshold of 8.290% over by +0.843%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41439294	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,897.52	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,068.29	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	760	721	49.677%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that was originated on xx
The annual county taxes for 2024 were paid in the amount of $7,581.62.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,991.70 which was applied to the due date of xx/xx/2025. The unpaid principal balance is $431,902.84. The current P&I is $3,068.29 and the interest rate is 7.625%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The unpaid principal balance is $431,902.84.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

BWR1 has 3.83 years on the job as an xx.
  BWR 2 has 2.25 years on the job as a xx.
  BWR 3 has 25.16 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $14,949.00 exceed fees threshold of $12,496.06 over by +$2,452.94.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,100.00
Points - Loan Discount Fee paid by Borrower: $9,654.00
Underwriting Fee paid by Borrower: $1,195.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $14,949.00 exceed fees threshold of $12,496.06 over by +$2,452.94.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,100.00
Points - Loan Discount Fee paid by Borrower: $9,654.00
Underwriting Fee paid by Borrower: $1,195.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1 with a sales price of $xx, is closest to the subject property. Redfin search shows an estimated value of $xx. Current UPB is $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22022043	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,384.50	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,375.02	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	46.943%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $1,384.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,979.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,375.02 with an interest rate of 7.625%. The current UPB is $193,844.51.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,979.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,375.02 with an interest rate of 7.625%. The current UPB is $193,844.51.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied

BWR has 1.83 years on the job as xx.
Previously borrower has 3.91 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to the completion of the $xx repairs. The estimated cost to complete the repairs is $93,696. The final 1004D report is missing from the loan documents. The final CD reflects the escrow holdback in the amount of $127,143.70."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2024 reflects escrow holdback in the amount of $127,143.70. Proof for release of escrow holdback is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape shows TRID violation. Infinity compliance result shows the loan fail TRID tolerance test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 9.480% Exceeds APR threshold of 8.570% Over By +0.910%. Subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Prohibited Fees First Lien test.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $165.13"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Mortgage Broker Fee. CD dated xx/xx/2024 reflects Mortgage Broker Fee at $4,371.05.
Loan estimate dated xx/xx/2024 does not reflect Homestyle Draw Inspection fee. CD dated xx/xx/2024 reflects Homestyle Draw Inspection fee at $2,050.00.
Loan estimate dated xx/xx/2024 does not reflect Verification fee. CD dated xx/xx/2024 reflects Verification fee at $75.00.
This is a cumulative increase in fee of $6,496.05 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects Lender Credit at $1,031.31,  Final CD dated xx/xx/2024 reflects Lender at $0.00 This is decrease of $1,031.31 for fee which has 0% tolerance test."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Freddie Mac public guidelines) QM APR Test due to APR calculated 9.480% Exceeds APR threshold of 8.570% Over By +0.910%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.606% exceeds APR threshold of 7.820% over by +1.786%. This loan is compliant with regulation 1026.35(b), (c) and (d). Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.480% Exceeds APR threshold of 7.820% Over By +1.660%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40789713	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,512.49	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.95	5.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	49.052%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
Annual county taxes for the year 2024 have been paid on xx/xx/2024 in the amount of $6,251.99.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,337.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,803.95 with an interest rate of 5.500%. The current UPB reflected as per payment history is $315,959.19.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is $315,959.19.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.

BWR has 2 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $12,794.35 Exceed Fees threshold of $8,940.21 Over by +$3,854.14.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $8,737.14
Points - Loan Discount Fee paid by Borrower: $4,057.21

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 6.457% Exceed APR threshold of 8.606% Over By -2.149%. Subject loan is escrowed.

Loan fails FHA QM Rebuttable Presumption Test due to Fees charged $12,794.35 Exceed Fees threshold of $8,940.21 Over by +$3,854.14.
The below fees were included in the test
Mortgage Broker Fee paid by Borrower: $8,737.14
Points - Loan Discount Fee paid by Borrower: $4,057.21"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $12,794.35 Exceeds Fees threshold of $8,940.21 Over by +$3,854.14.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $8,737.14
Points - Loan Discount Fee paid by Borrower: $4,057.21"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan is refinanced within 12 months and is not insurable as the UW used an increased appraised value of $xx instead of using the prior sales price of $xx, creating an LTV issue. xx search shows an estimated value of $xx. Current UPB $xx."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65924178	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,693.93	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,374.44	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	44.844%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
Annual county taxes for 2024-2025 (2nd installment) are due in the amount of $3,187.59.
Annual county taxes for 2024-2025 (1st installment) are paid in the amount of $3,506.34.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,159.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,374.44 with an interest rate of 6.625%. The current UPB is $525,597.40.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,159.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,374.44 with an interest rate of 6.625%. The current UPB is $525,597.40.
No foreclosure activity has been found.
 No bankruptcy details have been found.
As per the tape data, the subject property is occupied by owner.
No evidence has been found regarding damages.
BWR has 6.08 years on the job as an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Mortgage Broker Fee. Final CD dated xx/xx/2024 reflects Mortgage Broker Fee at $7,905.00.
Loan estimate dated xx/xx/2024 does not reflect Appraisal Fee. Final CD dated xx/xx/2024 reflects Appraisal Fee at $700.00.
This is a cumulative increase in fee of $8,605.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on xx/xx/2024 and the 1 year SOL is active.

TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects lender credit at $3,998.80. Final CD dated xx/xx/2024 reflects lender credit at $3,367.53. This is decrease of +$631.27 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is Purchase case, originated on xx/xx/2024 and the 1 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed with inaccurate MI. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55239769	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,342.49	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$309.43	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	720	Not Applicable	31.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor ofxx
The annual county taxes for 2024 were paid in the amount of $1,342.49 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $768.58, which was applied for the due date of xx/xx/2025. The current monthly P&I is $309.43 with an interest rate of 4.250%.The current UPB reflected as per the payment history is $58,482.60.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $58,482.60.
The reason for the default is unable to be determined.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

BWR has 3.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is a single-wide manufactured home and not eligible for a cash-out refinance with Fannie Mae. Further details not provided."
* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows the subject is primary. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as $113,751.63. Calculated total of payments is $115,917.30 for an under disclosed amount of -$2,165.67. The disclosed total of payments of $402,759.40 is not considered accurate because it is understated by more than $100.

Loan failed TILA finance charge test. Finance charge disclosed on final CD as $50,210.92. Calculated finance charge is $50,496.59 for an under disclosed amount of -$285.67. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at, xx, the subject property is a manufactured home. The affidavit of affixation document is located at xx, reflecting that the home is affixed permanently to the land with serial no. xx		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4247583	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,850.46	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,896.89	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	40.492%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $1,850.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,167.08, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,896.89 with an interest rate of 7.630%. The current UPB reflected as per the payment history is $267,806.03.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,896.89 with an interest rate of 7.630%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has been SE for 5.83 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the original appraisal was more than 1 year old and expired at closing, and the appraisal update provided was not acceptable. xx searches show an estimated value of $xx. Current UPB $xx. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80288853	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.01	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	36.936%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of the xx
The taxes are to follow.	The loan origination date is xx/xx/2024, and the first pay date is xx/xx/2025. As per the review of the seller’s tape data as of xx/xx/2024, the next due date is xx/xx/2025. As per the tape, the current P&I is $1,098.01, and the interest rate is 6.375%. The UPB is $176,000.00.	Collections Comments:The current status of the loan is performing.
The loan origination date is xx/xx/2024, and the first pay date is xx/xx/2025. As per the review of the seller’s tape data as of xx/xx/2024, the next due date is xx/xx/2025. The UPB is $176,000.00.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.

BWR has 1.33 years on the job as a sales and leasing agent at xx. BWR has prior experience as a xx. between xx/xx/2021 and xx/xx/2023 for 2.41 years. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows qualifying income used by the lender exceeds the maximum income limit permitted under the bond program guidelines. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $122.38."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6835645	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,680.00	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.09	11.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	40.676%	Second	Short Form Policy	XX	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx
The 1st installment of county taxes for 2024/2025 was paid in the amount of $3,680.00 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $3,680.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $857.09 which was applied for the due date of xx/xx/2025. The current monthly P&I is $857.09 with an interest rate of 11.00%. The current UPB reflected as per the payment history is $89,836.59.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has been SE for 8.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Qualified Mortgage APR Threshold Test due to an APR calculated at 11.327% exceeds APR threshold of 9.930% over by +1.397%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount fee. CD dated xx/xx/2024 reflects Points - Loan Discount fee at $115.20. This is an increase in fee of +$115.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and APR test due to APR charged 11.327% Exceeds APR threshold of 9.930% Over by +1.397%."
* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the loan document show the appraisal report was not delivered 3 business days prior to consummation. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.381% exceeds APR threshold of 9.930% over by +1.451%. The subject loan is not escrowed as the subject is a second lien loan.

Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to an APR calculated at 11.381% exceeds APR threshold of 9.930% over by +1.451%.

																																																																																								Loan failed Qualified Mortgage Safe Harbor Threshold due to an APR calculated at 11.327% exceeds APR threshold of 9.930% over by +1.397%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94913965	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	$688.02	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$911.77	9.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	49.472%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is one prior mortgage against the subject property originated on xx/xx/2013, in favor of xx
Combined annual taxes for the year of 2024 have been paid in the amount of $688.02 on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $911.77, which was applied for the due date of xx/xx/2025. The current P&I is $911.77, and the interest rate is 9.875%. The UPB as per the payment history is $104,707.79.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB, as per the payment history, is $xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
The appraisal report dated xx/xx/2024 is as is. The tape and appraisal report show a foundation crack, and the structural engineer report indicates it's not a significant structural issue. The CCs do not show damages. No evidence has been found for repairs completion.
BWR has been SE for 7.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. Tape and review of the appraisal report show cracks in the living area and kitchen area. Structural engineer report is available in the loan file. Elevated for client review."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations for the points test due to fees charged $5,498.10 exceed fees threshold of $5,250.00 over by +$248.10.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,908.10
Processing Fee paid by Lender: $595.00
Underwriting Fee paid by Lender: $995.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.407% exceeding the APR threshold of 8.450% by +1.957%. The subject loan is not escrowed as it originated as a second lien loan and first lien is escrowed.

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.407% exceeds APR threshold of 8.450% over by +1.957%."		Critical	Fail	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23212867	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,626.56	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,554.34	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	47.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $813.28 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $813.28 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2024. According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024.The current P&I is $4,554.34 with an interest rate of 7.125%. The current UPB is $676,000.00.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current UPB is $676,000.00.
The reason for the default is not available.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR was qualified using an offer letter as a xx. Additionally, the BWR has 6.41 years on the job as a xx.
..

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the loan documents show the loan was closed on xx/xx/2024, and the appraisal date was delivered on xx/xx/2024. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5218650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Not Applicable	Yes	Not Applicable	First	$0.00	$8,973.61	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$14,948.18	8.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	722	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The combined annual taxes for 2024 were paid in the amount of $8,973.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2025. According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2025. The current P&I is $14,948.18, and the interest rate is 8.875%. The UPB is $1,878,750.00.

Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2025. According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2025. The current P&I is $14,948.18, and the interest rate is 8.875%. The UPB is $1,878,750.00.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO, and the tape shows the subject cash-out loan closed at an LTV of 75 above the maximum loan size. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58310618	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$830.54	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,145.26	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	38.935%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage against the subject property originated on xx/xx/2024 in favor of xx
The annual county taxes for the year 2024 have been paid in the amount of $797.32 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,611.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,145.26 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $337,461.19.	Collections Comments:According to the payment history, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB, as per the payment history, is $337,461.19.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
According to the seller's tape data, the subject property is owner-occupied.
BWR has been SE serving as a xx for 9.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, as the subject property was listed for rent soon after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 38.93%. Tape shows subject is NOO, as the subject property was listed for rent soon after closing, causing the lender to omit BWR primary housing expense. The revised DTI is 49.61%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been xx for 9.66 years, FICO 738, 0X30 since inception, and residual income $3,612."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46323688	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,223.31	11/xx/2024	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,845.60	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	721	Not Applicable	26.441%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $3,223.31 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,611.40, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,845.60 with an interest rate of 5.880%. The current UPB reflected as per the payment history is $293,674.09.
As per the comment dated xx/xx/2024, the payments made in the month of Nov-2024 are BWR payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $293,674.09.
The reason for default is not available.
As per servicing comment dated xx/xx/2025, the property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, the most recent foreclosure sale date was scheduled for xx/xx/2024, which was canceled due to litigation. As per the servicing comment dated xx/xx/2024, the foreclosure case has been closed due to reinstatement.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the servicing comment dated xx/xx/2024, the litigation matter has been found. The matter of litigation was not mentioned in the servicing comments. No comment has been found that states the litigation has been resolved.
No information has been found related to damage or repairs.
BWR has 1.75 years on the job as xx. BWR has prior employment experience with xx between xx/xx/2019 and xx/xx/2020 for 1 year.
Foreclosure Comments:As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, the most recent foreclosure sale date was scheduled for xx/xx/2024, which was canceled due to litigation. As per the servicing comment dated xx/xx/2024, the foreclosure case has been closed due to reinstatement. Further details were not provided.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is OO and was approved at 26.44%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 1.75 years on the job as an xx, FICO 721, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73270125	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,710.76	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$997.80	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	809	791	42.300%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $2,602.33 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,222.89 which was applied to the due date of xx/xx/2025. The current P&I is $997.80 with an interest rate of 4.00%. The current UPB reflected as per the payment history is $187,962.74.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $187,962.74.
Unable to determine the reason for default of the borrower.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.  As per the collection comment dated xx/xx/2024, the subject property was located in a FEMA disaster area. As per the disaster inspection report dated xx/xx/2024 located at "xx", the subject property was located in Hurricane xx on xx/xx/2024. The inspection report stated that no damage has been reported due to the disaster. CCs do not show any damage.
  BWR has 18.86 years on the job as a xx, P.A. BWR2 has 5.25 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan did not meet the 7-year seasoning period requirement for a prior foreclosure history. Further details not provided."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow disclosure is not signed by the borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68624698	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,904.00	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,840.06	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	717	49.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a credit card judgment found against the borrower in favor of xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $7,904.00 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,821.67 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,840.06 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $405,444.82.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,840.06 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $405,444.82.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx/xx/2023, the roof replacement was completed on xx/xx/2023. Further details not provided.
As per tape data, the property is owner-occupied.
BWR1 has 16.16 years on the job as a xx.
BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.43%. The tape shows debt miscalculation as the lender did not include the monthly payment of other REO. The revised DTI is 49.42%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 16.16 years on the job as a xx. BWR2 receives social security and retirement income, FICO 717, 0X30 inception, and $xx equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.43%, the borrower's income is $10,580.79 and total expenses are in the amount of $5,230.76 and the loan was underwritten by LP (Locator# xx) and its recommendation is Accept with a DTI of 45%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28352723	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$130.65	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,674.32	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	48.692%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens and judgments were found.
The county taxes for 2024 (1st, 2nd, and 3rd installments) were paid in the amount of $396.53.
The county taxes for 2024 (4th installment) are due in the amount of $130.65, which was due on xx/xx/2025.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,838.50, which was applied on xx/xx/2025. Current P&I is $1,674.32, and the interest rate is 5.375%. The current UPB is $297,650.77.	Collections Comments:The current status of loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,838.50, which was applied on xx/xx/2025. Current P&I is $1,674.32, and the interest rate is 5.375%. The current UPB is $297,650.77.
No evidence has been found regarding damages.
No information has been found regarding BK and FC.
Unable to determine the current occupancy of the subject property.
BWR has 4.85 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure is not signed by the borrower."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "The tape shows verified assets were insufficient to close due to ineligible gift funds of $xx from the selling agent. Bank statements in the file show $xx; gift assets verified of $xx supported by a gift letter satisfy the cash-to-close requirement of $xx at closing."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7913331	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,388.23	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,952.09	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	30.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of combined taxes for 2024 was paid in the total amount of $2,694.12 on xx/xx/2024.
The 2nd installment of combined taxes for 2024 is due in the total amount of $2,694.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 and the first payment date was xx/xx/2025. As per the review of tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $601,600.00.	Collections Comments:The current status of the loan is performing.
As per the review of tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $601,600.00.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has been SE for 7.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Compliance Testing (Lvl 3) "The tape shows violation of loan originator activities as a portion of broker compensation was paid by the lender of $72.00. Infinity compliance result shows the loan failed the dual broker compensation test. Further details not provided."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the Dual Broker Compensation Test as the loan has borrower-paid broker compensation of $11,960.00 and broker compensation paid by lender of $72.00. This loan contains compensation to the broker from both the borrower and lender for loan origination activities."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54708257	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,986.29	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,407.54	5.740%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens were found.
The combined annual taxes for 2024 were paid in the amount of $1,986.29 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,695.41, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,407.54 with an interest rate of 5.740%. The current UPB reflected as per the payment history is $411,259.47.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $411,259.47.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property is owner-occupied.

Employment details are not available. The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is a VA IRRRL streamline refinance loan closed with 97% LTV that exceeds the max LTV guideline. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "The VA certificate is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed complianceEase delivery and timing test for revised CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the closing date of xx/xx/2024.

																																																																																								Loan fails loan origination fee test due to fees charged $4,042.00 exceeds fees threshold of $4,016.73 by +$25.27. The below fee was included in the test: Loan Origination Fee paid by Borrower: $4,042.00"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80566423	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,679.88	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,048.46	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	49.557%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for the year 2024 have been paid in the amount of $2,679.88.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,048.46 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $157,800.73.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $157,800.73.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xx. Previously, BWR had 6 months on the job as a xx at xx, and prior to that, BWR was a xx with the xx between xx/xx/2020 and xx/xx/2022 for 2.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect Mortgage Broker Fee. Final CD dated xx/xx/2024 reflects Mortgage Broker Fee at $4,389.00. This is an increase in fee of +$4,389.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.55%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 7 months on the job as a xx, FICO 711, 0X30 since inception, and $xx equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $2,904.93."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17175362	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$755.70	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,644.07	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	44.944%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that was originated on xx
There is a junior mortgage against the subject property that was originated on xx
The first installment of county taxes for 2024/2025 was paid in the amount of $377.85.
The second installment of county taxes for 2024/2025 is due in the amount of $377.85 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,071.82 which was applied to the due date of xx/xx/2025. The unpaid principal balance is $285,294.68. The current P&I is $1,644.07 and the interest rate is 5.625%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The unpaid principal balance is $285,294.68.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 5.91 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $10,065.00 Exceeds Fees threshold of $8,236.95 Over by +$1,828.05.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Funding, Wire, or Disbursement Fee paid by Borrower: $250.00
Mortgage Broker Fee paid by Borrower: $6,426.00
Points - Loan Discount Fee paid by Borrower: $1,794.00
Processing Fee paid by Borrower: $500.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $10,065.00 Exceeds Fees threshold of $8,236.95 Over by +$1,828.05.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Funding, Wire, or Disbursement Fee paid by Borrower: $250.00
Mortgage Broker Fee paid by Borrower: $6,426.00
Points - Loan Discount Fee paid by Borrower: $1,794.00
Processing Fee paid by Borrower: $500.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan officer’s license was expired at the time of application and subsequently renewed at the time of closing. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75794967	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$478.56	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.18	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	759	Not Applicable	21.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are five state tax liens found against the borrower in favor of the xx
The combined annual taxes of the year for 2024 are paid in the amount of $478.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,691.43 which was applied for the due date of xx/xx/2025. The current P&I is $1,164.18 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $161,372.65.	Collections Comments:The current status of the loan is in performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $161,372.65.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has been SE for 6.08 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 21.08%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 6.08 years at xx, FICO 759, 0X30 since inception, and $xx equity in the subject. BWR qualified with $xx plus annual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13604611	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,672.51	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,196.35	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	771	49.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024-25 was paid in the amount of $1,836.26 on xx/xx/2024.
The 2nd installment of county taxes for 2024-25 is due in the amount of $1,836.25 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,708.19, which was applied for the due date of xx/xx/2025. The current P&I is $2,196.35 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $316,022.04.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $316,022.04.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

BWR1 has 8 months on the job as a xx. Previously, BWR1 received disability income from xx/xx/2020 to xx/xx/2023 for 2.5 years and was a xx for 2.83 years from xx/xx/2018 to xx/xx/2020.   BWR2 has 4.91 years on the job as xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.47%. Tape shows income miscalculation and revised DTI exceeds 50%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 8 months on the job as a xx BWR2 has 4.91 years on the job as xx with xx, FICO 771, 0X30 since inception, and $xx equity in the subject."	* Missing Initial 1003_Application (Lvl 3) "Initial 1003 signed by loan originator is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53602025	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,018.78	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,034.93	6.490%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	623	38.919%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens were found.
The 1st installment of county taxes for 2024 was paid in the total amount of $2,009.39 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the total amount of $2,009.39 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,570.27 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,034.93 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $230,641.98.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $230,641.98.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR1 has 1.58 years on the job as a registered xx with xx. BWR1 has prior employment experience as a registered xx student with xx University between xx/xx/2018 and xx/xx/2022 for 3.66 years. BWR2 has 1.91 years on the job as a xx with xx. BWR2 has prior employment experience as a txx with xx between xx/xx/2018 and xx/xx/2022 for 4 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32171506	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$2.00	$5,645.44	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,203.78	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	656	44.359%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property that was originated on xx
There are two real tax liens in favor of xx. The subject property address is not mentioned in both supporting documents. The defendant's middle name mentioned in the supporting document is inconsistent with the subject borrower's middle name.
There is a municipal lien in favor of the xx. The subject property address is not mentioned in the supporting document.
The first installment of county taxes for 2024 was paid in the amount of $2,822.72 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $2,822.72 on xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. We are unable to determine the last payment received date. The current P&I is $1,203.78 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $186,819.55.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $186,819.55.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR1 has 1.25 years on the job as a xx 351. BWR has prior experience as a xx at xx between 0201/2021 and xx/xx/2023 for 3 years.
BWR2 has 1.5 years on the job as a xx. BWR2 has prior employment experience as a xx between xx/xx/2022 and xx/xx/2022 for 2.5 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.35%. The tape shows an increase in BWR1 fluctuating income is not supported. Lender defect. Review shows paystubs in file support lender calculation. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.25 years on the job as a xx, and BWR2 has 1.5 years on the job as a xx, FICO 656, 0X30 since inception, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62649904	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$2,581.66	$5,163.32	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,576.10	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	698	648	40.691%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 were paid in the amount of $7,760.26.
The first installment of county taxes for 2024 is delinquent in the amount of $2,581.66 with the good-through date of xx/xx/2025.
The second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $2,581.66.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,190.27 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,576.10, and the interest rate is 6.875%. The current UPB is $239,311.86.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,190.27 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,576.10, and the interest rate is 6.875%. The current UPB is $239,311.86.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.

The borrower has been SE for 4.75 years with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 reflects Points—Loan Discount Fee at $7,058.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $7,351.15. This is an increase in fee of +$293.15 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the SOL is 1 year active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,116.15 exceeding the fees threshold of $6,898.26, over by +$2,217.89.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,351.15
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $995.00
Validation Services Fee paid by Borrower: $175.00

Loan failed qualified mortgage lending policy points and fees test due to fees charged $9,116.15 exceeding fees threshold of $6,898.26 over by +$2,217.89.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,351.15
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $995.00
Validation Services Fee paid by Borrower: $175.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan lost AUS approval and is not eligible for delivery to Fannie Mae after the number of units submitted in the AUS and UCDP was changed from 1 unit to 2 unit property. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86261172	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,118.07	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,727.25	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	47.702%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior mortgage against the subject property that was originated on xx."
There is a junior mortgage against the subject property that was originated on xx
The annual county taxes for 2024 were paid in the amount of $3,118.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,291.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,727.25 with an interest rate of 6.000%. The current UPB is $287,803.20.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,291.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,727.25 with an interest rate of 6.000%. The current UPB is $287,803.20.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 8.83 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the prohibited fees first lien test.
The below fees were included in the test:
Application Fee paid by Borrower: $750.00
Processing Fee paid by Borrower: $350.00."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the 3-day appraisal timing requirement not met as the appraisal report was not delivered 3 business days prior to the closing date. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53967757	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$876.82	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.73	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	35.891%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is one junior mortgage against the subject property, originated on xx/xx/2024 in favor of the xx. Annual county taxes for 2024 were paid in the amount of $876.82 on xx/xx/2024. Annual city taxes for 2024 were paid in the amount of $544.71 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,732.64, which applied to the due date of xx/xx/2025. The current P&I is $1,420.73 with an interest rate of 6.50%. The current UPB reflected as per the payment history is $224,162.09.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $224,162.09. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR has 10.08 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed under state regulations for the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate. This is not a high cost fail."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per tape, after further review of this payment history by the Investor, the multiple returned payments due to non-sufficient funds and the age of this loan rendered this loan is ineligible for purchase. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $224,162.09."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $1,952.95"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32956785	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,398.14	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,138.45	6.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	661	35.764%	First	Short Form Policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage against the subject property originated on xx/xx/2024 in favor ofxx
The first and second installments of county taxes for 2025 have been due in the amount of $4,398.14 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,806.72 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $2,138.45 with an interest rate of 6.250%. The current UPB reflected as per the payment history $346,316.21.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $346,316.21.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per tape data, the subject property is owner-occupied.
No damage or repairs have been found.

BWR1 has 2.5 years on the job as a xx.
BWR2 has 1.9 years on the job as a xx BWR2 had prior employment experience as a xx at xx between xx/xx/2021 and xx/xx/2022 for 1.9 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the 3-day appraisal timing requirement not met as the appraisal report was not delivered 3 business days prior to the closing date. Further details not provided."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40690912	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	$847.57	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$506.90	9.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	780	801	45.498%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $618.73 on xx/xx/2024.
The 2024 city annual taxes were paid in the amount of $228.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $613.80, which was applied for the due date of xx/xx/2025. The current monthly P&I is $506.90 with an interest rate of 9.75%. The current UPB reflected as per the payment history is $58,972.48.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $58,972.48.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR1 has been SE for 8.33 years at xx. Additionally, BWR1 receives social security and other income.
BWR2 has 18.25 years on the job as a copy center xx with xx. Additionally, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows subject condo project is not warrantable to GSE standards. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.248% exceeds APR threshold of 8.230% over by +2.018%. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46470277	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,413.57	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,592.06	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	801	801	31.387%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual county taxes for 2024 are paid in the amount of $4,413.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,052.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,592.06 with an interest rate of 6.99%. The current UPB is $387,384.66.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $387,384.66.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
According to the seller's tape data, the subject property is owner-occupied.
BWR has 10 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject property is ineligible as the condo questionnaire reflects special assessments of $xx for roof repairs and common area window replacements. The final inspection report confirming the completion of repairs is missing from the loan file."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB $xx."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed TILA finance charge test as the finance charge disclosed on final CD as $545,337.45. Calculated finance charge is $546,232.20 for an under disclosed amount of -$894.75. The subject loan is purchase transaction originated on xx/xx/2024, and the 1-year TILA/TRID SOL is active.

																																																																																								Downgraded to Level 2 as the subject loan is a purchase case originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17313957	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,829.44	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	42.945%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The taxes are to follow.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,334.82, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,829.44 with an interest rate of 6.125%. The current UPB is $299,609.80.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $299,609.80.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the property is owner-occupied.
BWR has 2 months on the job as a xx. Additionally, BWR has 12.32 years of total experience as a xx with multiple employers and has been SE for 6.50 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the 3-day appraisal timing requirement not met as the appraisal report was not delivered 3 business days prior to the closing date. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31987780	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,348.14	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,713.41	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	811	809	49.872%	First	Final policy	Not Applicable	Not Applicable	08/xx/2024	$375,333.03	Not Applicable	7.500%	$2,617.64	09/xx/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $3,674.07 on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the amount of $3,674.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,346.76 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,617.64 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $371,511.28.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $371,511.28.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The recast loan modification agreement was made on xx/xx/2024.
As per the tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
BWR1 receives SSI and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The recast modification agreement signed between the borrower xx shows the new modified unpaid principal balance is $375,330.03. The borrower agreed to pay the modified monthly P&I of $2,617.64 with an interest rate of 7.500% starting on 09/xx/2024 and continuing until the maturity date of 03/xx/2054.	xx	3: Curable	* Property is Manufactured Housing (Lvl 3) "The home is affixed to the land. As per appraisal report located at, xx, the subject property is a manufactured home. The affidavit of affixation document located at xx reflects that the home is affixed with permanently to the land with serial no. # xx. Schedule B of the final policy, which is located at xx shows exception for the notice of manufactured housing unit or commercial coach, installed on a permanent foundation system recorded on xx/xx/2011 with instrument #xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.87%. Tape shows rental income miscalculation and undisclosed debt. The revised DTI is 60%. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR did a recast mod with lender and paid $xx in principal. BWR 1 receives SSI and pension income, FICO 809. 0X30 since inception, $xx equity in the subject, and residual income $4,185."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect HUD Label / Certification. CD dated xx/xx/2024 reflects HUD Label / Certification at $175.00. This is an increase in fee of +$175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79310651	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,876.82	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,804.81	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	47.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of $13,321.75 on xx/xx/2024.
The water charges have been due in the amount of $243.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,145.42, which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,804.81 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $724,119.11.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $724,119.11.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has been at SE for 9 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to misrepresentation. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.52%. Tape shows the subject is NOO, as the BWR never left the departure REO causing the lender to omit BWR primary housing expense. Revised DTI is 68.05%. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been at SE for 9 years at xx, FICO 755, 0X30 since inception, and $xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "TRID total of payment disclosed on final CD as $1,780,835.94. Calculated total of payments is $1,781,079.34 for an under disclosed amount of -$243.40.

Subject loan is a purchase, originated on 0xx/xx/2024 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that are in total cannot increase more than 10% tolerance test. Initial CD dated xx/xx/2024 reflects the sum of survey fee and recording fee at $660.00. CD dated xx/xx/2024 reflects the sum of recording fee and insurance premium at $9,101.00. This is a cumulative increase of $8,815.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on 0xx/xx/2024 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77584712	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	No	Not Applicable	First	$0.00	$6,261.69	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,462.48	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	780	Not Applicable	23.803%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx
No active judgments and lines have been found.
The installments of the county tax for 2024 were paid on xx/xx/2024 in the total amount of $6,261.69.
The water delinquent charges for 2025 are delinquent in the total amount of $415.26, which are good through xx/xx/2025.

As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,952.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,462.48 with an interest rate of 7.50%.The current UPB is $207,890.65.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $207,890.65.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
The borrower has been SE for 5.33 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is. Tape and photo addendum show cracks in the concrete block basement wall. The engineer inspection report verifying the structural integrity of the subject property is missing from the loan documents. The cost of the cure is not provided."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42910196	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,737.36	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,578.27	2.750%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	801	Not Applicable	36.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
The first installment of county taxes for 2024-2025 is paid in the amount of $11,368.68 on xx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of $11,368.68 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025, in the amount of $5,578.27, which was applied for the due date of xx/xx/2025. The current P&I is $5,578.27 with an interest rate of 2.750%. The current UPB is $647,082.59.	Collections Comments:The current status is performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $647,082.59.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has been SE for 12.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject condo project is ineligible, and a review of the appraisal report shows the subject property is a condotel. The subject is a unit in the xx. Further details not provided. xx search shows an estimated value of $xxM. Current UPB is $xx."
																																																																																							* Occupancy concerns - (Lvl 3) "Subject approved as second home. BWR lives and works in the xx area. Subject condo in downtown xx is more likely an NOO."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22815598	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,307.16	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,781.65	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	756	756	44.858%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for the year 2024/2025 has been paid in the amount of $4,653.58 on xx/xx/2024.
The second installment of county taxes for the year 2024/2025 is due in the amount of $4,653.58 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,561.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,781.65 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $377,654.81.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $377,654.81.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 25.66 years on the job as a xxx with xx.
BWR2 has 25.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.858%, as the borrower income is $2,946.66 and total expenses are in the amount of $2,789.74 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.858%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70312607	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,851.02	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,850.31	7.657%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	730	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
For Parcel xx
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of $10,036.99 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024/2025 is due in the total amount of $5,520.34 on xx/xx/2025.
For Parcel # xx
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of $5,020.73 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024/2025 is due in the total amount of $2,761.40 on xx/xx/2025.
For Parcel # xx
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of $793.30 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024/2025 is due in the total amount of $436.32 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,368.61, which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,850.31 with an interest rate of 7.657%. The current UPB as per the tape data is $534,008.92.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape data is $534,008.92.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
According to servicing comments dated xx/xx/2024, the subject property was damaged. No details are available regarding the estimated repair cost.
As per the servicing comment dated xx/xx/2024, the subject property is tenant-occupied.

BWR employment details are not available. Subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows previously D30. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape data is xx2."	* Condo / PUD rider Missing (Lvl 2) "The condominium rider is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21540138	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,958.90	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,049.00	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	29.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $1479.45 on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the amount of $1,479.45 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,512.91, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,049.00 with an interest rate of 6.630%. The current UPB reflected as per the payment history is $319,217.67.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $319,217.67.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
BWR has 7 months on the job as an xx. BWR has prior employment experience as an xx with xx between xx/xx/2021 and xx/xx/2024 for 3 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is a single-wide manufactured home and not eligible for a cash-out refinance with Fannie Mae. Further details not provided."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at xx, the subject property is a manufactured home. The manufactured home rider and affidavit of affixation are attached with the recorded mortgage located at “xx,” which states that the manufactured home with Serial PER040578CAAC has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39908572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,650.38	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,150.46	5.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	34.593%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated onxx
No active judgments and lines have been found.
The annual county taxes for 2024 were paid on xx/xx/2024 in the amount of $6,384.36.
No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,721.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,150.46 with an interest rate of 5.990%. The current UPB is $252,354.08.	Collections Comments:The current status is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $252,354.08.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 34.59%. Tape shows pension income was not supported and HOA payment calculation was incorrect. The revised DTI is 69.49%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives retirement income, FICO 680, 0X30 since inception, $xx equity in the subject, and $3,661 residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2024, and the loan closed on xx/xx/2024. No lock extension found."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51303575	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,218.96	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,133.38	7.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	619	Not Applicable	45.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $5,218.96.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,891.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,133.38 with an interest rate of 7.125%. The current UPB is $310,382.74.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $310,382.74.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 10.83 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Credit Technology and Verification Fee. PCCD dated xx/xx/2024 reflects Credit Technology and Verification Fee at $50.00. This is an increase in fee of +$50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 45.74%. Tape shows the subject loan is not salable to the FHA as the AUS recommendation is refer, and the loan does not qualify for manual UW due to a front-end DTI of 44.51%. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.934% exceeds APR threshold of 7.820% over by +0.114%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.861% Exceeds APR threshold of 7.820% Over By +0.041%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31425613	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$84,264.89	$20,508.30	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,316.24	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	43.730%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024/2025 is delinquent in the total amount of $11,279.56 which was due on xx/xx/2024 and good through xx/xx/2025.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $10,254.15, which was due on xx/xx/2025.
The annual county taxes for 2021, 2022, and 2023 and supplemental were delinquent in the amount of $72,985.33, which was good through xx/xx/2025. The total delinquent tax amount is more than 4% of the loan amount of $932,000.00.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,576.9, which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,316.24 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $868,256.67.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $4,316.24 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $868,256.67.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
BWR has 3.58 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.73%, as the borrower's income is $12,333.00 and total expenses are in the amount of $7,670.60, and the loan was manually underwritten."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44732671	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,828.11	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$979.66	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	49.786%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx.
There is a prior state tax lien found against the borrower in favor of the xx.
There is a prior civil found against the borrower in favor of xx
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of $3,323.83 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $1,828.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,333.67 which was applied for the due date of xx/xx/2025. The current monthly P&I is $979.66 with an interest rate of 7.00%. The current UPB reflected as per the payment history is $147,007.89.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $147,007.89.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR has 5.66 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Rate Lock Extension Fee. CD dated xx/xx/2024 reflects Rate Lock Extension Fee at $736.26. This is an increase in fee of +$736.26 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows IPC (interested party contribution) exceeded 3% limit over by $350. The final CD reflects a seller credit of $xx and LTV ineligible with sales price inducement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22856104	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,649.55	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,654.30	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	755	44.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 was paid in the amount of $4,324.80 on xx/xx/2024.
The second installment of county taxes for 2025 was paid in the amount of $4,324.75 on xx/xx/2024.
The annual utilities/MUD taxes for 2025 were paid in the amount of $148.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,654.30, which was applied to the due date of xx/xx/2025. The current P&I is $4,654.30 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $763,755.05.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $763,755.05.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR1 and BWR2 receive SSI and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.95%. Tape shows pension income is not supported. The revised DTI is 58.42%. Further details not provided. Lender effect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 and BWR2 receive SSI and retirement income, FICO 755, 0X30 since inception, $1.2M equity in the subject, and residual income $6,453."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance charge disclosed on Final CD as $913,015.26. Calculated finance charge is $914,456.76 for an under disclosed amount of -$1,441.50.

Loan failed TILA Foreclosure Rescission Finance charge of $913,015.26 exceeds Disclosed Finance charge of $914,421.76 over by -$1,406.50.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $180.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $159.50. This is a cumulative increase of +$20.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Transfer Taxes at $714.00. CD dated xx/xx/2024 reflects Transfer Taxes at $1,225.00. This is an increase in fee of $511.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38848892	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,070.21	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,304.71	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	791	783	49.825%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st, 2nd, and 3rd installments of town taxes for 2025 were paid in the total amount of $6,609.78 on xx/xx/2024, xx/xx/2024, and xx/xx/2025.
The 4th installment of town taxes for 2025 is due in the amount of $2,460.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,820.82, which was applied for the due date of xx/xx/2025. The current monthly P&I is $5,304.71 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $799,820.04.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $799,820.04.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape, the property is owner-occupied.

BWR has 15.58 years on the job as a xx.
BWR2 has 5.66 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject loan does not meet FNMA zoning compliance requirements. The appraisal report shows the subject property's zoning is legal non-conforming. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.83%. Review shows lender miscalculated BWR2 income and the revised DTI is 53.33%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 15.5 years on the job as a xx. BWR2 has 10.2 years on the job as a xx, FICO 783, $42.5K equity in the subject, 0X30 since inception and residual income $6,749."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67869108	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,968.89	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,607.93	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a credit card judgment found against the borrower in favor of xx. The annual county taxes for 2024 were paid in the amount of $10,530.13 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,788.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,607.93 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $470,682.69.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $470,682.69.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
Unable to determine the occupancy of the subject property.
Unable to determine the reason for the default
No foreclosure activity has been found.
Subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operative income is $47,760.00 and annual payments (debt service) are $54,320.16, and the debt service cover ratio (DSCR) is 0.88."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "As per the seller tape data, there is tape defect for early payment default due to ACH issue. The loan is current now. As per the review of seller’s tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $3,607.93 and interest rate is 8.375%. As per seller tape data, the current UPB is $xx which is same as the original principal balance."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15285089	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,155.92	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$778.32	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	697	Not Applicable	49.351%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual city and county taxes for 2024 were paid in the amount of $6,130.48.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,103.19 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $778.32, and the interest rate is 6.750%. The current UPB is $118,637.89.	Collections Comments:The current status is collection.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,103.19 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $778.32, and the interest rate is 6.750%. The current UPB is $118,637.89.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has been SE for 4.08 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LO of the subject loan is on Freddie Mac’s exclusionary list. Further details not provided. Review shows ATR confirmed. Value supported at $xx. UPB $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22761917	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,042.16	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.20	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	45.473%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.' No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,042.16 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received in the amount of $1,508.51 on xx/xx/2025 which was applied on xx/xx/2025. The current P&I is $1,024.20, and the interest rate is 6.63%. The current UPB is $157,791.60.	Collections Comments:The current status of the loan is performing.
As per the tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $157,791.60.
 No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
 As per the tape, the subject property has been occupied by the owner.
BWR has 2.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is. The appraisal report and tape show the bathroom has missing drywall, flooring, and cracked blocks in the basement; the bathroom is in the process of remodeling. The BWR does not intend to finish the remodel until spring 2025. The estimated cost to cure is $xx. 1004D report is missing from the loan documents. Final CD does not reflect the escrow holdback amount. xx search shows an estimated value of $xx. Current UPB $xx."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97281081	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$25,480.61	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,012.68	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	41.824%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $17,353.18 on xx/xx/2024.
The 2024 LID#17 other annual taxes were paid in the amount of $4,853.88 on xx/xx/2024.
The 2024 MUD#139 annual charges were paid in the amount of $3,273.55 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,012.68, which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,012.68 with an interest rate of 5.99%. The current UPB reflected as per the payment history is $667,985.19.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $667,985.19.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

BWR is employed by the lender and has 3.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 41.84%. Tape shows income miscalculation. Further details not provided. The revised DTI is 56.72%. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR is employed by the lender and has 3.41 years on the job as a xx, FICO 733, $xx equity in the subject, and $5,050 residual income.

																																																																																								Downgraded to LVL2 as per PH."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87485802	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,042.56	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,133.23	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	48.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for 2025 are due in the amount of $5,042.56 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,797.78 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,133.23 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $336,888.14.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $336,888.14.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 6.83 years on the job as axx. Additionally, BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the property is NOO due to misrepresentation. BWR works in xx TX, and the subject is in xx, LA. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.62%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 6.83 years on the job as a xx. Additionally, BWR receives pension income, FICO 781, and $xx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90081497	xx	xx	XX	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,396.10	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,627.03	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	Yes	732	Not Applicable	49.627%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was recorded on xx/xx/2012 in the amount of $81,476.00 with xx
The annual combined taxes for the year 2025 have been paid in the amount of $3,396.10 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,757.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,627.03 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $241,306.88.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $241,306.88.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.58 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #2 with a sales price of $xx is closest to the subject property. xx search shows an estimated value of $xx. Current UPB is $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51332118	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,661.78	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,428.99	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	704	730	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
The annual county taxes for 2024 were paid in the amount of $5,025.86 on xx/xx/2025.
The annual utilities/MUD taxes for 2025 have been delinquent in the amount of $1,771.65 which were good through xx/xx/2025.	As per the review of seller’s tape data as of xx/xx/2025, the loan was originated on xx/xx/2025 and the first payment date is xx/xx/2025. As per tape next due date is xx/xx/2025, the current P&I is $2,428.99 and interest rate is 6.875%. The UPB is $369,750.00.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2025, the loan was originated on xx/xx/2025 and the first payment date is xx/xx/2025. The UPB is $$369,750.00.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property occupancy is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR employment details are not available. The subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95932408	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,436.22	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,527.84	10.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	713	36.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2024 county annual taxes were paid in the amount of $1,436.22 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025 and first payment date is xx/xx/2025. According to the tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current monthly interest rate is 10.000%. The current UPB is $402,000.00.	Collections Comments:The current status of the loan is performing.
According to the tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $402,000.00.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.

BWR has been SE for 13 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR1 residency documents are missing. The subject is an ITIN loan, and BWR is a permanent resident alien. Review of the file shows the ITIN letter and passport are available. Review shows ATR confirmed. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.210 exceeds APR threshold of 8.400% over by +1.810%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14732409	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,350.24	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,790.04	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	38.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024 was paid in the amount of $4,675.13 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of $4,675.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,324.00 which was applied for the due date of xx/xx/2025.The current monthly P&I is $6,790.04 with an interest rate of 7.990%. The current UPB is $924,368.57.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,324.00 which was applied for the due date of xx/xx/2025.The current monthly P&I is $6,790.04 with an interest rate of 7.990%. The current UPB is $924,368.57.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the property is owner-occupied.
BWR has been SE for 5.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Market value of the subject property ($xx) is closest to adjusted sales price ($xx) of comparable #2. xx search shows an estimated value of $xx. Current UPB is $xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.652% exceeds APR threshold of 7.860% over by +0.792%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.652% exceeds APR threshold of 7.860% over by +0.792%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96440105	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,928.20	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,868.59	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	43.993%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx
No active judgments and lines have been found.
The annual county taxes for 2025 were paid on xx/xx/2024 in the amount of $4,928.20.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment in the amount of $2,374.02, was applied to the due date of xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,868.59 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $310,745.90.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $310,745.90.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 5.75 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.99%. Tape shows that the loan was approved while the BWR was on leave and the lender could not verify the BWR was back to work. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5.75 years on the job as a xx with xx, 0X30 since inception, and $xx equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2024 reflects Transfer Taxes at $733.00. Final closing disclosure dated xx/xx/2024 reflects Transfer Taxes at $888.89. This is an increase in fee of +$155.89 for charges that cannot increase. A valid COC for the increase in fee is available. The subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79860356	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,525.75	01/xx/2025	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$688.24	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	40.365%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens and judgments have been found.
The first and second installments of combined taxes for 2024 were paid in the amount of $2,525.75.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,200.00, which was applied to the due date of xx/xx/2025. The current P&I is $688.24 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $68,067.10.	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $68,067.10.
Unable to determine the RFD.
As per the review of the servicing comments, the foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. The foreclosure file was put on hold due to bankruptcy on xx/xx/2024.
According to the PACER report, the borrower “xx” filed for bankruptcy under Chapter 13 with case #xx, and the plan was confirmed on xx/xx/2025. The BK is active.
As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. The foreclosure file was put on hold due to bankruptcy on xx/xx/2024.
Bankruptcy Comments:According to the PACER report, the borrower “xx” filed for bankruptcy under Chapter 13 with case xx, and the plan was confirmed on xx/xx/2025. The Schedule-D in Voluntary petition shows the amount of claim without deducting the collateral value xx and the value of the collateral is xx. The POC was filed by the creditor xx with the POC amount of xx and the amount of arrearage is xx. As per the order confirming the chapter 13 plan, the debtor was supposed to pay to the trustee in the amount of xx for the period of 36 months. The BK is active.	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to calculated finance charge of $145,474.63 exceeds disclosed finance charge of $149,840.50 for an under disclosed amount of -$4,365.87."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50465257	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,328.54	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$402.31	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	782	797	49.622%	Second	Commitment	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx with the lender “xx,” which was recorded on xx/xx/2024.
 There is a prior mortgage against the subject property that was originated on xx and recorded on xx in the amount of xx with the lender “xx.”.
The first installment of county taxes for 2024-2025 is paid on xx/xx/2024 in the amount of xx.
The second installment of county taxes for 2024-2025 is due on xx/xx/2025 in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $402.31 and was applied to the due date of xx/xx/2025. The monthly P&I is $402.31, and the interest rate is 9.00%. The current UPB is xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR1 has been SE for 17.75 years at xx
BWR2 has been SE for 27.75 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "Loan fails CA Covered Loan Points and Fees Threshold Test due to fees charged $2,908.00 exceeds fees threshold of $2,814.42 over by +$93.58.
No liability is imposed on assignee (no assignee liability).

The below fees were included in the test:
Administration Fee paid by Borrower: $495.00
Flood Certification - Single Charge or Life of Loan paid by Borrower: $7.00
Mortgage Broker Fee paid by Borrower: $1,498.00
Recording Service Fee paid by Borrower: $23.00
Settlement or Closing Fee paid by Borrower: $550.00
Sub-Escrow Fee paid by Borrower: $180.00
Tax Service Fee paid by Borrower: $86.00
Title Courier Fee paid by Borrower: $30.00
Undisclosed Debt Monitoring Fee paid by Borrower: $9.00
Wire Transfer Fee paid by Borrower: $30.00

This loan failed the financing of points and fees test due to the covered loan finances points and fees in excess of $1,000 or 6% of the original principal balance, exclusive of points and fees, whichever is greater."	* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.62%. The tape shows a revised DTI of greater than 50%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 17.75 years at xx, and BWR2 has been SE for 27.75 years at xx, and $xx equity in the subject.

Downgraded to LVL2 as per PH."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.689%, exceeding the APR threshold of 7.540% by +2.149%. The subject loan originated on xx and the 1-year affirmative defense period is open. A review of the loan file shows that the first lien has an escrow account.  The loan failed the CA AB 260 Higher-Priced Mortgage Loan Test due to an APR calculated at 9.689%, exceeding the APR threshold of 7.540% by +2.149%.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.680% exceeds APR threshold of 7.540% over by +2.140%."		Critical	Fail	Pass	Pass	Fail	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79356502	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,505.15	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,012.94	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	42.710%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2024/2025 was paid in the amount of xx.
The second installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,386.28, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx The current P&I is $1,012.94, and the interest rate is 3.250%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was impacted by disaster.
As per the comment dated xx/xx/2024, the borrower is deceased.
No comment pertaining to the damage to the subject property have been observed.
BWR has 13.25 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the septic inspection required as per the purchase contract is missing from the loan file. Further details not provided."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan is uninsured as single premium MI was not paid, and the lender delivered the loan with 12% coverage with xx. File shows the MI certificate with 25% coverage. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
The loan estimate dated xx/xx/2021 does not reflect the pest inspection fee.  The CD dated xx/xx/2021 reflects a pest inspection fee of $175.00.
The loan estimate dated xx/xx/2021 reflects the appraisal fee at $500.00. CD dated xx/xx/2021 reflects the appraisal fee at $575.00.
This is a cumulative increase in fees of $250.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects a lender credit at $15.99, and the final CD dated xx/xx/2021 reflects a lender at $0.00.  This is a decrease of $15.99 for a fee that has a 0% tolerance test.

The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10910037	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	First	$0.00	$17,326.53	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,374.28	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	39.193%	First	Final policy	Not Applicable	Not Applicable	01/xx/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. There are two IRS liens against "xx" in the amount of $784,806.93 in favor of "xx," which were recorded on xx. The first and second installments of county taxes for 2023-2024 were paid in the amount of xx. The first installment of county taxes for 2024-2025 is due on xx/xx/2025 in the amount of $9,529.59. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,859.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,374.28 with an interest rate of 5.375%. The current UPB is xx.	Collections Comments:The current status is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The comment dated xx/xx/2025 shows that BWR has received the loss draft funds. Further details regarding the types of damages, estimated cost of repairs, and repair completion were not provided. No foreclosure activity has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. BWR has 8.33 years on the job as an xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx/xx/2017 shows subject to repairs due to renovation. The estimated cost of repairs is $259,800. Missing 1004D. xx search shows estimated value of xx Current UPB xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2016 reflects the recording fee at $128.00. CD dated xx/xx/2017 reflects the sum of section C and recording fee at $407.00. This is a cumulative increase of $266.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.  Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2016 does not reflect points - loan discount fee. CD dated 0xx/xx/2017 reflects points - loan discount fee at $8,496.96.  Loan estimate dated xx/xx/2016 does not reflect administration fee. CD dated 0xx/xx/2017 reflects administration fee at $4,504.00. Loan estimate dated xx/xx/2016 does not reflect appraisal re-inspection fee. CD dated 0xx/xx/2017 reflects appraisal re-inspection fee at $175.00. Loan estimate dated xx/xx/2016 does not reflect appraisal review fee. CD dated 0xx/xx/2017 reflects appraisal review fee at $1,250.00. Loan estimate dated xx/xx/2016 reflects appraisal fee at $500.00. CD dated 0xx/xx/2017 reflects appraisal fee at $615.00. This is an increase in fee of +$115.00 for charges that cannot increase. This is a cumulative increase in fee of +$14,540.96 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.016% exceeds APR threshold of 5.840% over By +0.176%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).   Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.016% Exceeds APR threshold of 5.840% Over By +0.176%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93223845	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,632.28	09/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,520.98	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	651	Not Applicable	27.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of xx in favor of MERS as nominee for xx.
No active judgments and lines have been found.
The annual county taxes for 2023 were paid on xx/xx/2024 in the total amount of xx.
The annual county taxes for 2024 are due on xx/xx/2025 in the total amount of xx.
No delinquent tax has been found.
As per the review of payment history as of xx/xx/2025, the borrower is 4 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,520.98 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,520.98 with an interest rate of 5.50%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
As per the review of payment history as of xx/xx/2025, the borrower is 4 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
The review of the collection comment states that the foreclosure was initiated in 2024. The comment dated xx shows that the foreclosure was closed due to reinstatement. Further details are not provided.
The comment dated xx/xx/2024 shows that the RFD is a payment dispute.
BWR has been SE for 2.33 years at xx.

Foreclosure Comments:The review of the collection comment states that the foreclosure was initiated in xx The comment dated xx/xx/2024 shows that the foreclosure was closed due to reinstatement. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the tape, the BWR was past due for the xx payment. The payment for xx/xx/2020 was returned due to NSF. The BWR was subsequently approved for FB and the repayment plan. The loan became current after the repayment plan. As per the payment history as of xx/xx/2025, the borrower is 4 months delinquent with the loan, and the next due date is xx/xx/2024."
																																																																																							* Occupancy concerns - (Lvl 3) "Subject was approved as NOO. The tape indicates that the property is OO due to misrepresentation. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as NOO at 27.42%. Tape shows property is OO due to misrepresentation, and the BWR does not qualify without using rental income from the subject property. Further details not provided. BWR defect. The subject loan originated on xx/xx/2018, and the 3-year SOL is expired. BWR has been SE for 2.33 years at xx, FICO 571, and $xx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26653643	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,265.29	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,243.94	4.874%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	19.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx which was applied for the due date of xx/xx/2025. The current monthly P&I is $6,243.94 with an interest rate of 4.874%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2023, the loan was in active litigation. As per servicing comment dated xx/xx/2024, the litigation has been resolved. Further details are not provided.
According to servicing comments dated xx/xx/2024, the subject property is located in a FEMA disaster area. The FEMA disaster was declared on xx for xx
BWR has been SE for 3.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.44%. The tape shows asset misrepresentation as bank statements were altered. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has been SE for 3.91 years at xx in the last 24 months, and $xx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19678522	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,273.71	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,774.37	9.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	7.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in the amount of xx with MERS as nominee for xx and was recorded on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for three months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2025 in the amount of $3,500.62, which was applied to the due date of xx/xx/2024. The current P&I is $2,774.37 with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for three months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the RFD was a property problem.
As per the collection comment dated xx/xx/2024, the borrower was approved for a 3-months FB plan that was started on xx/xx/2024 and ended on xx/xx/2025. Further details are not provided.
As per the collection comment dated xx/xx/2025, the loan is in active litigation. Further details are not provided. There is no comment indicating litigation has been resolved.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has been SE for 10.08 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Missing Required Disclosures	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report shows the detached garage roof is damaged and needs to be torn down or repaired. 1004D report is missing from the loan documents. Final CD does not reflect the escrow holdback."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed SSPL document date test. Loan originator received initial application on xx/xx/2024. SSPL document date is xx/xx/2024 which is more than 3 business days from the initial application date xx/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The revised CD dated xx/xx/2024 is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.143% exceeds APR threshold of 8.320% over by +1.823%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39542091	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$17,434.38	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,929.13	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	48.795%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
There is a UCC judgment against the borrower in favor of xx recorded on xx.
The first installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,686.29, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx The current P&I is $3,929.13, and the interest rate is 4.000%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 35 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.79%. The tape shows revised DTI 83.64%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has been SE for 35 years at xx, FICO 777, 0X30 in the last 24 months, $xx equity in the subject, and residual income $1,649."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.79%, as the borrower's income is $17,283.00 and total expenses are in the amount of $8,433.26, and the loan was manually underwritten."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75938970	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,757.45	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,262.62	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	42.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The annual utilities/mud charges for 2025 have been delinquent in the amount of xx, which were good through xx/xx/2025.
The annual sewer charges for 2025 have been delinquent in the amount of xx, which were good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,731.31, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,262.62 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,262.62 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has been SE for 3.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Mixed Use (Lvl 4) "Subject is a mixed use property with an SF and a business on site operating as the xx with horse stalls and related facilities. Appraised value at xx UPB xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Subject loan is Loan failed Qualified Mortgage Lending Policy points and fees test due to fees charged $6,206.95 exceeds fees threshold of $5,551.44 over by +$655.51.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,756.95
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $850.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $4,756.95. This is an increase fee in the amount of +$4,756.95 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is Refinance, originated on xx/xx/2023 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,206.95 exceeds fees threshold of $5,551.44 over by +$655.51.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,756.95
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $850.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
118806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,415.63	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,314.42	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	775	21.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,314.42 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,314.42 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
The subject property is in xx. County located at xx. The latest collection comment as of xx/xx/2025 states no damage to the property.

BWR1 has been SE for 2.75 years at xx, and at xx. for 9.75 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.996% exceeds APR threshold of 7.900% by +0.096%. The subject loan is not escrowed. Subject loan originated on xx/xx/2024, and the 1-year affirmative defense period is open."	* Compliance Testing (Lvl 3) "Tape shows subject loan is an HPML loan closed without an escrow account. The infinity compliance result shows that the loan failed the HPML test and the subject loan is not escrowed."			Critical	Fail	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24571519	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,694.12	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.78	8.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	43.987%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of MERS as nominee for xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx in the amount of xx which originated on xx/xx/2013 and recorded on xx/xx/2013 with the instrument # xx.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $662.78 which was applied for the due date of xx/xx/2025. The current monthly P&I is $662.78 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 9.66 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows as TRID Violation as the initial disclosures were not issued within the required time period. Infinity compliance result shows the loan failing TRID delivery and timing test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "This loan failed the homeownership counseling organization's disclosure date and list of service providers disclosure test due to the homeownership counseling organization's disclosure and list of service providers disclosure dated xx/xx/2024, which is not within three business days of the loan originator's application dated xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The initial loan estimate delivery date is xx/xx/2024, which is later than the third business day after the creditor receives the consumer's initial written application on xx/xx/2024."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TILA Foreclosure Rescission Finance Charge test, as this loan data reflects a foreclosure rescission finance charge in the amount of $87,117.01. Comparison data foreclosure rescission finance charge in the amount of $87,157.01, and the variance is -$40.00. The subject loan is refinance, originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance tests and charges that in total cannot increase more than 10% tolerance tests due to loan failed initial LE delivery and timing tests. The initial LE dated xx/xx/2024 was delivered on xx/xx/2024, which is more than 3 business days from the initial application date of xx/xx/2024. The subject loan is refinance, originated on xx/xx/2024, and the 3-year SOL is active."			Moderate	Pass	Fail	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65468823	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,687.20	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$645.22	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	40.738%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2019 and recorded on xx/xx/2019 with the instrument #xx.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
2nd installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $645.22 which was applied for the due date of xx/xx/2025. The current monthly P&I is $645.22 with an interest rate of 9.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
BWR has 18.1 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as 40.74%. Tape shows the lender did not include child support payments in the DTI calculation. The revised DTI is 50.55%. Further details not provided. Lender defect. The subject originated on xx and the 3-year SOL is active. BWR has 18.1 years on the job as a sxx with xx since inception, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27308031	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$3,306.65	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,288.21	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	48.668%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,926.01, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,288.21 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,288.21 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has 10 months on the job as a xx with xx.  BWR has prior employment experience as a xx with xx for 4.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to misrepresentation as BWR did not occupy the subject. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.66%. Tape shows income and occupancy misrepresentation causing the lender to omit primary housing expense. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 10 months on the job as a xx with xx in the last 24 months, and $xx equity in the subject."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case. Final CD dated xx/xx/2021 reflects cash to in the amount of $1,515.01."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $10,262.32 exceeding the fees threshold of $8,682.47 over by +$1,579.85.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $8,140.00 Points—Loan Discount Fee paid by Borrower: $2,122.32"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects Lender Credit at $471.00,  Final CD dated xx/xx/2021 reflects Lender at $0.00 This is decrease of +$471.00 for fee which has 0% tolerance test.

The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $10,262.32. Exceeds fees threshold of $8,682.47, over by +$1,579.85.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $8,140.00 Points—Loan Discount Fee paid by Borrower: $2,122.32"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.66%, the borrower income is $7,258.33 and total expenses are in the amount of $3,532.50 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 48.66%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1058313	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,947.38	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,191.23	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	35.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with the lender MERS as nominee for xx.
There is a civil judgment found against the borrower in favor of MERS as nominee for xx. in the amount of xx which was recorded on xx/xx/2024.
The 1st installment of combined taxes for 2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of combined taxes for 2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,441.47, which was applied for the due date of xx/xx/2025. The current P&I is $2,191.23 with an interest rate of 2.75%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has 1.66 years on the job as a xx at xx. Previously, BWR had 2 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as the BWR did not occupy the subject property. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 35.92%. Tape shows the subject is NOO, as the BWR did not occupy the subject property, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.66 years on the job as a xx at xx in the last 24 months, and $xx equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects lender credit at $6,183.36. Final CD dated xx/xx/2021 reflects lender credit at $6,129.69. This is decrease of -$53.67 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents"		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62453417	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$3,798.24	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$384.46	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	749	Not Applicable	44.476%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was recorded on xx in the amount of xx with MERS as nominee for xx.
The first installment of combined taxes for the year 2024 has been paid in the amount of xx on xx/xx/2024.
The second installment of combined taxes for the year 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $384.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $384.46 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the latest inspection report dated xx/xx/2024, located at “xx,” the subject property is owner-occupied, and the subject appears in good condition.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Foreclosure Rescission Finance Charge Test. Finance charge disclosed on final CD as $90,976.52. Calculated finance charge is $91,016.52 for an under disclosed amount of -$40.00. Subject loan is refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,045.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,382.03. This is an increase in fee of +$337.03 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per the seller's tape, it shows “Loan went EPD.” According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98136908	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,393.01	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$461.16	8.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	29.915%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is a prior mortgage against the subject property that was originated on xx and recorded on xx in the amount of xx with the lender "MERS as nominee for xx.".
The first and second installments of county taxes for 2023 were paid in the amount of xx
The first and second installments of county taxes for 2024 were due in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $461.16, which was applied for the due date of xx/xx/2025. The current P&I is $461.16 with an interest rate of 8.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the comment dated xx/xx/2024, the RFD was payment dispute with the lender.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 3.83 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows "EPD." As per the PH as of xx/xx/2025, the BWR is current with the loan, and the next due date is xx/xx/2025."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28738424	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$298.45	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$867.45	7.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	613	Not Applicable	53.541%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments and lines have been found.
The first and second installments of the county taxes for 2024 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of xx.
The third and fourth installments of the county taxes for 2024 are due on xx/xx/2025 and xx/xx/2025 in the total amount of xx.
No prior year's delinquent taxes have been found.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $1,064.51, which was applied to the due date of xx/xx/2025. The current P&I is $867.45 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR has 1 year on the job as a customer protection senior xx. Previously, BWR had 2.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to the completion of renovation. The estimated amount of repairs is $xx, and the final CD reflects an escrow holdback of $xx. The 1004D report is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is xx
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2023 reflects escrow holdback in the amount of $xx. Proof for release of escrow holdback is missing from the loan documents."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged $3,805.14 exceeds fees threshold of $3,730.00 over by +$75.14.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,616.00
Points - Loan Discount Fee paid by Borrower: $799.14
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $695.00

Loan fails QM lending policy points and fees test due to fees charged $3,805.14 exceeds fees threshold of $3,730.00 over by +$75.14.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,616.00
Points - Loan Discount Fee paid by Borrower: $799.14
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $695.00"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the wrong appraised value was used to close the subject loan amount at $121,082, exceeding the maximum limit for the 203K loan. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "This loan failed FHA QM rebuttable presumption test due to fees charged $3,805.14 exceeds fees threshold of $3,730.00 over by +$75.14.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,616.00
Points - Loan Discount Fee paid by Borrower: $799.14
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $695.00"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 8.800% exceeds APR threshold of 9.418% under variance by -0.618%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69222209	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,510.14	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,260.34	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	34.858%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
The 1st installment of town taxes for 2024/25 was paid in the amount of xx on xx/xx/2025.
 The 2nd installment of town taxes for 2024/25 is due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,944.49 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $1,260.34 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
 No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
 As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 1 month on the job as a xx with xx. BWR was working from xx/xx/2021 with the same employment and was on a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows fees on the subject loan exceeded 2% limit. Infinity compliance result shows that the loan failed the QM points and fees test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the Qualified Mortgage Lending policy points and fees test due to fees charged $7,291.00 exceed fees threshold of $5,676.42 over by +$1,614.58.
The below fees were included in the test:
Commitment Fee paid by Borrower: $1,395.00
Points - Loan Discount Fee paid by Borrower: $7,890.00
Loan Discount Fee (less excludable bona fide discount points) $5,896.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the prohibited fees test.
The following fee was included in the test:
Title Closing Protection Letter paid by Borrower: $75.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $7,291.00 exceed fees threshold of $5,676.42 over by +$1,614.58.
The below fees were included in the test:
Commitment Fee paid by Borrower: $1,395.00
Points - Loan Discount Fee paid by Borrower: $7,890.00
																																																																																							Excluded Bona Fide Discount Points -$1,994.00"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34246642	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,320.02	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,223.09	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	677	Not Applicable	44.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual city and combined taxes for 2024 were paid in the amount of $3,320.02.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2025, the borrower is currently delinquent with the loan for 1 month and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $1,223.09, and the interest rate is 3.875%. The UPB is xx.	Collections Comments:The current status of the loan is collection.
As per the review of tape data of payment history as of xx/xx/2025, the borrower is currently delinquent with the loan for 1 month and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $1,223.09, and the interest rate is 3.875%. The UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 1.08 years on the job as axx at xx. BWR has prior experience as a xx at xx between xx/xx/2019 and xx/xx/2020 for 1.4 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows prior FHLMC indemnification that required repurchase if the borrower went 120 days DQ. As per tape data of payment history BWR is delinquent for 1 month and the next due date is xx/xx/2025. The UPB is xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2021 and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,300.50. This is an increase in fee of $1,300.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the 1 year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.78%, as the borrower’s income is $4,203.00 and total expenses are in the amount of $1,882.20 and the loan was underwritten by AUS/DU (xx) and its recommendation is Accept with a DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66438511	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,811.66	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.21	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	759	45.355%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
The annual installment of school taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,419.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $868.21 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the new job as a business development xx at xx. Previously, BWR1 had multiple jobs within 2 years. BWR2 receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $3,960.97 exceeds fees threshold of $3,875.96 over by +$85.01.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $1,770.97
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $1,395.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,960.97 exceeds fees threshold of $3,875.96 over by +$85.01.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $1,770.97
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $1,395.00"
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 43.24%. Tape shows subject is NOO due to misrepresentation, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has one month on the new job as a xx, BWR2 receives xx since inception, and $xx equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2023. Initial LE dated xx/xx/2023 reflects Lender Credit at $420.00. Final CD dated xx/xx/2023 reflects Lender Credit at $352.00. This is a decrease of $68.00 for fee which has 0% tolerance test. Valid COC for NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36850625	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,312.62	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,011.70	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	763	Not Applicable	35.122%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. with instr. #xx. There is a junior mortgage active against the subject property in favor of xx, in the amount of xx originated on xx/xx/2022 and recorded on xx/xx/2022 with instr. #xx. County annual taxes of 2024 have been paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,660.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,011.70 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the subject property was damaged due to water on xx/xx/2023 and mold. As per the comment dated xx/xx/2023, the estimated amount of the claim is xx. As per the comment dated xx/xx/2023, the borrower received claim check in the total amount of $33,690.03. No evidence has been found for repairs completion.
BWR has 5.91 years on the job as a Dir. product xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Written list of service providers disclosure dated xx/xx/2022 is missing from the loan file." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with CLTV at 95%, exceeding the 90% CLTV threshold for a streamlined condo review. Condo questionnaire is missing from the loan documents. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
Subject loan is a purchase, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,876.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,878.48. This is an increase in fee of $2.48 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,324.19	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56083607	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,412.41	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$608.78	9.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	39.450%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx which was recorded on xx in the amount of xx with MERS as nominee for xx.
There is a prior mortgage against the subject property that was originated on xx and recorded on xx in the amount of xx with the lender "xx."
The annual city and combined taxes for 2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $608.78, which was applied for the due date of xx/xx/2025. The current P&I is $608.78 with an interest rate of 9.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR has 2.2 years on the job as axx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show lender failed to include spousal lien UPB of $xx in CLTV calculation. Revised CLTV increases from 61.47% to 106%. Further details not provided."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from loan file."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6275428	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,745.51	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$940.01	10.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	42.409%	Second	Commitment	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx, for the amount of xx. There is a prior mortgage against the subject property that was originated on xx and recorded on xx with instrument xx in the amount of xx with MERS as nominee for xx. There is an active prior UCC against the subject property in favor of xx., which was recorded on xx The UCC amount is not provided. The first and second installments of county taxes for 2024 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $940.01, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $940.01, and the interest rate is 10.250%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
  BWR has 7.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows HPML due to an APOR violation. Infinity compliance result shows the loan passed the HPML test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Qualified Mortgage Lending Policy points and fees test due to fees charged $3,924.52 exceeds fees threshold of $3,914.00 over by +$10.52.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $638.00
Points - Loan Discount Fee paid by Borrower: $3,286.52."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $3,155.39. Post CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $3,286.52. This is an increase fee in the amount of +$131.13 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,924.52 exceeds fees threshold of $3,914.00 over by +$10.52.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $638.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $3,286.52."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59681442	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,738.39	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.15	11.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	710	40.245%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in the amount of xx which was recorded on xx
There is a prior mortgage against the subject property in favor of MERS as nominee for xx in the amount of xx originated on xx and recorded on xx/xx/2020.
The annual county taxes for 2024 have been paid in the amount of xx on xx.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $900.15 which was applied for the due date of xx/xx/2025. The current monthly P&I is $900.15 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the seller tape, the property is owner occupied.
No information has been found related to damage or repairs.
BWR1 receives VA benefits and social security income.
BWR2 has 1.41 years on the job as a xx with xx, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.24%. Tape shows BWR2's income source is from a non-arm's-length transaction as she is employed as a caregiver by BWR1. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR1 receives VA benefits and social security income. BWR2 has 1.41 years on the job as a xx with xx. Additionally, BWR2 receives social security income, FICO 720, 0X30 since inception, and $xx equity in the subject."	* Compliance Testing (Lvl 3) "Loan failed qualified mortgage APR threshold test due to APR calculated 11.496% exceeds APR threshold of 10.690% over by +0.806%."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $233,444.80. Calculated finance charge is $233,484.80 for an under disclosed amount of -$40.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated xx/xx/2024 reflects points - loan discount fee at $2,301.59. Final CD dated xx/xx/2024 reflects points - loan discount fee at $2,419.74. This is an increase in fee of +$118.15 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active.

Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM APR test due to APR calculated 11.496% exceeds APR threshold of 10.690% over by +0.806%."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.496% exceeds APR threshold of 10.690% over by +0.806%. Subject is second lien and first lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 11.496% exceeds APR threshold of 10.690% over by +0.806%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61617647	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,724.66	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$687.94	8.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	781	Not Applicable	36.642%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. in the amount of xx which originated on xx and was recorded on xx with the book #xx.
No active judgments or liens were found.
The 1st and 2nd installments of city taxes for 2023 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $687.94 which was applied for the due date of xx/xx/2025. The current monthly P&I is $687.94 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $687.94 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.

BWR has 4.91 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows loan went EPD. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $687.94 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $79,476.12. Further details are not provided."
																																																																																							* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63361137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,997.38	01/xx/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.04	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	38.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
There is a credit card judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx.
The 2nd installment of county tax for 2024 is due in the total amount of xx on xx/xx/2025.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $727.89, which was applied for the due date of xx/xx/2025. The current monthly P&I is $507.04 with an interest rate of 4.75%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the trial modification is approved, and the 1st trial is due on xx/xx/2023.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
The foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation. As per the servicing comment dated xx/xx/2024, judgment entered on xx/xx/2024. As per servicing comments dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. As per servicing comments dated xx/xx/2024, the loan was reinstated.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 2.83 years on the job as a project admin with xx.
Foreclosure Comments:The foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation. As per the servicing comment dated xx/xx/2024, judgment entered on xx As per servicing comments dated xx/xx/2024, the foreclosure sale was scheduled for xx As per servicing comments dated xx/xx/2024, the loan was reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) ") Tape shows a large deposit was not sourced and insufficient assets. Bank statement in the file shows assets of $22,731, and the cash-to-close requirement is $24,865. There is a shortfall of funds in the amount of $xx. Further details were not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.22%. Tape shows income miscalculation. Revised DTI is 45%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has 2.83 years on the job as a xx with xx, $xx equity in the subject, and $1,195 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $462.67. This is an increase fee in the amount of +$462.67 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.981% exceeds APR threshold of 4.430% over by +0.551%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.981% exceeds APR threshold of 4.430% over by +0.551%. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41359148	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,463.64	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,632.99	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	34.239%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
There is civil judgment found against the borrower in favor of xx which was recorded on xx. The supportive document does not show the lien amount.
The annual county taxes for 2024/2025 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,632.99 and interest rate is 7.625%. The UPB is xx.

Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The reason for default is not available.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.

BWR has 2.11 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 34.23%. Tape shows subject is NOO due to misrepresentation, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active. BWR has 2.11 years on the job as an xx at xx, and $xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26050053	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,018.76	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,338.62	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	45.309%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,077.58, which was applied on xx/xx/2025. The current P&I is $2,338.62 and the interest rate is 8.625%. The UPB is reflected in the amount of xx.	Collections Comments:Current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is reflected in the amount of xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
BWR has 2 months on the job as a xx with xx. BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed QM APR spread test. Infinity compliance result shows the loan failed the HPML and QM Safe Harbor threshold test. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.410% exceeds APR threshold of 8.550% over by +0.860%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.945% exceeds APR threshold of 8.550% over by +0.395%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24547625	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,036.18	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$420.43	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	777	787	31.821%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 under instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property, which was recorded on xx/xx/2021 under instrument #xx in the amount of xx with MERS as nominee for xx.
The first installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $420.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $420.43 with an interest rate of 9.50%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
CCs do not show damages.
As per tape data, the subject property is occupied by the owner.
BWR2 receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 38.77%. Tape shows lender miscalculated PITI of the first lien, and the revised DTI is 61.71%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR2 receives retirement income, FICO 811, 0X30 since inception, $xx equity in the subject, and residual income $1,272."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $659.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $415.80. This is a cumulative increase of +$243.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67881748	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$151.00	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$461.41	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	43.832%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $541.91 which was applied for the due date of xx/xx/2025. The current monthly P&I is $461.41 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWR has 6.91 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.83%. Tape shows rental income miscalculation. Revised DTI is 84%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 6.91 years on the job as a xx, FICO 746, 0X30 since inception, $xx equity in the subject, and $351 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $96,147.14. Calculated finance charge is $96,798.44 for an under disclosed amount of -$651.30. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $96,147.14. Calculated finance charge is $96,763.44 for an under disclosed amount of
-$616.30. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect HUD IBTS Certification Fee. CD dated xx/xx/2024 reflects HUD IBTS Certification Fee at $275.00.
Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee at . CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $44.53.
This is a cumulative increase in fee of $319.53 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects Lender Credit at $187.00, Final CD dated xx/xx/2024 reflects Lender at $0.00. This is decrease of +$187.00 for fee which has 0% tolerance test."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation document is located at Ln#134901.pdf page#36 and the manufactured home rider located at xx reflecting that the home is affixed with permanently to the land. The VIN number is xx."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68881334	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$645.51	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$460.38	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	34.002%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual village taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual utilities/MUD charges for 2024 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $700.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $460.38 with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is occupied by the owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file shows appraisal is subject to removal of second kitchen, and 1004D was not obtained. The photo addendum shows the roof, deck, siding, and flooring are damaged. The estimated cost of repairs is $xx. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback. Subject closed xx UPB xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $1,032.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,031.80. This is a cumulative increase of +$0.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86159186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,957.80	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.36	9.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	717	40.060%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx, for the amount of xx
There is a prior mortgage against the subject property that was originated on xx/xx/2021 and recorded on xx with instrument #xx in the amount of xx
There is a prior state tax lien against the borrower in favor of the State of xx for the amount of xx recorded on xx.
The first installment of county taxes for 2024 was paid in the amount of xx.
The second installment of county taxes for 2024 is due in the amount of xx on xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $463.36, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $463.36, and the interest rate is 9.000%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

BWR1 has 4.50 years on the job as a xx with xx.
BWR2 has 5.75 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows an EPD. According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45429401	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,148.61	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,891.01	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	779	731	40.991%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
There is UCC lien found against the subject property in favor of xx. The lien amount is not mentioned on the document.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,429.52 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,891.01 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWR1 and BWR2 have been SE for 10.83 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable		* Property is Commercial Prop (Lvl 3) "Tape shows the subject is NOO, and the property is commercially used as an elder care facility. Further details not provided. Elevated for client review."	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents. Current UPB is xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47065464	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,965.35	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	681	Not Applicable	16.399%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The tax certificate details are not available.

According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last transaction details are not available. The current P&I is $1,965.35 with an interest rate of 7.990%. The current UPB reflected as per the tape data is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage.

BWR has been SE for 11.83 years with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. The loan was originated on xx/xx/2023 with the first payment on xx/xx/2024. As per the payment history, the payment for the due date xx/xx/2024 was made on xx/xx/2024. According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47546153	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,194.37	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$885.18	8.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	727	Not Applicable	44.633%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property in favor of 'xx.' originated on xx which was recorded on xx in the amount of xx.
The annual county taxes for 2024 are paid in the amount of xx on xx/xx/2024.
The water charges for 2025 are due in the amount of $95.22 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $885.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $885.18 with an interest rate of 8.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is occupied by the owner.
BWR has 5.58 years on the job as an xx at xx. Additionally, BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the initial CD waiting period requirement was not met as Veteran’s Day was not considered. Infinity compliance result show the loan has failed the delivery and timing test for the initial CD as the receipt date is less than 3 business days from the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance delivery and timing test for CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is less than 3 business days from the consummation date of xx/xx/2024. Subject loan is refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $936.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,442.90.
Loan estimate dated xx/xx/2024 does not reflect Tax Service Fee. CD dated xx/xx/2024 reflects Tax Service Fee at $99.00.
This is a cumulative increase in fee of +$605.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49486697	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,354.66	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$422.13	8.125%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	766	14.817%	Second	Final policy	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx, which was recorded on xx/xx/2024 in favor of MERS as nominee for xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx in the amount of xx, which originated on xx and was recorded on xx with the instrument | Book/Page# xx.
Annual city taxes for 2024 were paid in the amount of $554.24 on xx/xx/2024.
Annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $422.13, which was applied for the due date of xx/xx/2025. The current monthly P&I is $422.13 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

BWR1 has 2.75 years on the job as a xx of xx.
BWR2 has 21.08 years on the job as a fxx in xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows initial disclosures were not provided on time. Infinity compliance result shows that the loan failed the RESPA timing test as the initial application date is xx/xx/2024, and the documents are dated xx/xx/2024, which is more than 3 business days."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test due to the LE, SSPL and the homeownership counseling organization disclosure were issued 4 days after initial application date. Initial loan application date is xx/xx/2024 and the documents are dated xx/xx/2024."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial loan estimate delivery date test failed due to initial LE dated xx/xx/2024 and delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024. The subject is a refinance case, originated on xx and the 3-year SOL is active."			Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12706300	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,386.02	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,547.04	9.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	750	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,849.46 which was applied for the due date of xx/xx/2025. The current monthly P&I is $6,547.04 with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is not available in the servicing comments.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Subject loan is NOO and was approved using DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61099957	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$27,216.19	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$18,381.66	9.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx which originated on xx and was recorded on xx with the instrument | Book/Page# xx.
There is a prior state tax lien found against the borrower in favor of xx, Tax Collector of the County of xx, State of xx, in the amount of xx, which was recorded on xx.
There is a mechanics lien found against the borrower in favor of xx. in the amount of $832.26, which was recorded on xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $20,870.40, which was applied for the due date of xx/xx/2025. The current monthly P&I is $18,381.66 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $18,381.66 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
The subject was approved under a no-ratio and ATR-exempt loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed CA AB 260 Higher-Priced mortgage loan threshold test due to APR calculated 9.847% exceeds APR threshold of 9.550% over by +0.297%. Subject loan is escrowed.

																																																																																								Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.847% exceeds APR threshold of 9.550% over by +0.297%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83304542	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,262.12	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,466.48	6.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	45.809%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments and liens have been found.
The county's annual tax for 2024 has been paid on xx in the total amount of $5,262.12.
No delinquent tax has been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,972.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,466.48 with an interest rate of 6.750%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.

BWR receives disability and child support income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject loan does not meet the seasoning period requirement of GNMA. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46901730	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$562.50	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,455.23	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	766	Not Applicable	38.111%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
There is a prior state tax lien against the borrower in favor of the xx for the amount of xx recorded on xx/xx/2014.
The first installment of county taxes for 2024 was paid in the amount of $281.25.
The second installment of county taxes for 2024 is due in the amount of $281.25 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,748.98, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $1,455.23, and the interest rate is 7.125%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 8 months on the job as a xx at xx. Previously, BWR had 1.5 years on the job as a x xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated xx/xx/2024 reflects Rate Lock Fee at $155.52. Final CD dated xx/xx/2024 reflects Rate Lock Fee at $350.00. This is an increase in fee of +$194.48 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects Recording fee at $50.00. CD dated xx/xx/2024 reflects Recording fee at $75.00. This is an increase of +$20.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan originated as a second home with LTV greater than 80% and does not satisfy minimum contribution of 5% from BWR's own funds as the Final CD shows gift asset of $xx and gift letters of $xx in file. Seller credit of $3,600 used towards closing. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $2,596.24."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.658% exceeds APR threshold of 7.620% over by +0.038%. Subject loan is escrowed."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28734684	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,475.46	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,221.69	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	802	49.808%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024, in favor of MERS as nominee for xx, in the amount of xx, which was recorded on xx.
No active judgments or liens have been found.
Annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $1,767.73, which applied to the due date of xx/xx/2025. The current P&I is $1,221.69 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject was approved at 49.80%. Tape shows lender did not include the subscription obligation in DTI calculations. Review also shows income miscalculation. The revised DTI is 64.71%. Further details not provided. Lender defect. The subject originated on xx and the 3-year SOL is active. BWR1 and BWR2 receive social security income, FICO 785, 0X30 since inception, $xx equity in the subject, and $1,522 residual income."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77176974	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$80,925.34	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$27,287.05	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	44.223%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx, for the amount of xx
There is a junior mortgage against the subject property that was originated on xx and recorded on xx with the lender xx, for the amount of xx.
There is a prior credit card judgment against the borrower in favor of xx for the amount of xx recorded on xx/xx/2018.
There are 2 prior state tax liens, one prior IRS lien, one prior credit card judgment, and one civil judgment in favor of different plaintiffs, which were recorded on different dates in the total amount of xx The defendant's middle name mentioned on the supporting document is inconsistent with the borrower's.
The first installment of county taxes for 2024/2025 was paid in the amount of xx
The second installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $40,101.68, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $27,287.05, and the interest rate is 7.250%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed
BWR has been SE for 3.41 years at xxand at xx for 3.66 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/2024 and revised CD dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date which is after the consummation date xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan amount of $xx exceeds loan program limit of $3M, and bank statement in file shows assets of $xx do not satisfy the reserve requirements of 9 months. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41% using a 20% expense factor on a bank statement program, per the CPA letter in file. Per the approval, a co-buyer was added to the loan for qualifying but only signed the mortgage and not the note. DTI unable to be calculated. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been for 3 years in 2 xx. FICO 733. 0X30 since inception. $2.9M equity in subject.

																																																																																								Downgraded to LVL2 as per PH."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28339815	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	North Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,213.32	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,927.63	$3,478.46	9.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $10,213.32 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $5,220.24, which was applied to the due date of xx/xx/2025. The current interest-only payment is $2,927.63 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx. The note consists of 120 months of interest-only payments.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows excluding $xx pending deposits verified assets fall short for closing. Bank statements in the file show $xx with the $xx excluded, and the cash-to-close requirement is $xx. Further details not provided."
* Condo / PUD rider Missing (Lvl 3)     "PUD rider is missing from the loan document."
																																																																																							* DSCR is less than 1.00 (Lvl 3) "Net operating income is $45,000.00 and annual payment (debt service) is $50,145.96 and their debt service cover ratio (DSCR) is 0.90."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50413515	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,644.26	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,761.40	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee forxx. No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the total amount of xx on xx/xx/2024. The 2nd installment of county taxes for 2024 is due in the total amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,834.56 which was applied for the due date of xx/xx/2025. The current monthly P&I is $6,761.40 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $6,761.40 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Subject loan is no. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $60,000.00, annual payments (debt service) are $106,014.72, and the debt service cover ratio (DSCR) is 0.57."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows the borrower became delinquent multiple times and is current with the loan now. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $6,761.40 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $xx.. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84710043	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,136.23	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.70	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx, for the amount of xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2024 were paid in the amount of xx. The water/sewer charges for 2025 are delinquent in the amount of $392.58, which are good through xx.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,618.41(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,395.70 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:The loan is currently performing.
 According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The loan has not been modified.
 The foreclosure was not initiated.
The borrower did not file bankruptcy.
The reason for the default is unable to be determined.
 No comment pertaining to the damage to the subject property has been observed.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Origination Appraisal Prepayment Penalty Rider	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The tape shows nationality issues as BWR is a foreign citizen. A review of the file shows xx restricts the sale of property to foreign principals from xx unless they have a visa. The BWR is from the xx and there is no visa in file. Further details not provided." Elevated for client review."	* Condo / PUD rider Missing (Lvl 3) "The subject property type is PUD. PUD rider is missing from the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. xx search shows an estimated value of xx. Current UPB is xx."
																																																																																							* Prepayment Rider Missing (Lvl 3) "Prepayment rider is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34426989	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,933.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,798.85	8.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is one junior mortgage against the subject property that was originated on xx and recorded on xx in the favor of "xx," in the amount of xx
There is a UCC lien in favor of "xx," which was recorded on xx.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $2,798.85, and the interest rate is 8.500%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the  payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $2,798.85, and the interest rate is 8.500%. The UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
Subject loan approved under ATR exempt loan program with no ratio.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Condo / PUD rider Missing (Lvl 3) "The PUD rider is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject property as a PUD detached residence, and the mortgage notarized on xx/xx/2022 contains no riders for property type. Further details not provided."
* Missing Initial 1003_Application (Lvl 3) "The initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect appraisal re-inspection fee. Final CD dated xx/xx/2022 reflects appraisal re-inspection fee at $200.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.911% exceeds APR threshold of 7.450% over by +1.461%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75251206	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$2,550.17	$5,715.93	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,311.37	9.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	780	48.314%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The annual school and utilities/MUD taxes for 2023 were paid in the amount of xx The annual county taxes for 2024 were paid in the amount of $1,898.62. The annual school taxes for 2024 were delinquent in the amount of $2,550.17 with the good-through date of xx/xx/2025. The annual utilities/MUD charges for 2024 were delinquent in the amount of xx with the good-through date of xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,005.18 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,311.37, and the interest rate is 9.125%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,005.18 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,311.37, and the interest rate is 9.125%. The current UPB is xx
 No foreclosure activity has been found.
 No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
 Unable to determine the current occupancy status.
    BWR1 has been SE for 15.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan originated 11/xx/24 and was approved at 48.31% using 1099’s. The file contained 2023 tax transcripts that did not support the 1099 income used for qualifying; revised DTI over 100%. Further details not provided. Lender defect. BWR 1 is SE with xx for 15 years, BWR 2 is SE with xx for 2 years, the 3-year SOL is active., FICO 731 and $53.7K in equity."	* Compliance Testing (Lvl 3) "Tape shows loan failed 3-day waiting period test for CD. Infinity compliance result shows the loan failed the TRID delivery and timing test as the initial LE and CD were delivered on the same date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test as the initial LE and CD were delivered on the same date."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,988.19 Exceeds Fees threshold of $4,584.71 Over by +$2,403.48.  The below fees were included in the test: Appraisal Review Fee paid by Borrower: $150.00 Document Preparation Fee paid by Borrower: $100.00 Mortgage Broker Fee paid by Borrower: $4,437.31 Points - Loan Discount Fee paid by Borrower: $805.88 Underwriting Fee paid by Borrower: $1,495.00  Loan fails GSE (Fannie Mae public guidelines) QM APR test due to APR charged 9.695% Exceeds APR threshold of 8.610% Over by +1.085%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51152669	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,941.32	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,364.85	8.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received xx/xx/2025 in the amount of $2,893.13 (PITI), which was applied on xx/xx/2025. The current P&I is $2,364.85, and the interest rate is 8.125%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No records for foreclosure have been found.
No repairs and damage have been found.
Unable to determine the current occupancy of subject property.
The subject loan approved under no ratio loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan failed the 3-day CD waiting period. Further details not provided. Infinity compliance result shows the loan failed the TRID delivery and timing test."
* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed TRID Disclosure Delivery Date Validation Test due to initial closing disclosure delivery date is on initial loan estimate delivery date."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.467% exceeds APR threshold of 7.860% over by +0.607%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 Higher-Priced Mortgage Loan Test due to an APR calculated at 8.467% exceeds APR threshold of 7.860% over by +0.607%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85199302	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,499.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,900.18	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx The subject mortgage is not recorded yet.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025 with the first payment on xx/xx/2025. According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $1,900.18 with an interest rate of 8.375%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The loan was originated on xx/xx/2025 with the first payment on xx/xx/2025. According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $1,900.18 with an interest rate of 8.375%. The current UPB reflected as per the payment history tape data is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
Subject loan was approved under the no-ratio loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows LE and CD was issued on the same date. Infinity compliance result shows the loan failed the TRID delivery and timing test as the initial LE and CD were delivered on the same date."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed Qualified Mortgage Lending Policy points and fees test due to Fees charged $9,745.00 exceeds fees threshold of $7,126.67 over by +$2,618.33.
The below fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $5,000.00
Points - Loan Discount Fee paid by Borrower: $2,500.00
Underwriting Fee paid by Borrower: $1,995.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $9,745.00 exceeds fees threshold of $7,126.67 over by +$2,618.33.
The below fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $5,000.00
Points - Loan Discount Fee paid by Borrower: $2,500.00
Underwriting Fee paid by Borrower: $1,995.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.931% exceeds APR threshold of 8.270% over by +0.661%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 8.907% exceeds APR threshold of 8.270% over by +0.637%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32950271	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,510.24	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,555.62	8.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	743	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx in the amount of xx which originated on xx/xx/2022 and recorded on xx/xx/2022 with the instrument #xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2014.
The 2nd installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,111.59 which was applied for the due date of xx/xx/2025. The current monthly P&I is $6,555.62 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Subject loan was approved under the no-ratio loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $25,963.50 exceeds fees threshold of $24,845.93 over by +$1,117.57.
The below fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $12,937.50
Points - Loan Discount Fee paid by Borrower: $10,781.00
Underwriting Fee paid by Borrower: $1,995.00.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 10.787% exceeds APR threshold of 9.350% over by +1.437%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $25,963.50 exceeds fees threshold of $24,845.93 over by +$1,117.57.
The below fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $12,937.50
Points - Loan Discount Fee paid by Borrower: $10,781.00
Underwriting Fee paid by Borrower: $1,995.00.

Loan failed GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated 10.787% exceeds APR threshold of 9.350% over by +1.437%.  Subject loan is escrowed.

This loan failed the GSE (Freddie Mac public guidelines) HPML loan type test due to the loan 7/1 or 10/1 ARMs, or 7/6-month or 10/6-month ARMs."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the ARM disclosure was not provided. Review of the loan files shows ARM disclosure is missing from the loan documents. Further details are not provided."
* Loan program disclosure missing or unexecuted (Lvl 3)     "ARM loan program disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.321% exceeds APR threshold of 8.600% over by +0.721%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 9.321% exceeds APR threshold of 8.600% over by +0.721%. The subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 10.787% exceeds APR threshold of 8.600% over by +2.187%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15774298	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,187.40	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	788	794	20.449%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx with instrument #xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,187.40 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,187.40 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No evidence has been found regarding the foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the tape data, the property is owner-occupied. BWR1 has 6 years on the job as an assistant business xx with xx. BWR2 has 2.58 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject property is a coop, and the BWR's EAD status of CO8 status is not allowed. The C08 code indicates that the individual has a pending application for asylum. BWR is a non-permanent resident alien. Further details not provided."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The property is a unit in a cooperative. The subject leasehold agreement is located at xx, and the leasehold term expires on xx/xx/2059, and the mortgage matures on xx Elevated for client review."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32939093	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,404.10	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,198.01	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	784	771	45.381%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is a civil judgment found against the borrower in favor of the People of the State of xx in the amount of xx which was recorded on xx.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2024 were paid in the amount of xx on xx/xx/2024 & xx/xx/2024.
The annual utilities charges for 2024 were paid in the amount of $780.66 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,888.14, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,198.01 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the property is an investment.
BWR has 7 years on the job as a xx with xx.
BWR2 has 6.41 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is, and the photo addendum reflects the missing portion of flooring in the kitchen. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape and appraisal report show the property appraised as a two-unit property that actually is an SFR with an ADU. Further details are not provided. xx search shows an estimated value of $xx. Current UPB xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14131566	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,950.58	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,315.49	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	750	Not Applicable	40.223%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens were found.
The 1st installment of annual county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of annual county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,813.84 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,315.49 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current is xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Borrower has 2.25 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #3 with a sales price of $xx, is closest to the subject property, valued at $xx. xx search shows an estimated value of $xx. Current UPB is $xx."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 does not reflect Rate Lock extension. CD dated xx/xx/2023 reflects Rate Lock extension at $448.63.
Loan estimate dated xx/xx/2023 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2023 reflects Appraisal Re-Inspection Fee at $200.00.
Loan estimate dated xx/xx/2023 reflects Appraisal Fee at $550.00. CD dated xx/xx/2023 reflects Appraisal Fee at $650.00.
This is a cumulative increase in fee of $748.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
419450	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,183.60	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,593.15	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	714	Not Applicable	49.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,432.73, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,593.15 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,593.15 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.

BWR has been SE for 3.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,542.75 exceed fees threshold of $7,843.72 over by +$1,699.03.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,852.75
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $995.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,542.75 exceed fees threshold of $7,843.72 over by +$1,699.03.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,852.75
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $995.00."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 49.89%. Tape shows undisclosed debt. Revised DTI is 57.83%. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active. BWR has been SE for 3.25 years at xx since inception, $xx equity in the subject and $2,056 residual income."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of $907.56."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15838732	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,041.87	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,532.23	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	664	54.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
There is a UCC lien found against the subject property in favor of xx, which was recorded on xx.
There is a state tax lien found against the borrower in favor of the State of xx, in the amount of $746.91, which was recorded on xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,124.94 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,532.23 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
The appraisal report is subject to. As per the photo addendum located at (xx), the subject property needs multiple repairs. The 1004D located at xx states the requirements are not completed. There is no evidence to confirm the exact cost and current status of repairs. CCs do not show damages.
As per the tape data, the subject property is owner-occupied.
BWR1 has 1 year on the job as a xx with xx.
BWR2 has 41 years and 3 months on the job as a xx with xx.
  BWR3 received social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing Initial Closing Disclosure Missing Initial LE Mortgage Insurance Notice of Servicing Transfer Transmittal (1008)	xx	3: Curable	* Condo / PUD rider Missing (Lvl 3) "Appraisal shows subject property type is PUD. PUD rider is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show MI disclosed a term of 5 years and it was supposed to be 30 years. MI certificate is missing from the loan file. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance charge disclosed on Final CD as $494,942.11. Calculated finance charge is $508,205.31 for an under disclosed amount of -$13,263.20.

Loan failed TILA APR test due to APR calculated 6.091% exceeds APR threshold 6.239% over by -0.148%.

This loan failed TRID total of payments test due to charge $937,152.11 allow $950,326.31 less by -$13,174.20."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56701866	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,300.90	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,598.86	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	766	19.010%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,160.37 which was applied for the due date of xx/xx/2025. The current monthly P&I is $6,598.86 with an interest rate of 10.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR1 has been SE for 4 years at xx.  BWR2 has 1.41 years on the job as a business xx at xx. BWR2 has prior employment experience as a xx for 1.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject is HPML and the 3-day appraisal timing requirement not met as the appraisal report was not delivered 3 business days prior to the closing date. BWR received appraisal on 1/xx/25 and loan closed on 1/xx/25. xx shows an estimated value of $xx. Current UPB $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.214% exceeding the APR threshold of 8.570% by +1.644%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11856320	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,558.13	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,289.93	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	49.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,888.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,289.93 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.

BWR started the new job on xx/xx/2024 as an operations project xx with xx. Previously, BWR had 6.08 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 49.36%. Tape shows income miscalculation. Revised DTI is 52.41%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR started the new job on xx/xx/2024 as an xx with xx. Previously, BWR had 6.08 years on the job as a process xx since inception, $xx equity in the subject and $5,155 residual income.

																																																																																								Downgraded to LVL2 as per PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32901938	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$660.48	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,535.37	7.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	39.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,902.83, which was applied for the due date of xx/xx/2025. The current P&I is $1,535.37 with an interest rate of 7.490%. The current UPB is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR has 2 months on the job as a xx with xx. Previously, BWR had 8.91 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $340,320.03. Calculated finance charge is $340,949.46 for an under disclosed amount of -$629.43.

Loan failed TILA foreclosure rescission test. Finance charge disclosed on final CD as $340,320.03. Calculated finance charge is $340,914.46 for an under disclosed amount of -$594.43."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value of homestead property acknowledgment disclosure is missing from the loan documents. Appraisal is in file to calculate LTV."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,588.00 exceeds fees threshold of $6,353.45 over by +$234.55.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,143.00
Processing Fee paid by Borrower: $675.00
Underwriting Fee paid by Borrower: $770.00

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $6,588.00 exceeds fees threshold of $6,353.45 over by +$234.55.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,143.00
Processing Fee paid by Borrower: $675.00
Underwriting Fee paid by Borrower: $770.00"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan cannot be manually UW as the BWRs FICO score of 638 is less than the minimum required score of 640 and the loan is not salable to Freddie Mac as LPA was not run prior to closing. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan file."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.869% exceeds APR threshold of 7.860% over by +0.009%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.869% exceeds APR threshold of 7.860% over by +0.009%. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83370889	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,662.33	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,096.54	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	49.392%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx, for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2024 were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,335.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,096.54 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
PH shows a large payment of xx in Jan-25. As per the seller's response, the amount is paid by BWR.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 3 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.39%. Tape shows an undisclosed IRS debt with a monthly payment of $220. Revised DTI is 51.01%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3 years on the job as a xx, FICO 792, 0X30 since inception, $xx equity in the subject and $6,560 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $557.00. CD dated 0xx/xx/2024 reflects Points - Loan Discount Fee at $3,327.00. This is an increase in fee of +$2,770.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75159358	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,062.43	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$388.89	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	812	813	45.882%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for x
There is a prior mortgage against the subject property in the favor of MERS as nominee for xx in the amount of xx which was recorded on xx
The first, second, and third installments of county taxes for 2025 were paid in the amount of $4,632.96.
The fourth installment of county taxes for 2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $388.89, which was applied to the due date of xx/xx/2025. The current P&I is $388.89 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR1 receives social security income.
BWR2 receives social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and infinity compliance result shows the loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period as the APR became inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflect Loan Origination Fee at $300.00. Final CD dated xx/xx/2025 reflects Loan Origination Fee at $500.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6777251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Not Applicable	Yes	Not Applicable	First	$0.00	$6,284.46	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,629.99	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	748	Not Applicable	30.208%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in the amount of xx with the lender, xx, which was recorded on xx
The first and second installments of county taxes for 2023 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,355.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,629.99 with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,355.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,629.99 with an interest rate of 7.000%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR has 14.5 years on the job as a xx xx. BWR has 14.5 years on the second job as a xx xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB $xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS was invalidated as scores from 2 credit bureaus were frozen in the updated credit report. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Revised loan estimate is missing from the loan documents and document tracker is available at Pg#30."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52508670	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,490.78	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,448.13	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	776	36.071%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage that was originated on xx and recorded on xx with instrument # xx in the amount of xx with xx.
The first and second installments of county taxes for 2024 were paid in the amount of xx on xx/xx/2024 & xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,751.61, which was applied for the due date of xx/xx/2025. The current P&I is $1,448.13 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the tape data, the property is owner-occupied.
BWR has 1.08 years on the job as a  xx, BWR has 3 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $2,099.33. Final CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $2,334.53. This is a cumulative increase of $25.27 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWRS net worth of $xx exceeds the guideline limit of more than 50% of the sales price and is not eligible for a VA grant DPA used on the subject loan. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76776468	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,332.29	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,700.05	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	50.119%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as a nominee for x
There are four state tax liens in favor of the xx, in the total amount of xx which were recorded on different dates. The provided SSN # is inconsistent with the borrower's SSN #.
There is an IRS lien in favor of the Department of the xx, in the amount of xx which was recorded on xx/xx/2020. The provided SSN # is inconsistent with the borrower's SSN #.
There is a notice of hospital lien against the borrower “xx,” in favor of xx, in the amount of xx which was recorded on xx/xx/2024.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,585.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,700.05 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx. The deferred balance is xx. Tape shows the borrower was approved for a Forbearance plan from 8/2021-1/2022 and the deferral was applied in the amount of xx to bring loan current. Second forbearance plan from 12/2022-4/2023. No other evidence has been found for deferred balance.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as an xx. Previously, BWR had 4 months on the job as an xx. between xx/xx/2020 and xx/xx/2020, and prior to that, BWR had 7 months on the job as a xx at xx between xx/xx/2019 and xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower was approved for a Forbearance plan from 8/2021-1/2022 and the deferral was applied in the amount of xx to bring loan current. Second forbearance plan from xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 50.11%. Tape shows two undisclosed installment debts with a total monthly payment of $3,859 were opened prior to closing. Revised DTI is 84%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has 1 month on the new job as an Hxxwith xx in last 24 months, $xx equity in the subject and $1,800 residual income."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.11%, as the borrower’s income is $11,250.00 and total expenses are in the amount of $5,638.44. The loan was underwritten by LP (Locator# xx), and its recommendation is Accept with a DTI of 50.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58178424	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,386.23	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,124.72	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	29.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
No active judgments or liens were found.
The 2024 combined annual taxes were an overpayment in the amount of xx on xx/xx/2025.
The 2024 combined annual taxes were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/2025, and the first pay date is xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The current P&I is $3,124.72 with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan originated on xx/xx/2025, and the first pay date is xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower is current with the loan.  The next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 6 years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $645,296.39. Calculated finance charge is $645,501.14 for an under disclosed amount of -$204.75. Subject loan is a purchase, originated on xx/xx/2025 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Lock Extension Fee. CD dated xx/xx/2025 reflects Lock Extension Fee at $976.00. This is an increase in fee of +$976.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the homebuyer education course was not completed by the borrower prior to closing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28679382	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,260.18	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,629.01	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	747	46.791%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
 No active judgments or liens were found.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx.
The 2nd installment of county taxes for 2024 is due in the total amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,305.54 which was applied for the due date of xx/xx/2025. The current monthly P&I is $5,629.01 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR1 has 12.58 years on the job as a xxt with xx.
BWR2 has 1.33 years on the job as an xx with xx.
Previously, BWR2 had prior employment experience as an xx with xx for 2.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "As per the tape and Infinity compliance result, the loan fails the revised closing disclosure delivery date test as the APR became inaccurate, and changes before consummation require a new waiting period."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ) The revised closing disclosure delivery requires a new waiting period and The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is greater than six business days.

Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23420305	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,161.18	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,294.59	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	764	42.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,644.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,294.59 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No foreclosure activity has been found.
No bankruptcy details have been found.
Unable to determine the current occupancy from the collection comments.
No damage or repairs have been found.
BWR1 has 1.58 years on the job as an xx with xx.
BWR1 had prior employment experience as a xx.
BWR2 has 1.91 years on the job as an xx with xx.
BWR2 had prior employment experience as an xx with xx for 1.25 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO due to misrepresentation as BWR continued to occupy the REO property. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.95%. Tape shows the subject is NOO due to occupancy misrepresentation as BWR continued to occupy the REO property, causing the lender to omit BWR's primary housing expense. Revised DTI is 70.94%. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active. BWR1 has 1.58 years on the job as an xx with xx, BWR2 has 1.91 years on the job as an xx with xx since inception, $xx equity in the subject, and $1,232 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at $3,666.00. CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $8,192.51. This is an increase in fee of +$4,526.51. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30559191	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$918.00	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,971.01	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	802	48.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,859.51 which was applied for the due date of xx/xx/2025. The current monthly P&I is $5,971.01 with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding damages.
As per tape data, the subject property is owner-occupied.
BWR has been SE for 12.58 years at xx.
 BWR2 has 12.16 years on the job as a director with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.71%. Tape shows revised DTI of 50.51% exceeded the DTI limit of 50% for jumbo loan program. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for 12.58 years at xx. BWR2 has 12.16 years on the job as a xx with xx since inception, $xx equity in the subject, and $xx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74779343	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,340.36	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,611.77	7.749%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	752	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument # xx in the amount of $225,000.00 with xx. No active judgments or liens have been found. The annual school taxes for 2024 were paid in the amount of xx The annual combined taxes for 2025 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,029.59 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,611.77, and the interest rate is 7.749%. The current UPB is xx. The comment dated xx/xx/2024 shows that 3 payments for the due dates from xx/xx/2024 to xx/xx/2024 has been deferred.	Collections Comments:The current status of the loan is performing.
According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD was excessive obligations.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property was damaged by the tenant, and BWR had repaired the property, and the cost of repairs was 20K. Further details were not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the xx/xx/2024, the subject property is tenant-occupied.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is, and the photos addendum reflects that the basement is damp and dripping with oil. 1004D, or the inspection report by a licensed professional, verifying if the oil spilling is a safety issue and affecting structural integrity, is missing from the loan documents. The final CD does not reflect any escrow holdback."	* Property Marketability Issues (Lvl 3) "A xx search shows the subject is a farmhouse on xx, and they have summer festivals, music venues, and activities on the adjacent land. Further details not provided. xx search property estimated value of $xx. Current UPB: xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27873244	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,521.86	02/xx/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$651.13	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	43.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
There is a child support lien found against the borrower in favor of xx, which was recorded on xx
There are multiple state tax liens found against the borrower filed by different plaintiffs and recorded on different dates. The lien amount is not mentioned on the document.
There are multiple IRS liens found against the borrower in favor of the Internal Revenue Service, which were recorded on different dates. The lien amount is not mentioned on the document.
There are multiple civil judgments found against the borrower filed by different plaintiffs and recorded on different dates. The judgment amount is not mentioned on the document.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,487.83 which was applied for the due date of xx/xx/2025. The current monthly P&I is $651.13 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is payment adjustment.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 and the notice of default was filed on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the step sale was posted on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was put on hold due to reinstatement. As per servicing comment dated xx/xx/2024, the foreclosure file closed. Further details were not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR2 has been SE for 14 years at xx.

Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in xx and the notice of default was filed on xx As per the servicing comment dated xx/xx/2024, the step sale was posted on xx As per the comment dated xx/xx/2024, the foreclosure was put on hold due to reinstatement. As per servicing comment dated xx/xx/2024, the foreclosure file closed. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.02%. Tape shows the P&L statement used was incorrect. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is expired. BWR 2 has been SE for 14 years at xx, and $xx equity in the subject."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.028%, as the borrower income is $3,728.88 and total expenses are in the amount of $1,604.48 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.028%."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12551708	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,746.76	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,432.80	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	45.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for Leader xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $2,749.21. The current P&I is $2,432.80 with an interest rate of 3.250%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed. CCs do not show any damage.
BWR has been SE for 31.66 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the subject property does not meet FNMA guidelines for SFR property with an ADU, as the subject property is an SFR with two ADUs. One ADU consisting of 2 bedrooms and 2 baths and another studio ADU consisting of one bathroom with a fully functioning kitchen. The comps selected are not similar, and the appraiser used large adjustments. The appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB xx.											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19642333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,157.60	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.59	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	807	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with book/page #xx in the amount of xx with MERS as nominee for Leader xx.
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The 2nd annual installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $732.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $455.59 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025 , the borrower is current with the loan, and the Next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 5 months on the job as anxx with xx. Additionally, BWR2 has 8.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show that an inspection for mold/mildew and foundation due to dampness by a licensed professional was required, and an inspection report verifying completion of mold remediation treatment is available. The foundation inspection report recommended certain remedies required to fix the dampness in the basement. 1004D, or the final inspection verifying completion of remedies suggested for the dampness issue in the basement, is missing from the loan file. The estimated amount of repairs is not available. The final CD does not reflect the escrow holdback."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the Kansas license validation test."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects points - loan discount fee at $1,180.00. Final CD dated xx/xx/2024 reflects points - loan discount fee at $1,235.68. This is an increase in fee of $55.68 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31981335	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,268.10	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,459.50	3.124%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	723	48.048%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,194.34(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,459.50 with an interest rate of 3.124%. The current UPB reflected as per the payment history is $316,650.72.
PH shows the deferred principal balance is xx.
PH shows a large payment of $7,170.36 in Oct-23 paid by BWR.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The Covid-19 forbearance plan was approved for 12 months from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the Covid deferral plan was approved in the amount of $23,645.84.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 13.75 years on the job as a xx with xx.
BWR2 has 5.75 years on the job as an  xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.04%. Tape shows BWR2 income miscalculation. Revised DTI is 50.30%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR1 has 13.75 years on the job as a xx; BWR2 has 5.75 years as an occupational therapist with Hillside Village of De Soto, FICO 723, $xx equity in the subject and $3,384 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Kansas license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2021. The initial CD dated xx/xx/2021 reflects a lender credit of $479.22. The final CD dated xx/xx/2021 reflects a lender credit of $477.05. This is a decrease of $2.17 for a fee that has a 0% tolerance test. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.05%, as the borrowers' income is $7,128.53 and total expenses are in the amount of $3,425.10, and the loan was underwritten by DU (xx), and its recommendation is 'Approve/eligible' with a DTI of 48.05%. The subject loan was originated on xx and the 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92790877	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,245.04	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,137.04	6.124%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	782	Not Applicable	40.307%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with Leader xx.
 No active judgments or liens have been found.
The first and second installments of county taxes for 2024 were paid in the total amount of xx
The first and second installments of county taxes for 2025 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,544.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,137.04 with an interest rate of 6.124%. The current UPB reflected as per payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing
.. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR receives pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows a TRID violation as the 3-day waiting period between the initial CD and the final CD was not met. Infinity did not perform the regulatory compliance test as the subject loan is NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7207573	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,246.91	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$874.96	6.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	44.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,069.88 which was applied for the due date of xx/xx/2025. The current monthly P&I is $874.96 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 3 months on the job as an xx. Previously, BWR had 6.25 years on the job as a xx in the xx. Additionally, BWR receives VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to completion of repairs to damaged wood trim of the front upper window, 2nd floor entry door, and garage door trim. The estimated cost to cure is $750. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is uninsured by VA as the loan amount was $1.00 less than the required loan amount to activate additional entitlement. Further details not provided."
* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $1,462.23."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86998967	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,561.82	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,686.36	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	689	36.656%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
There is an active junior mortgage against the subject property in favor of MERS as nominee for xx in the amount of xx which originated on xx and recorded on xx with instrument | Book/Page #xx
The 1st, 2nd, and 3rd installments of town taxes for 2025 were paid in the total amount of xx on different dates.
The 4th installment of town taxes for 2025 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,229.71 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,686.36 with an interest rate of 6.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied. BWR1 has 21.66 years on the job as an xx with xx.  BWR2 has 1.25 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and infinity compliance report shows loan failed HPML test. The subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to be in the amount of $1,485.26."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.650% exceeding the APR threshold of 7.600% by +0.050%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

																																																																																								Loan failed the MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.650% exceeding the APR threshold of 7.600% by +0.050%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81666721	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,850.65	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,684.72	6.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	692	44.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
The second installment of combined taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,291.72(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,684.72 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
BWR1 has 13.5 years on the job as a xx with xx.
BWR2 has been SE for 10 years at xx.
BWR3 receives pension, SSI and VA benefits.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,770.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $5,134.29. This is an increase in fee of +$2,364.29 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show MIP was disclosed incorrectly for only 11 years at origination on LE and CD instead of being disclosed for the life of loan. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/xx/2024. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41735239	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,582.77	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,965.30	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Other	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	43.190%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of $295,400.00 in favor of MERS as nominee for xx.
There is an active junior subordinate mortgage against the subject property in favor of MERS as nominee for xx. in the amount of xx which originated on xx and was recorded on xx with instrument #xx.
There is a municipal lien on the subject property in favor of XX, Collector of Taxes XX, in the amount of $907.37, which was recorded on xx/xx/2024.
The 1st, 2nd, and 3rd installments of county taxes for 2025 were paid in the total amount of $2,698.76 on xx/xx/2024, xx/xx/2024, and xx/xx/2025.
The 4th installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2025.
The annual water charges for 2025 have been delinquent in the amount of xx which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,472.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,965.30 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current P&I is $1,965.30 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has 2.08 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2024 is more than 60 calendar days after the consummation date xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows MassHousing HFA program, not purchased by MassHFA because of borrower delinquency. See delinquency column S. Borrower has given no reason for default. He states he will be paying. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2922766	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,061.79	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,769.23	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	709	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,026.81 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,769.23, and the interest rate is 8.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is non-owner-occupied.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. As per the PH as of xx/xx/2025, the BWR is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49417057	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,197.93	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,981.82	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	720	766	46.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument # xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,767.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,981.82 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. Unable to determine the occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 4.75 years on the job as a xx with xx. BWR2 receives monthly distribution income from a 401K account.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 46.40%. Tape shows the lender did not include 5% of the remaining balance of the collection account of $5,719 in DTI calculations. Revised DTI is 48.36%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 4.75 years on the job as a xx with xx; BWR2 receives monthly distribution income from a 401K account, FICO 720, 0X30 since inception, $xx equity in the subject, and $7,552 residual income. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67407835	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,968.45	03/xx/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$579.41	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	42.364%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2025	$88,354.45	$27,744.94	6.500%	$354.84	03/xx/2025	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $822.16, which was applied for the due date of xx/xx/2024. The current monthly P&I is $579.41 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2025, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $579.41 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is illness of the borrower.
The loan was modified on xx/xx/2025.
The foreclosure was initiated in 2024 with the loan. Further details are not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024 the subject property is owner occupied.
BWR has 2.25 years on the job as a xx with xx.
Foreclosure Comments:The foreclosure was initiated in xx with the loan. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx As per the modified term, the new principal balance is xx. The monthly P&I is $354.84 with an interest rate of 6.500% beginning on xx and a maturity date of 2/xx/2065. The deferred balance is xx and the interest-bearing amount is $60,609.51.	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows due for 12/xx/24, workout modification in process. According to the payment history as of xx/xx/2025, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The loan was modified on xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2024 reflectsAppraisal Re-Inspection Fee at $373.74. This is an increase in fee of +$373.74 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69758491	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,176.15	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.67	2.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	683	Not Applicable	29.418%	First	Final policy	Not Applicable	Not Applicable	05/xx/2024	$146,470.49	Not Applicable	2.990%	$523.50	07/xx/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
There is a prior mechanics lien found against the subject borrower in favor of xx., in the amount of xx which was recorded on xx
There is a prior civil judgment found against the prior owner, xx, in favor of xx in the amount of xx which was recorded on xx.
The 2nd installment of county taxes for 2024 is due in the total amount of xx on xx/xx/2025.
The 1st installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,297.70, which was applied for the due date of xx/xx/2025. The current monthly P&I is $523.50 with an interest rate of 2.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is the death of the borrower’s family member.
The loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the borrower was approved for a 3-month trial plan from xx/xx/2024 to xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the subject property is non-owner occupied.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 3 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and lender, xx, on xx As per the modified term, the new principal balance is xx The monthly P&I is $523.50 with an interest rate of 2.99% starting on xx and a maturity date of 6/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is, and the supplemental/photo addendum shows the subject property has multiple repairs with a cost to cure of $xx. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 30.51%. Tape shows the lender did not include primary housing expense in the DTI calculation. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has 3 years on the job as a xxt at xx, and $xx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1336752	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,570.73	04/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,287.47	3.990%	60	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	700	Not Applicable	42.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,760.17 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,287.47 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for the default is unable to be determined.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No information has been found regarding the forbearance plan.
No details pertaining the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
BWR has been SE for 3 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Balloon Rider Origination Appraisal	xx	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the amortization test due to the loan has a date creditor received application after January xx, 2014 and the loan is not fully amortizing.

This loan failed the balloon payment test due to the loan provides for a balloon payment. Freddie Mac will no longer purchase balloon/reset mortgages.

This loan failed the qualified mortgage balloon payment test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment. This loan has a balloon payment."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of the loan file show the subject is a 5-year balloon loan and the seller is looking to sell. Further details not provided."
* Missing Appraisal (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 4.175% exceeds APR threshold of 4.100% over by +0.075%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.197% exceeds APR threshold of 4.100% over by +0.097%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Required Documentation Missing (Lvl 2) "Loan approval is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47503916	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,621.57	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$389.29	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	810	Not Applicable	42.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $572.32 which was applied for the due date of xx/xx/2025. The current monthly P&I is $389.29 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR received social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $3,585.55 exceed Fees threshold of $2,526.65 over by +$1,058.90.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $1,595.55
Processing Fee paid by Borrower: $295.00
Underwriting Fee paid by Borrower: $1,695.00"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) points and fees test due to Fees charged $3,585.55 exceeds fees threshold of $2,526.65 over by +$1,058.90.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $1,595.55
Processing Fee paid by Borrower: $295.00
Underwriting Fee paid by Borrower: $1,695.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.60%. Tape and appraisal show special assessment of $72 per month was not verified and not included in the DTI. Revised DTI is 43.49%. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR received social security income. FICO 810, $xx equity in the subject, and $4,596 residual income. Review shows ATR confirmed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,585.00, CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,595.55. This is an increase in fee of +$10.55 for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40200834	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,823.77	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.62	6.500%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	54.126%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with Instrument # xx in the amount of xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx in the amount of xx which originated on xx and was recorded on xx/xx/2013 with the instrument xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $920.95, which was applied for the due date of xx/xx/2025. The current P&I is $638.62 with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 5.4 years on the job as a xx at xx. Additionally, BWR has 6 months on the second job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 54.13%. Tape and review show subject is a refinance of the tax redemption of the prior FC. Lender defect. Subject loan originated xx and the 3 year SOL is active. BWR is employed with xx for 5 years. FICO 649. $xx equity in the subject and $1,291 residual income."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects Lender Credit at $2,000.00. Final CD dated xx/xx/2024 reflects Lender Credit at $0.00. This is decrease of $2,000.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows a defect: the home is in foreclosure. There is no foreclosure activity found in the loan file. Further details are not available."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26383609	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$366.75	04/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.12	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	42.183%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,035.19 which was applied for the due date of xx/xx/2025. The current monthly P&I is $857.12 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 20.25 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at xx, the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx and 19 state that the manufactured home with serial # xx has been affixed to the permanent foundation. The short form title policy schedule B located at xx TP shows an exception for the affidavit of affixture of mobile home."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.18%. Tape shows BWR receives no continued income after military service. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR has 20.25 years on the job as a xxr with xx since inception, and $xx equity in the subject. Review shows BWR is xx and will receive a pension upon leaving the service. ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4334042	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,372.33	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.57	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	47.840%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of County taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,168.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $755.57 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The comment dated xx/xx/2025 shows that the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is that the borrower's property was impacted by the hurricane.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1 year on the job at xx. Previously, BWR was an xx for 23.58 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 47.84%. Tape shows tip income used to qualify is not supported with prior receipt history. The revised DTI is 60.80%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR has 1 year on the job at xx. Previously, BWR was an SE at xx for 23.58 years, FICO 797, 0X30 since inception, $xx equity in the subject, and $1,062 residual income."	* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by borrower."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44595560	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,041.69	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$640.32	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	39.529%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
There are three prior mortgages against the subject property. The first mortgage originated on xx/xx/1987 in favor of the xx, in the amount of xx which was recorded on xx/xx/1987. The second mortgage originated on xx/xx/2002 in favor of the xx, in the amount of xx which was recorded on xx The third mortgage originated on xx/xx/2003 in favor of the xx in the amount of xx which was recorded on xx/xx/2004.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,195.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $640.32 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR has 42.08 years on the job as a xxr at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final, CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,139.00. This is an increase in fee of $1,139.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.52%. Tape shows undisclosed mortgage debt opened prior to closing. Revised DTI is 89%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 42.08 years on the job as a xx at xx, $xx equity in the subject, and $573 residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55366322	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,001.72	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$951.09	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	740	746	41.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx. No active judgments or liens were found. The annual combined taxes for 2024 were paid in the amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,314.66, which was applied for the due date of xx/xx/2025. The current monthly P&I is $951.09 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The reason for the default is unable to be determined. No post-close bankruptcy record has been found. No foreclosure activity has been found. No information has been found regarding the forbearance plan. No details pertaining to the damage to the subject property have been observed. The occupancy of the subject property is unable to be determined. BWR1 has been an SE for 3 years at xx BWR2 has 19.66 years on the job as a xxe with xx. BWR3 has 1 year on the job as a xxn with xx and xx. BWR3 has prior employment experience as axx with xx for 4.67 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41.93%. Tape shows lender did not establish stability of SE income. Revised DTI is 83%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 has been an SE for 3 years at xx; BWR2 has 19.66 years on the job as a xx e with xx; BWR3 has 1 year on the job as a xx, FICO 740, $xx equity in the subject, and $1,143 residual income."	* Compliance Testing (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance charge disclosed on Final CD as $202,172.77. Calculated finance charge is xx for an under disclosed amount of -$4,260.76. The subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year.  Loan failed TILA APR test due to APR calculated 7.144% exceeds APR threshold 7.446% over by -0.302%. The subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. CD dated xx/xx/2023 reflects Walls In Insurance Fee at $1,167.00. This is a cumulative increase of $1167.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80794033	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,439.87	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,199.50	4.990%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	722	741	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,967.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,199.50 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property was occupied by the owner. CCs do not show any damage.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet GNMA seasoning period requirements. Further details not provided."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22964226	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$19,606.18	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.77	7.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	753	767	49.986%	Second	Unavailable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for State xx in the amount of xx which was originated on xx and recorded on xx/xx/2016 with the instrument #xx
There is a prior IRS lien found against the borrower in favor of the xx in the amount of xx which was recorded on xx/xx/2014.
There is a prior state tax lien found against the borrower in favor of the xx, State of xx in the amount of $211.16, which was recorded on xx/xx/2018.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $19,606.18 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,524.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,524.77 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is self-employed and has been running multiple businesses for 17 years.
BWR2 is self-employed and has been running multiple businesses for 4.4 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.98%. Tape shows an SE income miscalculation as the lender did not consider the loss in business reflected on recent-year tax returns. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR is self-employed and has been running multiple businesses for 17 years. BWR2 is self-employed and has been running multiple businesses for 4.4 years, FICO 753, 0X30."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A xx search shows an estimated value of $2,408,200. Current UPB is $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on initial CD dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects lender credit at $2,903.00. Final CD dated xx/xx/2024 reflects lender credit at $943.00. This is decrease of $1,960.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
																																																																																							The subject loan is a refinance case, originated on xx and the 3-year SOL is active."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59994689	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,665.57	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.79	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	785	815	55.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The combined annual taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $830.79, which was applied for the due date of xx/xx/2025. The current P&I is $830.79 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $830.79 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.
The occupancy of the subject property is unable to be determined.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 29.91 years on the job as a xxwith xx.
BWR2 has 19.33 years on the job as an xx with the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.93%. The tape shows BWR was not employed prior to closing and is now retired. The revised DTI is 77.13%. Further details not provided. BWR defect. The subject loan was originated on xx and the 3-year SOL is active. BWR1 has 29.91 years on the job as a xx. BWR2 has 19.33 years on the job as an admin assistant-HR with the State of xx since inception, and $xx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90084539	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$644.58	$585.98	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,656.93	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	751	Not Applicable	47.462%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx in favor of MERS as nominee for xx, for the amount of xx which was recorded on xx No active judgments or liens have been found. The first installment of county taxes for 2024 is delinquent in the amount of $644.58, which is good through xx/xx/2025. The second installment of county taxes for the year of 2024 is due in the amount of xx on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,161.30, which was applied for the due date of xx/xx/2025. The current P&I is $1,656.93 with an interest rate of 7.375%. The current UPB as per payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per payment history is xx. Unable to determine the occupancy of the subject property. No post-close bankruptcy record has been found. No foreclosure activity has been found. No information has been found regarding the forbearance plan. No details pertaining to the damage to the subject property have been observed. BWR has 5.25 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as NOO at 47.46%. Tape shows rental income miscalculation. The revised DTI is 58.55%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR has 5.25 years on the job as an xx xx since inception, $xx equity in the subject, and $3,491 residual income.

																																																																																								Downgraded to LVL2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53933606	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,832.94	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,550.90	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	44.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $176.77 on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,688.44 which was applied for the due date of xx/xx/2025. The current monthly P&I is $5,550.90 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 14 years on the job as a xx of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows disclosed APR exceeds the APOR by 2.25%. Further details not provided. Infinity compliance result shows the loan failed the HPML and QM APR threshold test."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed GSE (Fannie Mae public guidelines) QM APR Threshold Test due to APR calculated at 9.374% exceeds APR threshold of 9.050% over by +0.324%.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated at 9.374% exceeds APR threshold of 9.050% over by +0.324%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.426% exceeding the APR threshold of 8.300% by +1.126%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d). Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.374% exceeds APR threshold of 8.300% over by +1.074%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80463158	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.78	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	772	723	45.388%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx.
No active judgments or liens were found.
The combined annual taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,330.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,103.78 with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The occupancy of the subject property is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the appraised value is not supported due to appraisal adjustments. The appraiser used large adjustments to arrive at an appraised value of $xx. Comp #2, with a sales price of xx, is closest to the subject property. Redfin search shows an estimated value of $xx. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71900439	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$17,487.72	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,551.83	9.000%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	11.998%	Second	Commitment	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The first and second installments of county taxes for 2024 were paid in the amount of $17,487.72.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025 with the first payment date of xx/xx/2025. As per the tape as of xx/xx/2025, the next due date is xx/xx/2025, and the current P&I is $1,551.83 with an interest rate of 9.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025 with the first payment date of xx/xx/2025. As per the tape as of xx/xx/2025, the next due date is xx/xx/2025, and the current P&I is $1,551.83 with an interest rate of 9.000%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has been an SE for 10.75 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject is an HPML loan, and a full appraisal with interior and exterior inspection was not documented on the loan. Infinity compliance report shows the subject loan passed the HPML test, and an exterior-only appraisal report is available in the file. The subject is second lien, and the first lien is escrowed. Further details not provided. xx search shows an estimated value of $xx. Current UPB is xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed qualified mortgage lending policy points and fees test due to fees charged $5,520.00 exceeds fees threshold of $4,387.87 over by +$1,132.13.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,695.00
Mortgage Broker Fee paid by Borrower: $3,825.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 does not reflect Appraisal Fee. Final CD dated xx/xx/2025 reflects Appraisal Fee at $450.00. This is an increase fee in the amount of +$450.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active.

TRID Violation due to decrease in lender credit on revised CD. Initial CD dated xx/xx/2025 reflects Lender credits at $4,398.75. Revised CD dated xx/xx/2025 reflects Lender credits at $4,016.25. This is a decrease of $382.50 for a fee which has 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,520.00 exceeds fees threshold of $4,387.87 over by +$1,132.13.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,695.00
Mortgage Broker Fee paid by Borrower: $3,825.00."
																																																																																							* LE/CD Issue date test Fail (Lvl 3) "Loan failed ComplianceEase delivery and timing tests for the revised CD dated xx/xx/2025. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2025, which is after the consummation date of xx/xx/2025."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15893415	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,285.46	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.38	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	39.526%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a civil judgment against the borrower in favor of xx for the amount of xx recorded on xx/xx/2020. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
There is a credit card judgment against the borrower in favor of xx. for the amount of xx recorded on xx/xx/2023.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,622.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,191.38 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xx with xx. Additionally, BWR has 1.41 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the wire was received on xx/xx/2025 and needs full PH and CC for March 25. The PH is available until xx/xx/2025, and the CC is missing for March 25. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.52%.Tape shows questionable income and lender did not verify BWR was SE. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired. BWR has 7 months on the job as xx. Additionally, BWR has 1.41 years on the job as a xx with xx., 0X30 last 24 months, FICO 677, and $xx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2020, and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.029% exceeds APR threshold of 4.590% over by +0.439%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.029% exceeds APR threshold of 4.590% over by +0.439%. Subject loan is escrowed."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 9/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88745236	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,724.24	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,625.93	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	738	722	45.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The first installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025. The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025. The water charges for 2025 are due in the amount of $63.96 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,065.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,625.93 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller's tape data, the subject property is owner-occupied. BWR 1 has been an SE for 6.33 years at xx BWR 2 has 1.25 years on the job as a xx with xx. BWR 2 has prior employment experience as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.92%. Tape shows rental and SE income miscalculation. Further details not provided. Revised DTI 60.90%. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR 1 has been an SE for 6.33 years at xx., with a FICO 722, $xx equity in the subject, 0X30 since inception and $8,125 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect the credit tech and verification fee. The CD dated xx/xx/2024 reflects a credit tech and verification fee of $50.00. This is an increase in the fee of $50.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase originated on xx and the 1-year SOL has expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) because an APR calculated at 8.218% exceeds the APR threshold of 8.210% by +0.008%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62577219	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,068.45	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,680.27	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	48.175%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument # xx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,190.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,680.27 with an interest rate of 6.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property was damaged due to a FEMA disaster. No comments have been found regarding the types of damages, estimated cost of repairs, and repair completions.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

BWR has 22.58 years on the job as a  xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.17%. Tape shows BWR had undisclosed debt. Revised DTI is 56%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 22.58 years on the job as a xx with xx since inception, $xx equity in the subject, and $4,024 residual income."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19253324	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,340.00	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,670.42	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	792	49.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,989.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,670.42 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
BWR1 receives social security and retirement income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.49%. Tape shows PITI miscalculation of a HELOC loan. Revised DTI is 55.10%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 receives social security and retirement income; BWR2 receives social security income, xx, and $xx equity in the subject. $4205 residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20162960	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Georgia	xx	xx	No	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	03/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$780.79	6.700%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	820	Not Applicable	44.421%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report is missing.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,165.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $780.79 with an interest rate of 6.700%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied. CCs do not show any damage.
Borrower receives retirement, VA compensation, and social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Cash out purchase (Lvl 3) "The subject loan is a purchase case. The final CD, dated xx/xx/2025, reflects cash in the amount of $169.35."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is non-saleable due to insufficient entitlement for VA guaranty. Further details are not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "The VA Guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56192856	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,260.38	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,430.18	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	756	Not Applicable	46.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with Instrument # xx in the amount of xx with MERS as nominee for xx. No active judgments or liens found. The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,430.18, which was applied for the due date of xx/xx/2025. The current P&I is $4,430.18 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. The occupancy of the subject property is unable to be determined. BWR has 10.66 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.65%. Tape shows the lender did not include taxes and insurance for the primary residence in the DTI calculation. Revised DTI at 59.94%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 10.66 years on the job as a xxwith xx, $xx equity in the subject, 0X30 since inception and $6,715 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27631483	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$69.61	$52.51	03/xx/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$618.60	9.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	$83,695.37	Not Applicable	3.125%	$305.68	07/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with Instrument #xx in the amount of xx with xx. There is a civil judgment found against the borrower in favor of xx in the amount of xx which was recorded on xx/xx/2018. The 2024 county annual taxes have been delinquent in the amount of $69.61, which were due on xx and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $909.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $305.68 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2024, the xx payment was made by the borrower.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the borrower has received a claim for repairs due to the hurricane loss. The date of loss is xx/xx/2021, and the borrower received an insurance claim for the loss amount of $15,720.96. There is no evidence to confirm the current status of repairs.
The loan was modified on xx
The borrower filed for bankruptcy under Chapter 13 with case #xx on xx The bankruptcy was discharged on xx and terminated on xx
As per servicing comments dated xx/xx/2023, the foreclosure was initiated on this loan in xx As per servicing comments, the foreclosure was put on hold on xx due to bankruptcy. Further details are not provided.
The reason for default is not available.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:As per servicing comments dated xx/xx/2023, the foreclosure was initiated on this loan in xx and the foreclosure was put on hold on xx due to bankruptcy. Further details are not provided.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx As per voluntary petition schedule D (Doc# 6), the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $0.00. The POC xx-1) was filed by the creditor, xx., on xx for the secured claim amount of $80,650.38, and the amount of arrearage is xx The plan was confirmed on xx and modified chapter 13 plan was filed on xx/xx/2022. The borrower has promised to make monthly mortgage payments of $900.09 for 36 months to the trustee under the Chapter 13 plan. The plan reflects arrearage for subject loan in the total amount of xx and the trustee has committed to pay arrearage payments on a pro rata basis. The bankruptcy was discharged on xx and terminated on xx	The modification agreement was made between the borrower, xx, and the lender, xx., on xx As per the modified term, the new principal balance is xx The monthly P&I is $305.68 with an interest rate of 3.125% beginning on xx and a maturity date of 06/xx/2062. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and the estimated HUD-1, is missing from the loan documents." * Missing Appraisal (Lvl 3) "The appraisal is missing from the loan documents. A xx search shows an estimated amount of $xx. The current UPB is $xx."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,720.96	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40716085	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,972.00	03/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,009.22	5.000%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the total amount of $3,210.00 (PITI), which was applied on xx/xx/2025. The current P&I is $1,009.22 with an interest rate of 5.00%. The current UPB reflected as per the payment history tape data is xx. As per the collection comment dated xx/xx/2024, the payments made in Oct 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
No details pertaining to the damage to the subject property have been observed.
As per the BPO report (xx) dated xx/xx/2024, the subject property is occupied by the owner.
The loan has not been modified since origination.
The review of the collection comment states that the foreclosure was initiated on xx/xx/2022. The comment dated xx/xx/2022 shows that the foreclosure file was closed due to reinstatement. Further details not found.
No post-close bankruptcy record has been found.
The comment dated xx/xx/2023 shows that the RFD is illness of the borrower.

Foreclosure Comments:The review of the collection comment states that the foreclosure was initiated on xx The comment dated xx/xx/2022 shows that the foreclosure file was closed due to reinstatement. Further details not found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value at $1,208,100.00. Current UPB is xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41207370	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	02/xx/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$329.62	10.083%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/xx/2024	$56,115.57	Not Applicable	8.000%	$411.76	08/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $411.76 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $411.76 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
The reason for the default is unable to be determined.
The loan was modified on xx/xx/2024.
The foreclosure was initiated in xx with the loan. As per the servicing comments dated xx/xx/2024, the foreclosure file has been closed.
xx to the PACER, the borrower filed for bankruptcy under Chapter 13 with case #xx on xx The bankruptcy was dismissed on xx and terminated on xx/xx/2024.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:The foreclosure was initiated in xx and as per the document located at Lnxx, the complaint was filed on xx  As per the servicing comments dated xx/xx/2024, the foreclosure file has been closed due to loan modification. Further details were not provided.
Bankruptcy Comments:As per PACER, the borrower, xx, had filed bankruptcy under Chapter 13 with the case #xx on xx As per the schedule-D of the voluntary petition, the amount of the claim is $46,631.02, and the value of the collateral is $48,000.00. The unsecured portion is $0.00. The POC was filed by xx, as serviced by xx., on xx with the secured claim amount of $56,144.86, and the arrearage is $35,431.09. The Chapter 13 plan was filed on xx/xx/2023 and confirmed on xx The borrower shall pay a monthly mortgage payment of $580.00 per month for 60 months to the trustee under the Chapter 13 plan. The plan reflects an arrearage for the subject loan totaling $17,718.56, and the trustee has committed to pay monthly payments of $216.08 for 60 months toward the arrearage. The bankruptcy was dismissed on xx and terminated on xx

This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The modified monthly P&I of $411.76 with a modified interest rate of 8.000% starting on xx and continuing until the new maturity date of 7/xx/2054. The loan has been modified three times since origination.	Credit Report Final Truth in Lending Discl. Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.977%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97617154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$928.91	$1,735.11	04/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,654.28	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	768	43.593%	First	Final policy	Not Applicable	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx and recorded on xx with instrument # xxin the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $7,275.00 with "xx."
The first and second installments of county taxes for 2025 were paid in the amount of $886.18.
The third and fourth installments of county taxes for 2025 were delinquent in the amount of xx with the good-through date of xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,980.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,654.28 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments: The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has been an SE as a xx for 4.66 years and at xxfor 36.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "TRID total of payment disclosed on final CD as $614,380.06. Calculated total of payments is $615,401.07 for an under disclosed amount of -$1,021.01. The disclosed total of payments of $614,380.06 is not considered accurate because it is understated by more than $100. Subject loan is a purchase case originated on xx and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.59%. Tape shows the lender did not document the payment plan for IRS debt. The file shows a monthly payment of $1,293 towards an IRS debt balance of $xx included in DTI calculations. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been an SE as a realtor for 4.66 years and at xx for 36.16 years, FICO 763, 0X30 since inception, and $1,573 equity in the subject. Review shows ATR confirmed, DTI includes the monthly IRS payment."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable